INSTITUTIONAL FUNDS


                                                FRANK RUSSELL INVESTMENT COMPANY





2001 ANNUAL REPORT

CLASS E, I, AND Y SHARES

EQUITY I FUND

EQUITY II FUND

EQUITY III FUND

EQUITY Q FUND

INTERNATIONAL FUND

FIXED INCOME I FUND

FIXED INCOME III FUND


CLASS C, E, AND S SHARES


EMERGING MARKETS FUND

REAL ESTATE SECURITIES FUND

SHORT TERM BOND FUND


CLASS C, E, I, AND S SHARES


SELECT GROWTH FUND

SELECT VALUE FUND



OCTOBER 31, 2001

                                                                         [LOGO]

INSTITUTIONAL FUNDS

2001 ANNUAL REPORT

FRANK RUSSELL INVESTMENT COMPANY

FRANK RUSSELL INVESTMENT COMPANY

Frank Russell Investment Company is a "series mutual fund" with 31 different investment portfolios. These financial statements report on twelve Funds, each of which has distinct investment objectives and strategies.

FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY

Responsible for overall management and administration of the Funds.

FRANK RUSSELL COMPANY

Consultant to Frank Russell Investment Management Company.

                        FRANK RUSSELL INVESTMENT COMPANY

                               INSTITUTIONAL FUNDS

                                  ANNUAL REPORT

                                OCTOBER 31, 2001

                                TABLE OF CONTENTS

                                                                       Page

   Letter to Our Clients ...........................................     3
   Equity I Fund ...................................................     4
   Equity II Fund ..................................................    20
   Equity III Fund .................................................    40
   Equity Q Fund ...................................................    54
   International Fund ..............................................    68
   Fixed Income I Fund .............................................    90
   Fixed Income III Fund ...........................................   114
   Emerging Markets Fund ...........................................   140
   Real Estate Securities Fund .....................................   158
   Short Term Bond Fund ............................................   168
   Select Growth Fund ..............................................   184
   Select Value Fund ...............................................   198
   Notes to Financial Statements ...................................   211
   Report of Independent Accountants ...............................   227
   Tax Information .................................................   228
   Manager, Money Managers and Service Providers ...................   229

FRANK RUSSELL INVESTMENT COMPANY - INSTITUTIONAL FUNDS

Copyright(C) Frank Russell Company 2001. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% Semiannual return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

TO OUR CLIENTS

We are pleased to present the Frank Russell Investment Company 2001 Annual Report. This report covers information on twelve of the Funds and represents our twentieth year in operation.

We remain committed to providing our clients with superior investment solutions through the benefits of multi-manager, multi-style diversification used in structuring our Funds. The commitment proved worthwhile in 2001, as our Funds, in general, provided solid returns as compared to their respective benchmarks and attracted many new investors.

Frank Russell Investment Management Company (FRIMCo) continuously evaluates the Funds we offer our clients. Each of these Funds is carefully monitored by Russell investment professionals to ensure that the most appropriate investment advisors and strategies are utilized within each Fund. The advisors are monitored by FRIMCo using the expertise and advice of the Investment Policy and Research group of Frank Russell Company.

Since the close of 2000 we have implemented changes in our Funds' structure which we believe will benefit current and potential investors. The Select Growth and Select Value Funds were opened for investment in January 2001, providing diversified investment approaches to equity markets that compliment the existing families of Russell and Institutional Funds.

Thank you for your continued confidence and investment with Frank Russell Investment Company. We look forward to 2002 and continuing to earn your support.

Sincerely,

/s/ Lynn L. Anderson

Lynn L. Anderson
Chairman of the Board
Frank Russell Investment Company

EQUITY I FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

OBJECTIVE: To provide income and capital growth by investing principally in equity securities.

INVESTS IN: Primarily US equity securities.

STRATEGY: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of eleven managers with three separate and distinct investment styles.

                     GROWTH OF A $10,000 INVESTMENT

Dates             Equity I - Class I++     Russell 1000(R)**
-----             --------------------     -----------------
Inception*              $10,000                $10,000
1992                    $10,933                $11,075
1993                    $12,843                $12,823
1994                    $13,398                $13,221
1995                    $16,763                $16,791
1996                    $20,657                $20,640
1997                    $27,663                $27,211
1998                    $32,085                $32,576
1999                    $39,735                $40,909
2000                    $41,381                $44,615
2001                    $30,217                $32,997

                    YEARLY PERIODS ENDED OCTOBER 31


EQUITY I FUND - CLASS I

 PERIODS ENDED    GROWTH OF       TOTAL
    10/31/01       $10,000       RETURN
--------------   -----------   -----------
1 Year              $ 7,302     (26.98)%
5 Years             $14,628       7.90%(S)
10 Years            $30,217      11.68%(S)


EQUITY I FUND - CLASS E++++

 PERIODS ENDED    GROWTH OF       TOTAL
    10/31/01       $10,000       RETURN
--------------   -----------   -----------
1 Year              $ 7,287     (27.13)%
5 Years             $14,545       7.78%(S)
10 Years            $30,045      11.62%(S)


EQUITY I FUND - CLASS Y ++++++

 PERIODS ENDED    GROWTH OF       TOTAL
    10/31/01       $10,000       RETURN
--------------   -----------   -----------
1 Year              $ 7,307     (26.93)%
5 Years             $14,645       7.92%(S)
10 Years            $30,253      11.70%(S)


RUSSELL 1000(R) INDEX

 PERIODS ENDED    GROWTH OF       TOTAL
    10/31/01        $10,000      RETURN
--------------   -----------   -----------
1 Year              $ 7,396     (26.04)%
5 Years             $15,987       9.84%(S)
10 Years            $32,997      12.68%(S)

4 Equity I Fund

EQUITY I FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW
For the year ended October 31, 2001, the Equity I Fund Class I, Class E and Class Y shares lost 26.98%, 27.13% and 26.93%, respectively. This compared to a loss of 26.04% for the Russell 1000(R) Index.

The Fund's performance was in line with its benchmark index in a market environment marked by unusually difficult events. These included terrorist attacks on September 11, 2001 that caused investor confidence to plummet. The attacks came after a heavy slate of sluggish economic news and declining corporate earnings announcements. This fiscal year also witnessed a reversal in monetary policy. At the beginning of the period, financial markets were still feeling the negative effects of the multiple interest rate hikes made by the Federal Reserve Board (Fed) during early 2000. By the end of the period, market participants were anxiously waiting for the numerous rate cuts during fiscal 2001 to gain traction, and help revive the struggling economy.

PORTFOLIO HIGHLIGHTS
Major shifts in political leadership, monetary policy, economic standing and national security resulted in high levels of sector and market volatility that impacted the Fund's performance. The Fund's fully invested posture cost some excess returns as expected in a declining market. The Fund's solid manager lineup, which was put in place in spring of 2000, generally seized opportunities to reinforce positions expected to outperform should the economy and markets recover, rather than playing the psychologically-based sector rotations of the down market.

The reporting period began with Fund's reducing the weight of their holdings in the embattled technology sector to about a 4% underweight relative to the Russell 1000(R) Index weight. While an underweight at the aggregate fund level was maintained during the year, it was reduced towards fiscal year-end to approximately a 1 1/2% underweight relative to the benchmark as managers took advantage of attractive valuations resulting from market downturns. Peachtree differed in its approach by returning to the technology sector by calendar year-end 2000.

While market preference alternated between sectors, growth and value investment styles, and capitalization tiers, defensive segments of the market generally won over aggressive sectors. Therefore, the Fund managers' predominant underweight in utilities and consumer staples dampened returns.

TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)              October 31, 2001

Citigroup, Inc.                                         2.8%
General Electric Co.                                    2.3
Pfizer, Inc.                                            2.2
Exxon Mobil Corp.                                       2.0
Johnson & Johnson                                       1.7
Wal-Mart Stores, Inc.                                   1.7
Microsoft Corp.                                         1.4
American International Group, Inc.                      1.4
Procter & Gamble Co.                                    1.4
International Business Machines Corp.                   1.3

PORTFOLIO CHARACTERISTICS
                                                 October 31, 2001

Current P/E Ratio                                           21.3x
Portfolio Price/Book Ratio                                  3.12x
Market Capitalization - $-Weighted Average              79.65 Bil
Number of Holdings                                            639


MONEY MANAGERS                                        STYLES

Alliance Capital Management, LP                    Growth
Alliance Capital Management, LP - Bernstein

Investment Research & Management Unit              Value
Barclays Global Fund Advisors                      Value
Jacobs Levy Equity Management, Inc.                Market-Oriented
MFS Institutional Advisors, Inc.                   Value
Marsico Capital Management, LLC                    Growth
Peachtree Asset Management                         Market-Oriented
Strong Capital Management, Inc.                    Growth
Suffolk Capital Management, Inc.                   Market-Oriented
Turner Investment Partners, Inc.                   Growth
Westpeak Global Advisors, LP                       Market-Oriented

*    Equity I Fund Class I assumes initial investment on November 1, 1991.

** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index, the smallest of which is valued at about $1.4 billion. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++   Equity I Fund Class I performance has been linked with Class E to provide
++ historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Equity I Fund Class I performance has been linked with Class Y to provide +++ historical perspective.

(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                                 Equity I Fund 5

EQUITY I FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER         VALUE
                                                     OF           (000)
                                                   SHARES           $
                                                   ------         ------
COMMON STOCKS - 89.5%
AUTO AND TRANSPORTATION - 2.3%
Airborne, Inc.                                      3,580            36
AMR Corp. (a)                                       4,250            77
ArvinMeritor, Inc.                                  2,965            45
Atlantic Coast Airlines, Inc. (a)                   2,700            51
Autoliv, Inc.                                      32,800           526
Burlington Northern Santa Fe Corp.                 44,930         1,207
Canadian National Railway Co.                      17,100           677
Continental Airlines, Inc. Class B (a)             36,560           639
Cooper Tire & Rubber Co.                            9,400           124
Dana Corp.                                         22,800           245
Delphi Automotive Systems Corp.                    80,000           929
Delta Air Lines, Inc.                              19,070           436
Expeditors International of
  Washington, Inc.                                  2,090            94
FedEx Corp. (a)                                    26,727         1,098
Ford Motor Co.                                     94,119         1,511
General Motors Corp.                               41,880         1,730
Genuine Parts Co.                                  14,010           455
Goodyear Tire & Rubber Co.                         37,300           695
Harley-Davidson, Inc.                              52,100         2,358
Hunt (JB) Transportation Services, Inc. (a)           720            10
Lear Corp. (a)                                     52,600         1,615
Norfolk Southern Corp.                             94,300         1,580
Northwest Airlines Corp. Class A (a)               54,800           704
Overseas Shipholding Group, Inc.                    1,400            35
PACCAR, Inc.                                       18,200           961
Skywest, Inc.                                      25,262           462
Southwest Airlines Co.                            125,729         2,000
Tidewater, Inc.                                       260             8
TRW, Inc.                                           8,240           278
UAL Corp.                                          51,800           659
Union Pacific Corp.                                22,694         1,180
Visteon Corp.                                      17,600           209
                                                                 ------
                                                                 22,634
                                                                 ------
CONSUMER DISCRETIONARY - 12.1%
99 Cents Only Stores (a)                            2,700            96
Alberto-Culver Co. Class B                          5,900           249
Amazon.com, Inc. (a)                                7,610            53
AOL Time Warner, Inc. (a)                         375,690        11,726
Apollo Group, Inc. Class A (a)                      1,895            77
Argosy Gaming Co. (a)                               3,300            96
AutoNation, Inc. (a)                               30,500           314
AutoZone, Inc. (a)                                 10,770           630
Avon Products, Inc.                                13,800           646
Banta Corp.                                         2,610            76
Bed Bath & Beyond, Inc. (a)                        29,800           747
Best Buy Co. (a)                                   71,610         3,931
BJ's Wholesale Club, Inc. (a)                       8,300           421
Black & Decker Corp.                               35,900         1,188
Brinker International, Inc. (a)                    10,155           258
Career Education Corp. (a)                          4,800           125
Carnival Corp.                                      6,100           133
CBRL Group, Inc.                                    8,700           218
CDW Computer Centers, Inc. (a)                      5,700           262
Chicos FAS, Inc. (a)                                2,300            60
Circuit City Stores - Circuit City Group            8,650           119
Clear Channel Communications, Inc. (a)             27,937         1,065
Costco Wholesale Corp. (a)                         90,325         3,417
Darden Restaurants, Inc.                           25,980           832
Disney (Walt) Co.                                 261,561         4,862
Donnelley (R.R.) & Sons Co.                        29,270           746
EarthLink, Inc. (a)                                85,746         1,256
Eastman Kodak Co.                                   5,490           140
eBay, Inc. (a)                                     18,000           945
Education Management Corp. (a)                      2,100            72
Electronic Arts, Inc. (a)                          14,400           741
Estee Lauder Cos., Class A                         11,700           377
Family Dollar Stores, Inc.                         12,500           361
Fastenal Co.                                       10,000           591
Federated Department Stores, Inc. (a)             112,930         3,613
Four Seasons Hotels, Inc.                          51,506         1,970
Gannett Co., Inc.                                  37,649         2,379
Genesco, Inc. (a)                                   4,000            73
Gillette Co. (The)                                 67,100         2,086
GTECH Holdings Corp. (a)                           16,030           640
Harrah's Entertainment, Inc. (a)                    4,200           122
Hilton Hotels Corp.                                16,900           145
Home Depot, Inc. (The)                            253,131         9,677
Insight Communications Co., Inc.
  Class A (a)                                         710            15
International Game Technology (a)                   7,100           362
JC Penney & Co., Inc.                              19,380           421
Jones Apparel Group, Inc. (a)                         460            13
Kimberly-Clark Corp.                               10,820           601
KMart Corp. (a)                                    26,100           160
Kohl's Corp. (a)                                  130,700         7,268
Lamar Advertising Co. Class A (a)                   3,400           107
Leggett & Platt, Inc.                               5,900           128
Liberty Media Corp. (a)                           197,010         2,303
Limited, Inc. (The)                                 8,880            99
Liz Claiborne, Inc.                                 2,200           100
Lowe's Companies, Inc.                            128,680         4,388
Mattel, Inc. (a)                                   15,810           299
May Department Stores Co.                          41,860         1,316
McDonald's Corp.                                   19,250           502
MGM Grand, Inc. (a)                                 2,716            61
Monsanto Co.                                        5,780           181
New York Times Co. Class A                         34,800         1,436
Newell Rubbermaid, Inc.                            13,010           360

6 Equity I Fund

EQUITY I FUND

                                                                October 31, 2001

                                                                MARKET
                                                 NUMBER         VALUE
                                                   OF           (000)
                                                 SHARES           $
                                                --------       --------
NIKE, Inc. Class B                                 3,000            148
Office Depot, Inc. (a)                            37,000            503
Omnicom Group, Inc.                               28,421          2,182
Park Place Entertainment Corp. (a)                13,540             97
Payless ShoeSource, Inc. (a)                       2,350            124
Reebok International, Ltd. (a)                     6,900            143
Republic Services, Inc. (a)                        4,690             77
Ruby Tuesday, Inc.                                 4,200             72
Saks, Inc. (a)                                     5,600             38
Sears Roebuck & Co.                               89,516          3,471
Stanley Works, (The)                               4,200            161
Starwood Hotels & Resorts
  Worldwide, Inc. Class B                          6,340            140
Sylvan Learning Systems, Inc. (a)                  3,700             83
Target Corp.                                      80,720          2,514
Tech Data Corp. (a)                                3,400            145
THQ, Inc. (a)                                      1,000             50
Ticketmaster Class B (a)                             870             12
Tiffany & Co.                                    104,371          2,441
TJX Cos., Inc.                                    13,700            463
Toys "R" Us, Inc. (a)                              4,800             91
Tribune Co.                                       19,440            587
Tricon Global Restaurants, Inc. (a)               16,400            830
USA Networks, Inc. (a)                           125,820          2,320
V.F. Corp.                                        22,670            753
Venator Group, Inc. (a)                            3,750             54
Viacom, Inc. Class A (a)                             460             17
Viacom, Inc. Class B (a)                         176,324          6,443
Viad Corp.                                           570             11
Wal-Mart Stores, Inc.                            314,958         16,190
Wallace Computer Services, Inc.                    4,760             74
Waste Management, Inc.                            56,110          1,375
Wendy's International, Inc.                        9,825            258
West Corp. (a)                                       610             14
Westwood One, Inc. (a)                             2,500             59
Whirlpool Corp.                                    7,520            444
                                                                -------
                                                                120,039
                                                                -------
CONSUMER STAPLES - 6.0%
Albertson's, Inc.                                  9,200            294
Anheuser-Busch Cos., Inc.                         74,777          3,115
Campbell Soup Co.                                 11,180            316
Clorox Co. (The)                                   7,790            278
Coca-Cola Co. (The)                               26,730          1,280
Colgate-Palmolive Co.                             17,697          1,018
Coors (Adolph) Co. Class B                           230             11
Diageo PLC - ADR                                  14,100            576
Dial Corp.                                        74,000          1,234
Dole Food Co., Inc.                                  630             13
General Mills, Inc.                               21,000            964
Heinz (H.J.) Co.                                   8,500            361
Hershey Foods Corp.                                3,300            210
Hormel Foods Corp.                                16,310            391
Interstate Bakeries Corp.                          5,930            140
J.M. Smucker Co., (The)                           46,800          1,565
Kellogg Co.                                       42,550          1,298
Kraft Foods, Inc.                                 31,580          1,066
Kroger Co. (a)                                    13,400            328
PepsiCo, Inc.                                    248,160         12,088
Performance Food Group Co. (a)                     2,400             71
Philip Morris Cos., Inc.                         169,531          7,934
Procter & Gamble Co.                             180,039         13,283
R.J. Reynolds Tobacco Holdings, Inc.              18,400          1,031
Ralston-Purina Group                               3,580            117
Safeway, Inc. (a)                                 31,900          1,329
Sara Lee Corp.                                    26,603            593
SuperValu, Inc.                                   60,000          1,280
SYSCO Corp.                                       43,620          1,052
Tyson Foods, Inc. Class A                         53,643            525
Unilever NV                                        6,544            340
UST, Inc.                                         19,563            658
Walgreen Co.                                     140,850          4,561
Winn-Dixie Stores, Inc.                           16,700            185
Wrigley (Wm.), Jr. Co.                             2,100            105
                                                                -------
                                                                 59,610
                                                                -------
FINANCIAL SERVICES - 18.2%
Aetna, Inc. (a)                                   24,500            677
Affiliated Computer Services, Inc.
  Class A (a)                                     13,300          1,171
Affiliated Managers Group, Inc. (a)                3,100            191
AFLAC, Inc.                                       12,120            296
Allied Capital Corp.                               1,700             38
Allmerica Financial Corp. (a)                        360             14
Allstate Corp.                                    84,720          2,659
AMBAC Financial Group, Inc.                        6,795            326
American Express Co.                              61,730          1,817
American Financial Group, Inc.                     2,920             65
American International Group, Inc.               171,553         13,485
AmeriCredit Corp. (a)                              1,520             24
AmSouth Bancorp                                   49,270            852
AON Corp.                                          2,520             96
Apartment Investment & Management Co.
  Class A (e)                                      8,080            339
Associated Banc-Corp.                              1,210             42
BancWest Corp.                                       810             28
Bank of America Corp.                            199,532         11,771
Bank One Corp.                                    64,150          2,129
BB&T Corp.                                        21,090            677
BISYS Group, Inc. (a)                             23,000          1,196
Block (H&R), Inc.                                 11,630            396
Capital One Financial Corp.                       11,510            475

                                                                 Equity I Fund 7

EQUITY I FUND

                                                                October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                 --------       -------
Charter One Financial, Inc.                        12,180           332
Chubb Corp. (The)                                  12,830           876
CIGNA Corp.                                         8,470           617
Cincinnati Financial Corp.                          3,870           144
Citigroup, Inc.                                   613,431        27,923
CNA Financial Corp. (a)                             7,400           186
Colonial BancGroup, Inc.                            1,820            23
Comerica, Inc.                                      7,220           333
Commerce Bancshares, Inc.                             495            18
Compass Bancshares, Inc.                            2,760            69
Concord EFS, Inc. (a)                              65,380         1,789
Conseco, Inc. (a)                                  38,700           116
Countrywide Credit Industries, Inc.                15,020           600
Crescent Real Estate Equities, Co. (e)              2,830            50
Deluxe Corp.                                        1,850            65
Dime Bancorp, Inc.                                    860            29
DST Systems, Inc. (a)                               3,090           127
Duke-Weeks Realty Corp. (e)                        15,260           352
E*TRADE Group, Inc. (a)                             8,100            53
Edwards (A.G.), Inc.                                3,740           148
Equity Office Properties Trust (e)                 49,820         1,420
Equity Residential Properties Trust (e)            50,480         1,310
Federal Home Loan Mortgage Corp.                  140,990         9,562
Federal National Mortgage Association             122,760         9,939
Federated Investors, Inc. Class B                  10,080           263
FelCor Lodging Trust, Inc. (e)                      4,590            64
Fidelity National Financial, Inc.                     530            12
Fifth Third Bancorp                                 7,785           439
First Data Corp.                                   37,370         2,525
First Tennessee National Corp.                      2,290            79
FirstMerit Corp.                                      540            12
Fiserv, Inc. (a)                                   21,960           817
FleetBoston Financial Corp.                       177,724         5,840
Franklin Resources, Inc.                           56,570         1,816
Fulton Financial Corp.                              2,501            55
Gallagher (Arthur J.) & Co.                         4,000           146
Golden State Bancorp, Inc.                          4,090           104
Golden West Financial Corp.                        19,740           959
Goldman Sachs Group, Inc.                          62,020         4,847
Greenpoint Financial Corp.                          4,350           139
Hartford Financial Services
  Group, Inc. (The)                                36,530         1,973
Hibernia Corp. Class A                              6,530            99
Household International, Inc.                      29,670         1,552
Huntington Bancshares, Inc.                        35,060           541
Investment Technology Group (a)                       180            12
J.P. Morgan Chase & Co.                           168,800         5,969
Jack Henry & Associates, Inc.                       5,400           133
Jefferson-Pilot Corp.                              40,090         1,658
John Hancock Financial Services, Inc.               2,590            88
KeyCorp                                            34,663           737
Lehman Brothers Holdings, Inc.                     85,079         5,314
Lincoln National Corp.                             19,060           807
Loews Corp.                                         9,710           493
Marsh & McLennan Cos., Inc.                         1,740           168
Marshall & Ilsley Corp.                               680            40
MBIA, Inc.                                          8,730           402
MBNA Corp.                                        162,240         4,479
Mellon Financial Corp.                             78,200         2,628
Merrill Lynch & Co., Inc.                          92,420         4,040
MetLife, Inc.                                      41,160         1,107
MGIC Investment Corp.                               3,290           170
Moody's Corp.                                       5,100           177
Morgan Stanley Dean Witter & Co.                  105,790         5,175
National City Corp.                                40,000         1,056
National Commerce Financial Corp.                   3,540            81
New Dun & Bradstreet Corp. (The)(a)                 1,030            32
New York Community Bancorp, Inc.                    6,900           173
Old National Bancorp                                  550            14
Old Republic International Corp.                   24,140           612
PMI Group, Inc. (The)                               9,290           515
PNC Bank Corp.                                     40,650         2,232
Popular, Inc.                                       1,340            39
Principal Financial Group, Inc.
  (The)(a)                                         26,280           591
Progressive Corp.                                   2,500           347
Protective Life Corp.                               1,770            49
Radian Group, Inc.                                  1,450            49
Regions Financial Corp.                            17,910           482
Reinsurance Group of America                          470            15
SAFECO Corp.                                       35,200         1,086
Schwab (Charles) Corp.                             97,530         1,256
SEI Investments Co.                                   810            25
Simon Property Group, Inc. (e)                     13,400           369
SouthTrust Corp.                                   90,388         2,048
St. Paul Cos., Inc.                                15,700           721
Stilwell Financial, Inc.                            5,480           110
SunGard Data Systems (a)                           10,700           270
SunTrust Banks, Inc.                               10,900           652
T. Rowe Price Group, Inc.                           5,310           147
TCF Financial Corp.                                 2,460           103
TD Waterhouse Group, Inc. (a)                       4,300            41
Torchmark Corp.                                    10,390           385
U.S. Bancorp                                      101,588         1,806
Union Planters Corp.                                7,590           307
UnionBanCal Corp.                                  15,690           524
UnumProvident Corp.                                18,450           414
USA Education, Inc.                                55,232         4,505
Wachovia Corp. (a)                                 82,170         2,350
Washington Federal, Inc.                            1,570            36
Washington Mutual, Inc.                           127,456         3,848
Wells Fargo & Co.                                  63,237         2,498
                                                                -------
                                                                180,512
                                                                -------

8 Equity I Fund

EQUITY I FUND

                                                                October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                 --------       -------
HEALTH CARE - 14.0%
Abbott Laboratories                               149,200         7,906
Allergan, Inc.                                      7,000           503
American Home Products Corp.                       56,120         3,133
AmerisourceBergen Corp. (a)                         5,217           332
Amgen, Inc. (a)                                    65,420         3,717
Apria Healthcare Group, Inc. (a)                    7,890           181
Bard (C.R.), Inc.                                     430            24
Baxter International, Inc.                        150,968         7,302
Becton, Dickinson & Co.                            52,560         1,882
Biomet, Inc.                                       46,700         1,424
Biovail Corp. (a)                                   7,300           345
Boston Scientific Corp. (a)                        36,210           823
Bristol-Myers Squibb Co.                           95,690         5,115
Cardinal Health, Inc.                              57,300         3,845
Cephalon, Inc. (a)                                 25,000         1,576
Cerner Corp. (a)                                    2,900           156
Charles River Laboratories
  International, Inc. (a)                           3,100           104
Chiron Corp. (a)                                   17,850           961
DaVita, Inc. (a)                                    8,810           160
DENTSPLY International, Inc.                          910            41
Elan Corp. PLC - ADR (a)                           22,400         1,023
Express Scripts, Inc. Class A (a)                   3,200           131
First Health Group Corp. (a)                        9,430           255
Forest Labs, Inc. (a)                              46,198         3,436
Genentech, Inc. (a)                                43,510         2,273
Genzyme Corp. (a)                                  17,900           966
Guidant Corp. (a)                                  69,210         2,873
HCA-The Healthcare Co.                             57,100         2,265
Health Management Associates
  Class A (a)                                      27,300           532
Health Net, Inc. (a)                               18,730           411
HEALTHSOUTH Corp. (a)                              13,860           180
ICOS Corp. (a)                                      1,790           103
IDEC Pharmaceuticals Corp. (a)                     19,630         1,177
IMS Health, Inc.                                   35,430           757
InterMune, Inc. (a)                                 3,768           165
IVAX Corp. (a)                                     89,499         1,839
Johnson & Johnson                                 283,474        16,417
King Pharmaceuticals, Inc. (a)                     50,070         1,952
Laboratory Corp. of America Holdings (a)           19,200         1,655
Lilly (Eli) & Co.                                  45,930         3,514
McKesson HBOC, Inc.                                30,100         1,113
MedImmune, Inc. (a)                                39,200         1,538
Medtronic, Inc.                                    19,600           790
Merck & Co., Inc.                                  87,223         5,566
Novartis AG - ADR                                  30,300         1,140
Oxford Health Plans, Inc. (a)                      17,610           415
Perrigo Co. (a)                                     3,430            51
Pfizer, Inc.                                      525,337        22,013
Pharmaceutical Product
  Development, Inc. (a)                             2,700            72
Pharmacia Corp.                                    35,590         1,442
Quest Diagnostics, Inc. (a)                        26,820         1,753
Schering-Plough Corp.                              66,500         2,472
St. Jude Medical, Inc. (a)                         11,400           809
Steris Corp. (a)                                    8,220           184
Stryker Corp.                                       9,200           517
Tenet Healthcare Corp. (a)                        111,221         6,397
UnitedHealth Group, Inc.                          142,532         9,372
Varian Medical Systems, Inc. (a)                      770            52
VISX, Inc. (a)                                      4,460            52
WebMD Corp. (a)                                     5,440            25
Wellpoint Health Networks, Inc. (a)                11,970         1,336
Zimmer Holdings, Inc. (a)                           2,340            72
                                                                -------
                                                                138,635
                                                                -------
INTEGRATED OILS - 4.0%
Amerada Hess Corp.                                 11,970           703
ChevronTexaco Corp. (a)                            59,308         5,252
Conoco, Inc. (a)                                  117,240         3,013
Exxon Mobil Corp.                                 486,856        19,206
Kerr-McGee Corp.                                   17,200           991
Murphy Oil Corp.                                    5,900           469
Occidental Petroleum Corp.                         83,630         2,118
Phillips Petroleum Co.                             45,036         2,450
Royal Dutch Petroleum Co.                          10,500           530
Unocal Corp.                                       38,000         1,224
USX-Marathon Group                                141,330         3,899
                                                                -------
                                                                 39,855
                                                                -------
MATERIALS AND PROCESSING - 4.2%
Air Products & Chemicals, Inc.                     84,610         3,388
Airgas, Inc. (a)                                    6,630            89
AKZO Nobel - ADR                                   33,800         1,388
Albemarle Corp.                                     4,880            97
Alcoa, Inc.                                       152,582         4,924
American Standard Cos., Inc. (a)                   42,090         2,437
Archer-Daniels-Midland Co.                        182,523         2,543
Ashland, Inc.                                      20,720           834
Barrick Gold Corp.                                  1,000            16
Bemis Co., Inc.                                     3,750           162
Boise Cascade Corp.                                 8,130           232
Cabot Corp.                                         9,100           305
Catellus Development Corp. (a)                     20,620           355
Crown Cork & Seal Co., Inc.                         9,270            17
Dow Chemical Co.                                   32,360         1,076
Dycom Industries, Inc. (a)                            900            11
E.I. du Pont de Nemours & Co.                      25,060         1,002
Eastman Chemical Co.                               10,580           363
Energizer Holdings, Inc. (a)                        5,900            97

                                                                 Equity I Fund 9

EQUITY I FUND

                                                                October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                 --------       -------
Engelhard Corp.                                     8,300           217
Freeport-McMoRan Copper & Gold, Inc.
  Class B (a)                                       2,660            30
Fuller (H.B.) Co.                                     290            15
Harsco Corp.                                        2,220            71
International Paper Co.                            43,900         1,572
Lafarge Corp.                                        3,510           124
LNR Property Corp.                                  1,300            36
Longview Fibre Co.                                  2,020            22
Lubrizol Corp.                                      2,680            75
Masco Corp.                                        39,680           787
Mead Corp.                                          3,100            83
Nucor Corp.                                        11,810           488
Owens-Illinois, Inc. (a)                            3,190            19
Packaging Corp. of America (a)                      4,160            74
Placer Dome, Inc.                                   1,750            20
PPG Industries, Inc.                               47,170         2,303
Praxair, Inc.                                      80,110         3,780
Precision Castparts Corp.                           8,800           200
Rayonier, Inc.                                      2,220            95
Rohm & Haas Co.                                    17,800           578
Sherwin-Williams Co.                               44,500         1,084
Sigma Aldrich Corp.                                 3,200           120
Smurfit-Stone Container Corp. (a)                  41,500           615
Sonoco Products Co.                                 6,650           156
Syngenta AG - ADR (a)                             101,400         1,042
Temple-Inland, Inc.                                 3,700           185
Tyco International, Ltd.                          148,492         7,297
Vulcan Materials Co.                                4,140           172
Westvaco Corp.                                     22,350           549
Weyerhaeuser Co.                                    5,610           280
Willamette Industries, Inc.                         5,040           236
Worthington Industries, Inc.                        2,130            27
                                                                -------
                                                                 41,688
                                                                -------
MISCELLANEOUS - 3.1%
Brunswick Corp.                                     3,370            60
Crane Co.                                           4,580            94
Eaton Corp.                                         1,770           116
Fortune Brands, Inc.                               12,100           446
General Electric Co.                              617,881        22,497
Georgia-Pacific Group                              32,610           905
Honeywell International, Inc.                      24,993           739
Illinois Tool Works, Inc.                          11,400           652
ITT Industries, Inc.                                6,010           289
Johnson Controls, Inc.                              7,750           560
Lancaster Colony Corp.                                880            27
Minnesota Mining & Manufacturing Co.               41,020         4,282
Textron, Inc.                                      17,300           548
                                                                -------
                                                                 31,215
                                                                -------
OTHER ENERGY - 2.0%
Anadarko Petroleum Corp.                           22,700         1,295
Apache Corp.                                       28,480         1,470
Baker Hughes, Inc.                                  7,600           272
BJ Services Co. (a)                                 2,230            57
Calpine Corp. (a)                                 107,900         2,670
Devon Energy Corp.                                 33,872         1,297
Dynegy, Inc. Class A                               19,900           714
El Paso Corp.                                      31,100         1,526
Enron Corp.                                       129,510         1,800
EOG Resources, Inc.                                38,000         1,344
Forest Oil Corp. (a)                                1,090            30
Global Marine, Inc. (a)                            25,200           406
Halliburton Co.                                     9,400           232
Helmerich & Payne, Inc.                             1,000            30
Louis Dreyfus Natural Gas Corp. (a)                   580            23
Massey Energy Co.                                     910            19
Mitchell Energy & Development Corp.
  Class A                                           1,770            94
Nabors Industries, Inc. (a)                        12,500           384
Patterson-UTI Energy, Inc. (a)                      3,750            68
Schlumberger, Ltd.                                 35,600         1,724
Smith International, Inc. (a)                      32,999         1,561
Sunoco, Inc.                                       12,070           452
Transocean Sedco Forex, Inc .                       3,500           106
Ultramar Diamond Shamrock Corp.                     7,370           369
Valero Energy Corp.                                 5,300           199
Williams Cos. (The)                                45,840         1,323
                                                                -------
                                                                 19,465
                                                                -------
PRODUCER DURABLES - 3.1%
Agilent Technologies, Inc. (a)                     14,573           325
Alliant Techsystems, Inc. (a)                       3,450           301
Alstom - ADR                                       23,000           353
Andrew Corp. (a)                                    7,700           140
Applied Materials, Inc. (a)                        81,110         2,767
B.F. Goodrich Co.                                   2,490            53
Boeing Co. (The)                                   35,340         1,152
Caterpillar, Inc.                                  49,820         2,228
Celestica, Inc. (a)                                89,110         3,058
Centex Corp.                                        8,900           341
Cooper Industries, Inc.                             2,270            88
Cummins Engine Co., Inc.                            5,700           178
D.R. Horton, Inc.                                  11,252           251
Danaher Corp.                                      27,000         1,505
Deere & Co.                                        92,900         3,436
Diebold, Inc.                                       2,260            82
Donaldson Co., Inc.                                 1,400            44
Dover Corp.                                         7,050           232
Emerson Electric Co.                                9,810           481
FEI Co. (a)                                           690            19


10 Equity I Fund

EQUITY I FUND

                                                                October 31, 2001

                                                                 MARKET
                                                   NUMBER        VALUE
                                                     OF          (000)
                                                   SHARES          $
                                                  -------        ------
Grainger (W.W.), Inc.                               8,920           386
Hubbell, Inc. Class B                               4,500           123
Ingersoll-Rand Co.                                  3,250           121
KB HOME                                            11,360           336
Kennametal, Inc.                                    5,040           177
KLA Tencor Corporation (a)                         14,800           605
Lennar Corp.                                        8,480           307
Lockheed Martin Corp.                             116,048         5,661
M.D.C. Holdings, Inc.                               3,100            83
Northrop Grumman Corp.                              1,580           158
Novellus Systems, Inc. (a)                         15,000           495
NVR, Inc. (a)                                       1,600           253
Pall Corp.                                          1,280            26
Pentair, Inc.                                       4,890           155
Pitney Bowes, Inc.                                 30,980         1,136
Polycom, Inc. (a)                                  30,000           899
Pulte Corp.                                         6,580           214
RF Micro Devices, Inc. (a)                         14,400           294
Rockwell Collins                                    8,350           113
Ryland Group, Inc. (The)                            3,600           193
Stewart & Stevenson Services, Inc.                    540             8
Tecumseh Products Co. Class A                         280            13
Tektronix, Inc. (a)                                11,830           233
Toll Brothers, Inc. (a)                             8,300           259
United Technologies Corp.                          23,980         1,292
Xerox Corp.                                        50,310           352
                                                                 ------
                                                                 30,926
                                                                 ------
TECHNOLOGY - 12.1%
3Com Corp. (a)                                      5,019            21
Accenture, Ltd. (a)                                 4,900            86
Activision, Inc. (a)                                2,100            76
Advanced Micro Devices, Inc. (a)                   49,300           485
Analog Devices, Inc. (a)                           48,870         1,857
Apple Computer, Inc. (a)                           44,940           789
Applied Micro Circuits Corp. (a)                   18,600           205
Ariba, Inc. (a)                                    10,900            36
Atmel Corp. (a)                                    93,650           745
Autodesk, Inc.                                     30,900         1,026
Automatic Data Processing, Inc.                    23,700         1,224
Avaya, Inc. (a)                                     2,050            18
Avnet, Inc.                                        10,120           209
AVX Corp.                                           5,390           100
BEA Systems, Inc. (a)                              24,900           302
BMC Software, Inc. (a)                             40,370           608
Broadcom Corp. Class A (a)                         52,900         1,820
Brocade Communications
  Systems, Inc. (a)                                44,440         1,091
Cirrus Logic, Inc. (a)                             20,100           224
Cisco Systems, Inc. (a)                           536,850         9,084
Citrix Systems, Inc. (a)                            2,800            66
Commerce One, Inc. (a)                             41,000           103
CommScope, Inc. (a)                                   640            13
COMPAQ Computer Corp.                              83,532           731
Computer Associates International, Inc.            33,340         1,031
Computer Sciences Corp. (a)                         2,910           104
Compuware Corp. (a)                                10,040           103
Corning, Inc.                                      28,820           232
Dell Computer Corp. (a)                           171,670         4,117
Electronic Data Systems Corp.                      82,700         5,323
Electronics for Imaging, Inc. (a)                   1,070            21
EMC Corp. (a)                                      75,300           928
Flextronics International, Ltd. (a)                68,380         1,361
General Dynamics Corp.                             48,892         3,990
General Motors Corp. Class H (a)                    3,901            54
Harris Corp.                                       41,500         1,423
Hewlett-Packard Co.                                62,716         1,056
Imation Corp. (a)                                     980            21
Ingram Micro, Inc. Class A (a)                     12,450           159
Intel Corp.                                       439,670        10,737
International Business Machines Corp.             120,765        13,050
International Rectifier Corp. (a)                  33,600         1,180
Intuit, Inc. (a)                                   28,600         1,150
JDS Uniphase Corp. (a)                            182,270         1,456
Juniper Networks, Inc. (a)                         92,070         2,052
Keane, Inc. (a)                                     3,570            51
KEMET Corp. (a)                                    10,270           184
L-3 Communications Holdings, Inc. (a)               9,794           851
Linear Technology Corp.                            35,760         1,387
LSI Logic Corp. (a)                                 5,990           102
Lucent Technologies, Inc.                          79,250           531
Maxim Integrated Products, Inc. (a)                 7,915           362
Microchip Technology, Inc. (a)                     14,500           453
Micron Technology, Inc. (a)                        98,730         2,247
Microsoft Corp. (a)                               235,245        13,678
Motorola, Inc.                                     34,050           557
Motorola, Inc. (units) (a)                         23,400         1,152
National Semiconductor Corp. (a)                   12,200           317
NVIDIA Corp. (a)                                   39,800         1,706
Oracle Corp. (a)                                  339,070         4,598
PanAmSat Corp. (a)                                    880            19
PerkinElmer, Inc.                                   4,800           129
QUALCOMM, Inc. (a)                                110,519         5,429
Raytheon Co.                                       75,990         2,451
Rockwell International Corp.                       62,000           854
Sabre Holdings Corp. (a)                            4,300           113
Sanmina Corp. (a)                                  29,800           451
Scientific-Atlanta, Inc.                           14,200           296
Siebel Systems, Inc. (a)                           47,900           782
Storage Technology Corp. (a)                        8,380           157
Sun Microsystems, Inc. (a)                        219,400         2,227
Sybase, Inc. (a)                                    3,910            53

                                                                Equity I Fund 11

EQUITY I FUND

                                                                October 31, 2001

                                                            MARKET
                                             NUMBER         VALUE
                                               OF           (000)
                                             SHARES           $
                                            --------       --------
Texas Instruments, Inc.                     143,480          4,016
Unisys Corp. (a)                              7,480             67
UTStarcom, Inc. (a)                           5,560            131
VeriSign, Inc. (a)                           42,820          1,658
Veritas Software Corp. (a)                   30,400            863
Vitesse Semiconductor Corp. (a)              19,300            182
Xilinx, Inc. (a)                             28,900            879
                                                           -------
                                                           119,400
                                                           -------
UTILITIES - 8.4%
AGL Resources, Inc.                          33,800            698
Allegheny Energy, Inc.                       13,960            510
Alliant Energy Corp.                          6,600            194
Alltel Corp.                                  7,410            423
Amdocs, Ltd. (a)                             24,213            632
Ameren Corp.                                 13,960            560
American Electric Power Co., Inc.            38,270          1,604
AT&T Corp.                                  314,152          4,791
AT&T Wireless Services, Inc. (a)            393,215          5,678
BellSouth Corp.                              76,450          2,829
Cablevision NY Group Class A (a)             23,700            812
Cablevision Systems Corp.
  (Rainbow Media Group)(a)                      660             14
Centennial Cellular Corp. Class A (a)         1,140             10
CenturyTel, Inc.                              1,450             46
Cinergy Corp.                                19,800            598
CMS Energy Corp.                             25,300            544
Comcast Corp. Special Class A (a)           140,117          5,022
Consolidated Edison, Inc.                    21,190            837
Constellation Energy Group                   38,530            862
Cox Communications, Inc. Class A (a)         33,890          1,298
Dominion Resources, Inc.                     16,360          1,000
DTE Energy Co.                                4,273            178
Duke Energy Corp.                            22,570            867
Edison International (a)                      7,090            101
Entergy Corp.                                 6,770            263
Exelon Corp.                                 37,852          1,592
FirstEnergy Corp.                            43,170          1,488
FPL Group, Inc.                              20,260          1,076
KeySpan Corp.                                 6,700            222
Level 3 Communications, Inc. (a)              7,560             26
MDU Resources Group, Inc.                       460             11
Mirant Corp. New (a)                         10,069            262
National Fuel Gas Co.                        64,800          1,517
NICOR, Inc.                                  25,900          1,007
NiSource, Inc.                               55,600          1,321
Nokia Corp. - ADR                           100,000          2,051
Northeast Utilities                           7,800            138
NSTAR                                        34,340          1,412
PG&E Corp.                                   23,450            424
Pinnacle West Capital Corp.                  41,350          1,743
Potomac Electric Power Co.                    9,210            197
PPL Corp.                                    16,520            564
Progress Energy, Inc.                         5,620            237
Progress Energy, Inc. - CVO (a)               3,200              1
Public Service Co. of New Mexico              7,730            189
Public Service Enterprise Group, Inc.        13,320            524
Questar Corp.                                 1,630             36
Qwest Communications International, Inc.     45,802            593
Reliant Energy, Inc.                         17,430            487
SBC Communications, Inc.                    192,625          7,340
Sempra Energy                                35,520            831
Sprint Corp. (Fon Group)                    169,850          3,397
Sprint Corp. (PCS Group)(a)                 159,982          3,568
TeleCorp PCS, Inc. Class A (a)                3,980             53
Telephone & Data Systems, Inc.                1,990            175
TXU Corp.                                    29,150          1,336
UtiliCorp United, Inc.                        6,790            201
Verizon Communications, Inc.                237,241         11,817
Vodafone Group PLC - ADR                     57,164          1,322
Western Resources, Inc.                      30,660            502
WGL Holdings, Inc.                           33,000            893
Wisconsin Energy Corp.                       21,100            469
WorldCom, Inc. - WorldCom Group (a)         133,218          1,792
Xcel Energy, Inc.                            70,975          2,006
                                                           -------
                                                            83,191
                                                           -------
TOTAL COMMON STOCKS
(cost $887,206)                                            887,170
                                                           -------
PREFERRED STOCKS - 0.1%
Embraer Aircraft Corp. - ADR                 30,730            527
                                                           -------
TOTAL PREFERRED STOCKS
(cost $1,132)                                                  527
                                                           -------

12 Equity I Fund

EQUITY I FUND

                                                                October 31, 2001

                                                  PRINCIPAL      MARKET
                                                    AMOUNT       VALUE
                                                    (000)        (000)
                                                      $            $
                                                  ---------     -------
SHORT-TERM INVESTMENTS - 9.3%
Frank Russell Investment Company
  Money Market Fund (b)                           83,452         83,452
United States Treasury Bills (c)(d)(f)
  2.070% due 12/20/01                              6,000          5,983
  2.165% due 12/20/01                                500            499
  2.200% due 12/20/01                              2,000          1,994
  2.250% due 12/20/01                                250            249
                                                                -------
TOTAL SHORT-TERM INVESTMENTS
(cost $92,177)                                                   92,177
                                                                -------

TOTAL INVESTMENTS - 98.9%
(identified cost $980,515)                                      979,874

OTHER ASSETS AND LIABILITIES,
NET - 1.1%                                                       10,755
                                                                -------
NET ASSETS - 100.0%                                             990,629
                                                                =======
(a) Nonincome-producing security. (b) At net asset value.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) Rate noted is yield-to-maturity from date of acquisition.
(e) Real Estate Investment Trust (REIT).
(f) At amortized cost, which approximates market.

Abbreviations:
ADR - American Depositary Receipt
                                            NOTIONAL            UNREALIZED
                                             AMOUNT            APPRECIATION
                                             (000)            (DEPRECIATION)
FUTURES CONTRACTS                              $                  (000)
                                            -------           --------------
S&P 500 Index
  expiration date 12/01                     84,060              $ (2,951)

S&P Midcap 400 Index
  expiration date 12/01                     19,408                  (407)
                                                                --------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                           $ (3,358)
                                                                ========

  See accompanying notes which are an integral part of the financial statements.

                                                                EQUITY I FUND 13

EQUITY I FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                 October 31, 2001


ASSETS
Investments at market (including securities on loan of $32,223), (identified cost $980,515)...........................  $ 979,874
Receivables:
  Dividends...........................................................................................................      1,036
  Investments sold....................................................................................................     20,662
  Fund shares sold....................................................................................................      2,498
  Daily variation margin on futures contracts.........................................................................        317
Short-term investments held as collateral for securities loaned, at market............................................     34,128
                                                                                                                        ---------
    Total assets......................................................................................................  1,038,515

LIABILITIES
Payables:
  Investments purchased...............................................................................  $ 12,439
  Fund shares redeemed................................................................................       538
  Accrued fees to affiliates..........................................................................       610
  Other accrued expenses..............................................................................       171
Payable upon return of securities loaned..............................................................    34,128
                                                                                                        --------
    Total liabilities.................................................................................................     47,886
                                                                                                                        ---------
NET ASSETS............................................................................................................  $ 990,629
                                                                                                                        =========
NET ASSETS CONSIST OF:
Undistributed net investment income...................................................................................  $     451
Accumulated distributions in excess of net realized gain..............................................................     (4,337)
Unrealized appreciation (depreciation) on:
  Investments.........................................................................................................       (641)
  Futures contracts...................................................................................................     (3,358)
Shares of beneficial interest.........................................................................................        393
Additional  paid-in  capital..........................................................................................    998,121
                                                                                                                        ---------
NET ASSETS............................................................................................................  $ 990,626
                                                                                                                        =========
NET ASSET VALUE, offering and redemption price per share:
  Class E ($30,645,536 divided by 1,213,741 shares of $.01 par value shares of beneficial interest
    outstanding)......................................................................................................  $   25.25
                                                                                                                        =========
  Class I ($813,826,828 divided by 32,254,279 shares of $.01 par value shares of beneficial
    interest outstanding).............................................................................................  $   25.23
                                                                                                                        =========
  Class Y ($146,156,229 divided by 5,790,784 shares of $.01 par value shares of beneficial
    interest outstanding).............................................................................................  $   25.24
                                                                                                                        =========

See accompanying notes which are an integral part of the financial statements.

14 EQUITY I FUND

EQUITY I FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME
  Dividends ...........................................................   $  14,526
  Dividends from Money Market Fund ....................................       2,903
  Securities Lending Income ...........................................          77
                                                                          ---------
    Total investment income ...........................................      17,506

EXPENSES
  Advisory fees ...........................................   $   6,667
  Administrative fees .....................................         573
  Custodian fees ..........................................         669
  Transfer agent fees .....................................         391
  Professional fees .......................................          69
  Registration fees .......................................         113
  Shareholder servicing fees - Class E ....................          94
  Trustees' fees ..........................................          13
  Miscellaneous ...........................................          84
                                                              ---------
  Expenses before reductions ..............................       8,673
  Expense reductions ......................................          (8)
                                                              ---------

    Expenses, net .....................................................       8,665
                                                                          ---------
Net investment income .................................................       8,841
                                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments .............................................    (123,294)
  Futures contracts .......................................     (21,432)   (144,726)
                                                              ---------
Net change in unrealized appreciation (depreciation) on:
  Investments .............................................    (251,015)
  Futures contracts .......................................      (2,557)   (253,572)
                                                              ---------   ---------

Net realized and unrealized gain (loss) ...............................    (398,298)
                                                                          ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .................    (389,457)
                                                                          =========

  See accompanying notes which are an integral part of the financial statements.

                                                                Equity I Fund 15

EQUITY I FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                      FISCAL YEAR ENDED     TEN MONTHS ENDED        YEAR ENDED
                                                                       OCTOBER 31, 2001     OCTOBER 31, 2000     DECEMBER 31, 1999
                                                                      -----------------     ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income .............................................   $    8,841           $    8,640            $   10,797
  Net realized gain (loss) ..........................................     (144,726)              42,218               264,252
  Net change in unrealized appreciation (depreciation) ..............     (253,572)            (111,534)               (5,784)
                                                                        ----------           ----------            ----------
    Net increase (decrease) in net assets from operations ...........     (389,457)             (60,676)              269,265
                                                                        ----------           ----------            ----------
DISTRIBUTIONS
  From net investment income
    Class E .........................................................         (166)                (178)                 (121)
    Class I .........................................................       (7,450)              (7,640)              (11,264)
    Class Y .........................................................         (772)                (212)                   --
  From net realized gain
    Class E .........................................................         (441)                (852)               (4,447)
    Class I .........................................................      (14,269)             (28,217)             (154,221)
    Class Y .........................................................         (503)                  --                    --
                                                                        ----------           ----------            ----------
      Net decrease in net assets from distributions .................      (23,601)             (37,099)             (170,053)
                                                                        ----------           ----------            ----------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions .....     (133,041)             (47,564)              201,151
                                                                        ----------           ----------            ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .........................     (546,099)            (145,339)              300,363

NET ASSETS
  Beginning of period ...............................................    1,536,728            1,682,067             1,381,704
                                                                        ----------           ----------            ----------
  End of period (including undistributed net investment income of
    $451 at October 31,  2001) ......................................   $  990,629           $1,536,728            $1,682,067
                                                                        ==========           ==========            ==========

See accompanying notes which are an integral part of the financial statements.

16 Equity I Fund

EQUITY I FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                            2001*       2000**      1999***
                                                          --------    --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD..................    $ 35.21     $  37.51      $  38.01
                                                          --------    --------      --------
INCOME FROM OPERATIONS
  Net investment income (a)...........................         .15         .11           .13
  Net realized and unrealized gain (loss).............       (9.62)      (1.64)         3.11
                                                          --------    --------      --------
    Total income from operations......................       (9.47)      (1.53)         3.24
                                                          --------    --------      --------
DISTRIBUTIONS
  From net investment income..........................        (.13)       (.14)         (.12)
  From net realized gain..............................        (.36)       (.63)        (3.62)
                                                          --------    --------      --------
    Total distributions...............................        (.49)       (.77)        (3.74)
                                                          --------    --------      --------
NET ASSET VALUE, END OF PERIOD........................    $  25.25    $  35.21      $  37.51
                                                          ========    ========      ========
TOTAL RETURN (%)(b)...................................      (27.13)      (4.02)         8.97

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)............      30,646      43,171        49,284

  Ratios to average net assets (%)(c):
    Operating expenses, net...........................         .92         .96           .95
    Net investment income.............................         .51         .38           .57

  Portfolio turnover rate (%).........................      144.94      144.37        111.56

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                                Equity I Fund 17

EQUITY I FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                               YEARS ENDED DECEMBER 31,
                                                                                 --------------------------------------------------
                                                     2001*          2000**           1999          1998           1997        1996
                                                   --------       ---------      ----------    ----------     ----------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ..........    $  35.21       $   37.46      $    35.17    $    30.51     $    30.34   $  28.00
                                                   --------       ---------      ----------    ----------     ----------   --------

INCOME FROM OPERATIONS
  Net investment income (a) ...................         .22             .19             .27           .27            .34        .42
  Net realized and unrealized gain (loss) .....       (9.63)          (1.63)           6.18          7.10           8.89       5.96
                                                   --------       ---------      ----------    ----------     ----------   --------

    Total income from operations ..............       (9.41)          (1.44)           6.45          7.37           9.23       6.38
                                                   --------       ---------      ----------    ----------     ----------   --------

DISTRIBUTIONS
  From net investment income ..................        (.21)           (.18)           (.28)         (.27)          (.34)      (.42)
  From net realized gain ......................        (.36)           (.63)          (3.88)        (2.44)         (8.72)     (3.62)
                                                   --------       ---------      ----------    ----------     ----------   --------

    Total distributions .......................        (.57)           (.81)          (4.16)        (2.71)         (9.06)     (4.04)
                                                   --------       ---------      ----------    ----------     ----------   --------

NET ASSET VALUE, END OF PERIOD ................    $  25.23       $   35.21      $    37.46    $    35.17     $    30.51   $  30.34
                                                   ========       =========      ==========    ==========     ==========   ========

TOTAL RETURN (%)(b) ...........................      (26.98)          (3.80)          18.98         25.10          32.02      23.58

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ....     813,827       1,456,456       1,632,783     1,381,704      1,136,373    961,953

  Ratios to average net assets (%)(c):
    Operating expenses, net ...................         .71             .69             .69           .70            .70        .71
    Net investment income .....................         .72             .64             .72           .82            .96       1.38

  Portfolio turnover rate (%) .................      144.94          144.37          111.56        100.68         110.75      99.51

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

18 Equity I Fund

EQUITY I FUND

FINANCIAL HIGHLIGHTS - CLASS Y

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                    2001*          2000**
                                                 ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD ..........   $  35.21       $ 36.90
                                                  --------       -------

INCOME FROM OPERATIONS
  Net investment income (a) ...................        .23           .14
  Net realized and unrealized gain (loss) .....      (9.61)        (1.64)
                                                  --------       -------

    Total income from operations ..............      (9.38)        (1.50)
                                                  --------       -------

DISTRIBUTIONS
  From net investment income ..................       (.23)         (.19)
  From net realized gain ......................       (.36)           --
                                                  --------       -------
    Total distributions .......................       (.59)         (.19)
                                                  --------       -------

NET ASSET VALUE, END OF PERIOD ................   $  25.24       $ 35.21
                                                  ========       =======
TOTAL RETURN (%)(b) ...........................     (26.93)        (4.03)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...    146,156        37,101

   Ratios to average net assets (%)(c):
     Operating expenses, net ..................        .62           .62
     Operating expenses, gross ................        .62           .67
     Net investment income ....................        .81           .65

   Portfolio turnover rate (%) ................     144.94        144.37

*    For the fiscal year ended October 31, 2001.
**   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                                Equity I Fund 19

EQUITY II FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

OBJECTIVE: To maximize total return primarily through capital appreciation and by assuming a higher level of volatility than the Equity I Fund.

INVESTS IN: Primarily small capitalization and "emerging growth-type" US equity securities.

STRATEGY: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of nine small capitalization stock fund managers with three separate and distinct investment styles.

                    GROWTH OF A $10,000 INVESTMENT

Dates             Equity II - Class I++     Russell 2500(TM)**
-----             ---------------------     ------------------
Inception*              $10,000                  $10,000
1992                    $10,789                  $11,111
1993                    $13,903                  $14,201
1994                    $14,159                  $14,461
1995                    $16,678                  $17,551
1996                    $20,192                  $20,848
1997                    $26,519                  $26,919
1998                    $24,184                  $24,817
1999                    $28,804                  $29,319
2000                    $36,479                  $36,142
2001                    $31,121                  $31,747

                  YEARLY PERIODS ENDED OCTOBER 31


EQUITY II FUND - CLASS I

PERIODS ENDED       GROWTH OF       TOTAL
   10/31/01          $10,000       RETURN
-------------       ---------    ----------
1 Year              $   8,531     (14.69)%
5 Years             $  15,413       9.03%(S)
10 Years            $  31,121      12.01%(S)


EQUITY II FUND - CLASS E++++

PERIODS ENDED       GROWTH OF       TOTAL
   10/31/01          $10,000       RETURN
-------------       ---------    ----------
1 Year              $   8,515     (14.86)%
5 Years             $  15,324       8.91%(S)
10 Years            $  30,942      11.95%(S)

EQUITY II FUND - CLASS Y ++++++

PERIODS ENDED       GROWTH OF        TOTAL
  10/31/01          $10,000         RETURN
--------------      ---------      ---------
1 Year              $   8,541      (14.59)%
5 Years             $  15,436        9.07%(S)
10 Years            $  31,169       12.03%(S)


RUSSELL 2500(TM) INDEX

PERIODS ENDED       GROWTH OF        TOTAL
   10/31/01          $10,000        RETURN
--------------      ---------      ---------
1 Year              $   8,784      (12.16)%
5 Years             $  15,228        8.77%(S)
10 Years            $  31,747       12.25%(S)

20 Equity II Fund

EQUITY II FUND

PORTFOLIO MANAGEMENT DISCUSSION

                                                    October 31, 2001 (Unaudited)


PERFORMANCE REVIEW
For the year ended October 31, 2001, the Equity II Fund Class I, Class E, and Class Y shares declined 14.69%, 14.86% and 14.59%, respectively. This compared with the Russell 2500(TM) Index, which lost 12.16% for the same period.

The Fund's performance was lower than that of its benchmark index in a market environment marked by unusually difficult events. These included terrorist attacks on September 11, 2001 that caused investor confidence to plummet. The attacks came after a heavy slate of sluggish economic news and declining corporate earnings announcements. This fiscal year also witnessed a reversal in monetary policy. At the beginning of the period, financial markets were still feeling the negative effects of the multiple interest rate hikes made by the Federal Reserve Board (Fed) during early 2000. By the end of the period, market participants were anxiously waiting for the numerous rate cuts during fiscal 2001 to gain traction, and help revive the struggling economy.

In this volatile environment, the Fund's managers continued to favor small- and medium-capitalized companies with positive earnings estimate revisions at lower prices relative to their peers.

PORTFOLIO HIGHLIGHTS
Major shifts in political leadership, monetary policy, economic standing and national security resulted in high levels of sector and market volatility that impacted the Fund's performance. The Fund's fully invested posture cost some excess returns as expected in a declining market.

Value stocks outperformed growth for most of the period, with one exception during the second calendar quarter 2001. That brief period was cut short in the third calendar quarter with the September 11 terrorist attacks. Generally, the market did not reward stocks with positive earnings revisions, earnings surprises, or attractive valuations. Rather, winning stocks tended to be those with poor earnings surprises, lower quality fundamentals and deep cyclicality. Market performance was driven by a broader number of securities during the fiscal year, brightening prospects for the Fund to outperform through stock selection across economic sectors.

David J. Greene, who was funded in September and October 2000, was one of the top performing managers in the final months of the year 2000 and again during the second quarter of 2001. This manager, who pursues a relatively concentrated stock-picking strategy, suffered losses in the month following the September 11 attacks.


TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)              October 31, 2001

Lennar Corp.                                              0.5%
UTStarcom, Inc.                                           0.5
Medicis Pharmaceutical Corp. Class A.                     0.5
Toll Brothers, Inc.                                       0.4
Charles River Laboratories International,                 0.4
  Inc.
Ryder System, Inc.                                        0.4
Affiliated Managers Group, Inc.                           0.4
Sovereign Bancorp, Inc.                                   0.4
AmerisourceBergen Corp.                                   0.4
RenaissanceRe Holdings, Ltd.                              0.4

PORTFOLIO CHARACTERISTICS
                                                 October 31, 2001

Current P/E Ratio                                           16.1x
Portfolio Price/Book Ratio                                  1.96x
Market Capitalization - $-Weighted Average               2.01 Bil
Number of Holdings                                            972

MONEY MANAGERS                                          STYLES

CapitalWorks Investment Partners, LLC                  Growth
David J. Greene & Company, LLC                         Value
Delphi Management, Inc.                                Value
GlobeFlex Capital, LP                                  Market-Oriented
Jacobs Levy Equity Management, Inc.                    Value
Sirach Capital Management, Inc.                        Value
Suffolk Capital Management, Inc.                       Growth
TimesSquare Capital Management, Inc.                   Growth
Westpeak Global Advisors, LP                           Growth

*      Equity II Fund Class I assumes initial investment on November 1, 1991.

** Russell 2500(TM) Index is composed of the bottom 500 stocks the Russell 1000(R) Index and all the stocks in the Russell 2000(R) Index. The largest security in this Index has a market capitalization of about $3.8 billion. The Russell 2500(TM) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Equity II Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++++ Equity II Fund Class I performance has been linked with Class Y to provide historical perspective.

(S)    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                               Equity II Fund 21

EQUITY II FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                                MARKET
                                                 NUMBER         VALUE
                                                  OF            (000)
                                                 SHARES           $
                                                 -------        -------
COMMON STOCKS - 87.8%
AUTO AND TRANSPORTATION - 3.3%
Airborne, Inc.                                   109,100         1,090
American Axle & Manufacturing
  Holdings, Inc. (a)                              40,700           688
Arkansas Best Corp. (a)                            6,700           158
ArvinMeritor, Inc.                                63,700           957
Autoliv, Inc.                                      7,700           124
Aviall, Inc. (a)                                  22,700           109
Borg-Warner Automotive, Inc.                      56,344         2,407
Circuit City Stores, Inc.
  CarMax Group (a)                                59,600         1,091
Cooper Tire & Rubber Co.                          51,500           680
Covenant Transport, Inc. Class A (a)               5,000            68
Dana Corp.                                        91,100           979
Dura Automotive Systems, Inc. (a)                 21,000           160
FedEx Corp. (a)                                   39,500         1,623
Fleetwood Enterprises, Inc.                       32,300           324
Gentex Corp. (a)                                  22,400           533
Heartland Express, Inc. (a)                        2,700            63
Kansas City Southern Industries, Inc. (a)         42,800           535
Kirby Corp. (a)                                   10,900           280
Landstar Systems, Inc. (a)                         6,400           459
Lear Corp. (a)                                    32,300           992
Mesa Airlines, Inc. (a)                           21,926           117
Navistar International Corp.                      44,200         1,326
Offshore Logistics, Inc. (a)                      54,500         1,087
Oshkosh Truck Corp. Class B                        9,100           349
Overseas Shipholding Group, Inc.                  19,700           490
Polaris Industries, Inc.                          16,700           751
Roadway Express, Inc.                             31,350           854
Skywest, Inc.                                     40,900           748
Stoneridge, Inc. (a)                               9,000            58
Tidewater, Inc.                                   27,500           831
Tower Automotive, Inc. (a)                         9,500            58
Visteon Corp.                                    108,000         1,285
Wabtec Corp.                                      87,100         1,063
Werner Enterprises, Inc.                          35,900           777
Winnebago Industries, Inc.                        20,200           491
Yellow Corp. (a)                                  32,368           712
                                                                ------
                                                                24,317
                                                                ------

CONSUMER DISCRETIONARY - 16.6%
Aaron Rents, Inc.                                  7,500           131
Abercrombie & Fitch Co. Class A (a)               46,464           874
Ackerley Communications, Inc. (a)                 14,700           198
Action Performance Companies, Inc. (a)            23,900           626
Advo Systems, Inc. (a)                             4,900           177
Alberto-Culver Co. Class B                        39,537         1,670
Ambassadors International, Inc.                    5,800            84
American Eagle Outfitters, Inc. (a)               51,879         1,421
Apollo Group, Inc. Class A (a)                    12,000           488
Applebee's International, Inc.                    43,050         1,296
Applica, Inc. (a)                                 77,570           574
Argosy Gaming Co. (a)                             78,700         2,285
AutoZone, Inc. (a)                                37,000         2,166
Aztar Corp. (a)                                   34,300           492
Bally Total Fitness Holding Corp. (a)             20,700           382
Banta Corp.                                       61,700         1,792
Barnes & Noble, Inc. (a)                           1,900            70
Bebe Stores, Inc. (a)                              9,500           158
BJ's Wholesale Club, Inc. (a)                     20,000         1,015
Blockbuster Entertainment Corp.                   11,800           296
Borders Group, Inc. (a)                            6,200            97
Boyd Gaming Corp. (a)                              4,000            17
Brinker International, Inc. (a)                    4,900           124
Brown Shoe Co., Inc.                              42,500           468
Burlington Coat Factory Warehouse Corp.            5,200            78
Career Education Corp. (a)                        13,700           357
Catalina Marketing Corp. (a)                      30,810           852
Cato Corp. Class A                                 4,300            73
CBRL Group, Inc.                                  38,300           962
Charter Communications Holdings, Inc.
  Class A (a)                                    105,100         1,486
Chemed Corp.                                      10,600           301
Chicos FAS, Inc. (a)                              21,000           546
Children's Place Retail Stores, Inc. (The)(a)     45,029         1,070
ChoicePoint, Inc. (a)                             39,350         1,683
Christopher & Banks Corp. (a)                     22,100           728
CKE Restaurants, Inc. (a)                         74,300           535
Claire's Stores, Inc.                             81,100           980
Coach, Inc. New (a)                               36,608         1,021
Coinstar, Inc. (a)                                 3,300            61
Copart, Inc. (a)                                  14,400           423
Corinthian Colleges, Inc. (a)                     11,600           424
Corporate Executive Board Co., (The)(a)           56,400         1,724
Cox Radio, Inc. Class A (a)                       42,023           912
Daisytek International Corp. (a)                   8,600           120
Darden Restaurants, Inc.                          23,700           759
DeVry, Inc. (a)                                   10,600           286
DiamondCluster International, Inc.
  Class A (a)                                     24,700           254
DigitalThink, Inc. (a)                            12,900           107
Discount Auto Parts, Inc. (a)                      6,500           109
Dollar Thrifty Automotive Group, Inc. (a)         15,900           187
Dollar Tree Stores, Inc. (a)                      44,710         1,005
Dress Barn, Inc. (a)                              10,900           247
EarthLink, Inc. (a)                               54,725         2,267
Edison Schools, Inc. (a)                          57,390         1,082
Education Management Corp. (a)                    14,300           493
Emmis Communications Corp.
  Class A (a)                                     49,378           669


22 Equity II Fund

EQUITY II FUND

                                                                October 31, 2001

                                                                  MARKET
                                                    NUMBER        VALUE
                                                      OF          (000)
                                                    SHARES          $
                                                   -------       -------
Ethan Allen Interiors, Inc.                         33,640        1,077
F.Y.I., Inc. (a)                                    15,600          561
Federated Department Stores, Inc. (a)               44,000        1,408
Fisher Scientific International, Inc. (a)            5,600          167
Footstar, Inc. (a)                                  32,000        1,069
Fred's, Inc. Class A                                11,825          387
Genesco, Inc. (a)                                   18,100          330
Getty Images, Inc. (a)                             117,780        1,836
Gray Communications Systems, Inc.                    5,600           70
Grey Global Group, Inc.                              3,477        1,989
Group 1 Automotive, Inc. (a)                        35,500          951
Guitar Center, Inc. (a)                              6,800           94
Harman International Industries, Inc.               11,000          364
Harte Hanks Communications                          56,500        1,316
Hasbro, Inc.                                        43,500          721
Hearst-Argyle Television, Inc. (a)                  50,400          937
Herbalife International, Inc. Class A               11,100          124
Hollinger International, Inc. Class A               28,100          290
Hot Topic, Inc. (a)                                 23,400          592
IHOP Corp. (a)                                       7,020          179
Ikon Office Solutions, Inc.                         10,900          106
Interpublic Group Cos., Inc. (The)                  66,015        1,482
JAKKS Pacific, Inc. (a)                              3,582           68
Lamar Advertising Co. Class A (a)                   57,480        1,805
Land's End, Inc. (a)                                19,200          615
Landry's Seafood Restaurants, Inc.                  28,800          505
Lawson Products, Inc.                                3,200           79
Lee Enterprises, Inc.                               44,300        1,526
Liberty Corp.                                       10,000          402
Lightbridge, Inc. (a)                                5,300           49
Lithia Motors, Inc., Class A (a)                     6,500          110
Lone Star Steakhouse & Saloon                       17,100          222
Mandalay Resort Group (a)                           11,500          190
MAXIMUS, Inc. (a)                                   10,900          448
May Department Stores Co.                           48,000        1,510
McClatchy Co. (The) Class A                         44,700        1,860
McGraw-Hill, Inc.                                   35,000        1,840
Men's Wearhouse, Inc. (The)(a)                      56,300        1,119
Meredith Corp.                                      19,200          634
Michaels Stores, Inc. (a)                           19,100          981
Mobile Mini, Inc. (a)                               14,200          443
Modis Professional Services, Inc. (a)              118,000          618
Mohawk Industries, Inc. (a)                         16,100          696
Movado Group, Inc.                                   4,000           65
Movie Gallery, Inc. (a)                              2,250           62
Neiman Marcus Group, Inc. (The)
  Class A (a)                                       37,900        1,010
O'Reilly Automotive, Inc. (a)                        2,400           68
Office Depot, Inc. (a)                             139,500        1,897
OfficeMax, Inc. (a)                                 48,200          137
Orient-Express Hotel Ltd. New (a)                   11,900          150
Outback Steakhouse, Inc. (a)                        25,200          727
Papa Johns International, Inc. (a)                  44,100        1,229
Park Place Entertainment Corp. (a)                 147,300        1,055
Penton Media, Inc.                                 112,961          785
Pep Boys - Manny, Moe & Jack                        85,700        1,007
Phillips-Van Heusen Corp.                           23,100          197
Pier 1 Imports, Inc.                               101,708        1,120
Pittston Brink's Group                              78,200        1,505
Playtex Products, Inc. (a)                          93,500          916
Polo Ralph Lauren Corp. Class A (a)                 45,200          995
Pre-paid Legal Services, Inc. (a)                   43,500          663
Prime Hospitality Corp. (a)                         27,900          256
PRIMEDIA, Inc. (a)                                  98,400          210
Private Media Group, Inc. (a)                        6,900           63
ProQuest Co. (a)                                    12,300          421
Quicksilver, Inc. (a)                               50,814          669
R.H. Donnelley Corp. (a)                            64,100        1,692
Radio One, Inc. (a)                                 23,000          266
Reebok International, Ltd. (a)                      15,000          311
Regis Corp.                                         12,500          266
Rent-A-Center, Inc. (a)                             16,300          444
Resources Connection, Inc. New (a)                  18,700          417
Revlon, Inc. Class A (a)                             9,700           64
Ross Stores, Inc.                                   63,700        1,994
Royal Caribbean Cruises, Ltd.                       75,263          828
Ruby Tuesday, Inc.                                   3,400           59
Ryan's Family Steak Houses, Inc. (a)               121,400        2,185
Saga Communications Class A (a)                      7,600          152
Saks, Inc. (a)                                      63,300          430
Salem Communications Corp.
  Class A (a)                                        5,200          100
Salton, Inc. (a)                                    89,900          939
Scholastic Corp. (a)                                21,400          957
School Specialty, Inc. (a)                          39,100        1,210
SCP Pool Corp. (a)                                  56,600        1,315
Service Corp. International (a)                    100,300          639
Six Flags, Inc. (a)                                103,600        1,222
Sonic Automotive, Inc. (a)                          54,700          909
Sonic Corp. (a)                                      1,700           57
Stanley Works, (The)                                 6,600          253
Steiner Leisure, Ltd. (a)                           57,847        1,086
Steven Madden, Ltd. (a)                              5,800           52
Sylvan Learning Systems, Inc. (a)                   55,600        1,245
Take-Two Interactive Software, Inc. (a)             12,400          173
Talbots, Inc.                                       16,600          473
Tech Data Corp. (a)                                 24,900        1,063
Tetra Technologies, Inc. (a)                        41,800        1,082
TETRA Technologies, Inc. (a)                        19,800          337
The Boyds Collection, Ltd. (a)                      11,900           91
THQ, Inc. (a)                                       27,300        1,360
Tiffany & Co.                                       17,900          419

                                                               Equity II Fund 23

EQUITY II FUND

                                                                October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                 --------       --------
Too, Inc. (a)                                     20,000            532
Toro Co.                                          12,800            549
United Auto Group, Inc. (a)                       20,200            323
United Stationers, Inc. (a)                       16,801            471
Urban Outfitters, Inc. (a)                         5,200             68
Valassis Communications, Inc. (a)                 16,600            518
Valuevision International, Inc.
   Class A (a)                                    62,440            852
Venator Group, Inc. (a)                          142,600          2,068
Viad Corp.                                        18,800            367
Washington Post Co (The), Class B                  3,700          1,889
Waste Connections, Inc. (a)                        7,300            213
Wendy's International, Inc.                       21,300            560
West Corp. (a)                                    35,000            814
Wet Seal, Inc. Class A (The)(a)                   22,600            460
Williams-Sonoma, Inc. (a)                         36,470            945
WMS Industries, Inc. (a)                          13,900            250
XM Satellite Radio, Inc. Class A (a)              32,000            227
Yahoo!, Inc. (a)                                  82,200            893
Zale Corp. (a)                                    36,570          1,046
                                                                -------
                                                                122,814
                                                                -------
CONSUMER STAPLES - 3.6%
7-Eleven, Inc. (a)                                12,300            124
American Italian Pasta Co. Class A (a)             5,800            236
Church and Dwight Co., Inc.                       15,800            411
Coca-Cola Bottling Co. Consolidated               31,100          1,190
Constellation Brands, Inc. Class A (a)            41,300          1,695
Coors (Adolph) Co. Class B                        28,500          1,418
D & K Healthcare Resources, Inc.                   8,700            487
Del Monte Foods Co. (a)                           14,100            117
Dial Corp.                                       134,300          2,240
Dimon, Inc.                                       26,100            163
Dole Food Co., Inc.                               17,000            346
Duane Reade, Inc. (a)                             14,000            419
Fleming Cos., Inc.                                 4,700            113
Flowers Foods, Inc. (a)                            2,500            104
Fresh Brands, Inc.                                63,750            936
Great Atlantic & Pacific Tea Co., Inc. (a)        24,800            461
Hain Celestial Group, Inc. (a)                    13,300            262
Hormel Foods Corp.                                34,800            835
Ingles Markets, Inc.                              12,200            140
Longs Drug Stores, Inc.                           16,500            376
McCormick & Co., Inc.                              3,200            140
NBTY, Inc. (a)                                    15,900            136
Pathmark Stores, Inc. (a)                         39,700            936
Pepsi Bottling Group, Inc. (The)                  35,300          1,641
PepsiAmericas, Inc.                              155,100          2,023
Performance Food Group Co. (a)                    34,800          1,023
Ralcorp Holdings, Inc. (a)                        16,900            330
Rite Aid Corp. (a)                                37,300            206
Robert Mondavi Corp. Class A (a)                   2,600             80
Sanderson Farms, Inc.                              4,000             54
Schweitzer-Mauduit International, Inc.            10,600            254
Smithfield Foods, Inc. (a)                        79,400          1,671
Standard Commercial Corp.                          5,000             93
Suiza Foods Corp. (a)                             14,300            843
SuperValu, Inc.                                   96,200          2,053
Tootsie Roll Industries, Inc.                     29,142          1,068
Tyson Foods, Inc. Class A                          8,300             81
United Natural Foods, Inc. (a)                    15,800            327
Universal Corp.                                   19,600            634
Whole Foods Market, Inc. (a)                       6,000            209
Winn-Dixie Stores, Inc.                           53,300            588
                                                                -------
                                                                 26,463
                                                                -------
FINANCIAL SERVICES - 17.2%
Advanta Corp. Class A                              9,500             78
Advent Software, Inc. (a)                         11,900            459
Affiliated Computer Services, Inc.
   Class A (a)                                    25,000          2,201
Affiliated Managers Group, Inc. (a)               45,000          2,777
Alexandria Real Estate Equities, Inc. (e)          6,700            269
American Capital Strategies, Ltd.                 42,300          1,048
American Financial Group, Inc.                    12,600            279
American National Insurance Co.                    3,000            246
AmeriCredit Corp. (a)                             44,011            682
Annaly Mortgage Management, Inc.                  31,400            432
Anthracite Capital, Inc.                          12,100            120
Arrow Financial Corp.                              2,625             74
Associated Banc-Corp.                             33,700          1,160
Astoria Financial Corp.                            4,700            245
BankAtlantic Bancorp, Inc. Class A                53,400            433
Banknorth Group, Inc.                             87,900          1,928
BankUnited Financial Corp. (a)                     7,100            104
BARRA, Inc. (a)                                    6,200            287
Bear Stearns Cos., Inc. (The)                     33,599          1,814
Bedford Property Investors, Inc. (e)              20,700            424
BISYS Group, Inc. (a)                             36,900          1,920
BKF Capital Group, Inc. (a)                        5,800            151
BlackRock, Inc. (a)                                2,200             95
BOK Financial Corp. (a)                            7,500            233
Boston Properties, Inc. (e)                       34,500          1,220
Boykin Lodging Co. (e)                            11,900             95
Brandywine Realty Trust (e)                       21,500            424
Brookline Bancorp, Inc.                            3,200             48
Camden Property Trust (e)                          7,000            244
Capital Automotive (e)                            22,300            432
Capstead Mortgage Corp.                            2,900             82
CBL & Associates Properties, Inc. (e)             31,100            906
CenterPoint Properties Corp. (e)                   8,200            381
Certegy, Inc. New (a)                             18,800            536

24 Equity II Fund

EQUITY II FUND

                                                           October 31, 2001

                                                                MARKET
                                                 NUMBER         VALUE
                                                  OF            (000)
                                                 SHARES           $
                                                 -------        ------

Charter Municipal Mortgage
  Acceptance Co.                                   9,700          153
CheckFree Corp. (a)                                7,700          108
Chelsea Property Group, Inc.                      10,900          488
Citizens Banking Corp.                             1,000           30
City National Corp.                               15,800          648
CNA Surety Corp.                                 101,500        1,416
Coastal Bancorp, Inc.                              1,200           36
Colonial BancGroup, Inc.                         100,100        1,261
Comdisco, Inc.                                    98,200           50
Commerce Bancorp, Inc.                            22,417        1,636
Commerce Group, Inc.                              11,700          426
Commercial Federal Corp.                           7,200          180
Commercial Net Lease Realty (e)                   15,200          197
Community Bank System, Inc.                       53,800        1,461
CORUS Bankshares, Inc.                             3,600          151
Countrywide Credit Industries, Inc.                9,500          379
Cullen Frost Bankers, Inc.                        13,400          361
Deluxe Corp.                                       9,200          322
Dime Bancorp, Inc.                                17,900          606
Dime Bancorp, Inc. 2001 Litigation
  Tracking Warrants (a)                          192,800           40
Dime Community Bancorp, Inc.                      10,750          261
Doral Financial Corp.                             11,700          408
Dow Jones & Co., Inc.                             34,000        1,530
Downey Financial Corp.                            21,900          770
DST Systems, Inc. (a)                             19,900          815
Duke-Weeks Realty Corp. (e)                       94,000        2,167
East West Bancorp, Inc.                            4,500          102
EastGroup Properties, Inc.                         4,900          102
Edwards (A.G.), Inc.                              26,370        1,043
Entertainment Properties Trust (e)                53,300          890
Equity Inns, Inc.                                 28,800          229
Equity Office Properties Trust (e)                61,204        1,744
Equity One, Inc. (e)                               7,300           88
Fair, Isaac and Co., Inc.                         13,750          654
FBL Financial Group, Inc. Class A                  2,134           37
Fidelity National Financial, Inc.                 34,100          785
Financial Institutions, Inc.                       3,100           64
FINOVA Group, Inc. (a)                            60,000           59
First American Financial Corp.                   120,500        2,006
First Bancorp.                                     5,600          154
First Citizens BancShares, Inc.                    1,800          169
First Commonwealth Financial Corp.                 2,600           29
First Federal Capital Corp.                        6,100           90
First Financial Bankshares, Inc.                   1,400           42
First Financial Holdings, Inc.                     3,200           79
First Indiana Corp.                                2,300           56
First Industrial Realty Trust, Inc. (e)           46,400        1,276
First Niagara Financial Group, Inc.                5,500           91
First Place Financial Corp.                        4,300           67
First Republic Bank (a)                            5,300          104
First Tennessee National Corp.                    13,200          456
FirstFed Financial Corp. (a)                      23,600          525
FirstMerit Corp.                                   1,800           42
Flagstar Bancorp, Inc.                            18,800          471
GATX Corp.                                        27,200          719
Glenborough Realty Trust, Inc. (e)                52,800          918
Global Payments, Inc.                             36,300        1,087
Golden State Bancorp, Inc.                        36,200          918
Great Lakes, Inc.                                  4,800           77
Greenpoint Financial Corp.                        20,700          663
Harbor Florida Bancshares, Inc.                    9,500          159
Harland (John H.) Co.                              8,200          159
Harleysville Group, Inc.                           6,900          166
Harleysville National Corp.                        3,000           64
Health Care Property Investors, Inc. (e)           7,300          272
Health Care, Inc.                                  7,200          186
Healthcare Realty Trust, Inc. (e)                 15,100          408
Hibernia Corp. Class A                            89,700        1,363
HomeStore.com, Inc. (a)                           12,500           64
Hospitality Properties Trust (e)                  33,700          836
Host Marriott Corp. (e)                           81,400          549
HRPT Properties Trust                            119,900          977
Independence Community Bank Corp.                 25,500          620
IndyMac Bancorp, Inc. (a)                         48,000        1,233
Innkeepers USA Trust                              27,200          188
Investment Technology Group (a)                   27,400        1,765
Investors Financial Services Corp.                38,200        2,021
Investors Real Estate Trust                        4,636           42
IPC Holdings, Ltd.                                75,900        2,057
IRT Property Co.                                  12,200          130
Irwin Financial Corp.                             18,000          279
J.P. Realty, Inc. (e)                              9,000          189
Jack Henry & Associates, Inc.                     36,800          907
JDN Realty Corp. (e)                              22,800          242
Jefferies Group, Inc.                             47,900        1,589
Keystone Property Trust                           31,200          387
Koger Equity, Inc.                                19,700          329
Kramont Realty Trust                               4,400           55
Kronos, Inc. (a)                                   3,400          195
LandAmerica Financial Group, Inc.                 44,200        1,158
LaSalle Hotel Properties (e)                       4,900           40
Legg Mason, Inc.                                  26,800        1,129
Lexington Corporate Properties Trust               7,400          104
Macerich Co. (The)(e)                              2,700           65
Mack-Cali Realty Corp. (e)                        14,200          440
MAF Bancorp, Inc.                                 13,300          372
Markel Corp. (a)                                   8,900        1,744
MB Financial, Inc. (a)                             2,800           72
Metris Companies, Inc.                            36,680          595
MicroFinancial, Inc.                               5,600           55

                                                               Equity II Fund 25

EQUITY II FUND

                                                                October 31, 2001

                                                                  MARKET
                                                    NUMBER        VALUE
                                                      OF          (000)
                                                    SHARES          $
                                                   --------      -------
Mid-America Apartment
  Communities, Inc. (e)                             33,200          816
Mid-Atlantic Realty Trust                            5,700           80
MONY Group, Inc. (The)                              24,200          730
Moody's Corp.                                       25,800          896
National Data Corp.                                 11,200          394
National Golf Properties, Inc.                       6,400           96
National Health Investors, Inc. (a)                 48,700          681
Neuberger Berman, Inc.                              27,750          968
New Dun & Bradstreet Corp. (The)(a)                 17,900          560
New Plan Excel Realty Trust                         54,400          967
New York Community Bancorp, Inc.                    51,750        1,297
North Fork Bancorp, Inc.                            57,000        1,590
Northwest Bancorp, Inc.                              4,200           41
OceanFirst Financial Corp.                           4,600          112
Ocwen Financial Corp. (a)                           17,100          147
Ohio Casualty Corp.                                 26,800          409
Old Republic International Corp.                    83,100        2,108
Old Second Bancorp, Inc.                             1,800           62
Pacific Century Financial Corp.                     52,800        1,230
Pacific Northwest Bancorp                            2,300           46
Pan Pacific Retail Properties, Inc. (e)              3,000           83
Parkway Properties, Inc.                             6,900          213
People's Bank                                        4,000           87
PFF Bancorp, Inc.                                   16,300          408
Plum Creek Timber Co., Inc.                         51,847        1,433
PMI Group, Inc. (The)                                2,700          150
Popular, Inc.                                       14,300          420
Prentiss Properties Trust (e)                       14,600          371
Presidential Life Corp.                              5,900          103
Profit Recovery Group International,
  Inc. (The)(a)                                        100            1
Protective Life Corp.                               42,400        1,168
Provident Bankshares Corp.                          12,498          275
PS Business Parks, Inc. (e)                          5,100          143
R&G Financial Corp.                                 21,300          395
Radian Group, Inc.                                  37,352        1,265
Raymond James Financial, Inc.                       83,344        2,436
Realty Income Corp. (e)                             10,200          292
RenaissanceRe Holdings, Ltd.                        27,400        2,644
Republic Bancorp, Inc.                               2,783           41
RFS Hotel Investors, Inc. (e)                       27,100          251
RLI Corp.                                            2,300           93
Roslyn Bancorp, Inc.                                59,950        1,088
Ryder System, Inc.                                 151,400        2,831
SAFECO Corp.                                        46,600        1,437
Sandy Spring Bancorp, Inc.                           1,900           77
Seacoast Banking Corp. of Florida                    1,600           67
Senior Housing Properties Trust                     40,200          511
SL Green Realty Corp. (e)                           17,700          528
Southwest Bancorporation of
  Texas, Inc. (a)                                   22,000          631
Southwest Securities Group, Inc.                    26,994          472
Sovereign Bancorp, Inc.                            278,024        2,752
Sovran Self Storage, Inc.                           46,500        1,320
St. Joe Co. (The)(e)                                68,800        1,771
Stancorp Financial Group, Inc.                      23,800        1,057
Staten Island Bancorp, Inc.                         23,200          671
Sterling Bancorp                                     5,000          134
Sterling Bancshares, Inc.                           21,300          254
SunGard Data Systems (a)                            17,600          444
Tanger Factory Outlet Centers, Inc.                    800           16
TCF Financial Corp.                                 30,100        1,264
Texas Regional Bancshares, Inc. Class A              4,340          145
Thornburg Mortgage Asset Corp.                      14,200          252
Triad Guaranty, Inc. (a)                             8,500          280
Trust Company of New Jersey                          4,500          110
Trustmark Corp.                                      4,800          115
UMB Financial Corp.                                  1,650           69
UNB Corp.                                            2,400           41
Union Planters Corp.                                28,702        1,162
Universal American Financial Corp. (a)               8,600           54
Universal Health Realty Income Trust SBI             3,700           92
Washington Federal, Inc.                             9,850          223
Watson Wyatt & Co. Holdings (a)                     48,400          854
Webster Financial Corp.                             55,600        1,687
Weingarten Realty Investors                          9,100          456
World Acceptance Corp. (a)                           5,300           44
WSFS Financial Corp.                                 6,600          119
XL Capital, Ltd. Class A                            28,000        2,433
                                                                -------
                                                                127,731
                                                                -------
HEALTH CARE - 11.2%
Abgenix, Inc. (a)                                   35,400        1,055
Accredo Health, Inc. (a)                            31,000        1,058
AdvancePCS (a)                                      10,400          632
Affymetrix, Inc. (a)                                17,600          529
Alkermes, Inc. (a)                                  52,500        1,347
Alpharma, Inc. Class A                              22,900          634
AmerisourceBergen Corp. (a)                         41,829        2,659
AmSurg Corp. (a)                                     9,800          239
Applera Corp. -
  Celera Genomics Group (a)                         58,700        1,379
Apria Healthcare Group, Inc. (a)                     2,100           48
ArQule, Inc. (a)                                     6,100           56
Barr Laboratories, Inc. (a)                         12,600          917
Bausch & Lomb, Inc.                                 58,000        1,888
Beckman Coulter, Inc.                                8,600          365
Bio-Rad Laboratories, Inc. Class A (a)               2,500          155
Bio-Technology General Corp. (a)                    15,800          113

26 EQUITY II FUND

EQUITY II FUND

                                                           October 31, 2001

                                                                MARKET
                                                 NUMBER         VALUE
                                                   OF           (000)
                                                 SHARES           $
                                                 -------        ------

Boron, LePore & Associates, Inc. (a)               9,800          126
Bruker Daltonics, Inc. New (a)                    15,300          352
Caremark Rx, Inc. (a)                             70,900          950
Celgene Corp. (a)                                 45,000        1,481
Cell Genesys, Inc. (a)                             7,000          125
Cerner Corp. (a)                                  48,800        2,623
Charles River Laboratories
  International, Inc. (a)                         86,700        2,913
Conmed Corp. (a)                                   9,300          157
Cooper Companies, Inc.                            17,800          854
Cor Therapeutics, Inc. (a)                         6,700          151
CorVel Corp. (a)                                   1,500           45
Covance, Inc. (a)                                 17,100          314
CV Therapeutics, Inc. (a)                         10,900          430
Cytyc Corp. (a)                                   29,896          784
Datascope Corp.                                    8,000          268
DaVita, Inc. (a)                                  54,700          996
DENTSPLY International, Inc.                      18,400          828
Diagnostic Products Corp.                         13,200          582
DIANON Systems, Inc. (a)                          10,900          502
Edwards Lifesciences Corp. (a)                    64,400        1,636
Endo Pharmaceuticals Holdings, Inc. (a)            4,900           48
Endocare, Inc. (a)                                61,761        1,371
Enzo Biochem, Inc. (a)                            21,400          439
Enzon, Inc. (a)                                   15,700          971
Express Scripts, Inc. Class A (a)                 17,300          708
First Health Group Corp. (a)                      68,600        1,852
Genencor International, Inc. (a)                  14,600          183
Genome Therapeutics Corp. (a)                     35,426          249
Health Net, Inc. (a)                              54,700        1,201
HEALTHSOUTH Corp. (a)                            116,700        1,519
Henry Schein, Inc. (a)                            30,700        1,036
Humana, Inc. (a)                                 178,100        2,057
ICON plc - ADR (a)                                21,000          580
ICOS Corp. (a)                                    18,100        1,045
IDEXX Laboratories, Inc. (a)                       8,400          212
InforMax, Inc. (a)                                38,900          103
Inhale Therapeutic Systems, Inc. (a)              32,100          562
Integra LifeSciences Holdings (a)                 21,100          620
Invacare Corp.                                    18,300          613
Invitrogen Corp. (a)                              20,200        1,239
K-V Pharmaceutical Co. Class A (a)                19,100          483
Laboratory Corp. of America Holdings (a)           5,800          500
Landauer, Inc.                                     2,300           70
Lexicon Genetics, Inc. (a)                        14,500          143
LifePoint Hospitals, Inc. (a)                     17,500          546
Lincare Holdings, Inc. (a)                        70,400        1,809
Magellan Health Services, Inc. (a)                12,700          124
Manor Care, Inc. (a)                              48,600        1,135
Medarex, Inc. (a)                                 11,700          241
Medicis Pharmaceutical Corp.
  Class A. (a)                                    63,000        3,634
Mid Atlantic Medical Services, Inc. (a)           21,400          397
Myriad Genetics, Inc. (a)                          2,100           97
Novoste Corp. (a)                                 17,700          204
Ocular Sciences, Inc. (a)                         16,700          385
Omnicare, Inc.                                    93,800        1,865
Orchid Biosciences, Inc. (a)                       2,700           11
OSI Pharmaceuticals, Inc. (a)                     13,800          630
Owens & Minor, Inc., Holding Co.                  25,000          440
Oxford Health Plans, Inc. (a)                      9,300          219
PacifiCare Health Systems, Inc. (a)               10,000          166
Parexel International Corp. (a)                   28,300          423
Patterson Dental Co. (a)                           4,100          156
Pediatrix Medical Group (a)                       14,400          418
Perrigo Co. (a)                                   10,300          152
Pharmaceutical Product
  Development, Inc. (a)                           53,521        1,427
Pharmaceutical Resources, Inc. (a)                14,700          504
Pharmacopeia, Inc. (a)                            18,500          292
Priority Healthcare Corp. Class B (a)             18,100          523
Progenics Pharmaceuticals, Inc. (a)                3,200           51
Province Healthcare Co. (a)                       25,200          694
PSS World Medical, Inc. (a)                       29,300          265
Quest Diagnostics, Inc. (a)                        7,400          484
Quintiles Transnational Corp. (a)                 38,426          609
Renal Care Group, Inc. (a)                        73,700        2,314
ResMed, Inc. (a)                                   7,500          419
Respironics, Inc. (a)                             30,500        1,027
Rightchoice Managed Care, Inc. (a)                 3,000          201
SangStat Medical Corp. (a)                        77,100        1,746
Serologicals Corp. (a)                             5,700          101
SICOR, Inc. (a)                                   34,292          643
Sola International, Inc. (a)                      10,000          160
SpaceLabs, Inc. (a)                               59,500          657
Stericycle, Inc. (a)                              24,600        1,181
Sunrise Assisted Living, Inc. (a)                 17,600          526
Sybron Dental Specialties, Inc. (a)               14,699          301
Syncor International Corp. (a)                     9,100          264
Taro Pharmaceutical Industries, Ltd. (a)           9,800          413
Tenet Healthcare Corp. (a)                         8,100          466
Teva Pharmaceutical
  Industries, Ltd. - ADR                           3,700          229
Thoratec Laboratories Corp. (a)                   53,600        1,045
Triad Hospitals, Inc. (a)                         78,500        2,112
Trigon Healthcare, Inc. (a)                       34,600        2,124
Universal Health Services, Inc. Class B (a)        6,400          258
Varian Medical Systems, Inc. (a)                  13,800          926
Vertex Pharmaceuticals, Inc. (a)                  10,000          245
VISX, Inc. (a)                                    36,500          429

                                                               Equity II Fund 27

EQUITY II FUND

                                                        October 31, 2001

                                                                MARKET
                                                 NUMBER         VALUE
                                                   OF           (000)
                                                 SHARES           $
                                                 -------        ------

WebMD Corp. (a)                                  136,400           627
West Pharmaceutical Services, Inc.                 6,000           147
                                                                ------
                                                                83,457
                                                                ------
INTEGRATED OILS - 0.5%
Great Plains Energy, Inc. (a)                     53,500         1,277
Holly Corp.                                        4,000            74
Tesoro Petroleum Corp. (a)                        73,000           965
Unocal Corp.                                      41,000         1,319
                                                                ------
                                                                 3,635
                                                                ------

MATERIALS AND PROCESSING - 5.7%
Airgas, Inc. (a)                                  22,800           307
AK Steel Holding Corp.                            13,600           124
Albemarle Corp.                                   17,900           357
AMCOL International Corp.                          4,100            23
Apogee Enterprises, Inc.                          13,600           190
Applied Films Corp. (a)                           58,595         1,205
AptarGroup, Inc.                                  44,800         1,348
Ashland, Inc.                                     32,600         1,312
Barnes Group, Inc.                                 3,600            73
Brady Corp. Class A                                7,700           243
Brush Engineered Materials, Inc.                   5,200            53
Buckeye Technologies, Inc. (a)                     6,100            54
Cabot Corp.                                       17,800           596
Cabot Microelectronics Corp. (a)                   1,500            99
Calgon Carbon Corp.                              159,600         1,475
Cambrex Corp.                                     24,580           909
Carpenter Technology Corp.                         9,400           204
ChemFirst, Inc.                                    4,400            90
Commercial Metals Co.                              4,000           121
CoorsTek, Inc. (a)                                92,600         2,454
Crown Cork & Seal Co., Inc.                      126,400           230
Cytec Industries, Inc. (a)                        23,000           550
Dal-Tile International, Inc. (a)                  40,000           648
Dycom Industries, Inc. (a)                        21,950           262
EMCOR Group, Inc. (a)                             33,900         1,326
Energy Conversion Devices, Inc. (a)                3,600            66
Engelhard Corp.                                   87,100         2,280
Finish Line (The), Inc. Class A (a)                9,600            97
Freeport-McMoRan Copper & Gold, Inc.
  Class B (a)                                     36,800           408
Georgia Gulf Corp.                                 5,300            94
Greif Bros. Corp. Class A                          9,800           243
Hexcel Corp. (a)                                   2,800            10
Hughes Supply, Inc.                               48,500         1,146
IMC Global, Inc.                                  36,700           395
Integrated Electrical Services, Inc. (a)          15,200            56
International Specialty Products, Inc. (a)        14,500           117
Ivex Packaging Corp. (a)                          43,300           790
LNR Property Corp.                                72,000         1,984
Longview Fibre Co.                                17,600           194
Louisiana Pacific Corp.                          156,000         1,123
Lubrizol Corp.                                    54,600         1,536
Martin Marietta Materials, Inc.                    8,100           323
Mead Corp.                                        22,600           607
NL Industries, Inc.                               18,000           231
Nucor Corp.                                       27,600         1,140
Olin Corp.                                         4,400            66
OM Group                                          15,000           908
P.H. Glatfelter Co.                               12,900           194
Pactiv Corp. (a)                                  84,000         1,361
Pope & Talbot, Inc.                                4,100            53
Potlatch Corp.                                    24,000           601
Precision Castparts Corp.                         63,800         1,451
RPM, Inc.                                         11,600           141
RTI International Metals (a)                       7,500            74
Ryerson Tull, Inc.                                48,100           553
Sealed Air Corp. (a)                              24,900           997
Security Capital Group, Inc. Class B(a)           72,500         1,356
Shaw Group, Inc. (The)(a)                          4,500           124
Sigma Aldrich Corp.                                2,500            94
Silgan Holdings, Inc. (a)                         12,500           252
Smurfit-Stone Container Corp. (a)                 12,400           184
SPS Technologies, Inc. (a)                        39,600         1,184
Temple-Inland, Inc.                               38,600         1,930
Texas Industries, Inc.                            39,500         1,189
Universal Forest Products, Inc.                   10,700           182
USEC, Inc.                                        23,400           153
USX-U.S. Steel Group                              86,900         1,250
Valmont Industries, Inc.                           3,600            57
Wausau-Mosinee Paper Corp.                        10,600           110
York International Corp.                          29,000           890
                                                                ------
                                                                42,447
                                                                ------

MISCELLANEOUS - 0.9%
GenCorp, Inc.                                     59,100           703
Georgia-Pacific Group                             48,900         1,357
Hillenbrand Industries, Inc.                       2,800           148
ITT Industries, Inc.                               9,400           452
Johnson Controls, Inc.                            19,200         1,389
Kaman Corp. Class A                                5,900            80
SPX Corp. (a)                                      6,300           627
Teleflex, Inc.                                     8,800           352
Textron, Inc.                                     37,500         1,187
US Industries, Inc.                               97,500           201
                                                                ------
                                                                 6,496
                                                                ------

OTHER ENERGY - 4.5%
Arch Coal, Inc.                                   53,000         1,169
Atwood Oceanics, Inc. (a)                          4,300           131
Berry Petroleum Co. Class A                        6,400           112
BJ Services Co. (a)                               51,500         1,318

28 Equity II Fund

EQUITY II FUND

                                                           October 31, 2001


                                                                MARKET
                                                 NUMBER         VALUE
                                                   OF           (000)
                                                 SHARES           $
                                                 -------        ------

CARBO Ceramics, Inc.                               4,200           153
Comstock Resources, Inc. (a)                       8,600            65
CONSOL Energy, Inc.                                8,300           229
Cooper Cameron Corp. (a)                          32,700         1,275
Devon Energy Corp.                                28,600         1,095
EOG Resources, Inc.                               30,600         1,082
Equitable Resources, Inc.                          6,200           204
Evergreen Resources, Inc. (a)                     10,100           403
FuelCell Energy, Inc. (a)                         32,700           511
Global Marine, Inc. (a)                           80,265         1,292
GulfMark Offshore, Inc. (a)                        2,500            71
Hanover Compressor Co. (a)                        58,900         1,624
Input/Output, Inc. (a)                            13,200           106
Key Energy Group, Inc. (a)                       132,357         1,152
Key Production, Inc. (a)                           7,800           122
Lufkin Industries, Inc.                            2,900            78
Massey Energy Co.                                 38,600           791
Nabors Industries, Inc. (a)                       38,607         1,187
National-Oilwell, Inc. (a)                        14,600           270
NRG Energy, Inc. (a)                              19,300           341
Oceaneering International, Inc. (a)                5,500           107
Octel Corp. (a)                                    3,600            69
Parker Drilling Co. (a)                          116,700           379
Patina Oil & Gas Corp.                             2,900            78
Patterson-UTI Energy, Inc. (a)                    58,900         1,061
Penn Virginia Corp.                                3,700           142
Pure Resources, Inc. (a)                           3,700            65
Remington Oil & Gas Corp. (a)                      4,500            77
Rowan Cos., Inc. (a)                              76,800         1,297
Santa Fe International Corp.                      68,300         1,662
Seacor Holdings, Inc. (a)                         12,300           488
Seitel, Inc. (a)                                   9,900           135
Smith International, Inc. (a)                     26,000         1,230
Sunoco, Inc.                                      66,500         2,489
Talisman Energy, Inc.                             39,100         1,373
Unit Corp. (a)                                    21,900           240
Universal Compression Holdings, Inc.
  New (a)                                          7,000           196
Valero Energy Corp.                               61,800         2,325
Varco International, Inc. (a)                     42,833           643
Vintage Petroleum, Inc.                          131,696         2,304
XTO Energy, Inc.                                 129,205         2,327
                                                                ------
                                                                33,468
                                                                ------

PRODUCER DURABLES - 7.9%
Advanced Energy Industries, Inc. (a)              57,319         1,152
AGCO Corp.                                        49,500           572
Allen Telecom, Inc. (a)                           76,800           576
Alliant Techsystems, Inc. (a)                     26,775         2,336
AMETEK, Inc.                                      29,300           791
Axcelis Technologies, Inc. (a)                    36,400           477
B.F. Goodrich Co.                                 11,500           246
Beazer Homes USA, Inc. (a)                        20,300           927
Briggs & Stratton Corp.                            2,500            94
Brooks Automation, Inc. (a)                       52,482         1,694
Centex Corp.                                      12,300           471
CIRCOR International, Inc.                         4,200            74
CNH Global N.V.                                   54,200           288
Cohu, Inc.                                        54,900           958
Crossmann Communities, Inc.                        4,000           110
Cummins Engine Co., Inc.                           5,000           157
Cymer, Inc. (a)                                   48,496         1,014
D.R. Horton, Inc.                                 40,600           907
Donaldson Co., Inc.                               20,800           656
Dover Corp.                                       32,500         1,071
Electro Scientific Industries, Inc. (a)           11,600           273
Electroglas, Inc. (a)                             64,500           808
Encore Wire Corp. (a)                              4,800            55
Engineered Support Systems, Inc.                  17,000           846
Esterline Corp. (a)                               16,500           223
FEI Co. (a)                                       53,421         1,441
FSI International, Inc. (a)                       11,400            94
General Cable Corp.                               17,400           197
Genlyte Group, Inc. (The)(a)                      11,100           297
Hovnanian Enterprises, Inc. Class A (a)           15,000           176
Hubbell, Inc. Class B                             22,300           609
Ingersoll-Rand Co.                                34,450         1,285
InterDigital Communications Corp. (a)             11,200            90
Itron, Inc. (a)                                   21,900           615
KB HOME                                            5,600           165
Kennametal, Inc.                                  15,700           552
Kulicke & Soffa Industries, Inc. (a)              68,700         1,042
Lam Research Corp. (a)                            50,600           959
Lennar Corp.                                     103,400         3,749
M.D.C. Holdings, Inc.                             59,850         1,596
Mettler-Toledo International, Inc. (a)            17,000           780
Millipore Corp.                                   18,800           983
MKS Instruments, Inc. (a)                         46,844         1,011
Moog, Inc. (a)                                     7,350           160
MTS Systems Corp.                                 10,700           125
NVR, Inc. (a)                                      2,500           396
Orbital Sciences Corp. Class A (a)               115,100           204
Pemstar, Inc. New (a)                            111,938         1,399
Photon Dynamics, Inc. (a)                         51,385         1,362
Photronics, Inc. (a)                              55,600         1,380
Plantronics, Inc. (a)                             18,100           376
PRI Automation, Inc. (a)                          16,300           268
Pulte Corp.                                       45,000         1,463
RF Micro Devices, Inc. (a)                        43,739           894
Robbins & Myers, Inc.                             21,400           586
Roper Industries, Inc.                            26,700         1,132
Rudolph Technologies, Inc. (a)                    42,520         1,076

                                                               Equity II Fund 29

EQUITY II FUND

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER         VALUE
                                                     OF           (000)
                                                   SHARES           $
                                                  --------       -------
Ryland Group, Inc. (The)                            43,100         2,306
SBA Communications Corp. (a)                        25,100           206
Somera Communications, Inc. New (a)                 23,600           118
Spectralink Corp. (a)                               82,037           925
Standard Pacific Corp.                              38,900           710
Starrett (L.S.) Co. Class A                         24,000           478
Steelcase, Inc. Class A                             19,800           258
Symmetricom, Inc. (a)                               24,500           137
Teledyne Technologies, Inc. (a)                     79,500         1,206
Tellium, Inc. (a)                                   49,700           331
Teradyne, Inc. (a)                                  54,500         1,256
Therma-Wave, Inc. (a)                              113,445         1,381
Toll Brothers, Inc. (a)                            102,400         3,191
Triumph Group, Inc. (a)                              3,500            90
TTM Technologies, Inc. New (a)                      12,000           111
Ultratech Stepper, Inc. (a)                         15,300           206
Varian Semiconductor Equipment
  Associates, Inc. (a)                              32,000           961
Veeco Instruments, Inc. (a)                         45,362         1,155
Watts Industries, Inc. Class A                       3,300            46
Woodward Governor Co.                                1,700            80
Zygo Corp. (a)                                       3,857            55
                                                                 -------
                                                                  58,445
                                                                 -------
TECHNOLOGY - 12.4%
3Com Corp. (a)                                     232,900           964
Actuate Corp. (a)                                   72,500           301
Acxiom Corp. (a)                                    81,400           960
Adaptec, Inc. (a)                                   30,300           365
Advanced Digital Information (a)                    88,617         1,324
Aeroflex, Inc. (a)                                  93,390         1,370
Alliance Data Systems Corp. New (a)                 50,400           806
Alpha Industries, Inc. (a)                          76,585         1,783
Anaren Microwave, Inc. (a)                          54,150           828
Anixter International, Inc. (a)                      6,600           164
Applied Innovation, Inc. (a)                        12,500            99
Arbitron, Inc. (a)                                  41,000         1,107
Arris Group, Inc. (a)                               69,700           411
Arrow Electronics, Inc. (a)                         76,800         1,878
Artisan Components, Inc. (a)                         8,700            74
Asiainfo Holdings Inc. Co (a)                       12,200           163
ASM International NV (a)                            38,700           616
Aspen Technology, Inc. (a)                          65,587           869
ATI Technologies, Inc. (a)                          37,400           310
Autodesk, Inc.                                      30,000           997
Avnet, Inc.                                        103,000         2,125
AVX Corp.                                           68,000         1,259
AXT, Inc. (a)                                       13,400           146
Borland Software Corp. (a)                          90,700         1,015
Brocade Communications
  Systems, Inc. (a)                                 49,900         1,225
Business Objects SA - ADR (a)                       11,300           310
CACI International, Inc. Class A (a)                36,500         2,271
Caliper Technologies Corp. (a)                      26,400           319
Centra Software, Inc. (a)                            6,300            33
Checkpoint Systems, Inc. (a)                        10,100           106
Coherent, Inc. (a)                                  34,280           908
CommScope, Inc. (a)                                  4,600            90
Computer Network Technology Corp. (a)               55,200           806
Concurrent Computer Corp. (a)                      128,318         1,506
Cree, Inc. (a)                                      55,045           988
CSG Systems International, Inc. (a)                 19,700           616
Digex, Inc. (a)                                     83,800           141
Documentum, Inc. (a)                                46,600           688
DRS Technologies, Inc. (a)                          16,400           662
E.piphany, Inc. (a)                                 28,500           168
Electronics for Imaging, Inc. (a)                   11,000           216
Entegris, Inc. New (a)                              14,000           108
ESCO Technologies, Inc. (a)                          6,000           167
Exar Corp. (a)                                      41,400           933
Excel Technology, Inc. (a)                          55,220           858
Fairchild Semiconductor Corp.
  Class A (a)                                       39,600           842
FalconStor Software, Inc. (a)                       10,400            74
Finisar Corp. (a)                                   80,004           626
General Dynamics Corp.                              28,000         2,285
Genesis Microchip, Inc. (a)                         51,200         2,366
Genuity, Inc. (a)                                  565,800           860
Gerber Scientific, Inc.                             10,100           111
Harmonic Lightwaves, Inc. (a)                       25,700           207
Harris Corp.                                        62,900         2,156
hi/fn, inc. (a)                                      5,478            79
HNC Software, Inc. (a)                              24,800           429
Hyperion Solutions Corp. (a)                        33,500           503
i2 Technologies, Inc. (a)                          202,700           924
II-VI, Inc. (a)                                     73,580         1,123
Imation Corp. (a)                                    5,900           124
InFocus Corp. (a)                                   12,900           250
Informatica Corp. (a)                               85,100           789
Ingram Micro, Inc. Class A (a)                       7,800           100
Inktomi Corp. (a)                                   34,000           145
Integrated Circuit Systems, Inc. New (a)            15,200           259
Inter-Tel, Inc.                                     39,600           601
International Rectifier Corp. (a)                   11,800           414
Intersil Holding Corp. (a)                          24,000           786
InterVoice, Inc. (a)                                 6,500            81
Iomega Corp. (a)                                     2,000            14
JDA Software Group, Inc. (a)                        30,400           477
Keithley Instruments, Inc.                           4,300            72
KEMET Corp. (a)                                     69,900         1,250
Keynote Systems, Inc. (a)                           35,000           267
Kopin Corp. (a)                                      8,300           104

30 Equity II Fund

EQUITY II FUND

                                                                October 31, 2001

                                                                  MARKET
                                                    NUMBER        VALUE
                                                      OF          (000)
                                                    SHARES          $
                                                   --------      --------
L-3 Communications Holdings, Inc. (a)                20,100         1,746
Lantronix, Inc. New (a)                              19,200           123
LeCroy Corp. (a)                                      3,600            57
Liberate Technologies, Inc. (a)                      32,700           323
Loral Space & Communications, Ltd. (a)              223,300           288
LSI Logic Corp. (a)                                  77,400         1,312
Maxtor Corp. (a)                                    169,700           832
McAfee.com Corp. (a)                                 16,000           352
McDATA Corp. (a)                                     12,400           194
Mentor Graphics Corp. (a)                            44,400           842
Mercury Computer Systems, Inc. (a)                    1,900            90
Mercury Interactive Corp. (a)                        14,600           348
Microchip Technology, Inc. (a)                       30,017           937
Microsemi Corp. (a)                                  32,635         1,142
N2H2, Inc. (a)                                        5,500             3
National Instruments Corp. (a)                       28,700           827
Netegrity, Inc. (a)                                  24,200           284
NetIQ Corp. (a)                                      12,900           363
Network Associates, Inc. (a)                         42,900           824
Numerical Technologies, Inc. (a)                     24,000           592
Oak Technology, Inc. (a)                             12,600           126
OPNET Technologies, Inc. New (a)                      5,800            61
Optimal Robotics Corp. (a)                           28,200           831
Performance Technologies, Inc. (a)                    5,800            68
PerkinElmer, Inc.                                    22,100           595
Perot Systems Corp. Class A (a)                      52,500           890
Pioneer-Standard Electronics, Inc.                   18,300           163
Pixelworks, Inc. New (a)                             60,600           612
Planar Systems, Inc. (a)                             19,500           284
PLATO Learning, Inc. (a)                             54,067           768
Power Integrations, Inc. (a)                         75,000         1,726
Precise Software Solutions, Ltd. (a)                 45,500           870
Progress Software Corp. (a)                          30,400           450
Quantum Corp. - DLT &
  Storage Systems (a)                               136,000         1,146
Register.com, Inc. (a)                              126,800         1,078
Retek, Inc. (a)                                       7,800           158
Reynolds & Reynolds Co. Class A                       2,800            67
Riverstone Networks, Inc. New (a)                    66,000           840
SBS Technologies, Inc. (a)                            9,600           147
ScanSource, Inc. (a)                                 17,000           730
Secure Computing Corp. (a)                           74,828         1,223
Semtech Corp. (a)                                    50,549         1,908
Silicon Graphics, Inc. (a)                           38,500            67
Silicon Laboratories, Inc. (a)                       13,100           320
SmartForce PLC - ADR (a)                             59,200           974
SonicWALL, Inc. (a)                                  34,362           488
Standard Microsystems Corp. (a)                       6,700            67
Stellent, Inc. (a)                                   37,132           761
Storage Technology Corp. (a)                         29,600           556
Sybase, Inc. (a)                                     18,500           252
Sykes Enterprises, Inc. (a)                          17,400           168
Synopsys, Inc. (a)                                   33,800         1,589
TriQuint Semiconductor, Inc. (a)                     51,868           917
Unisys Corp. (a)                                     78,300           699
UNOVA, Inc. (a)                                     118,900           377
UTStarcom, Inc. (a)                                 157,901         3,707
ViaSat, Inc. (a)                                     28,000           414
Virage Logic Corp. New (a)                           13,800           136
Virata Corp. (a)                                     79,000           945
Vishay Intertechnology, Inc. (a)                     68,800         1,297
Xicor, Inc. (a)                                      15,700           153
Zoran Corp. (a)                                      23,958           605
                                                                 --------
                                                                   92,083
                                                                 --------
UTILITIES - 4.0%
AGL Resources, Inc.                                  37,000           764
AirGate PCS, Inc. (a)                                11,200           576
ALLETE                                               11,800           260
Alliant Energy Corp.                                 19,900           585
Avista Corp.                                         71,100           852
Black Hills Corp.                                    18,700           514
BroadWing, Inc. (a)                                  23,900           221
Cascade Natural Gas Corp.                             4,800            97
Centennial Cellular Corp. Class A (a)                 4,600            41
CH Energy Group, Inc.                                23,800           951
Cleco Corp.                                          13,000           261
Comcast Corp. Special Class A (a)                    50,400         1,806
Commonwealth Telephone
  Enterprises, Inc. (a)                               7,300           313
Connecticut Water Service, Inc.                       2,400            65
Dobson Communications Corp. (a)                      27,100           267
DQE, Inc.                                            19,800           370
El Paso Electric Co. (a)                             38,400           522
General Communication, Inc. Class A (a)              29,300           340
Golden Telecom, Inc. (a)                              3,900            47
Hawaiian Electric Industries, Inc.                   28,700         1,068
Hickory Tech Corp.                                    3,900            59
Idacorp, Inc.                                        38,100         1,448
Illuminet Holdings, Inc. (a)                         39,900         1,427
Madison Gas & Electric Co.                            3,700            90
MDU Resources Group, Inc.                            21,400           520
Mediacom Communications Corp.
  Class A (a)                                        55,900           750
Metro One Telecommunications, Inc. (a)                4,650           140
Middlesex Water Co.                                   2,600            87
New Jersey Resources Corp.                            6,700           302
Nextel Communications, Inc. Class A (a)              83,600           665
North Pittsburgh Systems, Inc.                        4,800            72
Northwestern Corp.                                   10,000           193
NSTAR                                                 7,700           317
ONEOK, Inc.                                          44,000           758

                                                               Equity II Fund 31

EQUITY II FUND

                                                                October 31, 2001

                                                                  MARKET
                                                    NUMBER        VALUE
                                                      OF          (000)
                                                    SHARES          $
                                                   --------      --------
Peoples Energy Corp.                                31,200         1,195
PPL Corp.                                            8,100           277
Public Service Co. of New Mexico                   103,400         2,533
Sierra Pacific Resources                            27,100           393
SJW Corp.                                              700            57
South Jersey Industries, Inc.                       23,700           783
Telephone & Data Systems, Inc.                      12,200         1,072
Time Warner Telecom, Inc. Class A (a)               10,500           115
UGI Corp.                                           20,600           595
UniSource Energy Corp.                              20,300           320
United States Cellular Corp. (a)                    29,700         1,326
US Unwired, Inc. New (a)                            92,700         1,120
UtiliCorp United, Inc.                              19,500           578
Western Resources, Inc.                             92,000         1,508
Wisconsin Energy Corp.                              39,500           878
WPS Resources Corp.                                 11,100           377
                                                                 -------
                                                                  29,875
                                                                 -------

TOTAL COMMON STOCKS
(cost $636,321)                                                  651,231
                                                                 -------
PREFERRED STOCKS - 0.2%
News Corp., Ltd. - ADR                              50,110         1,193
                                                                 -------
TOTAL PREFERRED STOCKS
(cost $1,175)                                                      1,193
                                                                 -------


                                                  PRINCIPAL
                                                    AMOUNT
                                                    (000)
                                                      $
                                                  ---------
SHORT-TERM INVESTMENTS - 11.8%
Frank Russell Investment Company
  Money Market Fund (b)                             77,411        77,411
United States Treasury Bills (c)(d)(f)
  2.060% due 12/20/01                                  150           149
  2.070% due 12/20/01                                7,250         7,230
  2.100% due 12/20/01                                  500           498
  2.200% due 12/20/01                                2,000         1,994
  2.250% due 12/20/01                                  100           100
                                                                 -------

TOTAL SHORT-TERM INVESTMENTS
(cost $87,382)                                                    87,382
                                                                 -------
TOTAL INVESTMENTS - 99.8%
(identified cost $724,878)                                       739,806

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                         1,435
                                                                 -------
NET ASSETS - 100.0%                                              741,241
                                                                 =======

(a)  Nonincome-producing security.
(b)  At net asset value.
(c)  Rate noted is yield-to-maturity from date of acquisition
(d) Held as collateral in connection with futures contracts purchased by the Fund.
(e)  Real Estate Investment Trust (REIT).
(f)  At amortized cost, which approximates market.

Abbreviations:
ADR - American Depositary Receipt

                                                   NOTIONAL     UNREALIZED
                                                    AMOUNT     APPRECIATION
                                                    (000)     (DEPRECIATION)
FUTURES CONTRACTS                                     $           (000)
                                                   --------   --------------
Nasdaq 100 Index
  expiration date 12/01                            13,827       $   953

Russell 2000(TM) Index
  expiration date 12/01                            45,437         1,339

S&P 500 Index
  expiration date 12/01                            13,524           (10)

S&P Midcap 400 Index
  expiration date 12/01                            19,634           175
                                                                -------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                           $ 2,457
                                                                =======

See accompanying notes which are an integral part of the financial statements.

32 Equity II Fund

EQUITY II FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                 October 31, 2001

ASSETS
Investments at market (including securities on loan of $65,004),
  (identified cost $724,878).................................................       $ 739,806
Receivables:
  Dividends and interest.....................................................             617
  Investments sold...........................................................           3,999
  Fund shares sold...........................................................           1,192
  Daily variation margin on futures contracts................................           1,405
Investment of securities lending collateral in money market
  funds, at cost and market value............................................          68,279
                                                                                    ---------
    Total assets.............................................................         815,298

LIABILITIES
Payables:
  Investments purchased...........................................   $  4,472
  Fund shares redeemed............................................        598
  Accrued fees to affiliates......................................        584
  Other accrued expenses..........................................        124
Payable upon return of securities loaned..........................     68,279
                                                                     --------
    Total liabilities........................................................          74,057
                                                                                    ---------
NET ASSETS...................................................................       $ 741,241
                                                                                    =========

NET ASSETS CONSIST OF:
Undistributed net investment income..........................................       $   3,192
Accumulated distributions in excess of net realized gain (loss)..............         (15,788)
Unrealized appreciation (depreciation) on:
  Investments................................................................          14,928
  Futures contracts..........................................................           2,457
Shares of beneficial interest................................................             262
Additional paid-in capital...................................................         736,190
                                                                                    ---------
NET ASSETS...................................................................       $ 741,241
                                                                                    =========
NET ASSET VALUE, offering and redemption price per share:
  Class E ($29,646,239 divided by 1,049,901 shares of $.01 par
    value shares of beneficial interest outstanding).........................       $   28.24
                                                                                    =========
  Class I ($584,718,230 divided by 20,669,827 shares of $.01 par
    value shares of beneficial interest outstanding).........................       $   28.29
                                                                                    =========
  Class Y ($126,876,113 divided by 4,480,343 shares of $.01 par
    value shares of beneficial interest outstanding).........................       $   28.32
                                                                                    =========

 See accompanying notes which are an integral part of the financial statements.

                                                               EQUITY II FUND 33

EQUITY II FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME
  Dividends ........................................................  $   8,453
  Dividends from Money Market Fund .................................      2,441
  Securities Lending Income ........................................        435
  Interest .........................................................        290
                                                                      ---------
    Total investment income ........................................     11,619

EXPENSES
  Advisory fees .......................................... $   5,554
  Administrative fees ....................................       359
  Custodian fees .........................................       506
  Transfer agent fees ....................................       458
  Professional fees ......................................        44
  Registration fees ......................................       103
  Shareholder servicing fees - Class E ...................        84
  Trustees' fees .........................................        13
  Miscellaneous ..........................................        64
                                                           ---------
  Expenses before reductions .............................     7,185
  Expense reductions .....................................       (12)
                                                           ---------
    Expenses, net ..................................................      7,173
                                                                      ---------
Net investment income ..............................................      4,446
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ............................................    (4,928)
  Futures contracts ......................................   (19,356)
                                                           ---------
Net change in unrealized appreciation (depreciation) on:
  Investments ............................................  (112,417)
  Futures contracts ......................................     4,324   (108,093)
                                                           ---------  ---------
Net realized and unrealized gain (loss) ............................   (132,377)
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..............  $(127,931)
                                                                      =========

See accompanying notes which are an integral part of the financial statements.

34 Equity II Fund

EQUITY II FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                      FISCAL YEAR ENDED    TEN MONTHS ENDED      YEAR ENDED
                                                                       OCTOBER 31, 2001    OCTOBER 31, 2000   DECEMBER 31, 1999
                                                                      -----------------    ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income ............................................  $           4,446    $          2,470   $           1,895
  Net realized gain (loss) .........................................            (24,284)            111,999              58,808
  Net change in unrealized appreciation (depreciation) .............           (108,093)            (36,191)             86,398
                                                                      -----------------    ----------------   -----------------
      Net increase (decrease) in net assets from operations ........           (127,931)             78,278             147,101
                                                                      -----------------    ----------------   -----------------
DISTRIBUTIONS
  From net investment income
    Class E ........................................................                (71)                (22)                 (6)
    Class I ........................................................             (1,840)             (1,776)             (1,914)
    Class Y ........................................................               (127)               (131)                 --
  From net realized gain
    Class E ........................................................             (4,418)               (683)             (1,580)
    Class I ........................................................            (95,456)            (15,153)            (37,803)
    Class Y ........................................................             (6,240)                 --                  --
                                                                      -----------------    ----------------   -----------------
      Net decrease in net assets from distributions ................           (108,152)            (17,765)            (41,303)
                                                                      -----------------    ----------------   -----------------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions ....            122,618               8,138             146,438
                                                                      -----------------    ----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ........................           (113,465)             68,651             252,236

NET ASSETS
  Beginning of period ..............................................            854,706             786,055             533,819
                                                                      -----------------    ----------------   -----------------
  End of period (including undistributed net investment income of
    $3,192, $695 and $154, respectively) ...........................  $         741,241    $        854,706   $         786,055
                                                                      =================    ================   =================

  See accompanying notes which are an integral part of the financial statements.

                                                               Equity II Fund 35

EQUITY II FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                     2001*         2000**       1999***
                                                    -------       -------       -------
NET ASSET VALUE, BEGINNING OF PERIOD.............   $ 38.33       $ 35.71       $ 31.37
                                                    -------       -------       -------
INCOME FROM OPERATIONS
  Net investment income (a)......................       .12           .03           .02
  Net realized and unrealized gain (loss)........     (5.36)         3.32          5.99
                                                    -------       -------       -------
    Total income from operations.................     (5.24)         3.35          6.01
                                                    -------       -------       -------
DISTRIBUTIONS
  From net investment income.....................      (.07)         (.02)         (.01)
  From net realized gain.........................     (4.78)         (.71)        (1.66)
                                                    -------       -------       -------
    Total distributions..........................     (4.85)         (.73)        (1.67)
                                                    -------       -------       -------
NET ASSET VALUE, END OF PERIOD ..................   $ 28.24       $ 38.33       $ 35.71
                                                    =======       =======       =======
TOTAL RETURN (%)(b)..............................    (14.86)         9.49         19.55

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).......    29,647        35,498        33,525

  Ratios to average net assets (%)(c):
    Operating expenses, net......................      1.08          1.13          1.17
    Operating expenses, gross....................      1.09          1.13          1.17
    Net investment income........................       .37           .10           .09

  Portfolio turnover rate (%)....................    134.79        137.51        111.89

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
***  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

36 Equity II Fund

EQUITY II FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                             YEARS ENDED DECEMBER 31,
                                                                                ---------------------------------------------
                                                         2001*      2000**        1999         1998        1997        1996
                                                      ----------   --------     --------     --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD ..........       $    38.35   $  35.71     $  30.94     $  32.96    $  30.05    $  28.88
                                                      ----------   --------     --------     --------    --------    --------

INCOME FROM OPERATIONS
  Net investment income (a) ...................              .18        .11          .10          .09         .11         .16
  Net realized and unrealized gain (loss) .....            (5.37)      3.33         6.68          .04        8.11        4.96
                                                      ----------   --------     --------     --------    --------    --------

    Total income from operations ..............            (5.19)      3.44         6.78          .13        8.22        5.12
                                                      ----------   --------     --------     --------    --------    --------
DISTRIBUTIONS
  From net investment income ..................             (.09)      (.09)        (.10)        (.10)       (.11)       (.16)
  From net realized gain ......................            (4.78)      (.71)       (1.91)       (2.05)      (5.20)      (3.79)
                                                      ----------   --------     --------     --------    --------    --------

    Total distributions .......................            (4.87)      (.80)       (2.01)       (2.15)      (5.31)      (3.95)
                                                      ----------   --------     --------     --------    --------    --------

NET ASSET VALUE, END OF PERIOD ................       $    28.29   $  38.35     $  35.71     $  30.94    $  32.96    $  30.05
                                                      ==========   ========     ========     ========    ========    ========

TOTAL RETURN (%)(b) ...........................           (14.69)      9.73        22.60          .70       28.66       18.51

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ....          584,718    769,096      752,530      533,819     482,159     365,955

  Ratios to average net assets (%)(c):
    Operating expenses ........................              .90        .88          .92          .91         .92         .95
    Net investment income .....................              .55        .35          .31          .29         .35         .52

  Portfolio turnover rate (%) .................           134.79     137.51       111.89       128.87      103.00      120.78

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                               Equity II Fund 37

EQUITY II FUND

FINANCIAL HIGHLIGHTS - CLASS Y

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                   2001*      2000**
                                                                                  --------   -------
NET ASSET VALUE, BEGINNING OF PERIOD ..........................................   $  38.35   $ 38.89
                                                                                  --------   -------
INCOME FROM OPERATIONS
  Net investment income (a) ...................................................        .20       .11
  Net realized and unrealized gain (loss) .....................................      (5.35)     (.55)
                                                                                  --------   -------
    Total income from operations ..............................................      (5.15)     (.44)
                                                                                  --------   -------
DISTRIBUTIONS
  From net investment income ..................................................       (.10)     (.10)
  From net realized gain ......................................................      (4.78)       --
                                                                                  --------   -------
    Total distributions .......................................................      (4.88)     (.10)
                                                                                  --------   -------
NET ASSET VALUE, END OF PERIOD ................................................   $  28.32   $ 38.35
                                                                                  ========   =======
TOTAL RETURN (%)(b) ...........................................................     (14.59)    (1.15)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ....................................    126,876    50,112

  Ratios to average net assets (%)(c):
    Operating expenses, net ...................................................        .78       .78
    Operating expenses, gross .................................................        .79       .83
    Net investment income .....................................................        .65       .51

   Portfolio turnover rate (%)  ...............................................     134.79    137.51


*    For the fiscal year ended October 31, 2001.
**   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

38 Equity II Fund

EQUITY III FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

OBJECTIVE: To achieve a high level of current income while maintaining the potential for capital appreciation.

INVESTS IN: Primarily income-producing US equity securities.

STRATEGY: The Fund uses a multi-manager strategy intended to achieve a high level of current income and the potential for capital appreciation with moderate risk. The Fund employed the investment management services of three managers with three separate approaches to value-oriented investment.

                      GROWTH OF A $10,000 INVESTMENT

Dates             Equity III - Class I++     Russell 1000(R) Value**
-----             ----------------------     -----------------------
Inception*              $10,000                      $10,000
1992                    $11,002                      $11,067
1993                    $13,271                      $13,851
1994                    $13,962                      $13,957
1995                    $17,250                      $17,402
1996                    $20,961                      $21,533
1997                    $27,913                      $28,678
1998                    $30,757                      $32,930
1999                    $33,368                      $38,372
2000                    $33,656                      $40,489
2001                    $28,915                      $35,686

                     YEARLY PERIODS ENDED OCTOBER 31



EQUITY III FUND - CLASS I

PERIODS ENDED              GROWTH OF            TOTAL
 10/31/01                   $10,000            RETURN
-------------             ------------      ----------
1 Year                    $   8,591         (14.09)%
5 Years                   $  13,795           6.64%(S)
10 Years                  $  28,915          11.19%(S)


EQUITY III FUND - CLASS E ++++

PERIODS ENDED              GROWTH OF            TOTAL
 10/31/01                   $10,000            RETURN
-------------             ------------       ---------
1 Year                    $   8,570          (14.30)%
5 Years                   $  13,714            6.52%(S)
10 Years                  $  28,746           11.13%(S)


RUSSELL 1000(R) VALUE INDEX

PERIODS ENDED              GROWTH OF            TOTAL
 10/31/01                   $10,000            RETURN
-------------             ------------       ---------
1 Year                    $   8,814          (11.86)%
5 Years                   $  16,573           10.63%(S)
10 Years                  $  35,686           13.57%(S)

40 Equity III Fund

EQUITY III FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW
For the year ended October 31, 2001, the Equity III Fund Class I and Class E shares lost 14.09% and 14.30%, respectively, as compared to the Russell 1000(R) Value Index, which declined 11.86%.

The Fund's performance was lower than that of its benchmark index in a market environment marked by unusually difficult events. These included terrorist attacks on September 11, 2001 that caused investor confidence to plummet. The attacks came after a heavy slate of sluggish economic news and declining corporate earnings announcements. This fiscal year also witnessed a reversal in monetary policy. At the beginning of the period, financial markets were still feeling the negative effects of the multiple interest rate hikes made by the Federal Reserve Board (Fed) during early 2000. By the end of the period, market participants were anxiously waiting for the numerous rate cuts during fiscal 2001 to gain traction, and help revive the struggling economy.

These events caused value issues to outperform their growth counterparts. Yet due to the high level of cross-sectional volatility among the value economic sectors, active managers had difficulty outperforming the benchmarks.

PORTFOLIO HIGHLIGHTS
Major shifts in political leadership, monetary policy, economic standing and national security during the fiscal period impacted the Fund's performance. This environment, characterized by a flight to perceived quality and defensive issues, favored value investing.

In February 2001, Iridian Asset Management replaced Equinox Capital Management. Iridian has a higher confidence rating and will seek to add greater diversification to the Fund.

Demonstrating the benefits of a multi-manager approach, Westpeak contributed the best returns relative to the other managers and to the benchmark in the fourth calendar quarter of 2000, while Barclays took the lead for the next two quarters. In the third calendar quarter of 2001, as investors reacted fearfully to the terrorist attacks, Iridian led against the other managers and outperformed the Russell 1000(R) Value Index.

During the fiscal year, the managers reassessed the factors they used in determining stock selection. Barclays, for example, adjusted its risk forecasts at the stock level and scrutinized all recent earnings estimate revisions to highlight earnings sustainability. Westpeak further decreased the importance of earnings relative to price in its model. Iridian ended the period favoring insurance holdings and underweighting utilities.

The Fund, in aggregate, favored companies with slightly discounted price-to-earnings ratios and above average expected earnings growth. The capitalization bias indicated a 2% underweight to the largest capitalization tier of value stocks.

TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)                        October 31, 2001

Citigroup, Inc.                                                  3.6%
Exxon Mobil Corp.                                                3.2
Bank of America Corp.                                            2.6
Verizon Communications, Inc.                                     2.3
Procter & Gamble Co.                                             1.8
Federal National Mortgage Association                            1.6
SBC Communications, Inc.                                         1.6
ChevronTexaco Corp.                                              1.5
AT&T Corp.                                                       1.5
American International Group, Inc.                               1.4

PORTFOLIO CHARACTERISTICS
                                                          October 31, 2001

Current P/E Ratio                                                    17.6x
Portfolio Price/Book Ratio                                           2.42x
Market Capitalization - $-Weighted Average                       58.39 Bil
Number of Holdings                                                     435

MONEY MANAGERS                             STYLE

Barclays Global Fund Advisors              Value
Iridian Asset Management, LLC              Value
Westpeak Global Advisors, LP               Value

*    Equity III Fund Class I assumes initial investment on November 1, 1991.

** Russell 1000(R) Value Index includes stocks from the Russell 1000(R) Index with a less than average growth orientation. The Index represents the universe of stocks from which most price-driven managers typically select. The Russell 1000(R) Value Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Equity III Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                              Equity III Fund 41

EQUITY III FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                                MARKET
                                                 NUMBER          VALUE
                                                   OF            (000)
                                                 SHARES            $
                                                 ------         ------

COMMON STOCKS - 91.8%
AUTO AND TRANSPORTATION - 1.6%
Airborne, Inc.                                      740              7
AMR Corp. (a)                                       820             15
ArvinMeritor, Inc.                                  615              9
Burlington Northern Santa Fe Corp.                5,050            136
Continental Airlines, Inc. Class B (a)              190              3
Delta Air Lines, Inc.                               990             23
Expeditors International of
  Washington, Inc.                                  430             19
FedEx Corp. (a)                                   1,570             64
Ford Motor Co.                                   15,297            246
General Motors Corp.                              7,852            324
Hunt (JB) Transportation Services, Inc. (a)         150              2
Norfolk Southern Corp.                           18,900            317
Southwest Airlines Co.                            3,230             51
Tidewater, Inc.                                      60              2
TRW, Inc.                                           250              8
Union Pacific Corp.                               1,410             73
                                                                ------
                                                                 1,299
                                                                ------
CONSUMER DISCRETIONARY - 6.7%
Amazon.com, Inc. (a)                              1,560             11
AOL Time Warner, Inc. (a)                         3,910            122
Apollo Group, Inc. Class A (a)                      370             15
AutoNation, Inc. (a)                              3,220             33
AutoZone, Inc. (a)                                2,230            131
Banta Corp.                                         540             16
Best Buy Co. (a)                                    760             42
Blockbuster Entertainment Corp.                   1,500             38
Brinker International, Inc. (a)                   5,100            130
Carnival Corp.                                    1,260             27
Cendant Corp. (a)                                22,300            289
Charter Communications Holdings, Inc.
  Class A (a)                                     3,400             48
Circuit City Stores - Circuit City Group          1,840             25
Clear Channel Communications, Inc. (a)            1,002             38
Costco Wholesale Corp. (a)                       12,000            454
Darden Restaurants, Inc.                          8,490            272
Disney (Walt) Co.                                13,820            257
Donnelley (R.R.) & Sons Co.                       3,470             88
EarthLink, Inc. (a)                               6,927            101
Eastman Kodak Co.                                 1,140             29
Federated Department Stores, Inc. (a)             5,510            176
Gannett Co., Inc.                                 1,580            100
GTECH Holdings Corp. (a)                          1,460             58
Harrah's Entertainment, Inc. (a)                    780             23
Insight Communications Co., Inc.
  Class A (a)                                       150              3
JC Penney & Co., Inc.                             2,130             46
Jones Apparel Group, Inc. (a)                        90              2
Kimberly-Clark Corp.                             11,270            626
Liberty Media Corp. (a)                          42,280            494
Limited, Inc. (The)                               1,690             19
Mattel, Inc. (a)                                 17,110            324
May Department Stores Co.                         3,840            121
McDonald's Corp.                                  2,410             63
MGM Grand, Inc. (a)                                 340              8
Monsanto Co. New                                  1,190             37
New York Times Co. Class A                          250             10
Newell Rubbermaid, Inc.                           2,690             74
Park Place Entertainment Corp. (a)                2,790             20
Payless ShoeSource, Inc. (a)                        520             27
Republic Services, Inc. (a)                         970             16
Saks, Inc. (a)                                    1,190              8
Sears Roebuck & Co.                                  80              3
Starwood Hotels & Resorts
  Worldwide, Inc. Class B                         1,190             26
Target Corp.                                        670             21
Ticketmaster Class B (a)                            180              2
Tribune Co.                                         670             20
USA Networks, Inc. (a)                              480              9
V.F. Corp.                                        1,110             37
Venator Group, Inc. (a)                             780             11
Viacom, Inc. Class A (a)                             40              1
Viacom, Inc. Class B (a)                          3,066            112
Viad Corp.                                          120              2
Wallace Computer Services, Inc.                   1,100             17
Waste Management, Inc.                           14,200            348
Wendy's International, Inc.                       7,150            188
West Corp. (a)                                      140              3
Westwood One, Inc. (a)                              480             11
Whirlpool Corp.                                   1,560             92
                                                                ------
                                                                 5,324
                                                                ------
CONSUMER STAPLES - 6.7%
Albertson's, Inc.                                 6,500            207
Anheuser-Busch Cos., Inc.                        10,980            457
Campbell Soup Co.                                 2,310             65
Clorox Co. (The)                                 10,740            383
Coca-Cola Co. (The)                                 150              7
Colgate-Palmolive Co.                             3,230            186
Coors (Adolph) Co. Class B                           50              2
Dole Food Co., Inc.                                 130              3
General Mills, Inc.                               4,900            225
Hormel Foods Corp.                                3,410             82
Interstate Bakeries Corp.                         1,260             30
Kellogg Co.                                         550             17
Kroger Co. (a)                                    9,200            225
PepsiCo, Inc.                                    15,541            757
Philip Morris Cos., Inc.                         10,290            482
Procter & Gamble Co.                             19,680          1,452


42 Equity III Fund

EQUITY III FUND

                                                                October 31, 2001

                                                                  MARKET
                                                     NUMBER       VALUE
                                                       OF         (000)
                                                     SHARES         $
                                                     ------       ------


Ralston-Purina Group                                   740           24
Sara Lee Corp.                                       2,090           47
SuperValu, Inc.                                      7,110          152
SYSCO Corp.                                          8,200          198
Tyson Foods, Inc. Class A                           21,100          207
UST, Inc.                                            2,991          101
                                                                  -----
                                                                  5,309
                                                                  -----
FINANCIAL SERVICES - 29.9%
AFLAC, Inc.                                          1,100           27
Alleghany Corp. (a)                                    600          115
Allied Capital Corp.                                   350            8
Allmerica Financial Corp. (a)                           70            3
Allstate Corp.                                       4,110          129
AMBAC Financial Group, Inc.                            620           30
American Express Co.                                 4,310          127
American Financial Group, Inc.                         610           13
American International Group, Inc.                  14,451        1,136
AmeriCredit Corp. (a)                                  310            5
AmSouth Bancorp                                      3,220           56
AON Corp.                                           16,840          641
Apartment Investment & Management Co.
  Class A (b)                                        1,650           69
Associated Banc-Corp.                                  320           11
BancWest Corp.                                         150            5
Bank of America Corp.                               35,820        2,113
Bank One Corp.                                       5,460          181
BB&T Corp.                                           2,870           92
Block (H&R), Inc.                                      420           14
Capital One Financial Corp.                            270           11
Charter One Financial, Inc.                            774           21
Chubb Corp. (The)                                    8,600          587
CIGNA Corp.                                          9,610          701
Cincinnati Financial Corp.                             860           32
Citigroup, Inc.                                     63,166        2,875
CNA Financial Corp. (a)                                610           15
Colonial BancGroup, Inc.                               310            4
Comerica, Inc.                                       1,490           69
Commerce Bancorp, Inc.                               1,200           88
Commerce Bancshares, Inc.                               65            2
Compass Bancshares, Inc.                               550           14
Countrywide Credit Industries, Inc.                  6,600          264
Crescent Real Estate Equities, Co. (b)                 580           10
Deluxe Corp.                                         5,500          193
Dime Bancorp, Inc.                                     180            6
DST Systems, Inc. (a)                                  690           28
Duke-Weeks Realty Corp. (b)                          3,160           73
Edwards (A.G.), Inc.                                   760           30
Equity Office Properties Trust (b)                   3,042           87
Equity Residential Properties Trust (b)                420           11
Federal Home Loan Mortgage Corp.                     9,670          656
Federal National Mortgage Association               15,930        1,290
Federated Investors, Inc. Class B                      810           21
FelCor Lodging Trust, Inc. (b)                       1,020           14
Fidelity National Financial, Inc.                      110            3
Fifth Third Bancorp                                  1,584           89
First Data Corp.                                     2,320          157
First Tennessee National Corp.                       4,170          144
FirstMerit Corp.                                       110            3
Fiserv, Inc. (a)                                     1,000           37
FleetBoston Financial Corp.                          5,890          194
Franklin Resources, Inc.                            10,320          331
Fulton Financial Corp.                                 513           11
Golden State Bancorp, Inc.                             840           21
Golden West Financial Corp.                            820           40
Goldman Sachs Group, Inc.                              920           72
Greenpoint Financial Corp.                             900           29
Hartford Financial Services
  Group, Inc. (The)                                 13,990          755
Hibernia Corp. Class A                               1,400           21
Household International, Inc.                       10,360          542
Huntington Bancshares, Inc.                            830           13
Investment Technology Group (a)                         50            3
J.P. Morgan Chase & Co.                             12,110          428
Jefferson-Pilot Corp.                                1,625           67
John Hancock Financial Services, Inc.                  540           18
KeyCorp                                              4,440           94
Lehman Brothers Holdings, Inc.                       1,900          119
Lincoln National Corp.                              14,960          634
Loews Corp.                                          2,010          102
M&T Bank Corp.                                       7,800          511
Marsh & McLennan Cos., Inc.                          5,960          577
Marshall & Ilsley Corp.                                140            8
MBIA, Inc.                                             285           13
MBNA Corp.                                           1,550           43
Mellon Financial Corp.                              15,700          528
Merrill Lynch & Co., Inc.                            4,030          176
MetLife, Inc.                                          900           24
MGIC Investment Corp.                                  680           35
Morgan Stanley Dean Witter & Co.                    15,880          777
National City Corp.                                  4,640          122
National Commerce Financial Corp.                      640           15
New Dun & Bradstreet Corp. (The)(a)                    210            7
North Fork Bancorp, Inc.                             6,700          187
Old National Bancorp                                   110            3
Old Republic International Corp.                     9,260          235
PMI Group, Inc. (The)                                  310           17
PNC Bank Corp.                                      10,070          553
Popular, Inc.                                          280            8
Progressive Corp.                                       60            8
Protective Life Corp.                                7,840          216
Radian Group, Inc.                                     300           10

                                                              Equity III Fund 43

EQUITY III FUND

                                                             October 31, 2001

                                                                  MARKET
                                                   NUMBER         VALUE
                                                     OF           (000)
                                                   SHARES           $
                                                  ---------     --------
Regions Financial Corp.                             1,220            33
Reinsurance Group Of America                          140             4
SEI Investments Co.                                   210             6
Simon Property Group, Inc. (b)                      2,770            76
SouthTrust Corp.                                    3,000            68
St. Paul Cos., Inc.                                 8,100           372
Stilwell Financial, Inc.                            1,140            23
SunTrust Banks, Inc.                                1,130            68
Synovus Financial Corp.                             6,700           154
T. Rowe Price Group, Inc.                           1,100            31
TCF Financial Corp.                                10,190           428
TD Waterhouse Group, Inc. (a)                         890             8
Torchmark Corp.                                       490            18
U.S. Bancorp                                       12,174           216
Union Planters Corp.                                4,990           202
UnionBanCal Corp.                                   1,490            50
UnumProvident Corp.                                 1,700            38
USA Education, Inc.                                 6,700           546
Wachovia Corp. (a)                                 21,640           619
Washington Federal, Inc.                              340             8
Washington Mutual, Inc.                            17,340           523
Wells Fargo & Co.                                   8,191           324
Zions Bancorp                                       2,400           115
                                                                --------
                                                                 23,807
                                                                --------
HEALTH CARE - 7.6%
Abbott Laboratories                                   690            37
Apria Healthcare Group, Inc. (a)                    1,710            39
Bard (C.R.), Inc.                                      80             4
Baxter International, Inc.                          1,400            68
Becton, Dickinson & Co.                             1,170            42
Biogen, Inc. (a)                                   10,900           600
Boston Scientific Corp. (a)                        33,959           772
Bristol-Myers Squibb Co.                            4,520           242
DaVita, Inc. (a)                                    1,820            33
DENTSPLY International, Inc.                          190             9
First Health Group Corp. (a)                        1,950            53
HCA-The Healthcare Co.                             12,500           496
Health Net, Inc. (a)                                1,790            39
HEALTHSOUTH Corp. (a)                              14,010           182
ICOS Corp. (a)                                        370            21
IMS Health, Inc.                                    3,090            66
Johnson & Johnson                                  13,104           759
King Pharmaceuticals, Inc. (a)                      1,660            65
Lilly (Eli) & Co.                                   2,810           215
Merck & Co., Inc.                                   8,030           512
Mylan Laboratories, Inc.                            2,000            74
Oxford Health Plans, Inc. (a)                       3,650            86
Perrigo Co. (a)                                       720            11
Pfizer, Inc.                                        3,500           147
Pharmaceutical Product Development, Inc. (a)          560            15
Pharmacia Corp.                                     1,308            53
Quintiles Transnational Corp. (a)                   4,100            65
Schering-Plough Corp.                              12,700           472
Steris Corp. (a)                                    1,720            39
Tenet Healthcare Corp. (a)                         10,900           627
UnitedHealth Group, Inc.                            2,180           143
Varian Medical Systems, Inc. (a)                      160            11
VISX, Inc. (a)                                        930            11
WebMD Corp. (a)                                     1,070             5
Wellpoint Health Networks, Inc. (a)                   100            11
                                                                -------
                                                                  6,024
                                                                -------
INTEGRATED OILS - 7.4%
Amerada Hess Corp.                                  5,080           298
ChevronTexaco Corp. (a)                            13,486         1,194
Conoco, Inc. (a)                                    4,340           112
Exxon Mobil Corp.                                  64,970         2,563
Kerr-McGee Corp.                                    2,280           131
Occidental Petroleum Corp.                         22,580           572
Phillips Petroleum Co.                             15,374           836
USX-Marathon Group                                  6,530           180
                                                                -------
                                                                  5,886
                                                                -------
MATERIALS AND PROCESSING - 4.6%
Air Products & Chemicals, Inc.                      1,600            64
Airgas, Inc. (a)                                    1,350            18
Albemarle Corp.                                     1,080            22
Alcoa, Inc.                                         6,240           201
American Standard Cos., Inc. (a)                      870            50
Archer-Daniels-Midland Co.                          3,321            46
Ashland, Inc.                                       5,200           209
Barrick Gold Corp.                                    370             6
Bemis Co., Inc.                                       230            10
Boise Cascade Corp.                                 1,020            29
Catellus Development Corp. (a)                      4,250            73
Crown Cork & Seal Co., Inc.                         1,970             4
Dow Chemical Co.                                   11,940           397
Dycom Industries, Inc. (a)                            200             2
E.I. du Pont de Nemours & Co.                       3,120           125
Eastman Chemical Co.                                1,480            51
Energizer Holdings, Inc. (a)                        1,250            21
Freeport-McMoRan Copper & Gold, Inc.
  Class B (a)                                         550             6
Fuller (H.B.) Co.                                      60             3
Harsco Corp.                                          400            13
International Paper Co.                             2,200            79
Lafarge Corp.                                         730           26
Longview Fibre Co.                                    340             4
Lubrizol Corp.                                      8,250           232

44 Equity III Fund

EQUITY III FUND

                                                            October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                 --------       -------

Masco Corp.                                         140               3
Nucor Corp.                                         960              40
Owens-Illinois, Inc. (a)                            810               5
Packaging Corp. of America (a)                      860              15
Pactiv Corp. (a)                                  5,800              94
Placer Dome, Inc.                                   370               4
PPG Industries, Inc.                              1,370              67
Praxair, Inc.                                     1,850              87
Rayonier, Inc.                                      480              21
Sherwin-Williams Co.                              5,730             140
Smurfit-Stone Container Corp. (a)                11,200             166
Sonoco Products Co.                               1,360              32
Tyco International, Ltd.                         13,972             687
Vulcan Materials Co.                                860              36
Westvaco Corp.                                    1,240              30
Weyerhaeuser Co.                                  9,660             482
Willamette Industries, Inc.                       1,100              52
Worthington Industries, Inc.                        430               6
                                                                -------
                                                                  3,658
                                                                -------

MISCELLANEOUS - 1.6%
Brunswick Corp.                                     690              12
Crane Co.                                           960              20
Eaton Corp.                                         370              24
General Electric Co.                              2,620              95
Georgia-Pacific Group                            14,770             410
Honeywell International, Inc.                    12,960             383
ITT Industries, Inc.                              1,240              60
Johnson Controls, Inc.                            1,120              81
Lancaster Colony Corp.                              210               7
Minnesota Mining & Manufacturing Co.              2,180             228
                                                                -------
                                                                  1,320
                                                                -------

OTHER ENERGY - 2.9%
Apache Corp.                                      1,480              76
BJ Services Co. (a)                                 460              12
Dynegy, Inc. Class A                              8,400             302
El Paso Corp.                                    11,600             569
Enron Corp.                                       9,320             130
Forest Oil Corp. (a)                                220               6
Helmerich & Payne, Inc.                             200               6
Louis Dreyfus Natural Gas Corp. (a)                 130               5
Massey Energy Co.                                   190               4
Mitchell Energy & Development Corp.                                  20
Patterson-UTI Energy, Inc. (a)                      780              14
Schlumberger, Ltd.                                6,900             334
Sunoco, Inc.                                        200               7
Ultramar Diamond Shamrock Corp.                   1,150              58
Weatherford International, Inc. (a)               4,800             164
Williams Cos. (The)                              21,840             631
                                                                -------
                                                                  2,338
                                                                -------

PRODUCER DURABLES - 3.8%
Agilent Technologies, Inc. (a)                    3,010              67
Andrew Corp. (a)                                  1,590              29
B.F. Goodrich Co.                                   520              11
Boeing Co. (The)                                 15,870             517
Caterpillar, Inc.                                 2,750             123
Cooper Industries, Inc.                             470              18
Deere & Co.                                       7,000             259
Diebold, Inc.                                       460              17
Dover Corp.                                       1,390              46
Emerson Electric Co.                              1,100              54
FEI Co. (a)                                         140               4
Grainger (W.W.), Inc.                             1,840              80
Kennametal, Inc.                                  1,040              37
Lennar Corp.                                         80               3
Lockheed Martin Corp.                             6,890             336
Northrop Grumman Corp.                              330              33
Pall Corp.                                          280               6
Pentair, Inc.                                       990              31
Pitney Bowes, Inc.                               18,490             678
Rockwell Collins                                  1,730              23
Stewart & Stevenson Services, Inc.                  100               1
Tecumseh Products Co. Class A                        70               3
Tektronix, Inc. (a)                                 150               3
United Technologies Corp.                        11,090             598
Xerox Corp.                                       3,930              28
                                                                -------
                                                                  3,005
                                                                -------

TECHNOLOGY - 6.6%
3Com Corp. (a)                                      940               4
Analog Devices, Inc. (a)                          1,400              53
Apple Computer, Inc. (a)                            180               3
Atmel Corp. (a)                                   1,270              10
Avaya, Inc. (a)                                     410               4
Avnet, Inc.                                         440               9
AVX Corp.                                         1,130              21
BMC Software, Inc. (a)                              340               5
CommScope, Inc. (a)                                 130               3
COMPAQ Computer Corp.                             9,150              80
Computer Associates International, Inc.          23,100             714
Computer Sciences Corp. (a)                         600              22
Compuware Corp. (a)                               5,280              54
Corning, Inc.                                     2,640              21
Dell Computer Corp. (a)                           1,600              38
Electronic Data Systems Corp.                    17,200           1,107
Electronics for Imaging, Inc. (a)                   220               4
General Dynamics Corp.                            4,710             384
General Motors Corp. Class H (a)                    834              11
Hewlett-Packard Co.                               3,230              54
Imation Corp. (a)                                   200               4
Ingram Micro, Inc. Class A (a)                      980              13

                                                              Equity III Fund 45

EQUITY III FUND

                                                                October 31, 2001

                                                                    MARKET
                                                  NUMBER            VALUE
                                                    OF              (000)
                                                  SHARES              $
                                                 --------         --------
Intel Corp.                                          270                 7
International Business Machines Corp.              6,440               696
JDS Uniphase Corp. (a)                             1,810                14
Keane, Inc. (a)                                      730                10
KEMET Corp. (a)                                    2,130                38
Linear Technology Corp.                              740                29
LSI Logic Corp. (a)                                5,940               101
Lucent Technologies, Inc.                         10,770                72
Maxim Integrated Products, Inc. (a)                1,635                75
Motorola, Inc.                                     5,500                90
Oracle Corp. (a)                                   9,270               126
PanAmSat Corp. (a)                                   210                 4
PeopleSoft, Inc. (a)                               3,400               101
Raytheon Co.                                         680                22
Rockwell International Corp.                       4,820                66
Storage Technology Corp. (a)                      23,730               445
Sybase, Inc. (a)                                     800                11
Unisys Corp. (a)                                   1,550                14
UTStarcom, Inc. (a)                               29,150               684
                                                                  --------
                                                                     5,223
                                                                  --------
UTILITIES - 12.4%
Alamosa Holdings, Inc. (a)                         9,000               127
Allegheny Energy, Inc.                             1,040                38
Alltel Corp.                                       7,720               441
American Electric Power Co., Inc.                  5,330               223
AT&T Corp.                                        78,211             1,193
BellSouth Corp.                                    7,940               294
BroadWing, Inc. (a)                               23,100               214
Cablevision Systems Corp.
  (Rainbow Media Group)(a)                           130                 3
Centennial Cellular Corp. Class A (a)                290                 3
CenturyTel, Inc.                                     300                 9
Comcast Corp. Special Class A (a)                 19,790               709
Consolidated Edison, Inc.                            440                17
Constellation Energy Group                           690                15
Cox Communications, Inc. Class A (a)                 820                31
Dominion Resources, Inc.                           1,480                90
DTE Energy Co.                                       886                37
Duke Energy Corp.                                  7,840               301
Edison International (a)                           1,450                21
Entergy Corp.                                      1,380                54
Exelon Corp.                                       6,900               290
FirstEnergy Corp.                                  5,300               183
FPL Group, Inc.                                    1,460                78
KeySpan Corp.                                      1,400                46
Level 3 Communications, Inc. (a)                   1,460                 5
MDU Resources Group, Inc.                             90                 2
Mirant Corp. New (a)                               1,338                35
NSTAR                                                250                10
PG&E Corp.                                         1,930                35
Pinnacle West Capital Corp.                        2,540               107
Potomac Electric Power Co.                         1,970                42
PPL Corp.                                          5,010               171
Progress Energy, Inc.                                190                 8
Public Service Co. of New Mexico                     710                17
Public Service Enterprise Group, Inc.              2,710               107
Questar Corp.                                        440                10
Qwest Communications International, Inc.          26,456               343
Reliant Energy, Inc.                               2,100                59
SBC Communications, Inc.                          33,450             1,275
Sempra Energy                                      3,870                91
Sprint Corp. (Fon Group)                          11,160               223
TeleCorp PCS, Inc. Class A (a)                    20,230               271
Telephone & Data Systems, Inc.                       410                36
TXU Corp.                                          3,110               143
Verizon Communications, Inc.                      36,698             1,828
Vodafone Group PLC - ADR                          14,900               344
Western Resources, Inc.                              480                 8
WorldCom, Inc. - WorldCom Group (a)               17,820               240
Xcel Energy, Inc.                                  1,010                29
                                                                  --------
                                                                     9,856
                                                                  --------
TOTAL COMMON STOCKS
  (cost $71,538)                                                    73,049
                                                                  --------

                                                PRINCIPAL
                                                 AMOUNT
                                                  (000)
                                                    $
                                               -----------
SHORT-TERM INVESTMENTS - 8.8%
Frank Russell Investment Company
  Money Market Fund (c)                            5,470             5,470
United States Treasury Bills (d)(e)
  Zero Coupon due 12/20/01                         1,500             1,496
                                                                  --------
TOTAL SHORT-TERM INVESTMENTS
(cost $6,966)                                                        6,966
                                                                  --------
TOTAL INVESTMENTS - 100.6%
(identified cost $78,504)                                           80,015

OTHER ASSETS AND LIABILITIES,
NET - (0.6%)                                                          (466)
                                                                  --------
NET ASSETS - 100.0%                                                 79,549
                                                                  ========

(a)  Nonincome-producing security.
(b)  Real Estate Investment Trust (REIT).
(c)  At net asset value.
(d) Held as collateral in connection with futures contracts purchased by the Fund.
(e)  At amortized cost, which approximates market.

Abbreviations:
ADR - American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

46 Equity III Fund

EQUITY III FUND

                                                          October 31, 2001

                                       NOTIONAL              UNREALIZED
                                        AMOUNT              APPRECIATION
                                        (000)              (DEPRECIATION)
                                          $                    (000)
                                     ------------           -------------
FUTURES CONTRACTS

S&P Barra Value Index
  expiration date 12/01                 3,078               $          31

S&P 500 Index
  expiration date 12/01                 3,978                          33
                                                            -------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                       $          64
                                                            =============

 See accompanying notes which are an integral part of the financial statements.

                                                              Equity III Fund 47

EQUITY III FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                 October 31, 2001


ASSETS
Investments at market (including securities on loan of $182), (identified cost $78,504) ................ $ 80,015
Receivables:
  Dividends and interest ...............................................................................      116
  Fund shares sold .....................................................................................       47
  Daily variation margin on futures contracts ..........................................................        2
Investment of securities lending collateral in money market funds, at cost and market value ............      192
                                                                                                         --------
    Total assets .......................................................................................   80,372

LIABILITIES
Payables:
  Investments purchased ..................................................................  $     88
  Fund shares redeemed ...................................................................       422
  Accrued fees to affiliates .............................................................        59
  Other accrued expenses .................................................................        62
Payable upon return of securities loaned .................................................       192
                                                                                            --------
    Total liabilities .................................................................................       823
                                                                                                         --------
NET ASSETS ............................................................................................  $ 79,549
                                                                                                         ========
NET ASSETS CONSIST OF:
Undistributed net investment income ...................................................................  $    107
Accumulated net realized gain (loss) ..................................................................    (2,568)
Unrealized appreciation (depreciation) on:
  Investments .........................................................................................     1,511
  Futures contracts ...................................................................................        64
Shares of beneficial interest .........................................................................        36
Additional paid-in capital ............................................................................    80,399
                                                                                                         --------
NET ASSETS ............................................................................................  $ 79,549
                                                                                                         ========
NET ASSET VALUE, offering and redemption price per share:
  Class E ($3,970,583 divided by 177,443 shares of $.01 par value shares of beneficial interest outstanding).........................................................  $  22.38
  Class I ($75,578,484 divided 3,376,445 shares of $.01 par value                                        ========
    shares of beneficial interest outstanding).........................................................  $  22.38
                                                                                                         ========

See accompanying notes which are an integral part of the financial statements.

48 Equity III Fund

EQUITY III FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001


INVESTMENT INCOME
  Dividends .........................................................   $  1,855
  Dividends from Money Market Fund ..................................        315
  Interest ..........................................................         70
  Securities Lending Income .........................................          2
                                                                        --------
    Total investment income .........................................      2,242

EXPENSES
  Advisory fees ........................................ $    606
  Administrative fees ..................................       56
  Custodian fees .......................................      206
  Transfer agent fees ..................................       35
  Professional fees ....................................       36
  Registration fees ....................................       42
  Shareholder servicing fees - Class E .................       14
  Trustees' fees .......................................       13
  Miscellaneous ........................................       40
                                                         --------

  Expenses before reductions ...........................    1,048
  Expense reductions ...................................       (1)
                                                         --------
    Expenses, net ...................................................     1,047
                                                                       --------

Net investment income ...............................................     1,195
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ..........................................    4,328
  Futures contracts ....................................   (1,981)        2,347
                                                         --------
Net change in unrealized appreciation (depreciation) on:
  Investments ..........................................  (18,494)
  Futures contracts ....................................      (29)      (18,523)
                                                         --------      --------

Net realized and unrealized gain (loss) ..............................  (16,176)
                                                                       --------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ................ $(14,981)
                                                                       ========

 See accompanying notes which are an integral part of the financial statements.

                                                              Equity III Fund 49

EQUITY III FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                 FISCAL YEAR ENDED        TEN MONTHS ENDED         YEAR ENDED
                                                                  OCTOBER 31, 2001        OCTOBER 31, 2000      DECEMBER 31, 1999
                                                               --------------------     -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income ...................................    $            1,195       $          1,490      $            2,758
  Net realized gain (loss) ................................                 2,347                 (8,984)                 15,703
  Net change in unrealized appreciation (depreciation).....               (18,523)                 7,475                 (18,309)
                                                               ------------------       ----------------      ------------------

    Net increase (decrease) in net assets from operations..               (14,981)                   (19)                    152
                                                               ------------------       ----------------      ------------------

DISTRIBUTIONS
  From net investment income
    Class E ...............................................                   (42)                   (58)                    (52)
    Class I ...............................................                (1,090)                (1,388)                 (2,693)
  From net realized gain
    Class E ...............................................                    --                     --                    (545)
    Class I ...............................................                    --                     --                 (16,024)
                                                               ------------------        ---------------      ------------------

    Net decrease in net assets from distributions..........                (1,132)                (1,446)                (19,314)
                                                               ------------------        ---------------      ------------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share
    transactions ..........................................               (40,070)               (39,091)                (15,041)
                                                               ------------------        ---------------      ------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ...............               (56,183)               (40,556)                (34,203)

NET ASSETS
  Beginning of period .....................................               135,732                176,288                 210,491
  End of period (including undistributed net investment
    income of $107 at October 31, 2001 and $44
    at October 31, 2000) ..................................    $           79,549        $       135,732      $          176,288
                                                               ==================        ===============      ==================

See accompanying notes which are an integral part of the financial statements.

50 Equity III Fund

EQUITY III FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                        2001*          2000**         1999***
                                                                      ---------      ---------       ---------
NET ASSET VALUE, BEGINNING OF PERIOD ................................ $   26.32      $   26.18       $   30.27
                                                                      ---------      ---------       ---------
INCOME FROM OPERATIONS
  Net investment income (a) .........................................       .21            .20             .21
  Net realized and unrealized gain (loss) ...........................     (3.96)           .15           (2.12)
                                                                      ---------      ---------       ---------

    Total income from operations ....................................     (3.75)           .35           (1.91)
                                                                      ---------      ---------       ---------

DISTRIBUTIONS
  From net investment income ........................................      (.19)          (.21)           (.25)
  From net realized gain ............................................        --             --           (1.93)
                                                                      ---------      ---------       ---------
    Total distributions .............................................      (.19)          (.21)          (2.18)
                                                                      ---------      ---------       ---------
NET ASSET VALUE, END OF PERIOD ...................................... $   22.38      $   26.32       $   26.18
                                                                      =========      =========       =========

TOTAL RETURN (%)(b) .................................................    (14.30)          1.40           (6.13)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ..........................     3,971          6,327           7,927

  Ratios to average net assets (%)(c):
    Operating expenses ..............................................      1.18           1.17            1.03
    Net investment income ...........................................       .83            .97            1.25

  Portfolio turnover rate (%) .......................................    118.26         108.39          146.28

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                              Equity III Fund 51

EQUITY III FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                          YEARS ENDED DECEMBER 31,
                                                                              ---------------------------------------------
                                                         2001*      2000**       1999        1998       1997        1996
                                                      ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD................  $   26.33   $   26.18   $   29.12   $   29.80   $   29.68   $   29.11
                                                      ---------   ---------   ---------   ---------   ---------   ---------
INCOME FROM OPERATIONS
  Net investment income (a).........................        .27         .25         .40         .47         .60         .70
  Net realized and unrealized gain (loss)...........      (3.96)        .15        (.41)       2.75        8.69        5.10
                                                      ---------   ---------   ---------   ---------   ---------   ---------
    Total income from operations....................      (3.69)        .40        (.01)       3.22        9.29        5.80
                                                      ---------   ---------   ---------   ---------   ---------   ---------
DISTRIBUTIONS
  From net investment income........................       (.26)       (.25)       (.40)       (.47)       (.61)       (.71)
  From net realized gain............................         --          --       (2.53)      (3.43)      (8.56)      (4.52)
                                                      ---------   ---------   ---------   ---------   ---------   ---------
    Total distributions.............................       (.26)       (.25)      (2.93)      (3.90)      (9.17)      (5.23)
                                                      ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD......................  $   22.38   $   26.33   $   26.18   $   29.12   $   29.80    $  29.68
                                                      =========   =========   =========   =========   =========   =========
TOTAL RETURN (%)(b).................................     (14.09)       1.59         .25       11.53       33.13       20.90

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..........     75,578     129,405     168,361     210,491     242,112     221,778

  Ratios to average net assets (%)(c):
    Operating expenses..............................        .93         .92         .79         .74         .78         .79
    Net investment income...........................       1.08        1.22        1.39        1.54        1.77        2.23

  Portfolio turnover rate (%).......................     118.26      108.39      146.28      135.53      128.86      100.78

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

52 Equity III Fund

EQUITY Q FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

OBJECTIVE: To provide total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Index.

INVESTS IN: Primarily US equity securities.

STRATEGY: The Fund uses a multi-manager strategy intended to achieve higher returns through security selection with sector diversification similar to the Russell 1000(R) Index. The Fund employed the investment management services of four managers using four distinctive quantitative approaches to investment.

                         GROWTH OF A $10,000 INVESTMENT

Dates             Equity Q - Class I+      Russell 1000(R)**
-----             -------------------      -----------------
Inception*              $10,000                $10,000
1992                    $10,991                $11,075
1993                    $13,281                $12,823
1994                    $13,779                $13,221
1995                    $17,554                $16,791
1996                    $21,659                $20,640
1997                    $28,716                $27,211
1998                    $33,876                $32,576
1999                    $43,124                $40,909
2000                    $47,051                $44,615
2001                    $35,845                $32,997

                         YEARLY PERIODS ENDED OCTOBER 31


EQUITY Q FUND - CLASS I

 PERIODS ENDED                 GROWTH OF            TOTAL
   10/31/01                     $10,000             RETURN
---------------                ---------          ---------
1 Year                          $ 7,618            (23.82)%
5 Years                         $16,550             10.60%(S)
10 Years                        $35,845             13.61%(S)


EQUITY Q FUND - CLASS E ++++

 PERIODS ENDED                 GROWTH OF            TOTAL
   10/31/01                     $10,000             RETURN
---------------                ---------          ---------
1 Year                          $ 7,602            (23.98)%
5 Years                         $16,462             10.48%(S)
10 Years                        $35,655             13.55%(S)


EQUITY Q FUND - CLASS Y ++++++

 PERIODS ENDED                 GROWTH OF            TOTAL
   10/31/01                     $10,000             RETURN
---------------                ---------          ---------
1 Year                          $ 7,626            (23.74)%
5 Years                         $16,569             10.62%(S)
10 Years                        $35,887             13.62%(S)


RUSSELL 1000(R) INDEX

 PERIODS ENDED                 GROWTH OF            TOTAL
   10/31/01                     $10,000             RETURN
---------------                ---------          ---------
1 Year                          $ 7,396            (26.04)%
5 Years                         $15,987              9.84%(S)
10 Years                        $32,997             12.68%(S)

54 Equity Q Fund

EQUITY Q FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW

For the year ended October 31, 2001, the Equity Q Fund Class I, Class E and Class Y shares lost 23.82%, 23.98% and 23.74%, respectively, as compared to the Russell 1000(R) Index, which declined 26.04%.

The Fund's performance was in line with its benchmark index in a market environment marked by unusually difficult events. These included terrorist attacks on September 11, 2001 that caused investor confidence to plummet. The attacks came after a heavy slate of sluggish economic news and declining corporate earnings announcements. This fiscal year also witnessed a reversal in monetary policy. At the beginning of the period, financial markets were still feeling the negative effects of the multiple interest rate hikes made by the Federal Reserve Board (Fed) during early 2000. By the end of the period, market participants were anxiously waiting for the numerous rate cuts during fiscal 2001 to gain traction, and help revive the struggling economy. The manager's sector constrained mandates aided returns in this volatile environment.

PORTFOLIO HIGHLIGHTS

Major shifts in political leadership, monetary policy, economic standing, and national security during fiscal 2001 resulted in high levels of sector and market volatility, creating an environment in which a sector constrained fund should outperform funds with wider tracking errors.

J.P. Morgan began the fiscal year outperforming the other managers and the Russell 1000(R) Index, only to be exceeded by Barclays and Franklin as the year progressed. Jacobs Levy ended the fiscal year as the leader in benchmark relative returns. The four market-oriented managers fulfilled the Fund's aim of diversification as the market rotated between investment approaches favoring valuation criteria, earnings momentum and other catalysts such as insider buying.

The Fund began the fiscal year with a modest overweight to the largest capitalization tier of the market. This was addressed by adjusting the Fund managers' target weightings and cash flow allocation. At the end of the period, the Fund had a 2% underweight to large cap stocks resulting from the managers' tactical decisions.

During the fiscal year, Chase acquired J.P. Morgan with no perceived negative effect on J.P. Morgan's ability to fulfill its mandate in the Fund.

TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)                        October 31, 2001

   General Electric Co.                                             3.4%
   Pfizer, Inc.                                                     3.4
   Citigroup, Inc.                                                  2.9
   Microsoft Corp.                                                  2.4
   Johnson & Johnson                                                2.1
   Exxon Mobil Corp.                                                2.1
   American International Group, Inc.                               1.9
   AOL Time Warner, Inc.                                            1.8
   Verizon Communications, Inc.                                     1.6
   Intel Corp.                                                      1.6

PORTFOLIO CHARACTERISTICS
                                                           October 31, 2001

   Current P/E Ratio                                                   19.9x
   Portfolio Price/Book Ratio                                          3.23x
   Market Capitalization - $-Weighted Average                      92.81 Bil
   Number of Holdings                                                    499

MONEY MANAGERS                                                STYLE

   Barclays Global Fund Advisors                          Market-Oriented
   Franklin Portfolio Associates, LLC                     Market-Oriented
   J.P. Morgan Investment Management, Inc.                Market-Oriented
   Jacobs Levy Equity Management, Inc.                    Market-Oriented

*      Equity Q Fund Class I assumes initial investment on November 1, 1991.
** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index, the smallest of which is valued at about $1.4 billion. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.
++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.
++++ Equity Q Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.
++++++ Equity Q Fund Class I performance has been linked with Class Y to provide historical perspective.
(S)    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                                Equity Q Fund 55

EQUITY Q FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                                     MARKET
                                                    NUMBER           VALUE
                                                      OF             (000)
                                                    SHARES             $
                                                   --------         --------
COMMON STOCKS - 93.7%
AUTO AND TRANSPORTATION - 1.3%
Airborne, Inc.                                       18,580              186
Atlantic Coast Airlines, Inc. (a)                    13,500              254
Borg-Warner Automotive, Inc.                          5,900              252
Burlington Northern Santa Fe Corp.                  113,000            3,036
C.H. Robinson Worldwide, Inc.                        10,200              273
Continental Airlines, Inc. Class B (a)                2,450               43
Cooper Tire & Rubber Co.                              1,400               18
CSX Corp.                                             5,100              172
Dana Corp.                                            2,600               28
Delphi Automotive Systems Corp.                      25,400              295
Delta Air Lines, Inc.                                18,800              430
Expeditors International of
  Washington, Inc.                                    8,330              377
Ford Motor Co.                                      245,972            3,948
General Motors Corp.                                 90,540            3,741
Gentex Corp. (a)                                     15,200              362
Genuine Parts Co.                                    18,500              601
Goodyear Tire & Rubber Co.                           44,800              835
Harley-Davidson, Inc.                                 4,100              186
Kansas City Southern Industries, Inc. (a)            13,300              166
Norfolk Southern Corp.                                9,400              157
Overseas Shipholding Group, Inc.                      6,800              169
Skywest, Inc.                                        17,600              322
Southwest Airlines Co.                               35,100              558
Tidewater, Inc.                                      15,510              469
TRW, Inc.                                            33,200            1,122
Union Pacific Corp.                                   1,500               78
Visteon Corp.                                        24,100              286
                                                                    --------
                                                                      18,364
                                                                    --------
CONSUMER DISCRETIONARY - 12.1%
99 Cents Only Stores (a)                             12,900              459
Abercrombie & Fitch Co. Class A (a)                  47,600              896
Amazon.com, Inc. (a)                                121,370              847
American Eagle Outfitters, Inc. (a)                   1,860               51
AOL Time Warner, Inc. (a)                           831,271           25,944
Apollo Group, Inc. Class A (a)                       55,770            2,267
Argosy Gaming Co. (a)                                15,800              459
AutoNation, Inc. (a)                                334,720            3,444
AutoZone, Inc. (a)                                   96,920            5,673
Banta Corp.                                          13,900              404
Bed Bath & Beyond, Inc. (a)                          54,300            1,361
Best Buy Co. (a) BJ's                                53,200            2,921
Wholesale Club, Inc. (a)                             40,900            2,076
Career Education Corp. (a)                           16,800              438
Carnival Corp.                                        6,260              136
Cendant Corp. (a)                                   242,700            3,145
Charter Communications Holdings, Inc.
  Class A (a)                                         8,300              117
Chicos FAS, Inc. (a)                                  9,100              237
Circuit City Stores - Circuit City Group            152,310            2,090
Clear Channel Communications, Inc. (a)               47,800            1,822
Columbia Sportswear Co. (a)                           9,500              272
Darden Restaurants, Inc.                            123,100            3,942
Disney (Walt) Co.                                   347,583            6,462
Donnelley (R.R.) & Sons Co.                          58,720            1,497
Eastman Kodak Co.                                    36,800              941
eBay, Inc. (a)                                       14,900              782
Education Management Corp. (a)                        4,900              169
Estee Lauder Cos., Inc. Class A                      11,900              384
Family Dollar Stores, Inc.                           54,100            1,561
Federated Department Stores, Inc. (a)               214,940            6,876
Fox Entertainment Group, Inc.
  Class A (a)                                         1,500               33
Freemarkets, Inc. (a)                                 1,100               15
Gannett Co., Inc.                                    17,180            1,086
Gemstar-TV Guide International, Inc. (a)             60,300            1,222
Gillette Co. (The)                                      500               16
GTECH Holdings Corp. (a)                             17,980              717
Hasbro, Inc.                                         38,100              631
Home Depot, Inc. (The)                              410,335           15,687
JC Penney & Co., Inc.                                99,600            2,163
Jones Apparel Group, Inc. (a)                        57,200            1,579
Kimberly-Clark Corp.                                 43,300            2,404
KMart Corp. (a)                                      37,500              230
Kohl's Corp. (a)                                    145,400            8,086
Lamar Advertising Co. Class A (a)                     8,000              251
Liberty Media Corp. (a)                             434,020            5,074
Lowe's Companies., Inc.                             126,800            4,324
Marriott International, Inc. Class A                 13,900              435
Mattel, Inc. (a)                                    138,410            2,620
May Department Stores Co.                           161,300            5,073
McDonald's Corp.                                     45,000            1,173
Monsanto Co. New                                     12,590              394
NIKE, Inc. Class B                                   15,000              740
Omnicom Group, Inc.                                  23,170            1,779
Payless ShoeSource, Inc. (a)                         26,760            1,414
Ruby Tuesday, Inc.                                   10,100              174
Sears Roebuck & Co.                                  94,267            3,655
Starbucks Corp. (a)                                  10,000              171
Starwood Hotels & Resorts
  Worldwide, Inc. Class B                            61,200            1,349
Sylvan Learning Systems, Inc. (a)                    13,900              311
Target Corp.                                         68,700            2,140
Tech Data Corp. (a)                                  60,400            2,578
THQ, Inc. (a)                                         4,000              199
Ticketmaster Class B (a)                             22,170              302
TJX Cos., Inc.                                       61,600            2,082
TMP Worldwide, Inc. (a)                              12,090              361
Viacom, Inc. Class B (a)                            178,534            6,518

56 Equity Q Fund

EQUITY Q FUND

                                                            October 31, 2001

                                                               MARKET
                                                 NUMBER        VALUE
                                                   OF          (000)
                                                 SHARES          $
                                                --------      --------

Viad Corp.                                         8,230           160
Wal-Mart Stores, Inc.                            344,633        17,714
Wallace Computer Services, Inc.                    5,020            78
Waste Management, Inc.                           124,500         3,050
Whirlpool Corp.                                   29,940         1,768
                                                              --------
                                                               177,429
                                                              --------
CONSUMER STAPLES - 6.7%
Albertson's, Inc.                                 27,400           874
Anheuser-Busch Cos., Inc.                         73,400         3,058
Coca-Cola Co. (The)                               94,300         4,515
Colgate-Palmolive Co.                             60,410         3,475
ConAgra, Inc.                                     95,056         2,177
Coors (Adolph) Co. Class B                        10,700           532
CVS Corp.                                         22,100           528
Dial Corp.                                        23,500           392
General Mills, Inc.                               60,500         2,778
Heinz (H.J.) Co.                                  10,400           441
Hormel Foods Corp.                                 8,930           214
Interstate Bakeries Corp.                         31,340           739
Kraft Foods, Inc.                                 50,600         1,708
Kroger Co. (a)                                    10,500           257
McCormick & Co., Inc.                             25,000         1,094
Pepsi Bottling Group, Inc. (The)                  19,000           883
PepsiCo, Inc.                                    346,266        16,867
Performance Food Group Co. (a)                    10,100           297
Philip Morris Cos., Inc.                         390,819        18,290
Procter & Gamble Co.                             243,660        17,977
R.J. Reynolds Tobacco Holdings, Inc.              14,700           824
Ralston-Purina Group                               2,550            84
Ruddick Corp.                                      2,450            37
Safeway, Inc. (a)                                 89,000         3,707
SuperValu, Inc.                                  229,790         4,904
SYSCO Corp.                                      218,180         5,260
Unilever NV                                       40,620         2,111
UST, Inc.                                        101,580         3,414
Walgreen Co.                                       8,700           282
                                                              --------
                                                                97,719
                                                              --------
FINANCIAL SERVICES - 18.7%
Aetna, Inc. (a)                                   15,700           434
Affiliated Computer Services, Inc.
  Class A (a)                                     18,100         1,594
Affiliated Managers Group, Inc. (a)                8,200           506
AFLAC, Inc.                                       73,206         1,791
Allied Capital Corp.                              33,220           748
Allstate Corp.                                    59,900         1,880
AMBAC Financial Group, Inc.                       26,100         1,253
American Express Co.                               4,700           138
American International Group, Inc.               359,715        28,274
AmeriCredit Corp. (a)                             49,610           769
AmSouth Bancorp                                   66,665         1,153
Apartment Investment & Management Co.
  Class A (e)                                     31,550         1,324
Bank of America Corp.                            365,878        21,583
Bank One Corp.                                    67,800         2,250
Banknorth Group, Inc.                              8,800           193
BB&T Corp.                                        65,240         2,094
Block (H&R), Inc.                                 39,480         1,345
Capital One Financial Corp.                       58,640         2,422
CIGNA Corp.                                       56,810         4,141
Cincinnati Financial Corp.                         3,900           145
Citigroup, Inc.                                  942,727        42,913
CNA Financial Corp. (a)                           20,200           509
Comerica, Inc.                                    12,600           581
Commerce Bancorp, Inc.                            10,100           737
Conseco, Inc. (a)                                 97,500           292
Countrywide Credit Industries, Inc.              161,330         6,442
Deluxe Corp.                                       4,550           159
DST Systems, Inc. (a)                             31,080         1,273
Duke-Weeks Realty Corp. (e)                        3,960            91
E*TRADE Group, Inc. (a)                           56,900           372
Eaton Vance Corp.                                 14,100           396
Equity Office Properties Trust (e)                12,390           353
Fair, Isaac and Co., Inc.                          6,000           285
Federal Home Loan Mortgage Corp.                 217,484        14,750
Federal National Mortgage Association            207,390        16,790
Federated Investors, Inc. Class B                 16,050           419
Fidelity National Financial, Inc.                  6,930           159
First American Financial Corp.                    17,400           290
First Data Corp.                                  95,710         6,467
First Industrial Realty Trust, Inc. (e)            3,600            99
First Tennessee National Corp.                    19,200           663
Fiserv, Inc. (a)                                  72,755         2,706
FleetBoston Financial Corp.                      123,752         4,066
Franklin Resources, Inc.                           4,300           138
Gallagher (Arthur J.) & Co.                       20,500           749
GATX Corp.                                         4,100           108
Golden State Bancorp, Inc.                        15,900           403
Golden West Financial Corp.                       28,600         1,390
Goldman Sachs Group, Inc.                         45,600         3,564
Greenpoint Financial Corp.                        25,160           806
Hartford Financial Services Group,
  Inc. (The)                                      10,900           589
Hibernia Corp. Class A                            15,800           240
Household International, Inc.                     15,810           827
IndyMac Bancorp, Inc. (a)                          6,400           164
Instinet Group Inc. (a)                           13,500           130
J.P. Morgan Chase & Co.                          242,196         8,564
Jefferson-Pilot Corp.                             20,100           831
John Hancock Financial Services, Inc.             45,950         1,566
Lehman Brothers Holdings, Inc.                    37,910         2,368

                                                                Equity Q Fund 57

EQUITY Q FUND

                                                            October 31, 2001

                                                                 MARKET
                                                 NUMBER           VALUE
                                                   OF             (000)
                                                 SHARES             $
                                                --------        --------

Lincoln National Corp.                             7,600            322
Loews Corp.                                       14,260            724
Marshall & Ilsley Corp.                              400             23
MBIA, Inc.                                        24,800          1,142
MBNA Corp.                                       121,013          3,341
Merrill Lynch & Co., Inc.                         98,350          4,299
MetLife, Inc.                                     59,500          1,601
Metris Companies, Inc.                            21,000            340
Moody's Corp.                                     22,600            785
Morgan Stanley Dean Witter & Co.                 191,806          9,383
National City Corp.                               60,500          1,597
New York Community Bancorp, Inc.                  37,300            935
Old Republic International Corp.                  31,470            798
Paychex, Inc.                                     13,150            422
PMI Group, Inc. (The)                             22,320          1,238
PNC Bank Corp.                                    63,990          3,513
Progressive Corp.                                 12,300          1,706
Protective Life Corp.                             60,000          1,653
Radian Group, Inc.                                 1,180             40
Schwab (Charles) Corp.                           190,100          2,448
SEI Investments Co.                                1,750             54
Simon Property Group, Inc. (e)                     1,710             47
SouthTrust Corp.                                 191,570          4,341
Stilwell Financial, Inc.                          49,900          1,003
SunGard Data Systems (a)                          29,030            732
SunTrust Banks, Inc.                              66,000          3,951
Synovus Financial Corp.                           36,600            843
T. Rowe Price Group, Inc.                          6,400            178
TD Waterhouse Group, Inc. (a)                     50,900            482
Torchmark Corp.                                   23,100            855
U.S. Bancorp                                     640,665         11,391
Union Planters Corp.                              12,770            517
UnionBanCal Corp.                                 19,370            647
UnumProvident Corp.                               64,471          1,446
Wachovia Corp. (a)                                94,740          2,710
Washington Mutual, Inc.                          335,031         10,115
Wells Fargo & Co.                                    980             40
Wilmington Trust Corp.                             3,000            171
                                                               --------
                                                                273,119
                                                               --------
HEALTH CARE - 16.8%
Abbott Laboratories                              161,600          8,562
Allergan, Inc.                                    29,300          2,103
American Home Products Corp.                     135,600          7,571
AmerisourceBergen Corp. (a)                        5,587            355
Amgen, Inc. (a)                                   78,300          4,449
Apria Healthcare Group, Inc. (a)                  12,080            278
Barr Laboratories, Inc. (a)                       10,900            794
Baxter International, Inc.                        96,200          4,653
Becton, Dickinson & Co.                           83,700          2,996
Biogen, Inc. (a)                                   4,150            228
Biomet, Inc.                                      44,200          1,348
Boston Scientific Corp. (a)                      329,133          7,484
Bristol-Myers Squibb Co.                         223,960         11,971
Cardinal Health, Inc.                             95,207          6,389
Caremark Rx, Inc. (a)                             27,800            373
Cerner Corp. (a)                                  14,000            753
Charles River Laboratories
  International, Inc. (a)                         11,900            400
DaVita, Inc. (a)                                  19,350            352
Express Scripts, Inc. Class A (a)                 13,800            565
First Health Group Corp. (a)                      83,590          2,257
Forest Labs, Inc. (a)                             79,100          5,883
Guidant Corp. (a)                                 61,100          2,536
HCA-The Healthcare Co.                            16,420            651
Health Net, Inc. (a)                              16,700            367
Human Genome Sciences, Inc. (a)                   48,100          2,051
Humana, Inc. (a)                                  33,900            392
ICOS Corp. (a)                                    84,272          4,867
IDEC Pharmaceuticals Corp. (a)                    12,700            762
IMS Health, Inc.                                 247,920          5,298
IVAX Corp. (a)                                    35,762            735
Johnson & Johnson                                538,128         31,163
King Pharmaceuticals, Inc. (a)                    71,660          2,794
Laboratory Corp. of America Holdings (a)           8,100            698
Lilly (Eli) & Co.                                114,410          8,752
McKesson HBOC, Inc.                               14,675            543
MedImmune, Inc. (a)                               46,000          1,805
Merck & Co., Inc.                                301,011         19,208
Millennium Pharmaceuticals, Inc. (a)               7,750            197
Oxford Health Plans, Inc. (a)                    119,740          2,821
Perrigo Co. (a)                                   98,230          1,453
Pfizer, Inc.                                   1,195,473         50,090
Pharmaceutical Product
  Development, Inc. (a)                           42,090          1,123
Pharmacia Corp.                                  186,929          7,574
Schering-Plough Corp.                            263,900          9,812
St. Jude Medical, Inc. (a)                        23,900          1,697
Steris Corp. (a)                                  34,270            768
Stryker Corp.                                     29,700          1,670
Tenet Healthcare Corp. (a)                        87,300          5,021
UnitedHealth Group, Inc.                         127,054          8,354
Universal Health Services, Inc.
  Class B (a)                                     10,800            436
Varian Medical Systems, Inc. (a)                  12,700            852
Vertex Pharmaceuticals, Inc. (a)                  22,300            546
VISX, Inc. (a)                                     5,700             67
Wellpoint Health Networks, Inc. (a)                  300             33
                                                               --------
                                                                244,900
                                                               --------
58 Equity Q Fund

EQUITY Q FUND

                                                         October 31, 2001

                                                                MARKET
                                                  NUMBER        VALUE
                                                    OF          (000)
                                                  SHARES          $
                                                 --------      --------
INTEGRATED OILS - 4.9%
Amerada Hess Corp.                                 14,090           828
ChevronTexaco Corp. (a)                            94,135         8,336
Conoco, Inc. (a)                                  123,477         3,173
Exxon Mobil Corp.                                 782,110        30,854
Kerr-McGee Corp.                                   83,285         4,797
Occidental Petroleum Corp.                        426,020        10,787
Phillips Petroleum Co.                             36,000         1,959
Royal Dutch Petroleum Co.                          50,150         2,533
USX-Marathon Group                                312,110         8,611
                                                               --------
                                                                 71,878
                                                               --------
MATERIALS AND PROCESSING - 2.7%
Air Products & Chemicals, Inc.                      1,170            47
Airgas, Inc. (a)                                    3,580            48
Albemarle Corp.                                     2,340            47
Alcan Aluminum, Ltd.                               29,300           895
Alcoa, Inc.                                       135,800         4,382
Archer-Daniels-Midland Co.                        180,227         2,511
Ashland, Inc.                                       7,100           286
Boise Cascade Corp.                                 1,500            43
Catellus Development Corp. (a)                     47,480           817
Crown Cork & Seal Co., Inc.                        11,610            21
Dow Chemical Co.                                   35,400         1,177
Dycom Industries, Inc. (a)                          4,130            49
Eastman Chemical Co.                               42,270         1,450
Ecolab, Inc.                                       22,500           792
LNR Property Corp.                                  5,400           149
Lubrizol Corp.                                     10,950           308
Masco Corp.                                         5,800           115
Nucor Corp.                                        28,280         1,168
Packaging Corp. of America (a)                     11,220           199
PPG Industries, Inc.                               25,600         1,250
Praxair, Inc.                                      38,670         1,824
Precision Castparts Corp.                          17,000           387
Rayonier, Inc.                                     15,220           651
Sherwin-Williams Co.                               55,180         1,344
Sonoco Products Co.                                18,500           434
Temple-Inland, Inc.                                49,000         2,450
Tyco International, Ltd.                          302,033        14,842
Weyerhaeuser Co.                                   23,534         1,175
Willamette Industries, Inc.                         4,060           189
                                                               --------
                                                                 39,050
                                                               --------
MISCELLANEOUS - 4.1%
Eaton Corp.                                        16,870         1,104
General Electric Co.                            1,381,859        50,313
Georgia-Pacific Group                              86,660         2,406
Honeywell International, Inc.                      55,860         1,651
ITT Industries, Inc.                                  200            10
Johnson Controls, Inc.                             32,380         2,342
Minnesota Mining & Manufacturing Co.               17,320         1,807
                                                               --------
                                                                 59,633
                                                               --------
OTHER ENERGY - 1.4%
Anadarko Petroleum Corp.                              300            17
Apache Corp.                                        1,460            75
Baker Hughes, Inc.                                  6,400           229
BJ Services Co. (a)                                36,490           934
Cooper Cameron Corp. (a)                           17,700           690
Diamond Offshore Drilling, Inc.                    14,800           408
Dynegy, Inc. Class A                               96,600         3,468
El Paso Corp.                                      65,300         3,204
Enron Corp.                                        40,780           567
Global Marine, Inc. (a)                            63,400         1,021
Halliburton Co.                                     7,500           185
Massey Energy Co.                                  28,450           583
Nabors Industries, Inc. (a)                         9,500           292
Noble Drilling Corp. (a)                           40,770         1,246
Patterson-UTI Energy, Inc. (a)                      2,930            53
Rowan Cos., Inc. (a)                               16,600           280
Sunoco, Inc.                                       27,300         1,022
Ultramar Diamond Shamrock Corp.                    73,910         3,699
Valero Energy Corp.                                46,500         1,749
                                                               --------
                                                                 19,722
                                                               --------
PRODUCER DURABLES - 3.3%
Agilent Technologies, Inc. (a)                     72,585         1,616
Alliant Techsystems, Inc. (a)                      16,800         1,466
American Tower Corp. Class A (a)                   34,300           378
Andrew Corp. (a)                                   19,220           349
Applied Materials, Inc. (a)                       126,600         4,318
Axcelis Technologies, Inc. (a)                     66,300           869
B.F. Goodrich Co.                                  58,000         1,238
Boeing Co. (The)                                  210,210         6,853
Caterpillar, Inc.                                  56,060         2,507
Centex Corp.                                       21,000           803
Cooper Industries, Inc.                            10,020           388
D.R. Horton, Inc.                                  52,570         1,175
Danaher Corp.                                       6,000           334
Diebold, Inc.                                      30,280         1,099
Dover Corp.                                         5,790           191
Emerson Electric Co.                               11,500           564
FEI Co. (a)                                        31,500           850
Grainger (W.W.), Inc.                              67,480         2,922
Ingersoll-Rand Co.                                  9,600           358
KB HOME                                            36,000         1,064
Kennametal, Inc.                                    6,140           216
KLA Tencor Corporation (a)                         88,740         3,626
Lam Research Corp. (a)                             39,200           743
Lennar Corp.                                       28,900         1,048
Lockheed Martin Corp.                               7,600           371

                                                                Equity Q Fund 59

EQUITY Q FUND

                                                         October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                ----------      -------
M.D.C. Holdings, Inc.                              12,300           328
Northrop Grumman Corp.                              3,660           366
NVR, Inc. (a)                                       4,100           649
Pitney Bowes, Inc.                                111,380         4,083
Pulte Corp.                                        11,400           371
Rockwell Collins                                   33,000           446
Roper Industries, Inc.                              6,000           254
Ryland Group, Inc. (The)                           16,900           904
Teradyne, Inc. (a)                                 14,860           343
Toll Brothers, Inc. (a)                            19,900           620
United Technologies Corp.                          80,780         4,353
Xerox Corp.                                       125,500           879
                                                                -------
                                                                 48,942
                                                                -------
TECHNOLOGY - 13.8%
3Com Corp. (a)                                     18,031            75
Activision, Inc. (a)                               10,700           387
Advanced Micro Devices, Inc. (a)                  134,100         1,320
Altera Corp. (a)                                   49,900         1,008
Analog Devices, Inc. (a)                           91,060         3,460
Applera Corp. - Applied Biosystems
  Group                                            12,000           350
Arrow Electronics, Inc. (a)                        65,000         1,589
Atmel Corp. (a)                                    84,160           669
Autodesk, Inc.                                     17,110           568
Automatic Data Processing, Inc.                    73,800         3,813
Avaya, Inc. (a)                                    51,930           464
Avnet, Inc.                                        74,400         1,535
AVX Corp.                                           7,270           135
BEA Systems, Inc. (a)                              66,500           807
BMC Software, Inc. (a)                             90,060         1,357
CIENA Corp. (a)                                    44,500           724
Cisco Systems, Inc. (a)                           503,376         8,517
Citrix Systems, Inc. (a)                           19,200           449
CommScope, Inc. (a)                                 9,960           195
COMPAQ Computer Corp.                             368,800         3,227
Computer Associates International, Inc.           151,490         4,684
Computer Sciences Corp. (a)                        10,570           380
Compuware Corp. (a)                                87,600           901
Comverse Technology, Inc. (a)                      23,200           436
Corning, Inc.                                     252,110         2,032
Dell Computer Corp. (a)                           378,940         9,087
Electronic Data Systems Corp.                      88,601         5,703
EMC Corp. (a)                                      84,342         1,039
Fairchild Semiconductor Corp.
  Class A (a)                                      58,500         1,243
General Dynamics Corp.                                896            73
General Motors Corp. Class H (a)                   73,400         1,009
Hewlett-Packard Co.                                34,400           579
Imation Corp. (a)                                   3,770            79
Ingram Micro, Inc. Class A (a)                     51,350           657
Intel Corp.                                       945,550        23,090
International Business Machines Corp.             185,500        20,047
International Rectifier Corp. (a)                  18,500           650
Juniper Networks, Inc. (a)                            700            16
Keane, Inc. (a)                                     3,150            45
KEMET Corp. (a)                                   134,130         2,398
Lattice Semiconductor Corp. (a)                     4,600            81
Linear Technology Corp.                           137,960         5,353
Lucent Technologies, Inc.                         490,400         3,286
Maxim Integrated Products, Inc. (a)               121,790         5,572
Micromuse, Inc. (a)                                10,480            97
Micron Technology, Inc. (a)                        62,000         1,411
Microsoft Corp. (a)                               607,551        35,329
Motorola, Inc.                                    207,787         3,401
NCR Corp. (a)                                      50,500         1,790
NVIDIA Corp. (a)                                    9,200           394
Oracle Corp. (a)                                  991,990        13,451
PeopleSoft, Inc. (a)                               25,100           747
Peregrine Systems, Inc. (a)                        16,700           241
QUALCOMM, Inc. (a)                                 31,300         1,537
Quantum Corp. - DLT &
  Storage Systems (a)                             155,100         1,307
Raytheon Co.                                       38,500         1,242
Rockwell International Corp.                      120,120         1,655
RSA Security, Inc. (a)                             68,400           824
Sabre Holdings Corp. (a)                           54,220         1,426
Sanmina Corp. (a)                                  41,600           630
Scientific-Atlanta, Inc.                           21,170           442
Siebel Systems, Inc. (a)                           38,300           625
Silicon Storage Technology, Inc. (a)               82,300           737
Solectron Corp. (a)                                75,448           928
Storage Technology Corp. (a)                       97,470         1,830
Sun Microsystems, Inc. (a)                        229,400         2,328
Sybase, Inc. (a)                                   82,630         1,124
Sykes Enterprises, Inc. (a)                        10,250            99
Texas Instruments, Inc.                            55,000         1,539
Unisys Corp. (a)                                    3,280            29
UTStarcom, Inc. (a)                               168,800         3,963
VeriSign, Inc. (a)                                 26,900         1,041
Veritas Software Corp. (a)                         29,836           847
Vishay Intertechnology, Inc. (a)                   55,800         1,053
Xilinx, Inc. (a)                                   38,300         1,166
                                                                -------
                                                                202,322
                                                                -------
UTILITIES - 7.9%
Adelphia Communications Corp.
  Class A (a)                                       5,800           128
Allegheny Energy, Inc.                              8,150           298
Alltel Corp.                                       56,835         3,248
Ameren Corp.                                        3,100           124
AT&T Corp.                                        242,300         3,695

60 Equity Q Fund

EQUITY Q FUND

                                                        October 31, 2001

                                                               MARKET
                                                  NUMBER       VALUE
                                                    OF         (000)
                                                  SHARES         $
                                                ----------   ----------
AT&T Wireless Services, Inc. (a)                  330,577         4,774
BellSouth Corp.                                    89,315         3,305
Cinergy Corp.                                      21,500           649
CMS Energy Corp.                                   29,300           630
Comcast Corp. Class A (a)                          94,500         3,387
Consolidated Edison, Inc.                          28,501         1,126
Cox Communications, Inc. Class A (a)               98,730         3,781
Dominion Resources, Inc.                           16,370         1,001
DTE Energy Co.                                     30,000         1,251
Duke Energy Corp.                                  29,600         1,137
Edison International (a)                           77,200         1,097
Entergy Corp.                                      97,700         3,796
Exelon Corp.                                        6,100           257
FirstEnergy Corp.                                 167,530         5,773
FPL Group, Inc.                                     4,030           214
KeySpan Corp.                                       1,980            66
Level 3 Communications, Inc. (a)                   20,190            69
Mirant Corp. New (a)                               44,691         1,162
Nextel Communications, Inc.
   Class A (a)                                     72,500           576
PG&E Corp.                                         97,710         1,765
Pinnacle West Capital Corp.                        45,440         1,915
Potomac Electric Power Co.                          9,400           201
PPL Corp.                                          36,120         1,233
Progress Energy, Inc.                              19,200           810
Public Service Co. of New Mexico                   18,940           464
Public Service Enterprise Group, Inc.              80,450         3,167
Qwest Communications International, Inc.          270,400         3,502
SBC Communications, Inc.                          242,806         9,253
Sempra Energy                                     111,460         2,608
Sprint Corp. (Fon Group)                          463,550         9,271
Sprint Corp. (PCS Group)(a)                       132,800         2,961
TECO Energy, Inc.                                  41,600         1,071
Telephone & Data Systems, Inc.                        470            41
TXU Corp.                                          88,383         4,051
United States Cellular Corp. (a)                      890            40
UtiliCorp United, Inc.                             11,600           344
Verizon Communications, Inc.                      477,487        23,784
Wisconsin Energy Corp.                             17,300           384
WorldCom, Inc. - MCI Group                         44,200           523
WorldCom, Inc. - WorldCom Group (a)               537,114         7,223
                                                             ----------
                                                                116,155
                                                             ----------
TOTAL COMMON STOCKS
(cost $1,348,880)                                             1,369,233
                                                             ----------

                                                 PRINCIPAL      MARKET
                                                  AMOUNT        VALUE
                                                  (000)         (000)
                                                    $             $
                                                ----------   ----------
SHORT-TERM INVESTMENTS - 6.9%
Frank Russell Investment Company
  Money Market Fund (b)                            88,556        88,556
United States Treasury Bills (c)(d)(f)
  2.070% due 12/20/01                              12,000        11,966
                                                             ----------
TOTAL SHORT-TERM INVESTMENTS
(cost $100,522)                                                 100,522
                                                             ----------
TOTAL INVESTMENTS - 100.6%
(identified cost $1,449,402)                                  1,469,755

OTHER ASSETS AND LIABILITIES,
NET - (0.6%)                                                     (8,088)
                                                             ----------
NET ASSETS - 100.0%                                           1,461,667
                                                             ==========

                                                 NOTIONAL       UNREALIZED
                                                  AMOUNT       APPRECIATION
                                                  (000)       (DEPRECIATION)
FUTURES CONTRACTS                                   $              (000)
                                                ----------    --------------
S&P 400 Midcap Index
 expiration date 12/01                             45,812       $      352

S&P 500 Index
 expiration date 12/01                             48,527              160
                                                              --------------
Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                            $      512
                                                              ==============

(a) Nonincome-producing security.
(b) At net asset value.
(c) Rate noted is yield-to-maturity from date of acquisition.
(d) Held as collateral in connection with futures contracts purchased by the Fund.
(e) Real Estate Investment Trust (REIT).
(f) At amortized cost, which approximates market.

See accompanying notes which are an integral part of the financial statements.

                                                                Equity Q Fund 61

EQUITY Q FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                 October 31, 2001

ASSETS
Investments at market (including securities on loan of $52,213), (identified cost $1,449,402) ..........  $  1,469,755
Receivables:
  Dividends ............................................................................................         1,329
  Investments sold .....................................................................................        14,599
  Fund shares sold .....................................................................................         2,862
  Daily variation margin on futures contracts ..........................................................           556
Investment of securities lending collateral in money market funds, at cost and market value ............        55,102
                                                                                                          ------------
    Total assets .......................................................................................     1,544,203

LIABILITIES
Payables:
  Investments purchased .................................................................   $  25,930
  Fund shares redeemed ..................................................................         458
  Accrued fees to affiliates ............................................................         857
  Other accrued expenses ................................................................         189
Payable upon return of securities loaned ................................................      55,102
                                                                                           ----------
    Total liabilities ..................................................................................        82,536
                                                                                                          ------------
NET ASSETS .............................................................................................  $  1,461,667
                                                                                                          ============
NET ASSETS CONSIST OF:
Undistributed net investment income ....................................................................  $      2,030
Accumulated net realized gain (loss) ...................................................................       (35,474)
Unrealized appreciation (depreciation) on:
  Investments ..........................................................................................        20,353
  Futures contracts ....................................................................................           512
Shares of beneficial interest ..........................................................................           491
Additional paid-in capital .............................................................................     1,473,755
                                                                                                          ------------
NET ASSETS .............................................................................................  $  1,461,667
                                                                                                          ============
NET ASSET VALUE, offering and redemption price per share:
  Class E ($21,978,466 divided by 738,682 shares of $.01 par value
    shares of beneficial interest outstanding) .........................................................  $      29.75
                                                                                                          ============
  Class I ($983,176,192 divided by 33,048,518 shares of $.01 par value
    shares of beneficial interest outstanding) .........................................................  $      29.75
                                                                                                          ============
  Class Y ($456,512,457 divided by 15,346,532 shares of $.01 par value
    shares of beneficial interest outstanding) .........................................................  $      29.75
                                                                                                          ============

See accompanying notes which are an integral part of the financial statements.

62 Equity Q Fund

EQUITY Q FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME
  Dividends ......................................................... $  17,219
  Dividends from Money Market Fund ..................................     2,843
  Interest ..........................................................       232
  Securities Lending Income .........................................        78
                                                                      ---------
    Total investment income .........................................    20,372

EXPENSES
  Advisory fees ......................................... $   7,589
  Administrative fees ...................................       591
  Custodian fees ........................................       555
  Transfer Agent fees ...................................       462
  Professional fees .....................................       222
  Shareholder Servicing fees - Class E ..................        61
  Trustees' fees ........................................        13
  Miscellaneous fees ....................................        56
                                                          ---------
  Expenses before reduction .............................     9,549
  Expense reductions ....................................        (3)
                                                          ---------
    Expenses, net ...................................................     9,546
                                                                      ---------
Net investment income ...............................................    10,826
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ...........................................  (116,876)
  Futures contract ......................................   (19,890)   (136,766)
                                                          ---------
Net change in unrealized appreciation (depreciation) on:
  Investments ...........................................  (257,364)
  Futures contracts .....................................     1,355    (256,009)
                                                          ---------   ---------
Net realized and unrealized gain (loss) .............................  (392,775)
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ............... $(381,949)
                                                                      =========

See accompanying notes which are an integral part of the financial statements.

                                                                Equity Q Fund 63

EQUITY Q FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                   FISCAL YEAR ENDED     TEN MONTHS ENDED         YEAR ENDED
                                                                    OCTOBER 31, 2001     OCTOBER 31, 2000      DECEMBER 31, 1999
                                                                   -----------------    ------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income ..........................................    $    10,826            $     7,790           $     9,839
  Net realized gain (loss)........................................       (136,766)                71,543               241,101
  Net change in unrealized appreciation (depreciation)............       (256,009)               (70,956)                2,493
                                                                      -----------            -----------           -----------
    Net increase (decrease) in net assets from operations.........       (381,949)                 8,377               253,433
                                                                      -----------            -----------           -----------
DISTRIBUTIONS
  From net investment income
    Class E ......................................................           (120)                   (93)                 (133)
    Class I ......................................................         (8,128)                (6,938)              (10,782)
    Class Y ......................................................         (1,964)                  (221)                   --
  From net realized gain
    Class E ......................................................           (741)                  (644)               (4,279)
    Class I ......................................................        (40,296)               (25,404)             (191,979)
    Class Y ......................................................         (1,111)                    --                    --
                                                                      -----------            -----------           -----------
      Net decrease in net assets from distributions ..............        (52,360)               (33,300)             (207,173)
                                                                      -----------            -----------           -----------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions...        476,423                 50,395               171,921
                                                                      -----------            -----------           -----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ......................         42,114                 25,472               218,181

NET ASSETS
  Beginning of period ............................................      1,419,553              1,394,081             1,175,900
                                                                      -----------            -----------           -----------
 End of period (including undistributed net investment income
   of $2,030 at October 31, 2001 and $1,719 at October 31, 2000)..    $ 1,461,667            $ 1,419,553           $ 1,394,081
                                                                      ===========            ===========           ===========

See accompanying notes which are an integral part of the financial statements.

64 Equity Q Fund

EQUITY Q FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                   2001*          2000**          1999***
                                                                                 --------        --------         --------
NET ASSET VALUE, BEGINNING OF PERIOD ..........................................  $  40.70        $  41.58         $  42.99
                                                                                 --------        --------         --------
INCOME FROM OPERATIONS
  Net investment income (a) ...................................................       .20             .13              .14
  Net realized and unrealized gain (loss) .....................................     (9.75)           (.12)            4.35
                                                                                 --------        --------         --------
    Total income from operations ..............................................     (9.55)            .01             4.49
                                                                                 --------        --------         --------
DISTRIBUTIONS
  From net investment income ..................................................      (.17)           (.13)            (.24)
  From net realized gain ......................................................     (1.23)           (.76)           (5.66)
                                                                                 --------        --------         --------
    Total distributions .......................................................     (1.40)           (.89)           (5.90)
                                                                                 --------        --------         --------
NET ASSET VALUE, END OF PERIOD ................................................  $  29.75        $  40.70         $  41.58
                                                                                 ========        ========         ========
TOTAL RETURN (%)(b) ...........................................................    (23.98)            .17            11.01

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ....................................    21,979          25,205           30,746
  Ratios to average net assets (%)(c):
    Operating expenses, net ...................................................       .89             .95              .94
    Operating expenses, gross .................................................       .89             .96              .94
    Net investment income .....................................................       .58             .39              .55

  Portfolio turnover rate (%) .................................................     79.24           59.91            90.16

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
***  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                                Equity Q Fund 65

EQUITY Q FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                          YEARS ENDED DECEMBER 31,
                                                                            -------------------------------------------------
                                                     2001*       2000**        1999         1998         1997         1996
                                                  ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD ..........   $    40.69   $    41.55   $    40.22   $    35.90   $    32.94   $    30.40
                                                  ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM OPERATIONS
  Net investment income (a) ...................          .26          .22          .34          .32          .44          .58
  Net realized and unrealized gain (loss)              (9.72)        (.11)        8.03         8.53        10.01         6.33
                                                  ----------   ----------   ----------   ----------   ----------   ----------
    Total income from operations ..............        (9.46)         .11         8.37         8.85        10.45         6.91
                                                  ----------   ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS
  From net investment income ..................         (.25)        (.21)        (.38)        (.32)        (.44)        (.59)
  From net realized gain ......................        (1.23)        (.76)       (6.66)       (4.21)       (7.05)       (3.78)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
    Total distributions .......................        (1.48)        (.97)       (7.04)       (4.53)       (7.49)       (4.37)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD ................   $    29.75   $    40.69   $    41.55   $    40.22   $    35.90   $    32.94
                                                  ==========   ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (%)(b) ...........................       (23.82)         .40        21.96        25.98        33.07        23.67

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).....      983,176    1,355,536    1,363,336    1,175,900      987,760      818,281

  Ratios to average net assets (%)(c):
    Operating expenses ........................          .70          .68          .69          .69          .68          .71
    Net investment income .....................          .77          .66          .80          .85         1.17         1.80

  Portfolio turnover rate (%) .................        79.24        59.91        90.16        74.56        94.89        74.59

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

66 Equity Q Fund

EQUITY Q FUND

FINANCIAL HIGHLIGHTS - CLASS Y

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                          2001*       2000**
                                                         --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD .................   $  40.69    $  42.29
                                                         --------    --------

INCOME FROM OPERATIONS
  Net investment income (a) ..........................        .28         .16
  Net realized and unrealized gain (loss) ............      (9.71)      (1.54)
                                                         --------    --------
    Total income from operations .....................      (9.43)      (1.38)
                                                         --------    --------
DISTRIBUTIONS
  From net investment income .........................       (.28)       (.22)
  From net realized gain .............................      (1.23)         --
                                                         --------    --------
    Total distributions ..............................      (1.51)       (.22)
                                                         --------    --------
NET ASSET VALUE, END OF PERIOD .......................   $  29.75    $  40.69
                                                         ========    ========
TOTAL RETURN (%)(b) ..................................     (23.74)      (3.21)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)............    456,512      38,812

  Ratios to average net assets (%)(c):
    Operating expenses, net ..........................        .61         .61
    Operating expenses, gross ........................        .61         .66
    Net investment income ............................        .86         .68

  Portfolio turnover rate (%) ........................      79.24       59.91

*    For the fiscal year ended October 31, 2001.
**   For the period March 30, 2000 (commencement of sale) to October 31, 2000.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                                Equity Q Fund 67

INTERNATIONAL FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)


OBJECTIVE: To provide favorable total return and additional diversification for US investors.

INVESTS IN: Primarily the equity securities of non-US companies in developed foreign markets.

STRATEGY: The Fund uses a multi-manager strategy intended to achieve higher returns than its benchmark index with moderate risk by employing the investment management services of ten managers with separate and distinct investment approaches. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.

                         GROWTH OF A $10,000 INVESTMENT

Dates             International - Class I++     MSCI EAFE**
-----             -------------------------     ----------
Inception*                $10,000                $10,000
1992                       $9,285                 $8,710
1993                      $12,515                $12,009
1994                      $14,252                $13,256
1995                      $14,160                $13,247
1996                      $15,703                $14,677
1997                      $16,474                $15,399
1998                      $17,162                $16,932
1999                      $20,908                $20,889
2000                      $21,167                $20,332
2001                      $16,010                $15,315

                         YEARLY PERIODS ENDED OCTOBER 31


INTERNATIONAL FUND - CLASS I

 PERIODS ENDED      GROWTH OF         TOTAL
    10/31/01         $10,000          RETURN
----------------    ---------        --------
1 Year               $ 7,563        (24.37)%
5 Years              $10,195          0.39%(S)
10 Years             $16,010          4.82%(S)


INTERNATIONAL FUND - CLASS E++++

 PERIODS ENDED      GROWTH OF         TOTAL
    10/31/01         $10,000          RETURN
----------------    ---------        --------
1 Year               $ 7,546        (24.54)%
5 Years              $10,132          0.26%(S)
10 Years             $15,910          4.75%(S)


INTERNATIONAL FUND - CLASS Y ++++++

 PERIODS ENDED      GROWTH OF         TOTAL
    10/31/01         $10,000          RETURN
----------------    ---------        --------
1 Year               $ 7,574        (24.26)%
5 Years              $10,214          0.42%(S)
10 Years             $16,039          4.83%(S)


MSCI EAFE INDEX

PERIODS ENDED       GROWTH OF         TOTAL
  10/31/01           $10,000          RETURN
-----------------   ---------        --------
1 Year               $ 7,532        (24.68)%
5 Years              $10,434          0.85%(S)
10 Years             $15,315          4.36%(S)


SALOMON SMITH BARNEY BROAD MARKET INDEX (BMI)
EX-US+

PERIODS ENDED       GROWTH OF         TOTAL
  10/31/01           $10,000          RETURN
-----------------   ---------        --------
1 Year               $ 7,613        (23.87)%
5 Years              $10,689          1.34%(S)
10 Years             $15,610          4.55%(S)

68 International Fund

INTERNATIONAL FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW
For the year ended October 31, 2001, the International Fund Class I, Class E and Class Y shares lost 24.37%, 24.54%, and 24.26%, respectively. This compared to the Salomon Smith Barney BMI World ex-US, which lost 23.87%, and the MSCI EAFE Index which lost 24.68% during the same period. The Fund's mixed performance was the result of the broad sector rotation experienced during period. This was similar to the US markets' behavior during the year, as both growth managers and value managers enjoyed periods during which their style was favored.

PORTFOLIO HIGHLIGHTS
Over the period, the US dollar was up sharply against the Japanese yen, while declining against both the euro and the British pound.

Sweden and Finland were both down sharply over the year, due in large part to the weakness of the telecommunications sector. Japan also trailed over the period as a result of the country's continuing problems related to the implementation of economic reforms. Although only accounting for a small fraction of the developed market indices, Australia and New Zealand turned in the strongest performance over the year. The UK was the most resilient of the major international marketplaces.

During the second quarter, the Fund's manager lineup was modified, as market-oriented growth manager Capital International replaced Montgomery Asset Management. This addition brings a broader, more diversified core growth manager to the Fund.

TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)        October 31, 2001

GlaxoSmithKline PLC (United Kingdom)               1.4%
Vodafone Group PLC (United Kingdom)                1.4
TotalFinaElf SA Class B (France)                   1.1
Rhone-Poulenc SA Class A - ADR (France)            1.0
Canon, Inc. (Japan)                                1.0
Novartis AG (Switzerland)                          0.9
ENI SPA (Italy)                                    0.8
BAE Systems PLC (United Kingdom)                   0.8
Sanofi-Synthelabo SA (France)                      0.8
E.On AG (Germany)                                  0.7

PORTFOLIO CHARACTERISTICS

                                           October 31, 2001

Current P/E Ratio                                     14.1x
Portfolio Price/Book Ratio                            1.86x
Market Capitalization - $-Weighted Average        30.40 Bil
Number of Holdings                                      723

MONEY MANAGERS                                    STYLES

Alliance Capital Management, LP - Bernstein
  Investment Research & Management Unit           Value
Capital International, Inc.                       Growth
Delaware International Advisers, Ltd.             Value
Driehaus Capital Management, Inc.                 Growth
Fidelity Management & Research Co.                Growth
J.P. Morgan Investment Management, Inc.           Value
Marvin & Palmer Associates, Inc.                  Growth
Mastholm Asset Management, LLC                    Growth
Oechsle International Advisors, LLC               Growth
The Boston Company Asset Management, LLC          Value

*      International Fund Class I assumes initial investment on November 1,
       1991.
**     Morgan Stanley Capital International Europe, Australia, Far East (MSCI
       EAFE) Index is an index composed of an arithmetic, market value-weighted average of the performance of approximately 1,600 securities listed on the stock exchange of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which includes reinvestment of gross dividends before deduction of withholding taxes
++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.
++++ International Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.
++++++ International Fund Class I performance has been linked with Class Y to provide historical perspective. From March 29, 2000 (commencement of sale) through the current period, Class Y administrative fees were reduced. Total return would have been higher had this level of fees been in effect during prior reporting periods.
+ Salomon Smith Barney BMI Index ex-US is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 22 countries.
(S)    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.

                                                           International Fund 69

INTERNATIONAL FUND

STATEMENT OF NET ASSETS


                                                              MARKET
                                                 NUMBER       VALUE
                                                   OF         (000)
                                                 SHARES         $
                                                -------      -------
COMMON STOCKS - 87.0%
Australia - 3.0%
Amcor, Ltd.                                     631,410        2,093
AMP, Ltd.                                        31,063          282
Austereo Group, Ltd.                             12,164           13
Australia & New Zealand Bank
  Group, Ltd.                                   189,900        1,704
Australian Gas & Light Co.                       15,948           71
Australian Stock Exchange, Ltd.                   3,000           17
Billabong International, Ltd.                    18,100           72
Brambles Industries, Ltd.                        28,118          154
Broken Hill Proprietary Co.                     934,219        4,195
Coca Cola Amatil, Ltd.                           39,217           99
Cochlear, Ltd.                                   10,345          263
Coles Myer, Ltd.                                 17,010           65
Commonwealth Bank of Australia                   39,824          597
CSR, Ltd.                                       426,082        1,352
Fairfax (John) Holdings, Ltd.                    14,800           25
Foster's Brewing Group, Ltd.                  1,595,670        3,885
Goodman Fielder Wattie                          731,093          518
Harvey Norman Holdings, Ltd.                     23,040           38
Leighton Holdings, Ltd. Class A                  14,700           73
Lend Lease Corp.                                  4,800           27
Lion Nathan, Ltd.                               118,394          257
Mayne Nickless, Ltd.                            266,315          998
National Australia Bank, Ltd.                   417,987        6,426
National Foods, Ltd.                             10,800           14
News Corp., Ltd.                                 99,000          681
News Corp., Ltd. - ADR                            7,900          217
Oil Search, Ltd. (Australia Regd)(a)             10,600            6
Orica, Ltd.                                     215,522          501
Paperlinx, Ltd.                                 154,070          325
Publishing Broadcasting, Ltd.                     6,700           31
Qantas Airways, Ltd.                            163,415          323
QBE Insurance Group, Ltd.                       215,670          752
QBE Insurance Group, Ltd. Rights (a)             13,991           10
Rio Tinto, Ltd.                                   7,000          113
Santos, Ltd.                                    523,540        1,675
Southcorp Holdings, Ltd.                        118,200          433
Suncorp-Metway, Ltd.                             10,108           68
Tabcorp. Holdings, Ltd.                          47,800          240
Telstra Corp., Ltd.                             175,428          438
Wesfarmers, Ltd.                                  8,500          127
Westfield Holdings, Ltd.                         11,400           97
Westpac Banking Corp.                            36,300          270
WMC, Ltd.                                       115,322          541
Woolworths, Ltd.                                273,365        1,559
                                                             -------
                                                              31,645
                                                             -------
AUSTRIA - 0.1%
Erste Bank der Oesterreichischen                  5,400          238
  Sparkassen AG
OMV AG                                            2,900          219
Voest-Alpine Stahl AG                             5,600          149
                                                             -------
                                                                 606
                                                             -------

BELGIUM - 0.5%
Delhaize Le Lion SA                              14,956          821
Dexia (a)                                       148,560        2,289
Dexia Strip VVPR (a)                            107,780            1
Electrabel                                        5,900        1,234
Interbrew                                        17,573          456
UCB SA                                           17,500          666
                                                             -------

BERMUDA - 0.3%                                                 5,467
Accenture, Ltd. New (a)                          45,900          806
PartnerRe, Ltd.                                  12,600          586
RenaissanceRe Holdings, Ltd.                     14,200        1,370
XL Capital, Ltd. Class A                         10,300          895
                                                             -------
                                                               3,657
                                                             -------

CANADA - 3.0%
Abitibi-Consolidated, Inc.                       47,000          287
Alberta Energy Co., Ltd.                          6,349          250
Alcan Aluminum, Ltd.                             11,100          340
ATI Technologies, Inc. (a)                      157,251        1,301
Bank of Montreal                                163,216        3,483
Bank of Nova Scotia                              17,652          488
Barrick Gold Corp.                               11,040          172
BCE, Inc.                                        30,670          677
Biovail Corp. (a)                                23,485        1,109
Bombardier, Inc. Class B                         93,804          609
Brascan Corp.                                     3,070           46
Canadian Imperial Bank of Commerce                7,200          222
Canadian National Railway Co.                    27,700        1,110
Canadian Natural Resources, Ltd.                  4,667          198
Canadian Tire Corp. Class A                       2,270           33
Celestica, Inc. (a)                               8,383          290
CGI Group, Inc. Class A (a)                      16,850          109
Cott Corp. (a)                                   29,840          418
CP Railway, Ltd. (a)                              4,940           84
CP Ships, Ltd. (a)                                1,525           15
Dofasco, Inc.                                    32,701          463
Enbridge, Inc.                                    4,100          114
Fairmont Hotels & Resorts, Inc. (a)               3,065           55
Fording, Inc. (a)                                 1,012           16
Geac Computer Corp., Ltd. (a)                    21,440           64

70 International Fund

INTERNATIONAL FUND

                                                                October 31, 2001

                                                                MARKET
                                                  NUMBER        VALUE
                                                    OF          (000)
                                                  SHARES          $
                                                 -------        ------
Genesis Microchip, Inc. (a)                       29,675         1,371
George Weston, Ltd.                                5,980           369
Imperial Oil, Ltd.                                15,430           428
Leitch Technology Corp. (a)                       23,200           131
Loblaw Cos., Ltd.                                  1,870            58
Magna International, Inc. Class A                 19,695         1,042
Manulife Financial Corp.                           9,700           240
Molson Cos., Ltd. Class A                         11,000           170
Nexen, Inc.                                        2,940            61
Nortel Networks Corp.                            321,142         1,871
Optimal Robotics Corp. (a)                        23,295           687
PanCanadian Energy Corp. (a)                       6,552           183
Petro-Canada                                      12,970           334
Placer Dome, Inc.                                 11,400           132
Power Corp. of Canada                              4,970           107
Power Financial Corp.                             10,695           222
Precision Drilling Corp. (a)                      77,090         1,956
QLT PhotoTherapeutics, Inc. (a)                   31,980           734
Quebecor World, Inc.                              19,000           368
Rio Alto Exploration, Ltd. (a)                     4,310            68
Rogers Communications, Inc. Class B (a)            3,560            47
Royal Bank of Canada                              37,050         1,093
SNC-Lavalin Group, Inc.                            2,680            40
Sun Life Financial Services, Inc.                  8,330           173
Suncor, Inc.                                      39,960         1,218
Talisman Energy, Inc.                            151,090         5,317
TD Waterhouse Group, Inc. (a)                      5,780            55
Thomson Corp. (The)                               42,763         1,193
Toronto Dominion Bank (The)                        3,100            70
TransAlta Corp.                                   16,200           232
TransCanada Pipelines, Ltd.                       13,240           171
Trizec Hahn Corp. Sub Voting                       6,400           102
Westcoast Energy, Inc.                             4,054           107
                                                                ------
                                                                32,303
                                                                ------

CAYMAN ISLANDS - 0.1%
02Micro International, Ltd. (a)                   47,359           681
                                                                ------

CHINA - 0.1%
Huaneng Power International, Inc.
  Class H                                        598,000           368
PetroChina Co., Ltd. Class H                   1,758,000           331
                                                                ------
                                                                   699
                                                                ------

DENMARK - 0.3%
Danske Bank AS                                    18,406           272
ISS AS (a)                                        21,236         1,000
Novo Nordisk AS Series B (a)                      43,888         1,779
Tele Danmark AS                                    6,000           206
                                                                ------
                                                                 3,257
                                                                ------

FINLAND - 1.7%
America Group Class A                              5,900           146
Kesko Oyj                                        108,664           904
Metsa-Serla Oyj Series B                          37,600           233
Nokia Corp. - ADR                                 51,100         1,048
Nokia Oyj                                        330,483         6,905
Sampo Insurance Co., Ltd. Series A               275,989         2,482
Sonera Group Oyj                                  10,800            61
Stora Enso Oyj Series R                          104,968         1,275
UPM-Kymmene Oyj                                  139,426         4,528
                                                                ------
                                                                17,582
                                                                ------

FRANCE - 9.6%
Accor SA                                          12,000           376
Alcatel SA                                       111,487         1,682
Alstom                                           162,290         2,479
Assurances Generales de France                    48,618         2,243
Atos Origin (a)                                    5,210           380
AXA (a)                                           70,388         1,538
Banque Nationale Paris                            78,745         6,544
Bouygues SA                                       41,000         1,254
Bull SA (a)                                       76,200            60
Cap Gemini Sogeti                                  8,000           450
Carrefour SA                                      94,323         4,823
Castorama Dubois Investissement SA (a)             6,412           305
Compagnie de Saint Gobain                         31,573         4,388
Credit Lyonnais                                   16,099           563
European Aeronautic Defence and
  Space Co.                                      163,087         1,892
France Telecom SA                                 20,400           761
France Telecom SA - ADR                            7,900           296
Groupe Air France                                 68,306           786
Groupe Danone                                      5,917           684
L'Air Liquide SA                                   4,725           637
L'Oreal SA                                        16,989         1,172
Lafarge SA                                        15,810         1,404
Lagardere SCA                                      4,028           142
LVMH Louis Vuitton Moet Hennessy                  11,000           388
Michelin (Cie Gen) Class B                        66,014         2,038
Orange SA (a)                                    371,785         3,010
Pechiney International Class A                     2,694           124
Pernod-Ricard                                     10,318           722
Pinault-Printemps-Redoute SA                       1,237           142
PSA Peugeot Citroen (a)                           57,318         2,328
Remy Cointreau SA                                  5,800           123
Renault (Regie Nationale)                          7,711           235
Rhone-Poulenc SA Class A - ADR                   142,144        10,452
Sanofi-Synthelabo SA                             123,265         8,121
Schneider Electric SA                             41,734         1,670
Societe BIC SA                                     8,900           273

                                                           International Fund 71

INTERNATIONAL FUND

                                                                October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                  ------         ------



Societe Generale Series A                         98,444          4,919
Societe Television Francaise 1                    43,235            971
STMicroelectronics                                57,100          1,613
Suez SA (a)                                      193,832          6,090
Thomson Multimedia (a)                            44,000          1,050
TotalFinaElf SA - ADR                             40,326          2,812
TotalFinaElf SA Class B                           85,219         11,956
Usinor SA                                        157,063          1,652
Valeo SA                                          26,373            901
Vivendi Environment                               29,820          1,145
Vivendi Universal SA                             103,525          4,832
                                                                -------
                                                                102,426
                                                                -------

GERMANY - 5.8%
Adidas-Salomon AG                                 10,940            617
Aixtron AG                                        12,600            237
Allianz AG (Regd)                                 20,880          4,917
Altana AG                                         18,250            854
AMB - Aachener & Muenchener
  Beteiligungs AG                                  8,900            957
BASF AG                                           51,683          1,748
Bayer AG                                         188,701          5,601
Bayerische Hypo - und Vereinsbank AG             112,088          3,455
Bayerische Motoren Werke AG                       11,000            327
Beiersdorf AG                                      1,048            118
Commerzbank AG                                    83,403          1,384
Continental AG                                    86,000            875
DaimlerChrysler AG                                61,569          2,146
Deutsche Bank AG                                  26,431          1,469
Deutsche Lufthansa AG                             83,149            875
Deutsche Pfandbrief &
  Hypothekenbank AG                                4,800            278
Deutsche Post AG New                             141,840          2,036
Deutsche Telekom AG                               38,760            599
E.On AG                                          149,701          7,796
Epcos AG                                           5,500            237
Fraport AG (a)                                    11,200            212
Fresenius Medical Care AG                          3,179            197
Hannover Rueckversicherungs AG                     6,900            387
Heidelberg Zement AG                               8,000            332
Infineon Technologies AG                         124,479          1,875
Jenoptik AG                                       53,590            862
Karstadt AG                                       31,300          1,005
Mannheimer Aktiengesellschaft                      5,000            241
Marschollek, Lautenschlaeger and
  Partner AG                                       1,201             80
Medion AG                                         11,700            409
Metallgesellschaft AG                             78,890            602
Metro AG                                          27,000            887
Muenchener Rueckversicherungs-
  Gesellschaft AG                                 18,502          4,883
RWE AG                                            82,130          3,243
SAP AG                                             9,962          1,030
Schering AG                                       73,976          3,816
Siemens AG                                        53,154          2,574
Software AG                                        4,207            167
Stada Arzneimittel AG                             10,900            302
Volkswagen AG                                     45,178          1,731
                                                                -------
                                                                 61,361
                                                                -------

GREECE - 0.3%
Hellenic Telecommunication
  Organization SA - ADR                           253,707         2,085
Hellenic Telecommunication
  Organization SA - GDR                            51,500           834
Titan Cement Co. SA                                10,087           330
                                                                -------
                                                                  3,249
                                                                -------

HONG KONG - 2.0%
Asia Satellite Telecommunications
  Holdings, Ltd.                                   10,000            13
Cathay Pacific Airways                             28,000            28
Cheung Kong Holdings, Ltd.                        157,686         1,334
China Everbright - IHD Pacific Ltd.               628,000           435
China Mobile (Hong Kong), Ltd. (a)                205,500           623
Citic Pacific, Ltd.                                 7,000            14
CLP Holdings, Ltd.                                114,760           433
CNOOC, Ltd.                                     1,712,500         1,680
Dairy Farm International Holdings, Ltd. (a)        45,000            27
Esprit Holdings, Ltd.                              46,000            48
Guoco Group, Ltd.                                   5,000            33
Hang Seng Bank                                     64,900           651
Henderson Land Development Co., Ltd.               19,000            61
Hong Kong & China Gas Co., Ltd.                    94,000           118
Hong Kong Electric Holding, Ltd.                  766,500         2,909
Hong Kong Exchanges & Clearing Ltd.               908,000         1,222
Hong Kong Land Holdings, Ltd. - ADR (a)           149,000           240
Hutchison Whampoa, Ltd.                           289,189         2,336
Jardine Matheson Holdings, Ltd. - ADR (a)         227,300         1,273
JCG Holdings, Ltd.                                 78,800            45
Johnson Electric Holdings, Ltd.                   194,000           169
Li & Fung, Ltd.                                   337,800           323
MTR Corporation, Ltd.                             156,000           204
Pacific Century CyberWorks, Ltd. (a)              221,872            59
Shangri-La Asia, Ltd.                             289,000           167
Sun Hung Kai Properties, Ltd.                     424,400         2,612
Swire Pacific, Ltd. Class A                       411,900         1,716
Television Broadcast                               28,000            83
Wharf Holdings                                  1,447,537         2,671
Wing Hang Bank, Ltd.                               17,400            52
Yue Yuen Industrial Holdings                      100,000           203
                                                                -------
                                                                 21,782
                                                                -------
72 International Fund

INTERNATIONAL FUND

                                                                October 31, 2001

                                                                 MARKET
                                                 NUMBER          VALUE
                                                   OF            (000)
                                                 SHARES           $
                                                ---------       -------
IRELAND - 0.8%
Allied Irish Banks                                 97,800           948
Bank of Ireland (a)                               522,507         4,663
CRH PLC                                           116,689         1,806
Irish Life & Permanent PLC                         33,000           349
Ryanair Holdings PLC (a)                           57,405           527
Ryanair Holdings PLC - ADR (a)                     14,569           681
                                                                -------
                                                                  8,974
                                                                -------
ISRAEL - 0.3%
Lumenis, Ltd. (a)                                  38,524           767
Taro Pharmaceutical
  Industries, Ltd. (a)                             24,825         1,044
Teva Pharmaceutical
  Industries, Ltd. - ADR                           12,194           754
                                                                -------
                                                                  2,565
                                                                -------
ITALY - 3.4%
Assicurazioni Generali SPA                         43,500         1,191
Autostrade SPA                                     64,200           403
Banca Nazionale del Lavoro                        996,241         2,195
Banca Popolare di Bergamo CV                       82,941         1,268
Bauca Intesa SPA                                1,108,700         2,593
Benetton Group SPA (a)                             17,500           172
Bulgari SPA                                        52,174           399
ENI SPA (a)                                       669,642         8,384
Fiat SPA di Risp                                   26,435           273
Fiat SPA                                          123,198         2,006
Finmeccanica SPA (a)                            2,767,402         2,195
Italgas SPA                                        45,936           390
Luxottica Group SPA                                25,305           403
Mediaset SPA                                      349,618         2,280
Mediolanum SPA                                     51,637           400
Parmalat Finanziaria SPA (a)                      751,764         2,008
San Paolo - IMI SPA                               184,579         1,937
Telecom Italia Mobile SPA                         368,683         2,006
Telecom Italia SPA                                125,948         1,050
Telecom Italia SPA di Risp                        748,145         3,621
Unicredito Italiano SPA                           165,119           609
                                                                -------
                                                                 35,783
                                                                -------
JAPAN - 17.0%
77th Bank, Ltd. (The)                             287,000         1,497
Acom Co., Ltd.                                     20,200         1,685
ADERANS Co., Ltd.                                   2,400            86
Advantest Corp.                                    17,200           884
Aiful Corp.                                        28,100         2,201
Aioi Insurance Co., Ltd.                          108,000           348
Aisin Seiki Co., Ltd.                              26,000           321
Alps Electric Co.                                  14,000            89
Aoyama Trading Co.                                 10,000           120
Asahi Breweries, Ltd.                              72,000           751
Asahi Chemical Industrial                          56,000           184
Bank of Yokohama, Ltd.                              3,000            11
Bridgestone Tire Corp.                            346,000         3,258
Canon Sales Co., Inc.                              15,000           107
Canon, Inc.                                       356,090        10,345
Capcom Co.                                          3,600            98
Central Glass Co., Ltd.                            33,000           179
Chubu Electric Power Co., Inc.                     10,500           226
Chugai Pharmaceutical Co., Ltd.                    61,000           891
Citizen Watch Co., Ltd.                            10,000            52
Credit Saison Co.                                 149,500         3,574
CSK Corp., Ltd.                                    14,200           360
Dai Ichi Pharmaceutical Co.                        93,000         2,182
Dainippon Pharmaceutical Co., Ltd.                 10,000           115
Daito Trust Construction Co., Ltd.                 38,990           667
Daiwa House Industries Co.                        237,000         1,597
Daiwa Securities Group, Inc.                      205,000         1,338
DDI Corp.                                             355           936
Dowa Mining Co.                                    38,000           143
East Japan Railway Co.                                 76           442
Eisai Co., Ltd.                                    87,000         2,222
Fanuc Co.                                           5,400           225
Fuji Heavy Industries, Ltd.                       233,000         1,139
Fuji Machine Manufacturing Co.                     56,900           738
Fuji Photo Film Co.                                43,000         1,418
Fuji Television Network, Inc.                          64           279
Fujisawa Pharmaceutical Co., Ltd.                   5,000           120
Fujitsu, Ltd.                                      39,000           288
Funai Electric Co., Ltd.                            3,500           196
Furukawa Electric Co.                              13,000            75
Futaba Corp.                                       22,000           527
Gunze, Ltd.                                        45,000           151
Heiwa Corp.                                         9,400           180
Hino Motors, Ltd. (a)                              61,000           221
Hirose Electric Co., Ltd.                           3,700           271
Hitachi Chemical Co., Ltd.                         25,800           210
Hitachi Maxell, Ltd.                               28,000           369
Hitachi, Ltd.                                     439,000         2,991
Honda Motor Co., Ltd.                             187,800         6,728
Hosiden Electronics                                 9,000           147
Hoya Corp.                                         10,200           608
Ines Corp.                                         10,600            97
Intelligent Wave, Inc.                                 22           503
Ishikawajima-Harima Heavy
  Industries Co., Ltd.                             81,000           149
Ito Yokado Co., Ltd.                               27,000         1,190
Itochu Corp.                                      215,000           630
JAFCO Co., Ltd.                                     1,800           116
Japan Air Lines Co.                                79,000           193
Japan Real Estate Investment Corp.
  New (a)(e)                                           14            62
Japan Synthetic Rubber                             26,000           159

                                                           International Fund 73

INTERNATIONAL FUND

                                                                October 31, 2001

                                                                  MARKET
                                                    NUMBER        VALUE
                                                      OF          (000)
                                                    SHARES          $
                                                  ---------      --------
Japan Telecom Co., Ltd.                                  26           81
JGC Corp.                                            76,000          540
Jusco Co.                                            33,000          707
Kao Corp.                                           174,000        4,118
Kawasaki Steel Corp.                                207,000          208
Keyence Corp.                                         1,600          244
Kobayashi Pharmaceutical Co., Ltd.                    2,300           93
Konami Co., Ltd.                                     37,900        1,178
Konica Corp.                                         25,000          129
Kubota Corp.                                         42,000          133
Kuraray Co., Ltd.                                    23,000          143
Kyocera Corp.                                        24,700        1,679
Kyushu Electric Power Co.                            13,100          237
Lawson, Inc. (144A)                                  73,200        2,574
Mabuchi Motor Co., Ltd.                              30,300        2,497
MACNICA, Inc.                                         2,800           92
Marubeni Corp. (a)                                1,141,000        1,266
Marui Co., Ltd.                                      10,000          135
Matsumotokiyoshi Co., Ltd.                           51,200        2,139
Matsushita Communication                              5,000          140
Matsushita Electric Industrial Co., Ltd.            331,000        3,917
Minebea Co., Ltd.                                   257,000        1,334
Mitsubishi Chemical                                 145,000          310
Mitsubishi Corp.                                     66,000          505
Mitsubishi Electric Corp.                           234,000          840
Mitsubishi Estate Co., Ltd.                         155,000        1,514
Mitsubishi Heavy Industries                         147,000          494
Mitsubishi Tokyo Financial
  Group, Inc. (a)                                       105          780
Mitsui & Co., Ltd.                                   56,000          330
Mitsui Fudosan Co., Ltd.                            186,000        1,887
Mitsui Marine & Fire Insurance Co., Ltd.            154,580          858
Mitsui Mining & Smelting Co., Ltd.                   61,000          183
Mitsui O.S.K. Lines, Ltd.                           513,000        1,235
Mitsui Soko Co.                                      23,000           59
Mitsumi Electric Co., Ltd.                           13,000          158
Mizuho Holdings, Inc.                                   252          761
Murata Manufacturing Co., Ltd.                       64,100        4,017
Namco, Ltd. (a)                                       8,600          157
NEC Corp.                                           170,000        1,540
NGK Insulators, Ltd.                                 20,000          162
Nichicon Corp.                                       11,500          124
Nichido Fire & Marine Insurance
  Co., Ltd. (The)                                   188,000        1,054
Nichirei Corp.                                      111,000          331
NIDEC Corp.                                           3,200          125
Nikko Securities Co., Ltd.                          267,000        1,440
Nikon Corp.                                          46,000          353
Nintendo Co., Ltd.                                   21,600        3,328
Nippon Comsys Corp.                                   3,000           24
Nippon Express Co., Ltd.                            589,000        2,129
Nippon Foundry, Inc. (a)                                 17          103
Nippon Meat Packers, Inc.                            21,000          191
Nippon Telegraph & Telephone Corp.                      292        1,201
Nippon Unipac Holding                                    26          129
Nippon Yusen Kabushiki Kaisha                        61,000          208
Nishimatsu Construction Co., Ltd.                   168,800          652
Nissan Chemical Industries, Ltd.                     41,000          238
Nissan Motor Co., Ltd.                            1,212,000        5,341
Nitto Denko Corp.                                     7,600          129
NOK Corp.                                            20,000           94
Nomura Securities Co., Ltd.                         295,000        3,876
NTT Mobile Communication
  Network, Inc.                                         420        5,689
Office Building Fund of Japan, Inc. (a)(e)               13           61
Oji Paper Co., Ltd.                                 189,000          922
Oki Electric Industries                              34,000          120
Olympus Optical Co.                                  45,000          668
Omron Corp.                                           9,000          115
Oriental Land Co., Ltd.                               3,900          288
Orix Corp.                                           10,500          918
Promise Co., Ltd.                                     7,300          472
Ricoh Co., Ltd.                                      39,000          649
Rinnai Corp.                                        103,100        2,040
Rohm Co.                                             32,380        3,443
Sanix, Inc.                                           4,600          203
Sankyo Co., Ltd.                                     32,000          621
Sankyo Co., Ltd. GUNMA                                5,200          172
Secom Co.                                             3,000          156
Sega Enterprises (a)                                 43,300          843
Seino Transportation Co., Ltd.                       19,000           93
Sekisui House, Ltd.                                  52,000          418
Seven-Eleven Japan Co., Ltd.                          2,000           87
Sharp Corp.                                         199,000        2,056
Shimachu Co., Ltd.                                   10,800          160
Shimamura Co.                                           400           24
Shin-Etsu Chemical Co., Ltd.                        114,100        3,752
Shohkoh Fund & Co., Ltd.                             13,690        1,680
Skylark Co.                                           5,000          126
SMC Corp.                                             2,400          207
Snow Brand Milk Products Co., Ltd. (a)               20,000           47
Sony Corp.                                           54,700        2,067
Sony Corp. - ADR                                        900           34
Stanley Electric Co., Ltd.                           28,000          218
Starbucks Coffee Japan, Ltd. New (a)                    175          103
Sumisho Lease Co., Ltd.                               9,000          137
Sumitomo Bakelite Co., Ltd.                         171,000        1,079
Sumitomo Mitsui Banking Corp.                       205,000        1,266
Sumitomo Realty & Development
  Co., Ltd.                                          56,000          380
Sumitomo Trust & Banking Co., Ltd.                  265,000        1,475
Suruga Bank, Ltd.                                    24,000          166

74 International Fund

INTERNATIONAL FUND

                                                                October 31, 2001

                                                                 MARKET
                                                  NUMBER         VALUE
                                                    OF           (000)
                                                  SHARES           $
                                                 --------       -------
Suzuki Motor Corp.                                 40,000           410
Taiyo Yuden Co., Ltd.                               8,000           108
Takashimaya Co.                                    21,000           147
Takeda Chemical Industries, Ltd.                   91,000         4,404
Takefuji Corp.                                     50,400         4,179
Tanabe Seiyaku Co.                                 15,000           162
TDK Corp.                                          25,500         1,132
Teijin, Ltd.                                       21,000            83
Terumo Corp.                                        8,200           136
THK Co., Ltd.                                      30,800           411
Toda Corp.                                         30,000           101
Toho Bank, Ltd.                                    43,000           131
Tohoku Electric Power                              77,000         1,354
Tokio Marine & Fire Insurance Co.                  33,000           270
Tokuyama Corp.                                      3,000             9
Tokyo Electric Power                               85,400         2,119
Tokyo Electron, Ltd.                               65,800         2,701
Tokyo Gas Co.                                     531,000         1,651
Tokyo Seimitsu Co., Ltd.                            8,800           212
Tokyo Style Co.                                    30,000           277
Tokyu Corp.                                       103,000           464
Toppan Printing Co., Ltd.                          17,000           158
Toray Industries, Inc.                            117,000           322
Tostem Corp.                                       18,000           250
Toyoda Gosei Co., Ltd.                             12,500           163
Toyota Motor Corp.                                 85,200         2,065
Toyota Tsusho Corp.                                25,000           118
UBE Industries, Ltd.                               74,000           117
UFJ Holdings, Inc. (a)                                326         1,452
Uni-Charm Corp.                                    18,200           469
UNY Co., Ltd.                                      24,000           231
Ushio, Inc.                                        22,000           274
Wacoal Corp.                                       10,000           101
West Japan Railway Co.                                288         1,576
World Co., Ltd.                                     4,700           157
Yakult Honsha Co., Ltd.                            26,000           253
Yamaha Corp.                                       46,000           364
Yamaha Motor Co.                                  117,000           728
Yamanouchi Pharmaceutical Co., Ltd.                21,000           622
Yamato Transport Co., Ltd.                          8,000           150
Yokogawa Electric Co.                              30,000           222
Yokohama Rubber Co., Ltd. (a)                      32,000            71
Yoshitomi Pharmaceutical Ind., Ltd.                 5,000            59
                                                                -------
                                                                180,671
                                                                -------
LUXEMBOURG - 0.1%
Thiel Logistik AG New                              36,900           691
                                                                -------
MALAYSIA - 0.0%
Perusahaan Otomobil Nasional Berhad                25,660            37
                                                                -------
MEXICO - 0.7%
America Movil SA de CV - ADR                      135,555         2,033
Cemex SA de CV                                     89,500           410
Telefonos de Mexico SA Series L - ADR              85,400         2,909
Wal-Mart de Mexico SA de CV Series V              829,840         1,978
                                                                -------
                                                                  7,330
                                                                -------
NETHERLANDS - 6.2%
ABN Amro Holding                                  186,625         2,847
Aegon                                              84,486         2,120
AKZO Nobel                                         47,266         1,936
ASM Lithography Holding (a)                        84,700         1,219
Bols Wessanen CVA                                  94,000           862
Buhrmann                                          105,867           668
Draka Holding                                       8,370           324
DSM                                                77,000         2,504
Elsevier                                          158,100         1,836
Euronext New (a)                                   38,856           648
Fortis (NL)                                       121,047         2,863
Getronics                                          36,877            98
Hagemeyer                                          14,000           200
Heineken                                           69,750         2,563
Heineken Holding                                   15,029           399
Hunter Douglas                                     54,082         1,228
IHC Caland                                          4,920           245
ING Groep                                         277,930         6,925
ING Groep - ADR                                     4,000            99
Koninklijke (Royal) Philips Electronics           293,944         6,663
Koninklijke Ahold                                 233,446         6,564
Koninklijke KPN (a)                               293,758         1,136
Koninklijke Numico                                 36,187           944
Nutreco Holding                                    17,799           649
Royal Dutch Petroleum Co.                         130,298         6,622
Stork                                             100,642           815
TNT Post Group                                     10,654           208
Unilever                                           76,002         3,979
Vedior                                            137,687         1,263
Vendex                                             58,200           437
Verenigde Nederlandse
  Uitgeversbedrijven VNU                          131,399         3,829
Wolters Kluwer                                    180,854         3,794
                                                                -------
                                                                 66,487
                                                                -------
NEW ZEALAND - 0.3%
Carter Holt Harvey                                773,300           456
Telecom Corp. of New Zealand, Ltd.              1,535,521         2,932
Warehouse Group, Ltd. (The)                        11,200            30
                                                                -------
                                                                  3,418

                                                           International Fund 75

INTERNATIONAL FUND

                                                                October 31, 2001

                                                                 MARKET
                                                   NUMBER        VALUE
                                                     OF          (000)
                                                   SHARES          $
NORWAY - 0.5%                                     --------      -------
Den Norske Creditbank ASA                          135,605          512
Norsk Hydro AS                                      41,588        1,584
Norske Skogindustrier ASA Class A                   10,000          156
Orkla ASA Class A                                    4,285           71
Sparebanken NOR                                      6,400          179
Statoil ASA (a)                                    248,430        1,717
Tandberg ASA (a)                                    51,600          925
Telenor AS                                          26,397          102
Tomra Systems ASA                                   29,143          290
                                                                 ------
                                                                  5,536
                                                                 ------
PORTUGAL - 0.4%
Electricidade de Portugal SA                       765,640        1,839
Portugal Telecom SA (a)                            241,855        1,914
Telecel - Comunicacoes Pessoais SA (a)              22,601          159
                                                                 ------
                                                                  3,912
                                                                 ------
RUSSIA - 0.1%
Lukoil Oil Co. - ADR                                21,453          948
                                                                 ------
SINGAPORE - 0.9%
Capitaland, Ltd.                                    33,000           25
Chartered Semiconductor
   Manufacturing, Ltd. (a)                          70,000          134
City Developments                                   52,700          120
Creative Technology, Ltd.                           99,780          614
Datacraft Asia, Ltd. (a)                            25,240           82
DBS Group Holdings, Ltd.                           668,281        3,813
Great Eastern Holdings, Ltd.                         6,000           30
Oversea-Chinese Banking Corp., Ltd.                244,320        1,407
Overseas Union Bank                                 29,000          154
Singapore Airlines, Ltd. (Alien Market)             81,300          377
Singapore Press Holdings, Ltd.                      13,426          116
Singapore Technologies Engineering, Ltd.           100,400          113
Singapore Telecommunications, Ltd.               1,335,400        1,267
Singapore Telecommunications, Ltd. (a)              12,080           11
United Overseas Bank, Ltd.                         232,379        1,300
                                                                 ------
                                                                  9,563
                                                                 ------
SOUTH KOREA - 0.7%
Hana Bank                                          153,070        1,192
Hyundai Motor Co., Ltd.                             25,600          412
Kookmin Bank                                        81,150        1,257
Korea Telecom Corp. - ADR                           48,000        1,000
Samsung Electronics Co., Ltd.                        2,040          274
Samsung Electronics Co., Ltd. - GDR (a)             16,750        1,262
SK Telecom Co., Ltd. - ADR                          89,127        1,879
Woongjin.com Co., Ltd.                              60,130          281
                                                                 ------
                                                                  7,557
                                                                 ------
SPAIN - 2.8%
Acerinox SA                                          9,885          309
Altadis SA                                          98,052        1,610
Amadeus Global Travel Distribution SA
   Class A                                          43,018          233
Banco Bilbao Vizcaya SA                            144,378        1,614
Banco Popular Espanol SA                            20,210          678
Banco Santander Central Hispano SA                 489,020        3,761
Centros Commerciales Pryca SA                       41,945          514
Endesa SA                                          201,057        3,074
Fomento de Construcciones y
   Contratas SA                                     34,822          750
Grupo Dragados SA                                   70,400          854
Iberdrola SA                                       245,524        3,372
Industria de Diseno Textil SA (a)                   81,685        1,521
Promotora de Informaciones SA (Prisa)               57,800          483
Recoletos Compania Editorial SA                     66,900          237
Repsol SA - ADR                                    183,083        2,657
Repsol YPF SA                                      131,096        1,899
Telefonica SA (a)                                  533,675        6,404
                                                                 ------
                                                                 29,970
                                                                 ------
SWEDEN - 0.9%
Assa Abloy AB Series B                             111,634        1,272
Autoliv, Inc.                                       79,948        1,263
Electrolux AB Series B                              40,000          480
Eniro AB                                            33,792          236
Foreningssparbanken AB Series A                     47,000          471
Getinge Industrier AB Class B                       14,000          193
Hennes & Mauritz AB                                 50,295          879
Investor AB Class B                                 73,824          720
Mo och Domsjo AB Series B                           10,000          215
Nordic Baltic Holding AB                           275,000        1,215
Securitas AB Series B                               19,500          324
Skandia Forsakrings AB                               1,048            6
Stora Enso Oyj Series R                             10,151          122
Svenska Handelsbanken AB Series A                   52,886          652
Swedish Match Co.                                   80,085          413
Tele2 AB Series B (a)                               19,265          593
Telefonaktiebolaget LM Ericsson AB
   Series B                                        172,075          745
                                                                 ------
                                                                  9,799
                                                                 ------
SWITZERLAND - 4.6%
Adecco SA (a)                                        1,956           86
Baloise Holdings, Ltd. (a)                          18,450        1,512
Barry Callebaut AG (Regd)                           14,316        1,409
Card Guard AG (a)                                    3,500          134
Clariant AG (a)                                     94,920        1,541
Credit Suisse Group (a)                             83,403        3,045
Givaudan AG (Regd)                                   3,191          976

76 International Fund

INTERNATIONAL FUND

                                                                October 31, 2001

                                                                 MARKET
                                                   NUMBER         VALUE
                                                     OF           (000)
                                                   SHARES           $
                                                  --------       ------
Holcim, Ltd. (a)                                   12,800           509
Holcim, Ltd. Series B (a)                           1,000           192
Kuoni Reisen AG Series B                              492            92
Nestle SA (a)                                      23,920         4,959
Novartis AG (a)                                   257,040         9,612
Richemont Series A                                    671         1,334
Roche Holding AG (a)                               73,032         5,058
Serono SA Series B                                    678           535
Swiss Reinsurance (a)                              67,840         6,969
Swisscom AG                                         4,483         1,243
Syngenta AG (a)                                     2,008           103
UBS AG (a)                                        142,445         6,615
Zurich Financial Services AG                       14,624         3,345
                                                                 ------
                                                                 49,269
                                                                 ------
TAIWAN - 0.2%
Taiwan Semiconductor Manufacturing
  Co., Ltd. - ADR (a)                             134,617         1,738
                                                                 ------
THAILAND - 0.0%
National Finance & Securities
  (Alien Market)(a)                               615,610           120
                                                                 ------
UNITED KINGDOM - 20.3%
3i Group PLC                                      144,332         1,556
Airtours PLC                                      140,600           386
Alliance UniChem PLC                              138,000         1,068
Allied Domecq PLC                                 419,260         2,132
Anglo American PLC                                 26,593           340
Arcadia Group PLC (a)                             204,400           744
ARM Holdings PLC (a)                               44,600           225
AstraZeneca PLC                                   105,808         4,751
AWG PLC (a)                                       208,916         1,745
BAA PLC                                            72,600           580
BAE Systems PLC                                 1,716,963         8,331
Barclays PLC                                      235,828         7,092
Bass PLC                                          301,947         2,741
BBA Group PLC                                     145,725           465
BG Group PLC                                      890,164         3,365
BOC Group PLC                                     184,352         2,504
Boots Co. PLC                                     343,200         3,016
BP Amoco PLC                                      721,422         5,816
Brambles Industries PLC (a)                       337,800         1,694
British Airways PLC                               659,725         1,428
British American Tobacco PLC                      367,391         3,202
British Sky Broadcasting Group PLC (a)            158,349         1,771
British Telecommunications PLC                    623,213         3,151
Bunzl PLC                                         440,651         2,753
Cable & Wireless PLC                              286,400         1,294
Cadbury Schweppes PLC                             174,448         1,085
Canary Wharf Finance Group PLC (a)                 28,700           185
Centrica PLC                                      379,000         1,206
CGNU PLC                                          230,929         2,768
COLT Telecom Group PLC (a)                         78,823           135
Compass Group PLC                                 230,842         1,682
Corus Group PLC (a)                                76,972            62
Debenhams PLC                                     120,000           628
Diageo PLC                                        532,967         5,315
Dixons Group PLC                                   47,351           145
Elan Corp. PLC - ADR (a)                           91,800         4,191
EMI Group PLC                                     124,400           504
Enterprise Oil PLC                                284,824         2,065
Gallaher Group PLC                                 16,626           112
GKN PLC                                           337,800         1,304
GlaxoSmithKline PLC                               533,169        14,329
Granada Compass PLC                               628,533         1,189
Great Universal Stores PLC                        370,366         2,620
Hanson PLC                                         43,084           295
HBOS PLC                                          664,348         7,480
HSBC Holdings PLC                                 532,294         5,818
International Power PLC (a)                        37,059           119
Johnson Matthey PLC                                 8,973           118
Lattice Group PLC                                 718,000         1,614
Legal & General Group PLC                         192,699           423
Lloyds TSB Group PLC                              683,855         6,894
Logica PLC                                         76,700           829
Man Group PLC                                      49,695           800
Marks & Spencer PLC                             1,261,884         5,261
Matalan PLC                                       123,474           649
Morgan Crucible Co. PLC                           700,313         1,729
National Grid Group PLC                           182,059         1,291
Next PLC                                          100,495         1,269
Northern Rock PLC                                  29,905           250
Nycomed Amersham PLC                              185,424         1,635
Pearson PLC                                        46,000           550
PowerGen PLC                                      238,000         2,578
Prudential PLC                                    195,322         2,043
Railtrack Group PLC (f)                           248,149             0
Reckitt Benckiser PLC                              82,383         1,149
Reed International PLC                            659,139         5,391
Reuters Group PLC                                 113,112         1,070
Rexam PLC                                         815,670         4,349
Rio Tinto Corp. PLC (Regd)                        241,586         3,917
Royal & Sun Alliance Insurance
  Group PLC                                     1,022,169         5,554
Royal Bank of Scotland Group PLC                  239,127         5,714
Safeway PLC                                       653,998         3,325
Sage Group PLC (The)                               23,844            73
Scottish & Southern Energy PLC                    232,863         2,233
ScottishPower PLC                                  40,476           232
Severn Trent PLC                                   36,725           381
Shell Transport & Trading Co. PLC               1,002,603         7,500
Shire Pharmaceuticals Group PLC (a)                20,000           291
Smith & Nephew PLC                                 93,981           528

                                                           International Fund 77

INTERNATIONAL FUND

                                                                October 31, 2001

                                                                MARKET
                                                NUMBER          VALUE
                                                  OF            (000)
                                                SHARES            $
                                              ----------     -----------
Smith (David S.) Holdings PLC                    15,600             32
Smiths Industries PLC                            82,195            814
Somerfield PLC (a)                              497,795            745
Tate & Lyle, Ltd. PLC                            48,000            206
Taylor Woodrow PLC                              271,497            575
Tesco Store Holdings PLC                        164,687            580
Thistle Hotels PLC                               94,222            120
Unilever PLC                                    741,251          5,378
United Business Media PLC                        47,133            300
Vodafone Group PLC                            6,165,787         14,241
Willis Group Holdings, Ltd. New (a)              45,454          1,059
Wolseley PLC                                    305,048          1,984
Zeneca Group PLC                                123,831          5,577
                                                               -------
                                                               216,638
                                                               -------
TOTAL COMMON STOCKS
(cost $1,020,070)                                              925,721
                                                               -------
PREFERRED STOCKS - 0.2%
AUSTRALIA - 0.0%
News Corp., Ltd.                                 83,358            494
                                                               -------
FRANCE - 0.0%
Casino Guichard Perrach                           2,400            126
                                                               -------
GERMANY - 0.2%
Fresenius AG                                      3,700            298
Hugo Boss AG                                     27,594            509
ProSiebenSat.1 Media AG                          27,644            147
Volkswagen AG                                     8,100            206
Wella AG                                         12,668            582
                                                               -------
                                                                 1,742
                                                               -------
JAPAN - 0.0%
Sanwa International Financial
  Bermuda Trust (conv.)                       9,000,000             56
                                                               -------
TOTAL PREFERRED STOCKS
(cost $2,656)                                                    2,418
                                                               -------

                                              PRINCIPAL
                                                AMOUNT
                                                (000)
                                                  $
                                             ----------
LONG-TERM INVESTMENTS - 0.0%
LUXEMBOURG - 0.0%
Hellenic Exchangeable Finance SCA
  (conv.)
    2.000% due 08/02/05                      EUR 92,000             91
                                                             ---------
TOTAL LONG-TERM INVESTMENTS
(cost $90)                                                          91
                                                             ---------
SHORT-TERM INVESTMENTS - 10.6%
UNITED STATES - 10.6%
Frank Russell Investment Company
  Money Market Fund (b)                        103,162         103,162
United States Treasury Bills
  (c)(d)(g)
    2.200% due 12/20/01                          8,000           7,976
    2.250% due 12/20/01                          2,000           1,994
                                                             ---------
TOTAL SHORT-TERM INVESTMENTS
(cost $113,132)                                                113,132
                                                             ---------

TOTAL INVESTMENTS - 97.8%
(identified cost $1,135,948)                                 1,041,362

OTHER ASSETS AND LIABILITIES,
NET - 2.2%                                                      23,546
                                                             ---------

NET ASSETS - 100.0%                                          1,064,908
                                                             =========

(a)  Nonincome-producing security.
(b)  At net asset value.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) Rate noted is yield-to-maturity from date of acquisition.
(e)  Real Estate Investment Trust
     (REIT).
(f) This security has been valued by the Security Valuation Committee, delegated by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(g)  At amortized cost, which approximates market.

Abbreviations:
ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

See accompanying notes which are an integral part of the financial statements.

78 International Fund

INTERNATIONAL FUND

                                                                October 31, 2001

                                                Notional          Unrealized
                                                 Amount          Appreciation
                                                 (000)          (Depreciation)
FUTURES CONTRACTS                                  $                (000)
                                                --------        --------------
CAC-40 Index
  Futures Contracts (France)
  expiration date 12/01                            9,197        $          843

DAX Index
  Futures Contracts (Germany)
  expiration date 12/01                           10,000                   667

EUR STOXX 50 Index
  Futures Contracts (EMU)
  expiration date 12/01                           30,413                   805

FTSE-100 Index
  Futures Contracts (UK)
  expiration date 12/01                           30,461                   909

HANG SENG Index
  Futures Contracts (Hong Kong)
  expiration date 11/01                            3,666                  (167)

SPI-200 Index
  Futures Contracts (Australia)
  expiration date 12/01                            4,129                   335

TOPIX Index
  Futures Contracts (Japan)
  expiration date 12/01                           27,275                   912

TSE - 60 Index
  Futures Contracts (Canada)
  expiration date 12/01                            5,969                  (104)
                                                                --------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                           $        4,200
                                                                ==============


Foreign Currency Abbreviations:
AUD - Australian dollar
CAD - Canadian dollar
CHF - Swiss franc
DKK - Danish krone
EUR - Euro dollar
GBP - British pound
HKD - Hong Kong dollar
JPY - Japanese yen
MYR - Malaysian ringgit
NOK - Norwegian krone
NZD - New Zealand dollar
SEK - Swedish krona
USD - United States dollar

  See accompanying notes which are an integral part of the financial statements.

                                                           International Fund 79

INTERNATIONAL FUND

                                                                October 31, 2001

                                                                          MARKET
                                                           % OF           VALUE
                                                            NET           (000)
                                                          ASSETS            $
                                                          ------         -------
INDUSTRY DIVERSIFICATION
Auto & Transportation                                       5.2%          55,076
Consumer Discretionary                                     10.6          112,532
Consumer Staples                                            6.4           68,022
Energy                                                      7.6           80,722
Financial Services                                         20.0          212,954
Health Care                                                 7.8           82,814
Materials & Processing                                      8.8           94,298
Miscellaneous                                               0.7            7,566
Producer Durables                                           5.4           57,694
Technology                                                  4.0           42,311
Utilities                                                  10.7          114,150
Short-Term Investments                                     10.6          113,132
Long-Term Investments                                       0.0               91
                                                         ------        ---------
Total Investments                                          97.8        1,041,362
Other Assets and Liabilities, net                           2.2           23,546
                                                         ------        ---------
NET ASSETS                                                100.0%       1,064,908
                                                         ======        =========

GEOGRAPHIC DIVERSIFICATION
Europe                                                     38.2%         406,237
Japan                                                      17.0          180,727
Latin America                                               0.7            7,330
Middle East                                                 0.3            2,565
Pac Basin                                                   7.1           76,354
United Kingdom                                             20.3          216,638
Other                                                       3.6           38,288
Short-Term Investments                                     10.6          113,132
Long-Term Investments                                       0.0               91
                                                         ------        ---------
Total Investments                                          97.8        1,041,362
Other Assets and Liabilities, net                           2.2           23,546
                                                         ------        ---------
NET ASSETS                                                100.0%       1,064,908
                                                         ======        =========

See accompanying notes which are an integral part of the financial statements.

80 International Fund

INTERNATIONAL FUND

                                                                October 31, 2001

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                           UNREALIZED
  CONTRACTS TO         IN EXCHANGE                        APPRECIATION
    DELIVER               FOR              SETTLEMENT    (DEPRECIATION)
     (000)               (000)                DATE          (000)
----------------    ------------------     ----------    -------------
USD        2,856    AUD          5,700      12/12/01      $          4
USD          738    AUD          1,500      12/12/01                15
USD        1,449    AUD          3,000      12/12/01                57
USD        6,362    CAD         10,000      12/12/01               (63)
USD          958    CAD          1,500      12/12/01               (13)
USD       10,621    EUR         11,500      12/12/01              (294)
USD       19,183    EUR         21,000      12/12/01              (324)
USD        1,824    EUR          2,000      12/12/01               (28)
USD        3,614    EUR          4,000      12/12/01               (22)
USD        1,793    EUR          2,000      12/12/01                 3
USD        1,781    EUR          2,000      12/12/01                15
USD       28,133    EUR         30,500      12/12/01              (744)
USD        4,547    EUR          5,000      12/12/01               (56)
USD        4,344    GBP          3,000      12/12/01                 4
USD        1,753    GBP          1,200      12/12/01               (14)
USD       13,057    GBP          9,000      12/12/01               (12)
USD        1,465    GBP          1,000      12/12/01               (16)
USD        2,165    GBP          1,500      12/12/01                 9
USD       18,980    GBP         13,000      12/12/01              (137)
USD        2,576    JPY        300,000      12/12/01              (121)
USD        6,005    JPY        700,000      12/12/01              (278)
USD        1,708    JPY        200,000      12/12/01               (72)
USD        2,528    JPY        300,000      12/12/01               (74)
USD          837    JPY        100,000      12/12/01               (19)
USD          827    JPY        100,000      12/12/01                (9)
USD        1,647    JPY        200,000      12/12/01               (10)
USD       20,513    JPY      2,400,000      12/12/01              (876)
USD        1,725    JPY        200,000      12/12/01               (88)
AUD        1,700    USD            860      12/12/01                 7
AUD        1,000    USD            502      12/12/01                 1
CAD        1,000    USD            629      12/12/01                (1)
CHF          660    USD            400      12/20/01                (4)
CHF          660    USD            398      12/20/01                (6)
DKK          750    USD             91      12/20/01                --
DKK          770    USD             92      12/20/01                (1)
EUR        2,000    USD          1,828      12/12/01                32
EUR        2,000    USD          1,840      12/12/01                44
EUR        3,000    USD          2,756      12/12/01                62
EUR        2,000    USD          1,837      12/12/01                41
EUR        2,000    USD          1,803      12/12/01                 7
EUR        6,000    USD          5,392      12/12/01                 4
EUR        3,000    USD          2,721      12/12/01                27
EUR        1,000    USD            903      12/12/01                 5
EUR        1,680    USD          1,510      12/20/01                 2
EUR        1,670    USD          1,486      12/20/01               (13)
GBP        1,000    USD          1,474      12/12/01                24
GBP        2,000    USD          2,937      12/12/01                38
GBP        1,500    USD          2,214      12/12/01                40
GBP        2,000    USD          2,880      12/12/01      $        (19)
GBP          760    USD          1,092      12/20/01               (10)
GBP          860    USD          1,222      12/20/01               (24)
JPY      125,000    USD          1,071      12/12/01                48
JPY      100,000    USD            838      12/12/01                19
JPY      100,000    USD            830      12/12/01                11
JPY      200,000    USD          1,659      12/12/01                23
JPY      100,000    USD            818      12/12/01                --
JPY      200,000    USD          1,640      12/12/01                 4
JPY      525,070    USD          4,383      12/14/01                87
JPY      291,846    USD          2,437      12/14/01                48
JPY      217,640    USD          1,802      12/20/01                20
JPY      115,310    USD            942      12/20/01                (2)
JPY       66,226    USD            563      02/28/02                19
NOK          600    USD             67      12/20/01                --
SEK          510    USD             48      12/20/01                 1
SEK          530    USD             50      12/20/01                --
                                                          ------------
                                                          $     (2,629)
                                                          ============

See accompanying notes which are an integral part of the financial statements.

                                                           International Fund 81

INTERNATIONAL FUND

                                                                October 31, 2001

FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                                UNREALIZED
  CONTRACTS TO         IN EXCHANGE                             APPRECIATION
    DELIVER               FOR                  SETTLEMENT     (DEPRECIATION)
     (000)               (000)                    DATE             (000)
---------------     ------------------         ----------     -------------
USD          34     CHF             55           11/02/01      $     --
USD          30     CHF             49           11/05/01            --
USD          71     EUR             78           11/01/01            (1)
USD         147     EUR            164           11/01/01            --
USD         117     EUR            130           11/02/01            (1)
USD         811     EUR            900           11/02/01            (1)
USD         101     GBP             70           11/01/01            --
USD          38     GBP             26           11/01/01            --
USD          20     GBP             14           11/01/01            --
USD          64     GBP             44           11/02/01            --
USD         150     GBP            103           11/02/01            (1)
USD          47     JPY          5,712           11/01/01            --
USD          26     JPY          3,142           11/01/01            --
USD          98     JPY         11,972           11/02/01            (1)
USD          55     JPY          6,695           11/02/01            --
USD         133     JPY         16,354           11/02/01            --
USD           8     JPY          1,017           11/02/01            --
USD         123     JPY         15,025           11/05/01            --
USD          55     JPY          6,766           11/05/01            --
USD          62     SEK            653           11/02/01            --
AUD         210     USD            106           11/01/01            --
AUD          14     USD              7           11/01/01            --
CAD          38     USD             24           11/01/01            --
CAD          46     USD             29           11/01/01            --
CAD       1,100     USD            693           11/01/01            (1)
CAD          12     USD              8           11/01/01            --
CAD           6     USD              4           11/01/01            --
CAD          21     USD             13           11/02/01            --
CAD         231     USD            145           11/02/01            --
CAD         119     USD             75           11/02/01            --
CHF         358     USD            220           11/01/01             1
CHF         227     USD            139           11/02/01            --
EUR         183     USD            165           11/01/01             1
EUR         235     USD            213           11/01/01             1
EUR         244     USD            220           11/02/01             1
EUR         178     USD            161           11/02/01            --
EUR          77     USD             70           11/02/01            --
EUR         340     USD            308           11/02/01             2
EUR         136     USD            123           11/02/01            --
EUR         259     USD            233           11/02/01            --
EUR         152     USD            137           11/02/01            --
EUR         136     USD            123           11/02/01            --
EUR         201     USD            181           11/02/01            --
EUR         414     USD            374           11/05/01             1
EUR         153     USD            138           11/05/01            --
GBP          16     USD             24           11/01/01            --
GBP          13     USD             19           11/01/01            --
GBP          40     USD             58           11/01/01            --
GBP           3     USD              4           11/01/01            --
GBP          17     USD             25           11/02/01            --
GBP         157     USD            228           11/02/01            --
GBP          55     USD             80           11/02/01            --
HKD       1,902     USD            244           11/01/01             1
HKD       3,310     USD            424           11/01/01             1
HKD         650     USD             83           11/02/01            --
JPY      10,498     USD             86           11/01/01            --
JPY      12,945     USD            106           11/01/01            --
JPY      15,927     USD            131           11/02/01             1
JPY       7,662     USD             62           11/02/01            --
JPY      22,315     USD            182           11/02/01            (1)
JPY      30,623     USD            250           11/02/01            (1)
JPY      14,370     USD            117           11/02/01            --
MYR         104     USD             27           11/01/01            --
MYR         100     USD             26           11/02/01            --
SEK       2,142     USD            200           11/02/01            (1)
                                                               --------
                                                               $      1
                                                               ========

See accompanying notes which are an integral part of the financial statements.

82 International Fund

INTERNATIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                 October 31, 2001

ASSETS
Investments at market (identified cost $1,135,948).......................................     $  1,041,362
Foreign currency holdings (identified cost $12,855) .....................................           12,735
Unrealized appreciation on forward foreign currency exchange contracts ..................              721
Unrealized appreciation on foreign currency exchange spot contracts .....................               10
Receivables:
  Dividends and interest ................................................................            1,695
  Investments sold  .....................................................................           10,110
  Fund  shares sold .....................................................................
  Foreign  taxes recoverable  ...........................................................            6,620
  Daily variation margin on futures contracts ...........................................            1,152

    Total assets ........................................................................              641
                                                                                              ------------
                                                                                                 1,075,046

LIABILITIES
Payables:
  Investments purchased.....................................................   $     4,973
  Fund shares redeemed .....................................................           513
  Accrued fees to affiliates ...............................................           820
  Other accrued expenses ...................................................           473
Unrealized depreciation on forward foreign currency exchange contracts .....         3,350
Unrealized depreciation on foreign currency exchange spot contracts ........             9
                                                                               -----------
    Total liabilities ....................................................................          10,138
                                                                                              ------------
NET ASSETS................................................................................    $  1,064,908
                                                                                              ============

NET ASSETS CONSIST OF:
Undistributed net investment income.......................................................    $      3,861
Accumulated net realized gain (loss) .....................................................        (122,625)
Unrealized appreciation (depreciation) on:
  Investments ............................................................................         (94,586)
  Futures contracts ......................................................................           4,200
  Foreign currency-related transactions ..................................................          (2,781)
Shares of beneficial interest ............................................................             375
Additional paid-in capital ...............................................................       1,276,464
                                                                                              ------------
NET ASSETS................................................................................    $  1,064,908
                                                                                              ============
NET ASSET VALUE, offering and redemption price per share:
  Class E ($19,449,167 divided by 686,175 shares of $.01 par value
    shares of beneficial interest outstanding) ...........................................    $      28.34
                                                                                              ============
  Class I ($658,920,200 divided by 23,216,482 shares of $.01 par value
    shares of beneficial interest outstanding) ...........................................    $      28.38
                                                                                              ============
  Class Y ($386,538,336 divided by 13,602,884 shares of $.01 par value
    shares of beneficial interest outstanding) ...........................................    $      28.42
                                                                                              ============

See accompanying notes which are an integral part of the financial statements.

                                                           International Fund 83

INTERNATIONAL FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME
  Dividends .............................................................................   $   22,580
  Dividends from Money Market Fund ......................................................        4,125
  Interest ..............................................................................          586
  Less foreign taxes withheld ...........................................................       (2,497)
                                                                                            ----------
    Total investment income .............................................................       24,794

EXPENSES
  Advisory fees ...........................................................    $     8,097
  Administrative fees .....................................................            459
  Custodian fees ..........................................................          2,670
  Transfer agent fees .....................................................            444
  Professional fees .......................................................            110
  Registration fees........................................................            145
  Shareholder servicing fees - Class E ....................................             58
  Trustees' fees ..........................................................             13
  Miscellaneous............................................................            136
                                                                               -----------
  Expenses before reductions ..............................................         12,132
  Expense reductions ......................................................            (10)
                                                                               -----------
    Expenses, net........................................................................       12,122
                                                                                            ----------
Net investment income ...................................................................       12,672
                                                                                            ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments .............................................................       (156,217)
  Futures contracts .......................................................        (26,765)
  Foreign currency-related transactions ...................................            157    (182,825)
                                                                               -----------
Net change in unrealized appreciation (depreciation) on:
  Investments .............................................................       (146,138)
  Futures contracts .......................................................          6,084
  Foreign currency-related transactions ...................................         (2,628)   (142,682)
                                                                               -----------  ----------
Net realized and unrealized gain (loss)...................................................    (325,507)
                                                                                            ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.....................................  $ (312,835)
                                                                                            ==========

See accompanying notes which are an integral part of the financial statements.

84 International Fund

INTERNATIONAL FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                    FISCAL YEAR ENDED    TEN MONTHS ENDED        YEAR ENDED
                                                                    OCTOBER 31, 2001     OCTOBER 31, 2000     DECEMBER 31, 1999
                                                                    -----------------    ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income ..........................................  $       12,672       $       18,486       $          11,667
  Net realized gain (loss)........................................        (182,825)              57,974                 132,595
  Net change in unrealized appreciation (depreciation)............        (142,682)            (241,774)                166,298
                                                                    --------------       --------------       -----------------
    Net increase (decrease) in net assets from operations ........        (312,835)            (165,314)                310,560
                                                                    --------------       --------------       -----------------
DISTRIBUTIONS
  From net investment income
    Class E.......................................................              --                   --                    (276)
    Class I.......................................................          (3,110)                  --                 (12,571)
    Class Y.......................................................            (271)                  --                      --
  From net realized gain
    Class E.......................................................          (1,184)                (946)                 (1,407)
    Class I.......................................................         (49,927)             (39,155)                (59,070)
    Class Y.......................................................          (3,779)                  --                      --
                                                                    --------------       --------------       -----------------
      Net decrease in net assets from distributions...............         (58,271)             (40,101)                (73,324)
                                                                    --------------       --------------       -----------------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions...         227,643              119,569                  43,302
                                                                    --------------       --------------       -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS.......................        (143,463)             (85,846)                280,538

NET ASSETS
  Beginning of period.............................................       1,208,371            1,294,217               1,013,679
                                                                    --------------       --------------       -----------------
  End of period (including undistributed net investment income of
    $3,861 at October 31, 2001, and accumulated distributions
    in excess of net investment income of $1,707 at
    October 31, 2000 and $4,911 at December 31, 1999).............  $    1,064,908       $    1,208,371       $       1,294,217
                                                                    ==============       ==============       =================

  See accompanying notes which are an integral part of the financial statements.

                                                           International Fund 85

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                     2001*       2000**   1999***
                                                                                    -------     -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD ............................................   $ 39.51     $ 46.68   $ 39.07
                                                                                    -------     -------   -------
INCOME FROM OPERATIONS
  Net investment income (a) .....................................................       .28         .53       .24
  Net realized and unrealized gain (loss) .......................................     (9.53)      (6.26)     9.73
                                                                                    -------     -------   -------
    Total income from operations ................................................     (9.25)      (5.73)     9.97
                                                                                    -------     -------   -------
DISTRIBUTIONS
  From net investment income ....................................................        --          --      (.38)
  From net realized gain ........................................................     (1.92)      (1.44)    (1.98)
                                                                                    -------     -------   -------
    Total distributions .........................................................     (1.92)      (1.44)    (2.36)
                                                                                    -------     -------   -------
NET ASSET VALUE, END OF PERIOD ..................................................   $ 28.34     $ 39.51   $ 46.68
                                                                                    =======     =======   =======
TOTAL RETURN (%)(b) .............................................................    (24.54)     (12.59)    25.87

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ......................................    19,449      25,984    30,541

  Ratios to average net assets (%)(c):
    Operating expenses ..........................................................      1.26        1.28      1.27
    Net investment income .......................................................       .82        1.50       .92

  Portfolio turnover rate (%)  ..................................................    111.84      105.17    118.99

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
***  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

86 International Fund

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                                  YEARS ENDED DECEMBER 31,
                                                                                      ---------------------------------------------
                                                                 2001*     2000**        1999        1998        1997        1996
                                                               -------- -----------  -----------  -----------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD .......................   $ 39.60  $    46.67   $    38.03   $    34.60   $  37.39   $  36.26
                                                               -------  ----------   ----------   ----------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a)  ...............................       .34         .64          .43          .52        .46        .44
  Net realized and unrealized gain (loss) ..................     (9.52)      (6.27)       10.93         4.10       (.28)      2.41
                                                               -------  ----------   ----------   ----------   --------   --------
    Total income from operations ...........................     (9.18)      (5.63)       11.36         4.62        .18       2.85
                                                               -------  ----------   ----------   ----------   --------   --------
DISTRIBUTIONS
  From net investment income ...............................      (.12)         --         (.48)        (.59)      (.55)      (.35)
  From net realized gain ...................................     (1.92)      (1.44)       (2.24)        (.60)     (2.42)     (1.37)
                                                               -------  ----------   ----------   ----------   --------   --------
    Total distributions ....................................     (2.04)      (1.44)       (2.72)       (1.19)     (2.97)     (1.72)
                                                               -------  ----------   ----------   ----------   --------   --------
NET ASSET VALUE, END OF PERIOD .............................   $ 28.38  $    39.60   $    46.67   $    38.03   $  34.60   $  37.39
                                                               =======  ==========   ==========   ==========   ========   ========

TOTAL RETURN (%)(b) ........................................    (24.37)     (12.38)       30.46        13.52        .58       7.98

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .................   658,920   1,104,284    1,263,676    1,013,679    972,735    944,380

  Ratios to average net assets (%)(c):
    Operating expenses, net ................................      1.06        1.00         1.00          .98       1.00       1.04
    Operating expenses, gross ..............................      1.06        1.00         1.00          .98       1.00       1.05
    Net investment income ..................................      1.00        1.76         1.07         1.38       1.14       1.20

  Portfolio turnover rate (%) ..............................    111.84      105.17       118.99        64.47      79.45      42.69


*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                           International Fund 87

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS - CLASS Y

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                       2001*     2000**
                                                                                     -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD ...........................................     $ 39.62    $ 46.09
                                                                                     -------    -------
INCOME FROM OPERATIONS
  Net investment income (a) ....................................................         .46        .46
  Net realized and unrealized gain (loss) ......................................       (9.60)     (6.93)
                                                                                     -------    -------
    Total income from operations ...............................................       (9.14)     (6.47)
                                                                                     -------    -------
DISTRIBUTIONS
  From net investment income ...................................................        (.14)        --
  From net realized gain .......................................................       (1.92)        --
                                                                                     -------    -------
    Total distributions ........................................................       (2.06)        --
                                                                                     -------    -------
NET ASSET VALUE, END OF PERIOD .................................................     $ 28.42    $ 39.62
                                                                                     =======    =======
TOTAL RETURN (%)(b) ............................................................      (24.26)    (14.04)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .....................................     386,538     78,103

  Ratios to average net assets (%)(c):
    Operating expenses, net ....................................................         .96        .91
    Operating expenses, gross ..................................................         .96        .94
    Net investment income ......................................................        1.40       1.85

  Portfolio turnover rate (%)  .................................................       111.8     105.17

*    For the fiscal year ended October 31, 2001.
**   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

88 International Fund

FIXED INCOME I FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)


OBJECTIVE: To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

INVESTS IN: Fixed-income securities.

STRATEGY: The Fund uses a multi-style, multi-manager strategy and employed three managers with distinct approaches to managing portfolios of intermediate-maturity, investment-grade fixed-income securities.

                         GROWTH OF A $10,000 INVESTMENT

Dates             Fixed I - Class I++     LB Aggregate**
-----             -------------------     --------------
Inception*             $10,000               $10,000
1992                   $11,023               $10,983
1993                   $12,395               $12,287
1994                   $11,930               $11,836
1995                   $13,747               $13,688
1996                   $14,553               $14,489
1997                   $15,837               $15,777
1998                   $17,231               $17,250
1999                   $17,291               $17,342
2000                   $18,542               $18,608
2001                   $21,133               $21,317

                         YEARLY PERIODS ENDED OCTOBER 31


FIXED INCOME I FUND - CLASS I

  PERIODS ENDED    GROWTH OF      TOTAL
     10/31/01      $10,000       RETURN
---------------    ----------   ---------
1 Year             $ 11,398     13.98%
5 Years            $ 14,521      7.74%(S)
10 Years           $ 21,133      7.76%(S)


FIXED INCOME I FUND - CLASS E++++

  PERIODS ENDED    GROWTH OF     TOTAL
     10/31/01      $10,000       RETURN
---------------    ----------   ---------
1 Year             $ 11,372     13.72%
5 Years            $ 14,432      7.61%(S)
10 Years           $ 21,004      7.70%(S)


FIXED INCOME I FUND - CLASS Y++++++

  PERIODS ENDED    GROWTH OF      TOTAL
     10/31/01      $10,000       RETURN
---------------    ----------   ---------
1 Year             $ 11,407     14.07%
5 Years            $ 14,537      7.77%(S)
10 Years           $ 21,156      7.78%(S)


LEHMAN BROTHERS AGGREGATE BOND INDEX

  PERIODS ENDED    GROWTH OF      TOTAL
     10/31/01      $10,000       RETURN
---------------    ----------   ---------
1 Year             $ 11,456     14.56%
5 Years            $ 14,713      8.03%(S)
10 Years           $ 21,317      7.86%(S)


90 Fixed Income I Fund

FIXED INCOME I FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW
For the twelve months ended October 31, 2001, the Fixed Income I Fund Class I, Class E and Class Y shares reflected total returns of 13.98%, 13.72%, and 14.07%, respectively. This compared to a 14.56% return for the Lehman Brothers Aggregate Bond Index.

The Fund's performance reflects the diversification of its managers' views on the most attractive areas of the fixed-income market. While some managers perceived corporate issues as the most attractive sector, others saw more value in asset backed or mortgage backed securities. Regardless of their differing views as to the most appealing sector, all managers focused on the highest quality issues within each segment of the market. A common theme among the Fund's managers, particularly early in the fiscal year, was to substitute mortgage securities for the government agency sector, which detracted slightly from performance over this period.

PORTFOLIO HIGHLIGHTS
As a result of the continued slowing of the US economy during the latter part of 2000, investors waited in anticipation for the Federal Reserve Board (Fed) to cut interest rates. As 2001 began, the Fed wasted little time, as it slashed 50 basis points off the federal funds rate on the first trading day of the new year. After that initial action, the Fed made an unprecedented eight additional cuts during the fiscal period, dropping the key interest rate by 400 basis points in 10 months. Although the impact of the consecutive rate cuts was much more significant in the short end of the market, the US Treasury's October 2001 announcement that it would cease issuance of the 30-year bond dramatically lowered yields on the long end, and to a lesser extent, within the intermediate range of the yield curve.

During the period, asset backed securities and government agency issues were among the strongest sectors of the fixed-income market. The Fund was rewarded for its overweight holdings of asset backed issues, but penalized for a slight underweight to the government agency sector and a slight overweight to the mortgage sector. During the past twelve months, as concerns of an impending economic slowdown and other threats to US interests caused investors to bid up the price of US Treasury issues, the Fund's performance was dampened, as it maintained an underweight allocation to the sector.

TOP TEN ISSUERS
(as a percent of Total Investments)            October 31, 2001

United States Treasury                                 17.9%
Federal National Mortgage Association                  16.1
Federal Home Loan Mortgage Corp.                        9.7
Government National Mortgage Association                7.8
United Kingdom Treasury Bond                            1.4
Mellon Residential Funding Corp.                        1.2
Ford Motor Credit Co.                                   1.0
General Motors Acceptance Corp.                         1.0
Ford Credit Auto Owner Trust                            0.7
Capital One Master Trust                                0.7

PORTFOLIO CHARACTERISTICS
                                               October 31, 2001

Weighted Average Quality Diversification                    AAA
Weighted Average Years-to-Maturity                    4.6 Years
Weighted Average Duration                             4.0 Years
Current Yield (SEC 30-day standardized)
  Class I                                                  4.3%
  Class E                                                  4.1%
  Class Y                                                  4.3%
Number of Issues                                          1,113
Number of Issuers                                           722

 MONEY MANAGERS                                      STYLES

Lincoln Capital Management Company                Enhanced Core
Pacific Investment Management Company, LLC      Sector Rotation
Standish Mellon Asset Management Company, LLC   Sector Rotation

*       Fixed Income I Fund Class I assumes initial investment on November 1,
        1991.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Fixed Income I Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++++ Fixed Income I Fund Class I performance has been linked with Class Y to provide historical perspective. From March 29, 2000 (commencement of sale) through the current period, Class Y administrative fees were reduced. Total return would have been higher had this level of fees been in effect during prior reporting periods.

(S)     Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                          Fixed Income I Fund 91

FIXED INCOME I FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                 PRINCIPAL        MARKET
                                                  AMOUNT          VALUE
                                                  (000)           (000)
                                                     $              $
                                                 ---------      --------

LONG-TERM INVESTMENTS - 109.1%

ASSET-BACKED SECURITIES - 11.9%

Advanta Mortgage Loan Trust
  Series 2000-2 Class A3
    7.760% due 05/25/18                              2,000        2,149
Advanta Mortgage Loan Trust
  Step Up Bond
  Series 2000-1 Class A4
    8.610% due 03/25/28                                575          642
American Express Credit Account
  Master Trust
  Series 1998-1 Class A
    2.620% due 01/17/06 (c)                          1,200        1,200
  Series 2000-1 Class B
    7.400% due 09/17/07                              2,000        2,184
American Express Master Trust
  Series 2001-1 Class A
    2.310% due 10/15/05 (c)                          3,580        3,580
Americredit Automobile
  Receivables Trust
  Series 2000-B Class A3
    2.730% due 09/05/04 (c)                            795          795
  Series 2000-B Class A4
    2.790% due 04/05/07 (c)                          2,030        2,035
  Series 2001-B Class A2
    2.690% due 06/13/05 (c)                          1,300        1,300
  Series 2001-B Class A4
    5.370% due 06/12/08                              3,255        3,414
  Series 2001-C Class A4
    5.010% due 07/14/08                              2,125        2,188
  Series 2001-D Class A4
    4.410% due 11/12/08                              1,350        1,358
BMW Vehicle Lease Trust
  Series 2000-A Class A4
    6.670% due 10/25/03                                100          106
Bombardier Capital Mortgage
  Securitization Corp.
  Series 1999-B Class A3
    7.180% due 12/15/15                              1,230        1,320
  Series 2000-A Class A2
    7.575% due 06/15/30                              1,075        1,158
Capital One Master Trust
  Series 2001-7A Class A
    3.850% due 08/15/07                              7,115        7,171
  Series 2001-8A Class A
    4.600% due 08/17/09                              5,000        5,063
Carco Auto Loan Master Trust
  Series 2000-B Class A1
    2.610% due 10/17/05 (c)                          1,015        1,015
Case Equipment Loan Trust
  Series 1999-B Class A4
    6.900% due 06/15/06                              1,400        1,458
Champion Home Equity Loan Trust
  Step Up Bond
  Series 1999-3 Class IIA
    2.820% due 09/25/29 (c)                          2,264        2,268
Charter Financial, Inc.
  Series 1999-1 Class A4
    7.070% due 01/25/06                              2,075        2,162
Chase Credit Card Master Trust
  Series 1997-4 Class A
    2.680% due 08/15/05 (c)                          1,840        1,842
  Series 2000-2 Class A
    2.630% due 07/15/05 (c)                          1,020        1,020
Chase Funding Loan Acquisition Trust
  Series 2001-C2 Class IA1
    2.660% due 08/25/14 (c)                            861          860
Chase Funding Mortgage Loan
  Series 2000-2 Class IA3
    7.794% due 05/25/15                                865          912
Chase Manhattan Automobile
  Owner Trust
  Series 2001-B Class A4
    3.800% due 05/15/08                                950          950
CIT Marine Trust
  Series 1999-A Class A4
    6.250% due 11/15/19                                500          527
Citibank Credit Card Issuance Trust
  Series 2000-C1 Class C1
    7.450% due 09/15/07                                675          729
  Series 2001-A6 Class A6
    5.650% due 06/15/08                              1,875        1,977
Citibank Credit Card Master Trust I
  Series 1997-6 Class A
  Zero Coupon due 08/15/06                             100           90
CNH Equipment Trust
  Series 2001-A Class A3
    2.695% due 11/15/05 (c)                          3,300        3,305
Conseco Finance Securitizations Corp.
  Series 2001-1 Class A1A
    3.000% due 07/01/32                                113          113
  Series 2001-3 Class A1
    2.770% due 05/01/33 (c)                          1,681        1,680
Countrywide Asset-Backed Certificates
  Series 2000-1 Class AF3
    7.830% due 07/25/25                              1,900        2,001
Credit Suisse First Boston Mortgage
  Securities Corp. Step Up Bond
  Series 2000-HE1 Class A2
    2.790% due 12/15/30 (c)                            531          531
DaimlerChrysler Auto Trust
  Series 2000-A Class A4
    7.230% due 01/06/05                                900          955

92 Fixed Income I Fund

FIXED INCOME I FUND

                                                                October 31, 2001

                                                   PRINCIPAL       MARKET
                                                    AMOUNT         VALUE
                                                    (000)          (000)
                                                      $               $
                                                   --------       -------

  Series 2001-C Class A3
    4.210% due 07/06/05                              2,300        2,350
  Series 2001-D Class A4
    3.780% due 02/06/07                              1,350        1,350
Distribution Financial Services
  Floorplan Master Trust
  Series 2000-3 Class A
    2.660% due 07/15/04 (c)                            200          200
DVI Receivables Corp.
  Series 2000-1 Class A4
    7.780% due 06/14/08                              1,100        1,190
Federal Home Loan Mortgage Corp.
  Structured Pass-Thru Securities,
  Step Up Bond
  Series T-32 Class A2
    2.490% due 03/25/21 (c)                          3,534        3,532
  Series T-34 Class A1V
    2.781% due 07/25/31 (c)                          2,274        2,263
  Series T-35 Class A
    2.560% due 09/25/31 (c)                          1,912        1,906
Federal Housing Authority:
  Project Citi 68
    7.430% due 06/27/21 (c)                            847          876
First Deposit Master Trust
  Series 1996-1 Class A
    2.690% due 08/15/07 (c)                          4,100        4,108
Fleet Credit Card Master Trust II
  Series 2000-B Class A
    2.635% due 09/15/05 (c)                            100          100
  Series 2001-B Class A
    5.600% due 12/15/08                              1,150        1,206
  Series 2001-C Class A
    3.860% due 03/15/07                              6,280        6,337
Ford Credit Auto Owner Trust
  Series 2000-A Class A
    7.190% due 03/15/04                              2,740        2,910
  Series 2001-A Class B
    5.960% due 07/15/05                              1,900        1,994
  Series 2001-D Class B
    5.010% due 03/15/06                                950          979
  Series 2001-E Class A3
    2.665% due 03/15/05 (c)                          4,845        4,850
  Series 2001-E Class A4
    4.010% due 03/15/06                              1,900        1,918
Ford Credit Floorplan Master Owner Trust
  Series 2001-1 Class A
    2.615% due 07/17/06 (c)                          1,075        1,075
GMAC Mortgage Corp. Loan Trust
  Series 2001-HE2 Class IIA6
    2.540% due09/25/31 (c)                           1,137        1,136
  Series 2001-HE4 Class A4
    4.530% due 04/25/27                              1,655        1,655

GMAC Mortgage Corporation Loan Trust
  Series 2000-CL1 Class A1
    2.570% due 03/25/15 (c)                             36           36
Gracechurch Card Funding PLC
  Series 1 Class A
    2.705% due 11/15/04 (c)                          4,600        4,603
Green Tree Financial Corp.
  Series 1997-5 Class A5
    6.620% due 05/15/29                              2,854        2,995
Greyhound Funding LLC
  Series 2001-1 Class A1
    2.680% due 09/07/06 (c)                          2,750        2,750
Household Automotive Trust
  Series 2001-3 Class A-4
    4.370% due 12/17/08                              1,550        1,565
Household Home Equity Loan Trust
  Series 2001-1 Class A
    2.753% due 01/20/31 (c)                          1,171        1,173
IndyMac Home Equity Loan Trust
  Step Up Bond
  Series 2000-A Class AF2
    7.820% due 05/25/26 (c)                          2,755        2,879
Isuzu Auto Owner Trust
  Series 2001-1 Class A3
    4.880% due 11/22/04                                180          185
MBNA Credit Card Master Note Trust
  Series 2001 Class C3
    6.550% due 12/15/08                              2,950        3,090
MBNA Master Credit Card Trust
  Series 1998-D Class A
    5.800% due 12/15/05                                900          940
MMCA Automobile Trust
  Series 2001-1 Class A3
    2.700% due 05/15/05 (c)                          1,415        1,417
  Series 2001-2 Class A3
    2.705% due 09/15/05 (c)                          1,620        1,623
Onyx Acceptance Auto Trust
  Series 2001-C Class A4
    5.230% due 05/15/08                              2,000        2,074
Pacificamerica Home Equity Loan
  Step Up Bond
  Series 1998-2 Class AF
    6.590% due 06/26/28 (c)                            691          730
Reliant Energy Transition Bond Co. LLC
  Series 2001-1 Class A4
    5.630% due 09/15/15                              4,000        4,080
Residential Asset Mortgage Products, Inc.
  Series 2000-RZ2 Class A3
    7.300% due 04/25/23                              1,785        1,798
  Series 2001-RS2 Class AI1
    2.550% due 04/25/16 (c)                            987          987


                                                          Fixed Income I Fund 93

FIXED INCOME I FUND

                                                                October 31, 2001

                                              PRINCIPAL        MARKET
                                               AMOUNT          VALUE
                                               (000)           (000)
                                                  $              $
                                              ---------        -------
Residential Asset Securities Corp.
  Series 1999-RS1 Class AI2
    6.570% due 10/25/29                           1,000          1,044
  Series 2000-KS4 Class AI2
    7.225% due 08/25/21                             800            819
  Series 2000-KS5 ClassAI3
    7.040% due 05/25/26                           1,100          1,162
  Series 2001-KS2 Class AI1
    2.530% due 04/25/18 (c)                       3,431          3,430
Residential Funding Mortgage
  Securities II
  Series 2001-HI3 Class AI1
    2.781% due 05/25/09 (c)                       1,733          1,733
Ryder Vehicle Lease Trust
  Series 2001-A Class A3
    5.520% due 05/16/05                           1,295          1,331
Sears Mortgage Securities Corp.
  Series 1992 Class A
    7.611% due 10/25/22                             549            555
Superior Wholesale Inventory
  Financing Trust
  Series 2001-A Class A
    2.620% due 01/16/06 (c)                         295            295
  Series 2001-A7 Class A
    2.620% due 03/15/06 (c)                       5,550          5,549
Toyota Auto Receivables Owner Trust
  Series 2001-A Class A4
    2.630% due 09/17/07 (c)                       2,425          2,426
United Airlines
  Series 2000-1 Class A-2
    7.730% due 07/01/10                           1,370          1,349
Vanderbilt Mortgage & Finance, Inc.
  Series 1998-B Class 1A6
    6.780% due 07/07/28                             275            279
  Series 1998-C Class 1A6
    6.750% due 10/07/28 (c)                         400            405
  Series 1999-C Class 1A2
    7.090% due 11/07/13                           1,200          1,266
  Series 2000-B Class IA2
    8.045% due 07/07/12                             760            806
World Financial Network Credit Card
  Master Trust
  Series 2001-A Class A
    2.765% due 06/16/08 (c)                       4,775          4,792
World Omni Auto Receivables Trust
  Series 2001-A Class A4
    5.510% due 07/20/07                           1,000          1,049
World Omni Master Owner Trust
  Series 2001-1 Class A
    2.6500% due 02/15/06 (c)                      1,840          1,839
                                               --------       --------
                                                               165,047
                                                              --------
BANKERS ACCEPTANCE NOTES - 0.0%

Signet Bank
    7.800% due 09/15/06                               480          538
                                                              --------
CORPORATE BONDS AND NOTES - 21.3%

Abbott Laboratories
    5.125% due 07/01/04                             1,750        1,829
ABN Amro Bank (Chicago)
    7.125% due 06/18/07                             1,615        1,776
Ahold Finance USA, Inc.
    6.250% due 05/01/09                             1,560        1,558
    6.875% due 05/01/29                               505          489
Alabama Power Co.
    7.850% due 05/15/03                                75           80
  Series N
    4.875% due 09/01/04                               975        1,006
Albertson's, Inc.
    8.000% due 05/01/31                               650          724
Allegiance Corp.
    7.000% due 10/15/26                               100          107
Allete
    3.240% due 10/20/03 (c)                           100          100
Amerada Hess Corp.
    6.650% due 08/15/11                             1,000        1,025
    7.300% due 08/15/31                               450          456
America West Airlines
  Series A
    6.850% due 07/02/09                               534          530
American Express Co.
    6.875% due 11/01/05                             1,085        1,165
American General Corp.
    7.125% due 02/15/04                                75           81
American Home Products Corp.
    6.250% due 03/15/06                             1,850        1,979
Anheuser-Busch Co., Inc.
    6.800% due 01/15/31                             1,095        1,191
AOL Time Warner, Inc.
    6.125% due 04/15/06                             1,340        1,398
    6.750% due 04/15/11                               950          989
Appalachian Power Co.
    6.800% due 03/01/06                             1,250        1,338
Archer Daniels Midland Co.
    8.375% due 04/15/17                               900        1,054
    7.000% due 02/01/31                               450          468
Associates Corp. of North America
    6.500% due 10/15/02                               400          415
    5.500% due 02/15/04                             2,000        2,085
    6.000% due 07/15/05                               225          238
  Series H
    7.090% due 04/11/03                               400          422


94 Fixed Income I Fund

FIXED INCOME I FUND

                                                      October 31, 2001

                                                 PRINCIPAL     MARKET
                                                  AMOUNT        VALUE
                                                  (000)         (000)
                                                    $             $
                                                ---------       ------
AT&T Corp.
    6.000% due 03/15/09                               700          679
    6.500% due 03/15/29                             1,250        1,095
    8.625% due 12/01/31                               440          459
Atlantic Richfield Co.
    5.550% due 04/15/03                                90           94
Avalonbay Communities, Inc.
    7.500% due 12/15/10                                50           54
    6.625% due 09/15/11                               525          533
Avco Financial Services, Inc.
    6.000% due 08/15/02                               400          410
AXA Financial, Inc.
    7.750% due 08/01/10                               735          828
Baltimore Gas & Electric Co.
    6.125% due 07/01/03                               445          464
Bank of America Corp.
    6.850% due 03/01/03                               425          447
    7.800% due 02/15/10                             2,665        2,989
  Series H
    3.763% due 08/26/05 (c)                         2,100        2,101
Bank of New York Co., Inc.
    6.500% due 12/01/03                               280          299
Bank One Corp.
    3.689% due 11/14/01 (c)                         3,000        3,001
    6.875% due 08/01/06                               750          810
    7.875% due 08/01/10                             1,000        1,127
BankAmerica Corp.
  Series H
    5.750% due 03/01/04                                85           89
Barnett Bank, Inc.
    6.900% due 09/01/05                               665          723
BB&T Corp.
    6.500% due 08/01/11                             1,000        1,042
Bear Stearns Co., Inc.
    2.950% due 03/28/03 (c)                         1,800        1,800
Bell Telephone Co. of Pennsylvania
    8.350% due 12/15/30                               645          777
Bellsouth Capital Funding Corp.
    7.875% due 02/15/30                             1,000        1,157
Bellsouth Telecommunications, Inc.
    6.000% due 06/15/02 (c)                           100          102
    7.000% due 12/01/95                               295          291
Beneficial Corp.
    8.400% due 05/15/08                               757          878
Boeing Capital Corp.
  Series X
    6.350% due 11/15/07                               950          995
Bristol Myers Squibb Co.
    6.875% due 08/01/97                             1,300        1,409
Bristol-Myers Squibb Co.
    5.750% due 10/01/11                             2,490        2,590
British Telecommunications PLC
    8.125% due 12/15/10                               100          113
    8.625% due 12/15/30                               850        1,004
Burlington Northern Santa Fe Co.
    7.875% due 04/15/07                               210          235
Burlington Resources, Inc.
    6.680% due 02/15/11                               550          570
Cabot Industrial Property, LP
    7.125% due 05/01/04                               100          105
Campbell Soup Co.
    6.750% due 02/15/11                               250          267
    8.875% due 05/01/21                               500          618
Carolina Power & Light Co.
    6.875% due 08/15/23                               250          249
Caterpillar Financial Services Corp.
    9.500% due 02/06/07                                80           92
Caterpillar, Inc.
    7.300% due 05/01/31                               415          467
Central Fidelity Banks, Inc.
    8.150% due 11/15/02                               280          294
Central Power & Light Co.
  Series FF
    6.875% due 02/01/03                               550          571
Champion International Corp.
    6.400% due 02/15/26                               570          596
Chase Manhattan Corp.
    8.500% due 02/15/02                                65           66
  Series C
    6.750% due 12/01/04                             1,080        1,164
Chesapeake & Potomac Telephone Co.
    8.375% due 10/01/29                               405          494
Chrysler Financial Co., LLC
  Series R
    2.688% due 02/10/03 (c)                         2,000        1,978
Chrysler Financial Corp.
  Series R
    2.638% due 06/18/03 (c)                         1,600        1,594
Citicorp
    9.500% due 02/01/02                               195          198
    7.125% due 06/01/03                               485          516
Citigroup, Inc.
    5.625% due 05/17/04                             1,715        1,781
    6.875% due 02/15/98                               920          938
City National Bank
    6.375% due 01/15/08                               575          588
Clorox Co.
    6.125% due 02/01/11                               855          883
Coastal Corp.
    7.625% due 09/01/08                             1,425        1,528
    6.375% due 02/01/09                               250          249

                                                          Fixed Income I Fund 95

FIXED INCOME I FUND

                                                                October 31, 2001

                                                  PRINCIPAL     MARKET
                                                   AMOUNT        VALUE
                                                   (000)         (000)
                                                     $             $
                                                  ---------     ------

Coca Cola Enterprises, Inc.
    5.375% due 08/15/06                               550          569
    6.125% due 08/15/11                               525          546
    7.000% due 10/01/26                               665          731
    6.950% due 11/15/26                               100          105
Comcast Cable Communications
    8.375% due 05/01/07                               375          427
    6.200% due 11/15/08                               950          960
Commercial Credit Group, Inc.
    7.875% due 07/15/04                               625          691
    6.500% due 06/01/05                               300          323
    8.700% due 06/15/10                               795          948
Conagra Foods, Inc.
    8.100% due 05/20/02                               300          309
    7.400% due 09/15/04                                80           87
    7.875% due 09/15/10                             1,000        1,144
Conoco Funding Co.
    5.450% due 10/15/06                               525          530
    6.350% due 10/15/11                             3,145        3,190
Consolidated Edison, Inc.
    8.125% due 05/01/10                               500          578
   Series 98-A
    6.250% due 02/01/08                             1,015        1,052
Consolidated Natural Gas Co.
  Series B
    5.375% due 11/01/06                               250          254
Countrywide Home Loan
   Series H
    6.250% due 04/15/09                             1,390        1,426
Cox Communications, Inc.
    6.500% due 11/15/02                               600          619
    6.400% due 08/01/08                               525          536
    7.875% due 08/15/09                                65           71
    7.750% due 11/01/10                               875          961
Cox Radio, Inc.
    6.625% due 02/15/06                               475          494
CPC International, Inc.
  Series E
    7.250% due 12/15/26                             1,150        1,235
Credit Suisse First Boston USA, Inc.
    5.875% due 08/01/06                             1,240        1,287
CSX Corp.
    6.250% due 10/15/08                               850          872
    6.750% due 03/15/11                             1,490        1,564
    7.250% due 05/01/27                               850          909
DaimlerChrysler AG
    7.450% due 03/01/27                               990          930
DaimlerChrysler North America
  Holding Corp.
    3.798% due 08/23/02 (c)                           600          599
    6.400% due 05/15/06                             2,910        2,925
  Series C
    3.778% due 08/21/03 (c)                         1,600        1,564
Dayton Hudson Corp.
    7.500% due 07/15/06                                65           73
Deere & Co.
    8.100% due 05/15/30                               415          480
Delphi Automotive Systems Corp.
    6.125% due 05/01/04                                90           92
Delta Air Lines, Inc.
  Series 00-1
    7.570% due 11/18/10                             1,050        1,102
Donaldson Lufkin Jenrette
    2.940% due 07/18/03 (c)                           200          201
Dow Chemical Co.
    7.375% due 11/01/29                                70           77
DTE Energy Co.
    6.450% due 06/01/06                               725          766
Du Pont EI de Nemours & Co.
    6.750% due 09/01/07                                75           84
Duke Capital Corp.
    7.250% due 10/01/04                               500          542
Duke Energy Corp.
    6.875% due 08/01/23                               700          699
    7.000% due 07/01/33                             1,030        1,014
Duke Energy Field Services LLC
    7.500% due 08/16/05                               570          616
Duke Weeks Realty, LP
    7.750% due 11/15/09                             1,425        1,552
Duke-Weeks Realty, LP
    6.950% due 03/15/11                               300          314
E. I. Du Pont de Nemours
    6.750% due 10/15/04                             1,000        1,088
El Paso Corp.
    7.000% due 05/15/11                             1,490        1,533
Electronic Data Systems Corp.
    6.850% due 10/15/04                             1,300        1,401
EOP Operating, LP
    6.375% due 02/15/03                               450          467
    6.500% due 01/15/04                             1,350        1,424
    7.875% due 07/15/31                               575          614
ERP Operating, LP
    6.950% due 03/02/11                               475          496
Exelon Corp.
    6.750% due 05/01/11                               950          996
Federal Express Corp.
    6.875% due 02/15/06                               440          452
Fifth Third Bank
    6.750% due 07/15/05                               900          966
Fifth Third Capital Trust I
  Series A
    8.136% due 03/15/27                               365          396

96 Fixed Income I Fund

FIXED INCOME I FUND

                                                                October 31, 2001

                                                PRINCIPAL        MARKET
                                                  AMOUNT         VALUE
                                                  (000)          (000)
                                                    $              $
                                                ---------        -----
First Bank Systems, Inc.
    8.000% due 07/02/04                             1,050        1,144
First Union Corp.
    7.500% due 07/15/06                               425          475
    6.550% due 10/15/35                               500          538
First Union Institutional Capital Trust I
    8.040% due 12/01/26                               100          106
First Union National Bank
    7.125% due 10/15/06                               625          689
    5.800% due 12/01/08                               300          303
Firstar Bank North America
    7.125% due 12/01/09                             1,115        1,213
Fleet Financial Group, Inc.
    6.875% due 03/01/03                               785          825
    8.125% due 07/01/04                               675          746
    6.875% due 01/15/28                                76           78
Florida Power & Light Co.
    6.875% due 12/01/05                             4,000        4,337
Ford Motor Co.
    7.450% due 07/16/31                             2,350        2,206
    8.900% due 01/15/32                               470          517
Ford Motor Credit Co.
    6.500% due 02/28/02                             5,000        5,035
    3.255% due 06/20/03 (c)                         2,200        2,164
    6.700% due 07/16/04                                65           67
    6.750% due 05/15/05                               550          567
    7.600% due 08/01/05                             1,450        1,516
    6.875% due 02/01/06                             5,630        5,765
    7.375% due 10/28/09                             2,375        2,410
Fort James Corp.
    6.625% due 09/15/04                             1,225        1,236
    6.875% due 09/15/07                                75           73
Fortune Brands, Inc.
    7.875% due 01/15/23                               400          434
FPL Group Capital, Inc.
    6.125% due 05/15/07                               855          898
GE Global Insurance Holding Corp.
    6.450% due 03/01/19                               900          910
General Electric Capital Corp.
    8.850% due 04/01/05                               185          215
    8.300% due 09/20/09                               470          556
  Series A
    6.650% due 09/03/02                               900          929
General Motors Acceptance Corp.
    4.000% due 07/21/03                               300          296
    3.956% due 11/07/03 (c)                         1,000          982
    3.110% due 01/20/04 (c)                           600          593
    2.820% due 07/20/04 (c)                         1,500        1,461
    2.680% due 07/30/04 (c)                         2,000        1,927
    6.125% due 09/15/06                               680          677
    7.250% due 03/02/11                             3,015        3,049
    8.000% due 11/01/31                             4,700        4,711
General Motors Acceptance Corp. of
  Canada, Ltd.
    3.661% due 08/18/03 (c)                         3,500        3,435
Georgia Power Co.
  Series G
    6.200% due 02/01/06                               500          528
Goldman Sachs Group, Inc.
    6.875% due 01/15/11                             1,875        1,985
  Series B
    7.350% due 10/01/09                             1,295        1,406
Grand Metropolitan Investment Corp.
    7.450% due 04/15/35                               425          487
GTE California, Inc.
    6.750% due 05/15/27                               700          719
GTE Corp.
    6.840% due 04/15/18                                50           51
Harrahs Operating Co., Inc.
    7.500% due 01/15/09                             1,300        1,313
Hartford Life, Inc.
    6.900% due 06/15/04                               100          108
Heller Financial, Inc.
    6.400% due 01/15/03                               375          392
Hertz Corp.
    7.625% due 08/01/02                               450          462
    9.000% due 11/01/09                               390          434
Household Finance Corp.
    6.875% due 03/01/03                               125          131
    8.000% due 05/09/05                             1,500        1,655
    7.200% due 07/15/06                               770          846
ING Capital Funding Trust III
    8.439% due 09/30/49 (c)(d)                      1,340        1,520
International Business Machines Corp.
    6.220% due 08/01/27                               500          532
International Paper Co.
    8.000% due 07/08/03                               250          267
    6.750% due 09/01/11                               300          307
ITT Financial Corp.
    7.400% due 11/15/25                             1,165        1,173
JP Morgan Chase & Co.
    6.750% due 02/01/11                               760          803
JPM Capital Trust I
    7.540% due 01/15/27                               285          295
Kellogg Co.
  Series B
    5.500% due 04/01/03                             1,170        1,207
    7.450% due 04/01/31                               450          497
KeyCorp
    8.000% due 07/01/04                               200          219
    7.500% due 06/15/06                               875          966
Keyspan Corp.
    7.625% due 11/15/10                               960        1,082


                                                          Fixed Income I Fund 97

FIXED INCOME I FUND

                                                                October 31, 2001

                                                    PRINCIPAL      MARKET
                                                      AMOUNT       VALUE
                                                      (000)        (000)
                                                        $            $
                                                    ---------    ---------
Kinder Morgan Energy Partners LP
    6.750% due 03/15/11                               820          865
Kohls Corp.
    6.300% due 03/01/11                               780          817
Kroger Co.
    6.800% due 04/01/11                             1,425        1,522
Legg Mason, Inc.
    6.750% due 07/02/08                               875          919
Lehman Brothers Holdings, Inc.
    7.750% due 01/15/05                             2,270        2,453
    7.000% due 02/01/08                                35           38
Liberty Property, LP
    8.500% due 08/01/10                                40           45
    7.250% due 03/15/11                               785          816
Lincoln National Corp.
    7.250% due 05/15/05                               450          488
    6.500% due 03/15/08                               250          259
    7.000% due 03/15/18                               700          714
Litton Industries, Inc.
    6.050% due 04/15/03                                75           77
Lockheed Martin Corp.
    8.375% due 06/15/24                                75           88
Loral Corp.
    7.000% due 09/15/23                               900          914
Lowes Cos., Inc.
    6.875% due 02/15/28                               520          519
Manufacturers & Traders Trust Co.
    7.000% due 07/01/05                               525          560
    8.000% due 10/01/10                                60           68
Masco Corp.
    6.750% due 03/15/06                               920          969
MCI WorldCom, Inc.
    6.400% due 08/15/05 (c)                           175          180
Mellon Bank North America
    7.000% due 03/15/06                                65           71
Mercantile Bancorp.
    7.050% due 06/15/04                             1,100        1,190
Merck & Co., Inc.
    6.300% due 01/01/26                                85           88
  Series B
     5.760% due 05/03/37                             1,575        1,672
MidAmerican Energy Co.
    7.375% due 08/01/02                             1,750        1,799
Morgan (J.P.) & Co., Inc.
    5.750% due 02/25/04                                90           94
Morgan Stanley Dean Witter
    6.100% due 04/15/06                             2,020        2,121
Motorola, Inc.
    7.625% due 11/15/10                               790          799
Nabisco, Inc.
    6.375% due 02/01/35                             1,000        1,043
National City Corp.
    5.750% due 02/01/09                               340          339
    6.875% due 05/15/19                             1,025        1,037
New England Telephone & Telegraph Co.
    7.875% due 11/15/29                               430          501
News America Holdings
    8.875% due 04/26/23                               575          645
News America Holdings, Inc.
    8.500% due 02/15/05                               750          818
    7.750% due 01/20/24                               600          602
    8.150% due 10/17/36                               300          314
News America, Inc.
    6.750% due 01/09/38                               750          756
Niagara Mohawk Power Corp.
    7.375% due 07/01/03                               605          635
Noram Energy Corp.
    6.375% due 11/01/03 (c)                         3,000        3,127
Norfolk Southern Corp.
    6.200% due 04/15/09                             1,300        1,310
    7.800% due 05/15/27                                75           84
    7.050% due 05/01/37                             1,890        2,013
Northwestern Bell Telephone Co.
    7.750% due 05/01/30                               455          446
NRG Energy, Inc.
    7.500% due 06/01/09                               680          707
NYNEX Corp.
    9.550% due 05/01/10                               410          473
Ocean Energy, Inc.
    7.625% due 07/01/05                               540          570
Pennsylvania Power & Light
 Resources, Inc.
    6.500% due 04/01/05                               120          127
Pepsi Bottling Group, Inc.
  Series B
    7.000% due 03/01/29                               565          617
Pharmacia Corp.
    6.750% due 12/15/27                               600          633
Philip Morris Cos., Inc.
    7.000% due 07/15/05                             1,700        1,846
    6.950% due 06/01/06                               380          413
    7.650% due 07/01/08                               395          443
PNC Funding Corp.
    6.125% due 09/01/03                               750          788
    7.500% due 11/01/09                               945        1,045
Praxair, Inc.
    6.850% due 06/15/05                               880          949
Progress Energy, Inc.
    6.750% due 03/01/06                             1,185        1,268
    7.750% due 03/01/31                               350          395
Provident Cos., Inc.
    6.375% due 07/15/05                               700          720

98 Fixed Income I Fund

FIXED INCOME I FUND

                                                                October 31, 2001

                                                     PRINCIPAL     MARKET
                                                      AMOUNT       VALUE
                                                      (000)         000)
                                                        $            $
                                                    ---------    ---------
Qwest Capital Funding, Inc.
     6.250% due 07/15/05                               100          103
Qwest Communications International, Inc.
   Series B
     7.500% due 11/01/08                             1,225        1,271
Qwest Corp.
     7.625% due 06/09/03                             1,850        1,944
Raytheon Co.
     6.300% due 03/15/05                             1,095        1,142
Republic Services, Inc.
     6.750% due 08/15/11                             1,140        1,188
Resolution Funding Corp.
     8.125% due 10/15/19                               425          559
   Series A
     8.875% due 07/15/20                             1,995        2,816
     8.625% due 01/15/21                               880        1,205
     8.625% due 01/15/30                               240          353
Safeway, Inc.
     6.150% due 03/01/06                             1,275        1,348
     6.500% due 11/15/08                                75           80
     7.250% due 02/01/31                               475          509
SBC Communications, Inc.
     6.250% due 03/15/11                             1,640        1,714
Sears Roebuck Acceptance Corp.
     6.750% due 01/15/28                               950          840
     6.500% due 12/01/28                               100           86
Security Capital Group, Inc.
     6.950% due 06/15/05                               750          782
Small Business Administration-SBIC
   Series 10B
     7.449% due 08/01/10                               597          671
Spieker Properties, LP
     7.650% due 12/15/10                               635          684
Sprint Capital Corp.
     7.125% due 01/30/06                             1,275        1,354
     6.125% due 11/15/08                             1,140        1,129
Sun Microsystems, Inc.
     7.000% due 08/15/02                                70           72
Suntrust Banks, Inc.
     7.375% due 07/01/02                               575          591
     7.375% due 07/01/06                                65           72
     6.250% due 06/01/08                               160          169
     7.750% due 05/01/10                               775          890
Teco Energy, Inc.
     7.200% due 05/01/11                             1,010        1,084
Tele-Communications, Inc.
     7.125% due 02/15/28                               475          451
Telecom de Puerto Rico
     6.650% due 05/15/06                                75           77
Temple Inland, Inc.
     7.250% due 09/15/04                               575          605
Texaco Capital, Inc.
     9.750% due 03/15/20                               315          434
     8.875% due 09/01/21                               440          580
Texas Utilities Electric Co.
     8.250% due 04/01/04                               375          410
Time Warner, Inc.
     7.975% due 08/15/04 (f)                           450          493
     6.875% due 06/15/18                             1,050        1,038
Times Mirror Co.
     7.450% due 10/15/09                               850          920
Transamerica Finance Corp.
     7.250% due 08/15/02                             1,300        1,340
   Series F
     5.930% due 03/25/02                             1,000        1,014
Transocean Sedco Forex, Inc.
     7.500% due 04/15/31                             1,005        1,013
TRW, Inc.
     6.625% due 06/01/04                               875          905
     7.625% due 03/15/06                               225          239
     7.125% due 06/01/09                               750          746
TXU Corp.
     6.375% due 06/15/06                               910          947
UBS PFD Funding Trust I
     8.622% due 10/29/49 (c)(d)                        525          613
Union Carbide Corp.
     7.875% due 04/01/23                               835          947
Union Oil Co.
     9.400% due 02/15/11                               390          479
Union Pacific Corp.
     7.600% due 05/01/05                               425          466
Union Pacific Railroad Trust
   Pass-Thru Certificate
   Series 1996-A2
     7.060% due 05/15/03                               450          473
United Parcel Service of America, Inc.
   Step Up Bond
     8.375% due 04/01/30 (c)                            50           62
United Technologies Corp.
     7.000% due 09/15/06                               800          884
     8.750% due 03/01/21                               445          562
US Bank National Association Minnesota
     2.628% due 12/19/01 (c)                         3,000        3,001
     5.625% due 11/30/05                               750          775
Verizon Global Funding Corp.
     7.750% due 12/01/30                             1,045        1,179
Viacom, Inc.
     7.700% due 07/30/10                             1,085        1,215
Virginia Electric & Power Co.
   Series C
     8.000% due 03/01/04                                80           88
Wachovia Corp.
     6.800% due 06/01/05                               280          299

                                                          Fixed Income I Fund 99

FIXED INCOME I FUND

                                                                October 31, 2001

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                         (000)         (000)
                                                           $             $
                                                       ---------      --------

Wal-Mart Stores, Inc.
    5.875% due 10/15/05                                      90            96
    7.550% due 02/15/30                                   1,000         1,182
  Series 1994-B3
    8.800% due 12/30/14                                     360           445
Washington Mutual Finance Corp.
    6.875% due 05/15/11                                   1,800         1,916
Washington Mutual, Inc.
    7.500% due 08/15/06                                      85            94
Wells Fargo & Co.
  Series C
    4.250% due 08/15/03                                     500           510
Wells Fargo & Co.
    6.250% due 11/01/02                                     425           440
    6.375% due 11/15/03                                     650           688
    6.875% due 04/01/06                                     500           550
  Series H
    6.750% due 06/15/07                                     225           246
Westdeutsche Landesbank NY
    6.750% due 06/15/05                                   1,000         1,077
    6.050% due 01/15/09                                     400           415
Westvaco Corp.
    6.850% due 11/15/04                                   1,200         1,259
    7.950% due 02/15/31                                     500           509
Weyerhaeuser Co.
    6.000% due 08/01/06                                     465           483
Willamette Industries, Inc.
    7.850% due 07/01/26                                     750           809
Williams Cos., Inc.
    7.625% due 07/15/19                                     800           814
WorldCom, Inc.
    3.743% due 11/26/01 (c)                               1,800         1,801
    8.000% due 05/15/06                                   1,845         2,005
    7.500% due 05/15/11                                   2,620         2,678
    8.250% due 05/15/31                                     825           844
                                                                      -------
                                                                      293,834
                                                                      -------

EURODOLLAR BONDS - 1.5%
Asian Development Bank
    6.250% due 10/24/05                                     400           435
AXA Financial, Inc.
    8.600% due 12/15/30                                   1,000         1,154
Bank of America Corp.
    3.300% due 06/17/02 (c)                               3,000         3,004
Bear Stearns Co., Inc.
    3.525% due 03/18/05 (c)                               1,300         1,277
British Telecommunications PLC
    7.625% due 12/15/05                                     985         1,077
BSCH Issuances, Ltd.
    7.625% due 09/14/10                                   1,195         1,295
Countrywide Home Loans, Inc.
    3.713% due 06/03/03 (c)                               3,200         3,185
Deutsche Telekom
  International Finance BV
    8.000% due 06/15/05                                   1,315         1,419
Deutsche Telekom
  International Finance BV
  Step Up Bond
    8.250% due 06/15/30 (c)                               1,200         1,322
Finland, Republic of
    5.875% due 02/27/06                                      70            75
Goldman Sachs Group LP
    2.740% due 04/08/05 (c)                               2,500         2,456
Korea Development Bank
    7.375% due 09/17/04                                     640           691
Ontario, Province of
    7.375% due 01/27/03                                     450           478
    5.500% due 10/01/08                                     100           105
Royal Bank of Scotland Group PLC
  Series 1
    9.118% due 03/31/49 (d)                                 300           353
Sony Corp.
    6.125% due 03/04/03                                     100           105
Stora Enso OYJ
    7.375% due 05/15/11                                   1,550         1,683
Telefonica Europe BV
    8.250% due 09/15/30                                     820           919
                                                                     --------
                                                                       21,033
                                                                     --------

MORTGAGE-BACKED SECURITIES - 38.6%
Advanta Mortgage Loan Trust
  Series 97-4 Class M1
    7.040% due 01/25/29                                     338           353
Ameriquest Mortgage Securities, Inc.
  Series 2000-2 Class A
    2.830% due 07/15/30 (c)                               3,481         3,485
Bear Stearns
  Adjustable Rate Mortgage Trust
  Series 2000-1 Class A1
    7.480% due 12/25/30 (c)                                 521           529
  Series 2000-1 Class A2
    7.492% due 12/25/30 (c)                                  53            55
  Series 2000-2 Class A1
    7.497% due 11/25/30                                      75            76
Bear Stearns Mortgage Securities, Inc.
  Series 1998-2 Class B
    6.750% due 04/30/30                                     209           219
Chase Commercial Mortgage
  Securities Corp.
  Series 1997-1 Class D
    7.370% due 06/19/29                                     600           646
  Series 1997-1 Class E
    7.370% due 12/19/07                                     900           961
  Series 1997-2 Class D
    6.600% due 12/19/07                                   1,000         1,037




100 Fixed Income I Fund

FIXED INCOME I FUND

                                                                October 31, 2001

                                                   PRINCIPAL       MARKET
                                                    AMOUNT         VALUE
                                                    (000)          (000)
                                                      $              $
                                                   ---------       ------
CMC Securities Corp. III
  Series 1994-A Class B1
    6.750% due 02/25/24                               153            159
COMM Mortgage Trust
  Series 1999-1 Class A1
    6.145% due 02/15/08                             2,358          2,484
Commercial Mortgage Acceptance Corp.
  Series 1998-C1 Class A1
    6.230% due 12/15/07                             1,265          1,336
Countrywide Home Loans
  Series 2000-2 Class A2
    7.750% due 04/25/30                                28             29
  Series 2000-8 Class A2
    7.750% due 01/25/31                                50             52
Credit Suisse First Boston
  Mortgage Securities Corp.
  Series 2001-CF2 Class A2
    5.935% due 02/15/34                             5,000          5,248
  Series 2001-CK3 Class A3
    6.400% due 06/15/34                             2,100          2,230
Federal Home Loan Mortgage Corp.
    6.000% 15 Year TBA (b)                          5,805          5,974
    6.000% 30 Year TBA Gold (b)                    12,930         13,089
    6.500% 30 Year TBA Gold (b)                    17,870         18,395
    7.000% 30 Year TBA Gold (b)                    16,220         16,920
  Series 1501 Class G
    6.400% due 05/15/18                                57             57
  Series 1606 Class I
    6.500% due 11/15/08                             1,348            147
  Series 1997-81 Class PC
    5.000% due 04/18/27                             1,500          1,517
  Series 2104 Class ZM
    6.000% due 12/15/28                             1,179          1,149
  Series 2266 Class F
    2.970% due 11/15/30 (c)                           441            442
  Series K Class 5
    7.760% due 05/01/12 (f)                           705            761
Federal Home Loan Mortgage Corp.
  Participation Certificate
     6.500% due 2003                                   46             47
     7.000% due 2003                                    5              5
     6.500% due 2008                                  460            481
     7.000% due 2008                                  172            182
     6.500% due 2009                                  182            191
     8.000% due 2009                                   56             59
     6.000% due 2010                                  133            138
     6.500% due 2010                                   42             44
     7.000% due 2010                                  890            938
     7.500% due 2010                                  377            400
     8.000% due 2010                                  131            138
     6.000% due 2011                                1,388          1,440
     7.000% due 2011                                  102            108
     7.500% due 2011                                   54             58
     6.000% due 2012                                  120            124
     7.500% due 2012                                  711            753
     6.000% due 2013                                  717            742
     6.500% due 2014                                  621            647
     7.500% due 2014                                  648            683
    12.000% due 2014                                  100            114
     7.000% due 2015                                2,153          2,260
     6.000% due 2016                                1,601          1,647
     7.000% due 2016                                1,182          1,242
     9.000% due 2016                                  461            496
    12.500% due 2016                                   49             57
     9.000% due 2017                                    9             10
     9.000% due 2018                                  729            790
     9.000% due 2020                                  477            514
     6.500% due 2024                                3,015          3,122
     7.500% due 2024                                   71             75
     6.500% due 2025                                  246            254
     8.000% due 2025                                  369            392
     8.500% due 2025                                  286            307
     9.000% due 2025                                   55             60
     9.000% due 2026                                    5              5
     6.882% due 2027 (c)                              408            415
     8.500% due 2027                                  826            882
     6.500% due 2028                                2,971          3,065
     7.813% due 2030                                  361            380
Federal National Mortgage Association
     5.500% 15 Year TBA (b)                         2,915          2,951
     6.000% 15 Year  TBA (b)                       10,965         11,270
     6.500% 15 Year TBA (b)                         9,440          9,809
     6.500% 30 Year TBA (b)                        25,965         26,694
     7.000% 30 Year TBA (b)                        36,015         37,450
     7.500% 30 Year TBA (b)                        23,290         24,388
     8.000% 30 Year TBA (b)                         4,135          4,373
Federal National Mortgage  Association
     8.000% due 2002                                   39             39
     7.000% due 2003                                  426            438
     7.500% due 2003                                  255            262
     8.000% due 2003                                   21             21
     6.500% due 2004                                   84             87
     8.000% due 2004                                    8              8
     8.000% due 2005                                    4              4
     8.000% due 2006                                   30             31
     7.200% due 2007                                  955          1,066
    10.500% due 2010                                    2              2
     6.500% due 2011                                1,904          1,988
     7.000% due 2011                                   90             95
     8.000% due 2011                                   60             63
     6.500% due 2012                                  453            472
     5.500% due 2013                                   96             98

                                                         Fixed Income I Fund 101

FIXED INCOME I FUND

                                                                October 31, 2001

                                              PRINCIPAL       MARKET
                                               AMOUNT         VALUE
                                               (000)          (000)
                                                 $              $
                                             ----------     ----------
    6.000% due 2013                                 288            297
    6.500% due 2013                               4,657          4,847
    6.500% due 2015                               5,438          5,658
    7.000% due 2015                                 772            810
    7.500% due 2017                                  14             15
    8.000% due 2017                                  12             13
    9.000% due 2017                                 188            204
    8.500% due 2018                                 190            201
    7.500% due 2022                                  13             13
    6.500% due 2023                                 298            308
    7.000% due 2023                               2,020          2,115
    7.500% due 2023                                  40             42
    7.500% due 2024                               1,176          1,241
    8.000% due 2024                               1,415          1,514
    8.500% due 2024                                 267            287
    9.000% due 2024                                  42             45
    7.000% due 2025                                 540            565
    7.500% due 2025                                 410            432
    8.000% due 2025                                  71             76
    8.500% due 2025                                 280            300
    7.000% due 2026                                 639            667
    7.500% due 2026                                  25             26
    9.000% due 2026                                  83             89
    7.000% due 2027                                 226            236
    7.500% due 2027                                 281            295
    9.000% due 2027                                  10             11
    6.000% due 2028                               5,152          5,236
    6.500% due 2028                               2,392          2,464
    7.500% due 2028                                 936            986
    6.000% due 2029                               1,154          1,172
    6.500% due 2029                              19,831         20,432
    6.500% due 2029 (f)                           2,878          2,964
    7.000% due 2029                               5,974          6,226
    7.500% due 2029                                  26             27
    6.000% due 2031                              22,856         23,126
    6.500% due 2031                               9,259          9,519
    6.071% due 2040 (c)                             309            313
Federal National Mortgage Association
  Series 1993-134 Class H
    6.500% due 08/25/08                           1,930          2,056
  Series 1993-53 Class G
    5.750% due 08/25/19                              93             92
Federal National Mortgage
  Association ACES
  Series 1997-M5 Class B
    6.650% due 08/25/07                             250            267
  Series 1998-M1 Class A
    6.250% due 01/25/08                           1,250          1,320
  Series 1998-M4 Class B
    6.424% due 12/25/23                           1,720          1,825
  Series 1999-M4 Class A
    7.354% due 12/25/09                           1,668          1,765
  Series 2000-M1 Class A
    7.369% due 01/17/13                           1,680          1,812
Federal National Mortgage
  Association Grantor Trust
  Series 2001-T6 Class B
    6.088% due 05/25/11                           2,460          2,607
Federal National Mortgage
  Association REMIC
  Series 1992-158 Class ZZ
    7.750% due 08/25/22                             601            656
  Series 1997-55 Class ZA
    7.000% due 04/18/27                           6,688          7,114
First Nationwide Trust
  Series 2001-4 Class 3A5
    4.260% due 09/25/31 (c)                       4,168          4,166
First Union-Lehman Brothers
  Commercial Mortgage Trust
  Series 1007-C2 Class A3
    6.650% due 12/18/07                             650            701
First Union National Bank
  Commercial Mortgage Trust
  Series 2000-C2 Class A1
    6.940% due 04/15/10                             972          1,052
  Series 2001-C3 Class A3
    6.423% due 08/15/23                           3,800          4,041
GMAC Commercial Mortgage
  Securities, Inc.
  Series 1996-C1 Class A2A
    6.790% due 09/15/03                             122            122
  Series 1997-C1 Class E
    7.085% due 11/15/10                           1,050          1,092
  Series 1999-C2 Class A1
    6.570% due 09/15/33                           2,777          2,955
Government National
  Mortgage Association
    6.000% 30 Year TBA (b)                       30,000         30,319
    6.500% 30 Year TBA (b)                       11,000         11,361
    7.000% 30 Year TBA (b)                          655            684
    8.500% due 2005                                  11             12
    6.500% due 2008                                  58             61
    6.500% due 2009                                 394            415
    6.500% due 2010                                  36             38
    7.000% due 2011                                 105            111
    9.500% due 2016                                  65             72
    8.000% due 2017                                  51             55
   10.500% due 2020                                 369            421
    8.000% due 2022                                 199            213

102 Fixed Income I Fund

FIXED INCOME I FUND

                                                                October 31, 2001

                                                  PRINCIPAL       MARKET
                                                    AMOUNT        VALUE
                                                     (000)        (000)
                                                       $            $
                                                  ---------       ------
Government National
  Mortgage Association
    8.500% due 2022                                     17            18
    6.500% due 2023                                    768           799
    7.625% due 2023 (c)                                953           985
    7.625% due 2024 (c)(f)                             963           996
    8.500% due 2024                                     82            88
    8.000% due 2025                                    265           282
    6.500% due 2026                                  2,436         2,520
    7.000% due 2026                                     20            21
    6.500% due 2027                                     92            95
    7.500% due 2027                                  3,120         3,286
    7.625% due 2027 (c)                                581           600
    6.000% due 2028                                  4,074         4,123
    6.500% due 2028                                  1,212         1,253
    6.000% due 2029                                  3,001         3,051
    6.500% due 2029                                     89            92
    7.000% due 2029                                  1,275         1,331
    7.500% due 2029 (c)                                902           949
    8.000% due 2029                                  1,519         1,607
    8.500% due 2029                                    797           849
    5.500% due 2030 (c)                                338           345
    7.000% due 2030                                    218           228
    6.000% due 2030 (c)                              2,034         2,089
    8.000% due 2030                                 16,887        17,863
    8.500% due 2030                                  1,284         1,368
    6.500% due 2031                                    727           751
    7.000% due 2031                                  2,202         2,298
    7.500% due 2031                                  6,385         6,710
    8.000% due 2031                                  1,797         1,901
    6.625% due 2040 (c)                              3,644         3,887
  Series 2001-44 Class A
    5.204% due 10/16/14                              2,635         2,700
Government National Mortgage
  Association II (b)
    6.500% 30 Year TBA                              20,435        21,010
    7.500% 30 Year TBA                               5,090         5,335
Greenwich Capital Acceptance, Inc.
  Mortgage Pass-Thru Certificate
  Series 1993 Class LB-1
    6.867% due 04/25/23 (c)(f)                          71            71
GS Mortgage Securities Corp. II
  Series 1997-GL Class A2A
    6.940% due 07/13/30                                 74            76
GS Mortgage Securities Corp. II
  Collateral Strip Interest
  Series 1997-GL Class A2D
    6.940% due 07/13/30                              1,995         2,138
Guaranteed Export Trust
  Series 1996-A
    6.550% due 06/15/04                                390           407
Housing Securities, Inc.
  Series 1994-2 Class A1
    6.500% due 07/25/09                                487           508
HSBC Mortgage Loan Trust
  Series 2000-HSB1 Class A3
    7.110% due 12/16/30                              4,600         4,620
Mellon Residential Funding Corp.
  Series 1999-TBC2 Class A3
    6.580% due 07/25/29                              4,000         4,141
  Series 2000-TBC1 Class A2B
    6.922% due 03/25/30                              3,325         3,439
  Series 2000-TBC3 Class A1
    2.550% due 12/15/30 (c)                         13,494        12,602
Mellon Residential Funding Corp.
  Step Up
  Series 2000-TBC2 Class A1
    2.770% due 06/15/30 (c)                            854           852
Merrill Lynch Mortgage Invstors, Inc.
  Series 1996-C2 Class D
    6.960% due 11/21/28                                800           811
Morgan Stanley Dean Witter Capital I
  Series 2000-Prin Class A3
    7.360% due 05/23/09                              2,010         2,220
  Series 2001-IQA Class A1
    4.570% due 12/18/32                                825           827
  Series 2001-TOP3 Class A3
    6.200% due 07/15/33                              1,535         1,620
Morgan Stanley Dean Witter
  Capital I, Inc.
  Series 2001-PPM Class A2
    6.400% due 02/01/31                                567           600
Mortgage Capital Funding, Inc.
  Series 1998-MC1 Class A1
    6.417% due 06/18/07                                150           159
PNC Mortgage Securities Corp.
  Series 2000-9 Class A3
    7.190% due 09/25/05                                875           899
  Series 2001-1 Class 3A2
    7.250% due 02/25/31                              4,103         4,190
Prudential Home Mortgage
  Securities Co.
  Series 1992-38 Class A8
    6.950% due 11/25/22                              1,640         1,673
Residential Funding Mortgage
  Securities I, Inc.
  Series 1997-S19 Class A4
    6.500% due 12/25/12                                211           212
Residential Funding Mortgage
  Securities II
  Series 1997-HS5 Class M1
    7.010% due 05/25/27                                650           654

                                                         Fixed Income I Fund 103

FIXED INCOME I FUND

                                                                October 31, 2001

                                                  PRINCIPAL        MARKET
                                                   AMOUNT          VALUE
                                                   (000)           (000)
                                                     $               $
                                                 ----------       --------
Salomon Brothers Mortgage
  Securities VII
  Collateral Strip Interest
  Series 2000-BOA1 Class A
    7.600% due 08/25/30                                  32            32
Salomon Brothers Mortgage
  Securities VII Mortgage
  Pass-Thru Certificate
  Series 1994-16 Class A
    8.023% due 08/25/24 (c)(f)                          269           273
Small Business Investment Cos.
  Series 1999-P10B Class 1
    7.540% due 08/10/09                               3,866          4,363
Washington Mutual
  Series 1999-WM1 Class 3A2
    6.399% due 10/19/39                               3,100          3,160
Washington Mutual Mortgage
  Securities Corp.
  Series 2001-2 Class A1V
    2.975% due 01/25/31 (c)                             185            185
  Series 2001-6 Class IA1
    2.630% due 02/25/31 (c)                           1,137          1,135
Washington Mutual, Inc.
  Collateral Strip Interest
  Series 2001-1 Class A
    6.023% due 01/25/41 (c)                              79             80
                                                                  --------
                                                                   533,778
                                                                  --------
MUNICIPAL BONDS - 0.0%
North Carolina State Education
  Assistance Authority
    4.000% due 06/01/09 (c)                             500            500
                                                                  --------
NON-US BONDS - 2.4%
Germany, Federal Republic of
    4.500% due 07/04/09                          EUR  1,600          1,464
    5.375% due 01/04/10                          EUR  2,100          2,028
    5.250% due 07/04/10                          EUR  4,760          4,562
    6.250% due 01/04/24                          EUR     20             21
    6.500% due 07/04/27                          EUR    220            238
    5.625% due 01/04/28                          EUR    710            689
    6.250% due 01/04/30                          EUR    300            317
United Kingdom Treasury Bond
    8.500% due 12/07/05                          GBP 14,100         23,524
                                                                  --------
                                                                    32,843
                                                                  --------
UNITED STATES GOVERNMENT
AGENCIES - 8.7%
Federal Home Loan Bank
  Series KY06
    5.615% due 03/01/06                               3,300          3,527
  Series PQ07
    7.625% due 05/15/07                               1,700          1,983
  Series TV09
    5.790% due 04/27/09                               3,310          3,525
Federal Home Loan Mortgage Corp.
    7.375% due 05/15/03                              39,400         42,323
    6.375% due 11/15/03                              16,405         17,576
    5.000% due 05/15/04                               6,480          6,792
    7.000% due 03/15/10                                  10             12
    6.875% due 09/15/10                               1,945          2,229
    6.750% due 03/15/31                               2,420          2,799
Federal National Mortgage Association
    5.125% due 02/13/04 (f)                           5,675          5,953
    4.750% due 03/15/04 (f)                           6,425          6,690
    5.625% due 05/14/04                               1,380          1,467
    5.250% due 06/15/06                               3,085          3,252
    6.500% due 04/29/09                               9,185          9,370
    6.400% due 05/14/09                                   5              5
    6.000% due 05/15/11                               5,605          6,074
    6.210% due 08/06/38                                 570            612
Government Backed Trust Certificates
  Series T-3
    9.625% due 05/15/02 (f)                              59             60
Tennessee Valley Authority
  Series A
    6.375% due 06/15/05                                 850            928
  Series E
    6.250% due 12/15/17                               4,615          4,971
                                                                  --------
                                                                   120,148
                                                                  --------
UNITED STATES GOVERNMENT
TREASURIES - 22.1%
United States Inflation-Indexed
  Treasury Notes
    3.500% due 01/15/11                                 306            318
    3.375% due 04/15/32                               1,675          1,744
United States Treasury Bond
  Principal Strip
  Zero Coupon due 11/15/09                              125             86
  Zero Coupon due 11/15/21                            6,565          2,270
United States Treasury Bonds
    10.375% due 11/15/09                                460            554
    11.750% due 02/15/10                              3,165          3,998
    13.875% due 05/15/11                              3,365          4,812
    14.000% due 11/15/11                              1,590          2,342
    10.375% due 11/15/12                              2,840          3,805
    12.000% due 08/15/13                                615            900
    13.250% due 05/15/14                              3,025          4,788
    12.500% due 08/15/14                              1,220          1,883
     7.500% due 11/15/16                                185            236
     8.750% due 05/15/17                                 55             78
     8.875% due 08/15/17                              7,674         10,994
     9.125% due 05/15/18                                 10             15
     8.875% due 02/15/19                              9,475         13,748
     8.750% due 08/15/20                              7,700         11,178

104 Fixed Income I Fund

FIXED INCOME I FUND

                                                                October 31, 2001

                                                 PRINCIPAL      MARKET
                                                  AMOUNT        VALUE
                                                  (000)         (000)
                                                    $             $
                                                ----------    ----------
    8.125% due 08/15/21                                620           858
    6.250% due 08/15/23                                100           115
    7.500% due 11/15/24                                165           219
    6.875% due 08/15/25                                140           174
    6.500% due 11/15/26                                890         1,069
    6.375% due 08/15/27                             11,215        13,311
    3.625% due 04/15/28                                549           589
    5.500% due 08/15/28                              2,000         2,123
    5.250% due 11/15/28                             11,150        11,425
    3.875% due 04/15/29                              3,779         4,237
    6.250% due 05/15/30                             12,435        14,762
United States Treasury Notes
    5.125% due 12/31/02                              4,585         4,745
    4.000% due 04/30/03                              7,755         7,959
    5.875% due 11/15/04                                950         1,029
    6.750% due 05/15/05                             12,955        14,479
    4.625% due 05/15/06                             98,000       102,502
    3.375% due 01/15/07                              2,353         2,433
    3.625% due 01/15/08                              4,505         4,706
    5.625% due 05/15/08                              8,265         9,055
    4.750% due 11/15/08                                 50            52
    5.500% due 05/15/09                              4,725         5,158
    6.000% due 08/15/09                              2,620         2,942
    6.500% due 02/15/10                                100           116
    5.000% due 02/15/11                                855           902
    5.000% due 08/15/11                             35,000        37,023
                                                              ----------
                                                                 305,732
                                                              ----------

YANKEE BONDS - 2.6%
Abbey National PLC
    6.700% due 06/29/49 (c)(d)                       2,920         2,971
African Development Bank
    9.750% due 12/15/03                                425           479
    6.750% due 10/01/04                                525           566
    6.875% due 10/15/15                                775           854
    8.800% due 09/01/19                                535           678
Alberta Energy Co., Ltd.
    8.125% due 09/15/30                                470           520
Alcan, Inc.
    6.450% due 03/15/11                                885           923
Canadian National Railway Co.
    6.800% due 07/15/18                                555           553
    6.900% due 07/15/28                                100            99
Carter Holt Harvey, Ltd.
    8.875% due 12/01/04                                350           390
Commonwealth Bank of Australia
  Series A
    8.500% due 06/01/10                                940         1,114
Diageo Capital PLC
    6.125% due 08/15/05                                550           576
Hydro-Quebec
  Series GH
    8.250% due 04/15/26                                605           766
International American Development Bank
    6.950% due 08/01/26                                625           719
Koninklijke KPN NV
    8.000% due 10/01/10                                545           464
Manitoba, Province of
    5.500% due 10/01/08                                 60            63
  Series CD
    9.250% due 04/01/20                                335           475
National Australia Bank, Ltd.
  Series A
    8.600% due 05/19/10                                820           973
National Westminster Bank PLC
    7.375% due 10/01/09                                880           974
    8.000% due 04/29/49 (d)                          1,175         1,288
New Brunswick, Province of
    7.125% due 10/01/02                                500           523
    9.750% due 05/15/20                                320           462
Newfoundland, Province of
    10.000% due 12/01/20                               150           216
Noranda Forest, Inc.
    6.875% due 11/15/05                                350           356
Nortel Networks, Ltd.
    6.125% due 02/15/06                                985           753
Nova Scotia, Province of
    9.125% due 05/01/21                                685           921
Pemex Finance, Ltd.
    6.125% due 11/15/03                              1,200         1,230
    9.030% due 02/15/11                              3,295         3,642
Quebec, Province of
    7.500% due 07/15/23                                105           122
  Series NN
    7.125% due 02/09/24                              1,145         1,271
Saskatchewan, Province of
    6.625% due 07/15/03                                100           107
    8.000% due 07/15/04                              1,290         1,450
    7.375% due 07/15/13                                870         1,024
Shaw Communications, Inc.
    8.250% due 04/11/10                                 45            49
Skandinaviska Enskilda Banken
    6.875% due 02/15/09                                520           553
Telus Corp.
    7.500% due 06/01/07                              1,000         1,083
Trans-Canada Pipelines, Ltd.
    7.150% due 06/15/06                              1,090         1,176
Tyco International Group SA
    6.375% due 06/15/05                                875           920
    6.750% due 02/15/11                              1,100         1,172
    7.000% due 06/15/28                                465           467
Vodafone Group PLC
    7.750% due 02/15/10                              2,010         2,227
                                                              ----------
                                                                  35,169
                                                              ----------

TOTAL LONG-TERM INVESTMENTS
(cost $1,458,566)                                              1,508,622
                                                              ----------

                                                         Fixed Income I Fund 105

FIXED INCOME I FUND

                                                                October 31, 2001

                                     NOTIONAL      MARKET
                                      AMOUNT       VALUE
                                      (000)        (000)
                                        $            $
                                      ------      ------

OPTIONS PURCHASED - 0.1%
Twelve Month LIBOR (e)
  Sep 4.07% Call                       8,000          67
Three Month LIBOR
  May 4.00% Call (e)                  19,400         454
United States Treasury Notes (e)
  Dec 104.23 Call                      6,400          17
  Jan 99.44 Call                       3,150         141
  Mar 103.24 Call                      1,525          13
                                                  ------
TOTAL OPTIONS PURCHASED
(cost $175)                                          692
                                                  ------
                                      NUMBER
                                        OF
                                      SHARES
                                      ------
PREFERRED STOCKS - 0.0%
Banco Bilbao Vizcaya
  International - ADR (f)            10,000          253
                                                  ------
TOTAL PREFERRED STOCKS
(cost $287)                                          253
                                                  ------
                                     PRINCIPAL
                                      AMOUNT
                                      (000)
                                         $
                                     -------
SHORT-TERM INVESTMENTS - 14.5%
BP Amoco Capital PLC
    2.640% due 11/01/01                5,200       5,200
Federal Home Loan Mortgage
    Discount Notes
  Zero Coupon due 11/14/01             5,500       5,495
Federal National Mortgage
   Association Discount Notes
 Zero Coupon due 11/14/01                775         774
 Zero Coupon due 12/13/01              6,350       6,340
Frank Russell Investment Company
   Money Market Fund (a)             173,905     173,906
UBS Finance, Inc.
   6.610% due 01/18/01                 8,500       8,499
                                                --------
TOTAL SHORT-TERM INVESTMENTS
(cost $200,215)                                  200,214
                                                --------
TOTAL INVESTMENTS - 123.7%
(identified cost $1,659,243)                   1,709,781

OTHER ASSETS AND LIABILITIES,
NET - (23.7%)                                   (327,148)
                                               ---------
NET ASSETS - 100.0%                            1,382,633
                                               =========
(a)  At net asset value.
(b)  Forward commitment.
(c)  Adjustable or floating rate security.
(d)  Perpetual security.
(e)  Nonincome-producing security.
(f)  Held as collateral in connection with options written by the Fund.

Abbreviations:
ADR - American Depositary Receipt
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

Foreign Currency Abbreviations:
EUR - Euro dollar
GBP - British pound sterling
USD - United States dollar

See accompanying notes which are an integral part of the financial statements.

106 Fixed Income I Fund

FIXED INCOME I FUND

                                                                October 31, 2001

                                             NOTIONAL     MARKET
                                              AMOUNT      VALUE
                                              (000)       (000)
OPTIONS WRITTEN                                $            $
                                           ----------   --------

Federal National Mortgage Association
  Dec 102.17 Call                             6,925           17
Twelve Month LIBOR
  Sep 2.82% Call                              8,000           18
  Sep 4.57% Put                               8,000            8
United States Treasury Notes
  Jan 95.97 Put                               3,150            2
  Mar 100.62 Put                              1,525            4
  Jan 102.91 Call                             3,150           68
  Mar 105.87 Call                             1,525            4
                                                       ---------
Total Liability for Options Written
  premiums received $106)                                    121
                                                       =========


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                         UNREALIZED
   CONTRACTS TO     IN EXCHANGE                         APPRECIATION
     DELIVER           FOR         SETTLEMENT          (DEPRECIATION)
     (000)            (000)          DATE                  (000)
   -----------    -----------      ---------           ------------
   USD     175    EUR     196      11/29/01            $          1
   USD   2,720    EUR   2,967      01/11/02                     (58)
                                                       ------------
                                                       $        (57)
                                                       ============

  See accompanying notes which are an integral part of the financial statements.

                                                         Fixed Income I Fund 107

FIXED INCOME I FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)

                                                                October 31, 2001



ASSETS
Investments at market (including securities on loan of $130,758), (identified cost $1,659,243)  .......   $ 1,709,781
Cash ..................................................................................................           239
Foreign currency holdings (identified cost $2,475) ....................................................         2,456
Unrealized appreciation on forward foreign currency exchange contracts ................................             1
Receivables:
  Dividends and interest ................................................................. ............        16,430
  Investments  sold  (regular  settlement) ............................................................        49,105
  Investments  sold (delayed  settlement) .............................................................        44,879
  Fund  shares  sold ..................................................................................         1,950
Investment of securities lending collateral in money market funds, at cost and market value ...........       134,372
                                                                                                          -----------
    Total assets ......................................................................................     1,959,213

LIABILITIES
Payables:
  Investments purchased (regular settlement)  .................................     $ 152,942
  Investments purchased (delayed settlement) ..................................       282,504
  Fund shares redeemed ........................................................         5,996
  Accrued fees to affiliates ..................................................           380
  Other accrued expenses ......................................................           207
Unrealized depreciation on forward foreign currency exchange contracts ........            58
Options written, at market value (premiums received $106) .....................           121
Payable upon return of securities loaned, at market ...........................       134,372
                                                                                    ---------
    Total liabilities ....................................................... .........................       576,580
                                                                                                          -----------
NET ASSETS ..................................................................... ......................   $ 1,382,633
                                                                                                          ===========
NET ASSETS CONSIST OF:
Undistributed net investment income ...................................................................   $     5,142
Accumulated net realized gain (loss) ..................................................................        13,276
Unrealized appreciation (depreciation) on:
  Investments .........................................................................................        50,538
  Options written .....................................................................................           (15)
  Foreign currency-related transactions ...............................................................           (63)
Shares of beneficial interest .........................................................................           619
Additional paid-in capital ............................................................................     1,313,136
                                                                                                          -----------
NET ASSETS ............................................................................................   $ 1,382,633
                                                                                                          ===========
NET ASSET VALUE, offering and redemption price per share:
  Class E ($35,123,166 divided by 1,573,416 shares of $.01 par value
    shares of beneficial interest outstanding) ........................................................   $     22.32
                                                                                                          ===========
  Class I ($827,324,173 divided by 37,067,390 shares of $.01 par value
    shares of beneficial interest outstanding) ........................................................   $     22.32
                                                                                                          ===========
  Class Y ($520,185,687 divided by 23,302,006 shares of $.01 par
    value shares of beneficial interest outstanding) ..................................................   $     22.32
                                                                                                          ===========

See accompanying notes which are an integral part of the financial statements.

108 Fixed Income I Fund

FIXED INCOME I FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME

  Interest ..........................................................   $ 71,520
  Dividends from Money Market Fund ..................................      5,774
  Securities Lending Income .........................................        150
  Dividends .........................................................         51
                                                                        --------
    Total investment income .........................................     77,495

EXPENSES
  Advisory fees ..........................................   $  3,057
  Administrative fees ....................................        479
  Custodian fees .........................................        719
  Transfer agent fees ....................................        205
  Professional fees ......................................         80
  Registration fees ......................................        156
  Shareholder servicing fees - Class E ...................         86
  Trustees' fees .........................................         13
  Miscellaneous ..........................................         50
                                                             --------
    Expenses before reductions ...........................      4,845
    Expense reductions ...................................        (67)
                                                             --------
      Expenses, net .................................................      4,778
                                                                        --------
Net investment income ...............................................     72,717
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ............................................     40,267
  Options written ........................................        (27)
  Foreign currency-related tra.nsactions .................       (686)    39,554
                                                             --------
Net change in unrealized appreciation (depreciation) on:
  Investments ............................................     55,873
  Options written ........................................         (3)
  Foreign currency-related transactions ..................       (408)    55,462
                                                             --------   --------
Net realized and unrealized gain (loss) .............................     95,016
                                                                        --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...............   $167,733
                                                                        ========

  See accompanying notes which are an integral part of the financial statements.

                                                         Fixed Income I Fund 109

FIXED INCOME I FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                         FISCAL YEAR ENDED   TEN MONTHS ENDED      YEAR ENDED
                                                                         OCTOBER 31, 2001    OCTOBER 31, 2000   DECEMBER 31, 1999
                                                                         -----------------   ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income................................................  $          72,717   $         59,943   $          63,242
  Net realized gain (loss).............................................             39,554             (8,646)            (18,978)
  Net change in unrealized appreciation (depreciation).................             55,462             29,215             (54,723)
                                                                         -----------------   ----------------   -----------------
    Net increase (decrease) in net assets from operations..............            167,733             80,512             (10,459)
                                                                         -----------------   ----------------   -----------------

DISTRIBUTIONS
  From net investment income
    Class E............................................................             (1,978)            (1,607)             (1,388)
    Class I............................................................            (53,877)           (43,736)            (61,700)
    Class Y............................................................            (19,721)            (7,332)                 --
  From net realized gain
    Class I............................................................                 --                 --                (859)
                                                                         -----------------   ----------------   -----------------
      Net decrease in net assets from distributions....................            (75,576)           (52,675)            (63,947)
                                                                         -----------------   ----------------   -----------------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions........            210,210            (34,883)            183,227
                                                                         -----------------   ----------------   -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS............................            302,367             (7,046)            108,821

NET ASSETS
  Beginning of period..................................................          1,080,266          1,087,312             978,491
                                                                         -----------------   ----------------   -----------------
  End of period (including undistributed net investment income of
    $5,142, $8,544 and $548, respectively).............................  $       1,382,633   $      1,080,266   $       1,087,312
                                                                         =================   ================   =================

See accompanying notes which are an integral part of the financial statements.

110 Fixed Income I Fund

FIXED INCOME I FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                          2001*         2000**       1999***
                                                                      -----------   -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD................................  $     20.79   $     20.30   $     21.25
                                                                      -----------   -----------   -----------

INCOME FROM OPERATIONS

  Net investment income (a).........................................         1.19          1.07           .74
  Net realized and unrealized gain (loss)...........................         1.58           .40          (.81)
                                                                      -----------   -----------   -----------

    Total income from operations....................................         2.77          1.47          (.07)
                                                                      -----------   -----------   -----------

DISTRIBUTIONS
  From net investment income........................................        (1.24)         (.98)         (.88)
                                                                      -----------   -----------   -----------

NET ASSET VALUE, END OF PERIOD......................................  $     22.32   $     20.79   $     20.30
                                                                      ===========   ===========   ===========

TOTAL RETURN (%)(b).................................................        13.72          7.36          (.32)

RATIOS/SUPPLEMENTAL DATA:

  Net Assets, end of period (in thousands)..........................       35,123        33,322        35,950

  Ratios to average net assets (%)(c):
    Operating expenses, net.........................................          .61           .67           .66
    Operating expenses, gross.......................................          .61           .68           .66
    Net investment income...........................................         5.51          6.31          5.79

  Portfolio turnover rate (%).......................................       188.97        117.94        138.69

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                         Fixed Income I Fund 111

FIXED INCOME I FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                           Years Ended December 31,
                                                                              --------------------------------------------------
                                                          2001*      2000**       1999         1998          1997       1996
                                                      ----------  ----------  -----------  ----------  -----------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD ................ $    20.79  $    20.27  $     21.76  $    21.51  $     20.99  $      21.59
                                                      ----------  ----------  -----------  ----------  -----------  ------------

INCOME FROM OPERATIONS
  Net investment income (a) .........................       1.24        1.13         1.28        1.32         1.37          1.38
  Net realized and unrealized gain (loss) ...........       1.58         .39        (1.50)        .45          .54          (.62)
                                                      ----------  ----------  -----------  ----------  -----------  ------------
    Total income from operations ....................       2.82        1.52         (.22)       1.77         1.91           .76
                                                      ----------  ----------  -----------  ----------  -----------  ------------

DISTRIBUTIONS
  From net investment income ........................      (1.29)      (1.00)       (1.25)      (1.31)       (1.39)        (1.36)
  From net realized gain ............................         --          --         (.02)       (.21)          --            --
                                                      ----------  ----------  -----------  ----------  -----------  ------------
    Total distributions .............................      (1.29)      (1.00)       (1.27)      (1.52)       (1.39)        (1.36)
                                                      ----------  ----------  -----------  ----------  -----------  ------------
NET ASSET VALUE, END OF PERIOD ...................... $    22.32  $    20.79  $     20.27  $    21.76  $     21.51 $       20.99
                                                      ==========  ==========  ===========  ==========  =========== =============

TOTAL RETURN (%)(b) .................................      13.98        7.63        (1.04)       8.37         9.42          3.75

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ..........    827,324     902,895    1,051,362     978,491      798,252       662,899

  Ratios to average net assets (%)(c):
    Operating expenses ..............................        .39         .40          .39         .39          .42           .42
    Net investment income ...........................       5.75        6.59         6.05        6.03         6.54          6.57

  Portfolio turnover rate (%) .......................     188.97      117.94       138.69      226.70       165.81        147.31

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

112 Fixed Income I Fund

FIXED INCOME I FUND

FINANCIAL HIGHLIGHTS - CLASS Y

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             2001*       2000**
                                                           -------      -------

NET ASSET VALUE, BEGINNING OF PERIOD .................... $  20.79     $  20.61
                                                          --------     --------
INCOME FROM OPERATIONS
  Net investment income (a) .............................     1.23          .81
  Net realized and unrealized gain (loss) ...............     1.61          .37
                                                          --------     --------
    Total income from operations ........................    2.84         1.18
                                                          --------     --------
DISTRIBUTIONS
  From net investment income ............................    (1.31)       (1.00)
                                                          --------     --------
NET ASSET VALUE, END OF PERIOD .......................... $  22.32     $  20.79
                                                          ========     ========
TOTAL RETURN (%)(b) .....................................    14.07         5.89

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ..............  520,186      144,049

  Ratios to average net assets (%)(c):
    Operating expenses, net .............................      .32          .32
    Operating expenses, gross ...........................      .32          .34
    Net investment income ...............................     5.62         6.63

  Portfolio turnover rate (%) ...........................   188.97       117.94

*   For the fiscal year ended October 31, 2001.
**  For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                         Fixed Income I Fund 113

FIXED INCOME III FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)


OBJECTIVE: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

INVESTS IN: Fixed-income securities.

STRATEGY: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns by assuming the additional risk of investment in non-investment grade US fixed-income securities, and foreign bonds including emerging markets debt in addition to US investment grade fixed-income instruments. The Fund employed the investment management services of four managers, each employing a distinct approach to the broad market-sector rotation style.

                         GROWTH OF A $10,000 INVESTMENT


Dates             Fixed III - Class I++      LB Aggregate**
-----             --------------------      --------------
Inception*             $10,000                 $10,000
1993                   $11,031                 $10,802
1994                   $10,591                 $10,406
1995                   $12,124                 $12,034
1996                   $12,955                 $12,738
1997                   $14,150                 $13,870
1998                   $15,120                 $15,165
1999                   $15,370                 $15,246
2000                   $16,340                 $16,359
2001                   $18,424                 $18,741

                         YEARLY PERIODS ENDED OCTOBER 31


FIXED INCOME III FUND - CLASS I

 PERIODS ENDED                  GROWTH OF         TOTAL
    10/31/01                     $10,000         RETURN
--------------                  ---------       --------
1 Year                          $ 11,276        12.76%
5 Years                         $ 14,222         7.29%(S)
Inception*                      $ 18,424         7.23%(S)


FIXED INCOME III FUND - CLASS E++++

 PERIODS ENDED                  GROWTH OF         TOTAL
    10/31/01                     $10,000         RETURN
--------------                  ---------       --------
1 Year                          $ 11,247        12.47%
5 Years                         $ 14,146         7.18%(S)
Inception*                      $ 18,326         7.16%(S)


FIXED INCOME III FUND - CLASS Y++++++

 PERIODS ENDED                  GROWTH OF         TOTAL
   10/31/01                      $10,000         RETURN
--------------                  ---------       --------
1 Year                          $ 11,286        12.86%
5 Years                         $ 14,241         7.32%(S)
Inception*                      $ 18,449         7.24%(S)


LEHMAN BROTHERS AGGREGATE BOND INDEX

 PERIODS ENDED                  GROWTH OF         TOTAL
   10/31/01                      $10,000         RETURN
--------------                  ---------       --------
1 Year                          $ 11,456        14.56%
5 Years                         $ 14,713         8.03%(S)
Inception*                      $ 18,741         7.44%(S)



114 Fixed Income III Fund

FIXED INCOME III FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW
For the year ended October 31, 2001, the Fixed Income III Fund Class I, Class E and Class Y shares reflected total returns of 12.76%, 12.47%, and 12.86%, respectively. This compared to a 14.56% return for the Lehman Brothers Aggregate Bond Index.

Holdings of non-Treasury instruments, most notably an allocation to high yield issues, and to a lesser extent, positions within emerging market debt, caused the Fund to trail its benchmark, the Lehman Brothers Aggregate Bond Index, over the past twelve months.

PORTFOLIO HIGHLIGHTS
As a result of the continued slowing of the US economy during the latter part of 2000, investors waited in anticipation for the Federal Reserve Board (Fed) to cut interest rates. As 2001 began, the Fed wasted little time, as it slashed 50 basis points off the federal funds rate on the first trading day of the new year. After that initial action, the Fed made an unprecedented eight additional cuts during the fiscal period, dropping the key interest rate by 400 basis points in 10 months. Although the impact of the consecutive rate cuts was much more significant in the short end of the market, the US Treasury's October 2001 announcement that it would cease issuance of the 30-year bond dramatically lowered yields on the long end, and to a lesser extent, within the intermediate range of the yield curve.

During the period, asset backed securities and government agency issues were among the strongest sectors of the fixed-income market. While the Fund had a slight overweight to asset-backed securities, its managers typically substituted high quality government agency issues for other securities that did not perform as well over this period. During the past twelve months, as concerns of an impending economic slowdown and other threats to US interests caused investors to bid up the price of US Treasury issues, the Fund's performance was dampened, as it maintained an underweight allocation to the sector. Additionally, the Fund's positions within the more aggressive sectors of the market, such as high yield and emerging markets, also negatively impacted returns, as these sectors trailed due to concerns about the strength of the US economy.

TOP TEN ISSUERS
(as a percent of Total Investments)                     October 31, 2001

Federal National Mortgage Association                        19.7%
Government National Mortgage Association                     14.1
United States Treasury                                        7.2
Federal Home Loan Mortgage Corp.                              5.5
BP Amoco Capital PLC                                          2.4
Germany, Federal Republic of                                  2.3
General Motors Acceptance Corp.                               1.4
Ford Motor Credit Co.                                         1.1
Bank of America Corp.                                         1.1
Federal Home Loan Bank                                        1.1

PORTFOLIO CHARACTERISTICS
                                                        October 31, 2001

Weighted Average Quality Diversification                              AA
Weighted Average Years-to-Maturity                             5.1 Years
Weighted Average Duration                                      3.8 Years
Current Yield (SEC 30-day standardized)
  Class I                                                           5.6%
  Class E                                                           5.4%
  Class Y                                                           5.7%
Number of Issues                                                     770
Number of Issuers                                                    549

MONEY MANAGERS                                                 STYLE

Lazard Asset Management                                  Sector Rotation
Morgan Stanley Investments, LP                           Sector Rotation
Pacific Investment Management Company, LLC               Sector Rotation
Standish Mellon Asset Management
  Company, LLC                                           Sector Rotation

* Fixed Income III Fund Class I assumes initial investment on January 29, 1993. Lehman Brothers Index comparison for the initial investment began February 1, 1993.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Fixed Income III Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++++ Fixed Income III Fund Class I performance has been linked with Class Y to provide historical perspective. From June 7, 2000 (commencement of sale) through the current period, Class Y administrative fees were reduced. Total return would have been higher had this level of fees been in effect during prior reporting periods.

(S)    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                       Fixed Income III Fund 115

FIXED INCOME III FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                   PRINCIPAL     MARKET
                                                    AMOUNT       VALUE
                                                     (000)       (000)
                                                       $           $
                                                   ---------     ------
LONG-TERM INVESTMENTS - 101.8%
ASSET-BACKED SECURITIES - 4.0%
Americredit Automobile Receivables Trust
  Series 2001-D Class A4
    4.410% due 11/12/08                               975          981
Arcadia Automobile Receivables Trust
  Series 1997-D Class A3
    6.200% due 05/15/03                                36           36
Associates Automobile Receivables Trust
  Series 2000-1 Class M
    7.510% due 05/15/05                               495          528
BMW Vehicle Lease Trust
  Series 2000-A Class A2
    6.650% due 02/25/03                               324          328
Capital One Master Trust
  Series 2001-7A Class A
    3.850% due 08/15/07                             1,250        1,260
Chase Manhattan Automobile
  Owner Trust
  Series 2001-B Class A4
    3.800% due 05/15/08                               650          650
Chevy Chase Automobile
  Receivables Trust
  Series 1997-4 Class A
    6.250% due 06/15/04                               131          132
  Series 1998-1, Class A
    5.970% due 10/20/04                                83           85
Citibank Credit Card Issuance Trust
  Series 2000-C1 Class C1
    7.450% due 09/15/07                               775          837
  Series 2001-A6 Class A6
    5.650% due 06/15/08                             1,175        1,238
Connecticut RRB Special Purpose Trust
  Series 2001-1 Class A5
    6.000% due 12/30/11                               400          433
Conseco Finance Securitizations Corp.
  Series 2000-B Class AF1
    6.940% due 11/15/14                                24           24
  Series 2000-1 Class A1
    6.840% due 05/01/31                                29           29
Contimortgage Home Equity Loan Trust
  Series 1996-4 Class A8
    7.220% due 01/15/28                               105          114
DaimlerChrysler Auto Trust
  Series 2000-E Class A2
    6.210% due 12/08/03                               330          336
  Series 2001-C Class A2
    3.710% due 07/06/04                               600          607
  Series 2001-D Class A4
    3.780% due 02/06/07                               850          850
Detroit Edison Securitization
  Funding, LLC
  Series 2001-1 Class A3
    5.875% due 03/01/10                               250          265
  Series 2001-1 Class A5
    6.420% due 03/01/15                               290          313
DR Structured Finance Corp.
  Series 1994-K1, Class A-1
    7.600% due 08/15/07                                58           48
EQCC Home Equity Loan Trust
  Series 1999-3 Class A1F
    6.548% due 04/25/10                                 8            8
Fleet Credit Card Master Trust II
  Series 2001-C Class A
    3.860% due 03/15/07                               900          908
Ford Credit Auto Owner Trust
  Series 2001-A Class A3
    5.350% due 07/15/03                               203          206
  Series 2001-E Class B
    4.480% due 06/15/06                             1,175        1,181
Greenpoint Manufactured Housing
  Series 1999-5 Class A1
    6.750% due 04/15/11                                30           30
Harley-Davidson Eaglemark
  Motorcycle Trust
  Series 1999-2 Class A1
    5.840% due 10/15/03                                35           36
  Series 1999-3 Class A1
    6.220% due 02/15/04                                44           45
Household Home Equity Loan Trust
  Series 1999-1 Class A1
    6.830% due 12/20/16                                 8            8
Lehman ABS Manufactured
  Housing Contract
  Series 2001-B Class A1
    3.010% due 03/15/10                               350          350
MBNA Master Credit Card Trust
  Series 1999-J Class B
    7.400% due 02/15/12                             1,000        1,110
  Series 2000-E Class A
    7.800% due 10/15/12                               705          824
Nissan Automobile Receivables
  Grantor Trust
  Series 1998-A Class A
    5.450% due 04/15/04                               119          120
Nissan Automobile Receivables
  Owner Trust
  Series 2000-C Class A2
    6.710% due 03/17/03                               269          272

116 Fixed Income III Fund

FIXED INCOME III FUND

                                                                October 31, 2001

                                                PRINCIPAL     MARKET
                                                 AMOUNT       VALUE
                                                 (000)        (000)
                                                   $            $
                                               ----------   -----------
Peco Energy Transition Trust
  Series 2000-A Class A3
    7.625% due 03/01/10                               525           606
  Series 2001-A Class A1
    6.520% due 12/31/10                               250           274
PSE&G Transition Funding, LLC
  Series 2001-1 Class A6
    6.610% due 06/15/15                               240           263
Residential Asset Securities Corp.
  Series 2000-KS5 Class AI1
    7.205% due 09/25/16                               206           209
Student Loan Marketing Association
  Series 1996-4 Class A1
    3.000% due 07/25/04 (b)                           442           441
  Series 1997-3 Class A1
    3.000% due 04/25/06 (b)                           829           828
Toyota Auto Receivables Owner Trust
  Series 2001-A Class A2
    5.300% due 12/15/03                               168           170
  Series 2001-C Class A2
    3.770% due 07/15/04                               600           607
                                                            -----------
                                                                 17,590
                                                            -----------

CORPORATE BONDS AND NOTES - 29.6%
Adelphia Communications Corp.
    9.250% due 10/01/02                               100           100
    7.875% due 05/01/09                                55            47
    9.375% due 11/15/09                               280           252
   10.875% due 10/01/10                               630           605
  Series B
    8.375% due 02/01/08                                20            18
AES Corp.
    8.875% due 02/15/11                               500           455
Aetna, Inc.
    7.875% due 03/01/11                               270           281
Agrilink Foods, Inc.
   11.875% due 11/01/08                                25            22
Ahold Finance USA, Inc.
    6.250% due 05/01/09                               350           350
    8.250% due 07/15/10                                85            96
    6.875% due 05/01/29                               335           324
Alamosa Delaware, Inc.
   12.500% due 02/01/11                                25            25
Albertson's, Inc.
    7.500% due 02/15/11                               925         1,017
    8.000% due 05/01/31                               225           251
Allied Waste North America, Inc.
  Series B
    7.375% due 01/01/04                               625           619
   10.000% due 08/01/09                               155           156
Amerada Hess Corp.
    5.900% due 08/15/06                               650           666
American Airlines, Inc.
    9.710% due 01/02/07                               261           247
  Series 90-P
   10.600% due 03/04/09                             1,013         1,085
American Cellular Corp.
    9.500% due 10/15/09                                90            90
American Home Products Corp.
    6.700% due 03/15/11                               335           361
Ameristar Casinos, Inc.
   10.750% due 02/15/09                               360           376
Amresco, Inc.
  Series 98-A
    9.875% due 03/15/05                               460           169
Anchor Gaming
    9.875% due 10/15/08                               400           432
AOL Time Warner, Inc.
    7.625% due 04/15/31                               200           213
Aramark Corp.
    6.750% due 08/01/04                               715           723
Argosy Gaming Co.
   10.750% due 06/01/09                                50            55
AT&T Capital Corp.
  Series F
    6.600% due 05/15/05                               610           653
AT&T Corp.
    6.500% due 03/15/29                               105            92
AT&T Corp. - Liberty Media Corp.
    8.250% due 02/01/30                               525           490
AT&T Wireless Services, Inc.
    8.750% due 03/01/31                               190           216
Atrium Companies, Inc.
  Series B
   10.500% due 05/01/09                                55            45
Avalon Bay Communities, Inc. (h)
    6.500% due 07/15/03                               375           391
    6.625% due 01/15/05                               300           314
    6.625% due 09/15/11                               155           157
Avon Products Inc.
    7.150% due 11/15/09                               609           654
AXA Financial, Inc.
    7.000% due 04/01/28                               530           543
Baker Hughes, Inc.
    6.875% due 01/15/29                               600           610
Banc One Corp.
    7.625% due 10/15/26                               340           375
Banesto Delaware, Inc.
    8.250% due 07/28/02                             1,000         1,036
Bank of America Corp.
    3.000% due 10/22/04 (b)                           575           574
  Series H
    4.000% due 08/26/05 (b)                         4,700         4,700

                                                       Fixed Income III Fund 117

FIXED INCOME III FUND

                                                                October 31, 2001

                                                   PRINCIPAL       MARKET
                                                     AMOUNT        VALUE
                                                     (000)         (000)
                                                       $             $
                                                   ---------       ------
Bank One Corp.
    6.000% due 08/01/08                                  785          805
BankAmerica Corp.
    5.875% due 02/15/09                                  600          610
Beckman Coulter, Inc.
    7.100% due 03/04/03                                  600          622
    7.450% due 03/04/08                                  150          160
BellSouth Telecommunications, Inc.
    6.375% due 06/01/28                                  490          472
Belo Corp.
    8.000% due 11/01/08                                   40           39
Beneficial Corp.
    3.000% due 04/02/02 (b)                            2,000        2,001
Bristol-Myers Squibb Co.
    5.750% due 10/01/11                                  585          608
British Telecommunications PLC
    8.125% due 12/15/10                                  650          737
    8.625% due 12/15/30                                  250          295
Buckeye Technologies, Inc.
    9.250% due 09/15/08                                   90           84
Building Materials Corp.
  Series B
    7.750% due 07/15/05                                   25           20
Building One Services Corp.
    10.500% due 05/01/09                                  60           45
Calpine Corp.
    8.500% due 02/15/11                                  190          194
Caraustar Industries, Inc.
    9.875% due 04/01/11                                   25           26
Centex Corp.
    7.875% due 02/01/11                                  155          162
Charter Communications Holdings, LLC
    8.250% due 04/01/07                                  575          541
    8.625% due 04/01/09                                  100           95
  Step Up Bond
    11.750% due 01/15/10 (b)                             195          134
    13.500% due 01/15/11                                 125           79
Chase Manhattan Corp.
    7.000% due 11/15/09                                  200          215
Chrysler Financial Corp., LLC
  Series R
    3.000% due 03/10/03 (b)                              800          798
Cigna Corp.
    6.375% due 10/15/11                                  175          179
Cincinnati Financial Corp.
    6.900% due 05/15/28                                1,000          995
CIT Group, Inc.
    3.000% due 04/07/03 (b)                            1,500        1,499
Citicorp
    6.375% due 11/15/08                                  692          734
Citigroup, Inc.
    7.250% due 10/01/10                                  430          476
Clear Channel Communications
    7.650% due 09/15/10                                  165          177
Cleveland Electric Illumination Co.
    7.430% due 11/01/09                                  525          568
Cleveland Electric/Toledo Edison
  Series B
    7.670% due 07/01/04                                  200          216
CMS Energy Corp.
    8.125% due 05/15/02                                  275          277
    7.500% due 01/15/09                                  160          156
Coastal Corp.
    7.750% due 06/15/10                                  900          972
Coca-Cola Enterprises, Inc.
    8.500% due 02/01/22                                  675          826
Columbia/HCA Healthcare Corp.
    8.850% due 01/01/07                                  125          136
    7.500% due 12/15/23                                  435          405
Comcast Cable Communications
    6.750% due 01/30/11                                  125          130
Computer Sciences Corp.
    7.375% due 06/15/11                                  765          814
Comstock Resources, Inc.
    11.250% due 05/01/07                                  50           50
Conagra Foods, Inc.
    6.750% due 09/15/11                                  875          931
Conmed Corp.
    9.000% due 03/15/08                                  200          202
Conoco, Inc.
    6.950% due 04/15/29                                  390          386
Consolidated Natural Gas Co.
  Series C
    6.250% due 11/01/11                                   80           82
Continental Airlines, Inc.
  Series 974A
    6.900% due 01/02/18                                  113          106
  Pass-Thru Certificate
  Series 1999-1 Class A
    6.545% due 02/02/19                                  117          106
Cox Communications, Inc.
    7.750% due 11/01/10                                  405          445
Cox Radio, Inc.
    6.625% due 02/15/06                                  450          468
Credit Suisse First Boston USA, Inc.
    5.875% due 08/01/06                                  400          415
Crescent Real Estate Equities
    7.000% due 09/15/02 (h)                              650          654
Crompton Corp.
    8.500% due 03/15/05                                   50           53
Crown Castle International Corp.
    10.750% due 08/01/11                                 105          100

118 Fixed Income III Fund

FIXED INCOME III FUND

                                                                October 31, 2001

                                                 PRINCIPAL     MARKET
                                                  AMOUNT       VALUE
                                                  (000)        (000)
                                                    $            $
                                                ----------   ----------
CSC Holdings, Inc.
    7.875% due 12/15/07                                 75           79
    7.250% due 07/15/08                                305          303
  Series B
    8.125% due 08/15/09                                150          156
    7.625% due 04/01/11                                375          378
CSX Corp.
    6.800% due 12/01/28                                325          315
DaimlerChrysler North America
  Holding Corp.
    4.000% due 12/16/02 (b)                          1,800        1,790
  Series C
    4.000% due 08/21/03 (b)                          2,100        2,052
    7.400% due 01/20/05                                925          956
    8.000% due 06/15/10                                165          173
    8.500% due 01/18/31                                130          136
Davita, Inc.
    7.000% due 05/15/09                                200          186
  Series B
    9.250% due 04/15/11                                 50           52
Del Webb Corp.
    9.750% due 01/15/08                                300          306
Delphi Automotive Systems Corp.
    7.125% due 05/01/29                                105           96
Delta Air Lines, Inc.
  Series C
    6.650% due 03/15/04                              2,000        1,800
    7.700% due 12/15/05                                275          250
    8.300% due 12/15/29                                375          300
Devon Energy Corp.
    4.950% due 08/15/08                                175          179
Dial Corp.
    7.000% due 08/15/06                                225          230
Dime Bancorp, Inc.
    9.000% due 12/19/02                                425          450
DTE Energy Co.
    7.050% due 06/01/11                                640          691
Duke-Weeks Realty, LP (h)
    6.875% due 03/15/05                                100          105
    6.950% due 03/15/11                                575          602
Dura Operating Corp.
  Series D
    9.000% due 05/01/09                                100           85
Dynegy, Inc.
    7.450% due 07/15/06                                406          440
Echostar Broadband Corp.
   10.375% due 10/01/07                                 80           82
El Paso Corp.
    7.000% due 05/15/11                                765          787
El Paso Energy Corp.
    8.050% due 10/15/30                                350          370
Emmis Communications
  Step Up Bond
   12.500% due 03/15/11 (b)                             90           50
Enron Corp.
    7.875% due 06/15/03                                750          631
    7.375% due 05/15/19                                700          505
EOP Operating, LP
    7.500% due 04/19/29                                410          410
ERP Operating, LP
    6.950% due 03/02/11                                675          705
Federated Department Stores, Inc.
    7.000% due 02/15/28                                330          294
First Security Corp.
    5.875% due 11/01/03                              3,000        3,135
First Union Corp.
    7.550% due 08/18/05                                650          719
Fleet Boston Corp.
    7.375% due 12/01/09                                400          440
FleetBoston Financial Corp.
    7.250% due 09/15/05                                725          795
Ford Motor Co.
    6.625% due 10/01/28                                 40           34
    7.450% due 07/16/31                                425          399
Ford Motor Credit Co.
    4.000% due 02/13/03                              2,000        1,968
    3.000% due 06/23/03 (b)                          1,500        1,478
    6.700% due 07/16/04                                775          803
    7.500% due 03/15/05                                650          676
    7.600% due 08/01/05                                100          105
    5.800% due 01/12/09                                400          372
    7.375% due 10/28/09                                635          645
Fred Meyer, Inc.
    7.450% due 03/01/08                                200          215
General Electric Capital Corp.
  Series A
    7.375% due 01/19/10                                260          302
General Motors Acceptance Corp.
    4.599% due 11/07/03 (b)                          2,100        2,061
    3.000% due 07/20/04 (b)                          2,700        2,628
    4.000% due 07/30/04 (b)                          1,600        1,542
    7.500% due 07/15/05                                575          600
    6.125% due 09/15/06                                495          493
    6.875% due 09/15/11                                240          236
    8.000% due 11/01/31                                 55           55
GEO Specialty Chemicals, Inc.
   10.125% due 08/01/08                                 30           26
Golden State Holdings
    7.125% due 08/01/05                              1,105        1,137
Goldman Sachs Group, Inc.
    6.875% due 01/15/11                                400          424
Goodyear Tire & Rubber Co.
    7.857% due 08/15/11                                100           97

                                                       Fixed Income III Fund 119

FIXED INCOME III FUND

                                                                October 31, 2001

                                                Principal        Market
                                                 Amount          Value
                                                  (000)          (000)
                                                    $              $
                                                ---------       ------
GS Escrow Corp.
    7.000% due 08/01/03                               425          435
GTE Corp.
    6.940% due 04/15/28                               240          247
GTE North, Inc.
    6.900% due 11/01/08                               165          179
Harrahs Operating Co., Inc.
    8.000% due 02/01/11                               205          212
Hartford Financial Services Group
    7.900% due 06/15/10                                60           68
Hartford Life, Inc.
    7.650% due 06/15/27                               140          155
HCA - The Healthcare Co.
    8.750% due 09/01/10                               150          169
    7.875% due 02/01/11                               200          213
Health Net, Inc.
    8.375% due 04/15/11                                95          102
Healthcare Realty Trust
    8.125% due 05/01/11                               625          655
Healthsouth Corp.
    10.750% due 10/01/08                               50           56
HMH Properties, Inc.
  Series A
    7.875% due 08/01/05                                90           79
Honeywell International, Inc.
    6.125% due 11/01/11                               230          237
Horseshoe Gaming Holding Corp.
    8.625% due 05/15/09                               300          303
Household Finance Corp.
    7.875% due 03/01/07                               395          446
    5.875% due 02/01/09                               465          465
    8.000% due 07/15/10                               180          205
Huntsman ICI Holdings LLC
  Zero Coupon due 12/31/09                            500          123
Intermedia Communications, Inc.
  Series B
    8.500% due 01/15/08                               110          111
International Paper Co.
    8.000% due 07/08/03                               350          374
    6.750% due 09/01/11                               175          179
Interpool Capital Trust
  Series B
    9.875% due 02/15/27                               300          204
Interpool, Inc.
    6.625% due 03/01/03                               105          105
Isle of Capri Casinos, Inc.
    8.750% due 04/15/09                               400          360
IT Group, Inc.
  Series B
    11.250% due 04/01/09                               70           63
John Q. Hammons Hotels
    8.875% due 02/15/04                                60           53
JP Morgan Chase & Co.
    6.750% due 02/01/11                               100          106
Kellogg Co.
  Series B
    7.450% due 04/01/31                               145          160
Keyspan Corp.
    7.250% due 11/15/05                               150          164
    7.625% due 11/15/10                               900        1,015
KMart Funding Corp.
  Series F
    8.800% due 07/01/10                               144          131
Kroger Co.
    7.250% due 06/01/09                               300          329
    8.000% due 09/15/29                               375          436
La Quinta Properties, Inc.
    7.250% due 03/15/04                                55           52
    7.400% due 09/15/05                                50           46
Lear Corp.
  Series B
    7.960% due 05/15/05                               300          303
Lehman Brothers Holdings, Inc.
    6.625% due 04/01/04                               275          293
    8.250% due 06/15/07                               450          516
Lodgenet Entertainment Corp.
    10.250% due 12/15/06                              110          102
Lowes Cos., Inc.
    6.875% due 02/15/28                               260          259
Mandalay Resort Group
  Series B
    10.250% due 08/01/07                               75           71
MBNA America Bank NA
    6.500% due 06/20/06                               125          128
  Series BKNT
    6.750% due 03/15/08                               480          472
MCI WorldCom, Inc.
    6.950% due 08/15/28                             1,100          963
MGM Grand, Inc.
    9.750% due 06/01/07                                10           10
Mohegan Tribal Gaming Authority
    8.125% due 01/01/06                               235          241
    8.750% due 01/01/09                               225          235
Morgan Stanley Dean Witter & Co.
    5.625% due 01/20/04                               575          601
    8.000% due 06/15/10                               590          676
National City Corp.
    6.875% due 05/15/19                               375          379
National Equipment Services, Inc.
  Series B
    10.000% due 11/30/04                               40           32
National Rural Utilities
    6.125% due 05/15/05                               800          839

120 Fixed Income I Fund

FIXED INCOME III FUND

                                                                October 31, 2001

                                                  PRINCIPAL       MARKET
                                                   AMOUNT         VALUE
                                                    (000)         (000)
                                                      $             $
                                                  ---------       ------
News America Holdings
    8.875% due 04/26/23                                 250          280
News America, Inc.
    6.625% due 01/09/08                                 275          283
    7.300% due 04/30/28                                 160          150
Nextel Communications
    9.375% due 11/15/09                                  50           35
Nextel Communications Step Up Bond
    10.650% due 09/15/07 (b)                            645          426
Nextel International, Inc.
    12.750% due 08/01/10                                 25            2
Niagara Mohawk Power Corp.
    6.875% due 04/01/03                                 250          259
  Series F
    7.625% due 10/01/05                                 435          466
Nisource Finance Corp.
    7.875% due 11/15/10                                 985        1,114
Norfolk Southern Corp.
    6.750% due 02/15/11                                 350          373
    7.800% due 05/15/27                                 325          363
Nortek, Inc.
  Series B
    9.125% due 09/01/07                                 130          123
Northrop Grumman Corp.
    7.750% due 02/15/31                                 650          723
Noveon, Inc.
  Series B
    11.000% due 02/28/11                                 20           20
Orion Power Holdings, Inc.
    12.000% due 05/01/10                                 40           48
Panamsat Corp.
    6.125% due 01/15/05                                 775          717
Penhall International Corp.
    12.000% due 08/01/06                                100           97
Pharmacia Corp.
    6.600% due 12/01/28                                 165          173
Phoenix Color Corp.
    10.375% due 02/01/09                                 50           36
Plains Resources, Inc.
  Series B
    10.250% due 03/15/06                                  5            5
  Series F
    10.250% due 03/15/06                                 25           25
Progress Energy, Inc.
    7.100% due 03/01/11                                 600          650
PSEG Energy Holdings, Inc.
    9.125% due 02/10/04                                 175          187
Public Service Co. New Mexico
    7.100% due 08/01/05                                 500          510
Pulte Corp.
    7.000% due 12/15/03                                 100          103
    7.625% due 10/15/17                                 150          138

PX Escrow Corp. Step Up Bond
    9.675% due 02/01/06 (b)                             450          167
Quest Diagnostic, Inc.
    6.750% due 07/12/06                                 250          262
Qwest Capital Funding
    7.250% due 02/15/11                               1,130        1,142
    7.750% due 02/15/31                                  30           29
Railamerica Transportation Corp.
    12.875% due 08/15/10                                 55           56
Raytheon Co.
    7.900% due 03/01/03                                 125          132
    8.200% due 03/01/06                                 350          388
    8.300% due 03/01/10                                 175          201
Reed ElSevier Capital, Inc.
    6.750% due 08/01/11                                  45           47
Rent-A-Center, Inc.
    11.000% due 08/15/08                                 95           92
Republic Services, Inc.
    7.125% due 05/15/09                                 250          265
    6.750% due 08/15/11                                 725          755
Rose Hills Corp.
    9.500% due 11/15/04                                  50           43
Royal Caribbean Cruises, Ltd.
    8.750% due 02/02/11                                 200          136
Safeway, Inc.
    7.250% due 02/01/31                                 180          193
Scotts Co.
    8.625% due 01/15/09                                 175          179
Sears Roebuck Acceptance Corp.
    6.250% due 05/01/09                                 630          622
Service Corp. International
    6.875% due 10/01/07                                 120          109
Silgan Holdings, Inc.
    9.000% due 06/01/09                                 100          100
Simon Property Group, LP
    6.375% due 11/15/07                                 645          652
Sinclair Broadcast Group, Inc.
    10.000% due 09/30/05                                 65           66
    8.750% due 12/15/07                                  20           19
Six Flags, Inc.
    9.750% due 06/15/07                                 175          178
Small Business Administration-SBIC
   Series 10B
    7.449% due 08/01/10                                 497          559
Sola International, Inc.
    6.875% due 03/15/08                                  45           31
Southern California Edison Co.
    6.650% due 04/01/29                                 570          433
Southland Corp.
    5.000% due 12/15/03                                 300          289
Spieker Properties, LP
    6.950% due 12/15/02                                 500          518

                                                       Fixed Income III Fund 121

FIXED INCOME III FUND

                                                                October 31, 2001

                                                  PRINCIPAL     MARKET
                                                    AMOUNT       VALUE
                                                     (000)       (000)
                                                       $           $
                                                  ---------     -------
Sprint Capital Corp.
    6.500% due 11/15/01                              5,000        5,003
    6.875% due 11/15/28                                856          781
Station Casinos, Inc.
    9.750% due 04/15/07                                 75           72
    8.375% due 02/15/08                                 85           85
    9.875% due 07/01/10                                 50           48
Sun Microsystems, Inc.
    7.650% due 08/15/09                                175          185
Suntrust Bank
    6.375% due 04/01/11                                350          366
Target Corp.
    7.500% due 08/15/10                                 95          107
    6.350% due 01/15/11                                 75           80
TCI Communications, Inc.
    8.650% due 09/15/04                                250          277
    9.800% due 02/01/12                                425          521
    7.875% due 02/15/26                                 45           47
Tenet Healthcare Corp.
    6.000% due 12/01/05                                650          592
Time Warner, Inc.
    7.975% due 08/15/04                                375          411
    8.110% due 08/15/06                                325          369
    7.570% due 02/01/24                                 90           94
    6.625% due 05/15/29                                185          175
Times Mirror Co.
    7.450% due 10/15/09                                400          433
Toledo Edison Co.
    8.700% due 09/01/02                                500          518
Travelcenters of America, Inc.
    12.750% due 05/01/09                                25           26
Trenwick Capital Trust I
    8.820% due 02/01/37                                375          289
Tricon Global Restaurants, Inc.
    8.875% due 04/15/11                                300          318
TRW, Inc.
    6.625% due 06/01/04                                550          569
    7.625% due 03/15/06                                215          228
U.S. Bancorp
  Series J
    6.875% due 12/01/04                                675          730
Ubquitel Operating Co. Step Up Bond
    14.000% due 04/15/10 (b)                            62           29
Unilever Capital Corp.
    7.125% due 11/01/10                                630          706
Union Planters Corp.
    7.750% due 03/01/11                                350          385
United Rentals, Inc.
  Series B
    8.800% due 08/15/08                                  5            4
    9.250% due 01/15/09                                140          127
United States Can Corp.
  Series B
    12.375% due 10/01/10                                95           81
URS Corp.
  Series B
    12.250% due 05/01/09                               120          123
US Airways Pass-Thru Certificate
  Series 2000-1
    8.110% due 02/20/17                                147          156
US West Capital Funding, Inc.
    6.875% due 07/15/28                                600          532
USX Corp.
    6.850% due 03/01/08                                600          645
Venture Holdings Trust
  Series B
    9.500% due 07/01/05                                 60           41
Verizon New England, Inc.
    6.500% due 09/15/11                                 40           42
Viacom, Inc.
    7.700% due 07/30/10                                875          980
Wachovia Corp.
    4.950% due 11/01/06                                700          703
Wal-Mart Stores, Inc.
    7.550% due 02/15/30                                190          225
Washington Mutual, Inc.
    7.500% due 08/15/06                                535          594
    8.250% due 04/01/10                                110          126
Waste Management, Inc.
    6.875% due 05/15/09                                175          181
    7.375% due 08/01/10                                475          507
    7.100% due 08/01/26                                300          314
    7.000% due 07/15/28                                340          326
Wells Fargo Bank NA
    6.450% due 02/01/11                                700          734
Westdeutsche Landesbank NY
    6.050% due 01/15/09                                400          415
Williams Cos, Inc.
  Series A
    7.500% due 01/15/31                                175          175
Williams Cos., Inc.
    7.750% due 06/15/31                                 40           41
Williams Scotsman, Inc.
    9.875% due 06/01/07                                 55           52
WorldCom, Inc.
    7.500% due 05/15/11                                725          741
    8.250% due 05/15/31                                675          691
                                                                -------
                                                                129,840
                                                                -------
EURODOLLAR BONDS - 4.0%
Brazil, Republic of
    3.000% due 04/15/06 (b)                          2,880        2,365

122 Fixed Income III Fund

FIXED INCOME III FUND

                                                                October 31, 2001

                                             PRINCIPAL       MARKET
                                              AMOUNT         VALUE
                                              (000)          (000)
                                                $              $
                                             ---------       ------
British Telecommunications PLC
    7.625% due 12/15/05                            250          273
Bulgaria, National Republic of
  Series A
    5.000% due 07/28/12 (b)                        165          134
Calpine Canada Energy Finance
    8.500% due 05/01/08                            560          569
Colombia, Republic of
    11.750% due 02/25/20                           180          175
Deutsche Telekom International
  Finance BV Step Up Bond
    8.250% due 06/15/30 (b)                        290          319
Fresenius Medical Care
  Capital Trust V
    7.375% due 06/15/11                             35           32
Goldman Sachs Group LP
    3.000% due 04/08/05 (b)                      1,900        1,867
Household Bank Nevada NA
    3.000% due 10/22/03 (b)                      4,000        3,992
Huntsman International
    10.125% due 07/01/09                            15           10
Kamps AG
    8.000% due 09/26/05                             35           32
KBC Bank Funding Trust II
    7.000% due 06/30/49 (b)                      1,000          908
Koninklijke KPN NV
    7.500% due 10/01/05                            265          224
KPNQwest BV
    8.125% due 06/01/09                            200          124
Manitowoc Co., Inc.
    10.375% due 05/15/11                            15           13
Morgan Stanley Dean Witter
  Series T
    4.000% due 03/11/03 (b)                      2,000        2,001
Panama, Republic of
    9.625% due 02/08/11                            100          101
    5.000% due 07/17/16 (b)                         74           57
Peru, Republic of
    5.000% due 03/07/17 (b)                        180          130
Poland, Republic of
    4.000% due 10/27/24 (b)                        800          598
Royal Bank of Scotland Group PLC
  Series 3
    7.816% due 12/31/05                            310          340
  Series 1
    9.118% due 03/31/49 (e)                      2,200        2,592
Russian Federation
    8.250% due 03/31/10                            125           98
Russian Federation,
  Ministry of Finance
    12.750% due 06/24/28                           100          100
Sola International, Inc.
    11.000% due 03/15/08                            10            9
Tembec Industries, Inc.
    8.500% due 02/01/11                            190          198
United Mexican States
    9.875% due 01/15/07                             85           95
    8.125% due 12/30/19                            170          162
    8.300% due 08/15/31                            150          143
                                                             ------
                                                             17,661
                                                             ------
MORTGAGE-BACKED SECURITIES - 47.1%
Ameriquest Mortgage Securities, Inc.
  Series 2000-2 Class A
    4.000% due 07/15/30 (b)                        916          917
Aurora Loan Services
  Series 2000-2 Class 2A1
    5.000% due 05/25/30 (b)                      1,237        1,239
Banc of America Commercial
  Mortgage, Inc.
  Series 2002-2 Class A2
    7.197% due 05/15/10                            375          415
Bear Stearns Adjustable Rate
  Mortgage Trust
  Series 2000-1 Class A1
    7.000% due 12/25/30 (b)                      2,003        2,035
Bear Stearns Commercial Mortgage
  Securities, Inc.
  Series 1999-WF2 Class A2
    7.080% due 06/15/09                            400          440
  Series 1999-WF2 Class D
    7.186% due 10/15/10                            800          873
Chase Commercial Mortgage
  Securities Corp.
  Series 1997-2 Class D
    6.600% due 12/19/07                          1,325        1,374
  Series 1999-2 Class A2
    7.198% due 11/15/09                            500          552
Chase Mortgage Finance Corp.
  Series 1994-C Class A6
    6.250% due 02/25/10                            287          297
Countrywide Home Loans
  Series 2000-2 Class A2
    7.750% due 04/25/30                             83           84
Credit Suisse First Boston Mortgage
  Securities Corp.
  Series 2001-S18 Class A2
    3.000% due 08/25/31 (b)                      3,028        3,038
DLJ Mortgage Acceptance Corp.
  Series 1996-Q5 Class A1
    3.000% due 06/25/26 (b)                        335          336

                                                       Fixed Income III Fund 123

FIXED INCOME III FUND

                                                                October 31, 2001

                                                 PRINCIPAL     MARKET
                                                  AMOUNT       VALUE
                                                  (000)        (000)
                                                    $            $
                                                ----------   ----------
Federal Home Loan Mortgage Corp.
    7.000% 15 Year TBA Gold (d)                      1,703        1,788
    6.000% 30 Year TBA Gold (d)                      2,474        2,506
    6.500% 30 Year TBA Gold (d)                      3,346        3,444
    7.500% 30 Year TBA Gold (d)                      4,311        4,517
    8.000% 30 Year TBA Gold (d)                      2,494        2,639
    6.000% 15 Year TBA (d)                           1,226        1,262
    7.500% 15 Year TBA (d)                           1,117        1,177
  Series 1037 Class Z
    9.000% due 02/15/21                                443          473
  Series 2006 Class B
    6.500% due 08/15/23                              1,823        1,841
  Series 2130 Class SA
    21.992% due 06/15/28 (b)                           175          185
  Series 2141 Class SD
    5.000% due 04/15/29 (b)                          1,211          128
Federal Home Loan Mortgage Corp.
  Interest Only Strip
  Series 207 Class IO
    7.000% due 04/01/30                                744           94
Federal Home Loan Mortgage Corp.
  Participation Certificate
    8.500% due 2017                                    377          406
    10.500% due 2017                                   184          208
    10.000% due 2020                                   372          418
    8.500% due 2025                                    191          205
    7.000% due 2027 (b)                                433          441
    8.500% due 2027                                    954        1,018
    6.500% due 2028                                     31           32
    7.000% due 2028 (b)                                763          780
    7.500% due 2030                                    132          138
    7.813% due 2030                                    360          380
    8.000% due 2030                                    475          503
    8.000% due 2031                                    700          741
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Interest Only Strip
  Series 191 Class IO
    8.000% due 01/01/28                                334           58
  Series 215 Class IO
    8.000% due 06/01/31                                570           65
Federal Home Loan Mortgage Corp.
  Structured Pass-Thru Securities
  Series T-31 Class A1
    5.938% due 06/25/15                                159          160
Federal Home Loan Mortgage
  Participation Certificate
  Step Up Bond
  Series 1707 Class S
    6.240% due 03/15/24 (b)                          1,084          131

Federal National Mortgage Association
    6.625% due 11/15/10                                740          836
    6.500% 15 Year TBA (d)                           1,678        1,744
    6.000% 30 Year TBA (d)                           6,300        6,362
    6.500% 30 Year TBA (d)                          10,390       10,676
    7.000% 30 Year TBA (d)                          10,924       11,354
    7.500% 30 Year TBA (d)                           1,350        1,414
    8.000% 30 Year TBA (d)                           2,950        3,118
    6.000% due 2003                                     93           95
    10.000% due 2005                                    43           45
    6.500% due 2016                                  1,726        1,794
    10.000% due 2016                                    45           50
    10.000% due 2018                                   284          318
    8.000% due 2024 (b)                                 57           57
    10.000% due 2024                                   272          305
    2.340% due 2025 (b)                                216          221
    7.718% due 2026                                  1,199        1,248
    6.500% due 2029                                    291          300
    7.000% due 2029                                  2,280        2,376
    8.500% due 2029                                     19           21
    7.500% due 2030                                  4,758        4,983
    8.500% due 2030                                  5,337        5,680
    9.500% due 2030                                    611          669
    6.000% due 2031                                  7,101        7,186
    6.500% due 2031                                  1,150        1,183
    7.000% due 2031                                    200          208
    8.000% due 2031                                  4,600        4,864
    8.500% due 2031                                  4,357        4,636
  Series 1997-77 Class G
    6.500% due 05/18/23                                861          918
Federal National Mortgage
  Association (REMIC)
  Series 1992-10 Class ZD
    8.000% due 11/25/21                              2,161        2,366
  Series 2001-24 Class FA
    3.000% due 10/25/24 (b)                             65           65
Federal National Mortgage
  Association Interest Only Strip
  Series 281 Class 2
    9.000% due 11/01/26                                324           43
  Series 306 Class IO
    8.000% due 05/01/30                              1,019          138
First Nationwide Trust
  Series 2001-4 Class 3A5
    4.000% due 09/25/31 (b)                          3,031        3,030
First Union National Bank-Chase
  Manhattan Bank Commercial
  Mortgage Trust
  Series 1999-C2 Class A2
    6.645% due 04/15/09                                450          485

124 Fixed Income III Fund

FIXED INCOME III FUND

                                                                October 31, 2001

                                             PRINCIPAL        MARKET
                                               AMOUNT         VALUE
                                               (000)          (000)
                                                 $              $
                                             ---------       -------
GE Capital Commercial Mortgage Corp.
  Series 2001-1 Class A1
     6.079% due 10/15/10                           244           257
GMAC Commercial Mortgage
  Securities, Inc.
  Series 1997-C1 Class A2
     6.850% due 09/15/06                           200           214
  Series 1998-C1 Class A2
     6.700% due 03/15/08                         3,000         3,202
  Series 1998-C2 Class A2
     6.420% due 08/15/08                           425           453
Government National
  Mortgage Association
     6.000% 30 Year TBA (d)                      2,500         2,542
     6.500% 30 Year TBA (d)                      1,000         1,014
     6.500% 30 Year TBA (d)                     30,000        30,982
     7.000% 30 Year TBA (d)                      8,300         8,663
    10.500% due 03/15/16                           149           171
    11.000% due 06/15/20                           267           307
    10.000% due 08/15/22                           249           281
     8.000% due 2023 (b)                           666           688
     7.000% due 2024                             1,241         1,285
     7.500% due 2024                               241           255
     8.000% due 2024 (b)                         1,280         1,325
     6.000% due 2025 (b)                           306           315
     6.375% due 2025                               995         1,023
     6.500% due 2025                                26            27
     6.750% due 2025                                38            39
     7.000% due 2026                               756           782
     6.000% due 2027 (b)                           973           999
     6.125% due 2027                               130           135
     8.000% due 2027 (b)                         1,021         1,057
     6.000% due 2028 (b)                            44            45
     6.500% due 2028                             1,541         1,592
     6.000% due 2029                             3,542         3,602
     6.500% due 2029                                39            40
     7.500% due 2029                               562           591
     7.500% due 2029 (b)                           989         1,040
     8.000% due 2029                               571           605
     7.500% due 2030                             1,053         1,107
     8.000% due 2030                            10,561        11,172
     6.000% due 2031                               395           402
     6.500% due 2031                               195           202
     7.000% due 2031                             1,917         2,000
     7.500% due 2031                               816           857
     8.000% due 2060                                50            52
  Series 1999-27 Class SE
     6.000% due 08/16/29 (b)                       865            78
  Series 2000-9 Class SH
     6.000% due 02/16/30 (b)                     2,213           244
Government National Mortgage Association
  Pass-Thru Certificate
  Series 1999-44 Class SA
     6.000% due 12/16/29 (b)                     1,202           121
Government National
  Mortgage Association Pools
     6.000% due 2030 (b)                         2,229         2,278
JP Morgan Chase Commercial
  Mortgage Securities Corp.
  Series 2001-CIB2 Class A3
     6.429% due 04/15/35                           250           264
LB-UBS Commercial Mortgage Trust
  Series 2000-C3 Class A1
     7.950% due 07/15/09                           194           217
  Series 2000-C4 Class A2
     7.370% due 06/15/10                           400           446
Morgan Stanley Dean Witter Capital I
  Series 2001-IQA Class A1
     4.570% due 12/18/32                           550           551
  Series 2001-TOP1 Class A4
     6.660% due 02/15/33                           300           324
  Series 2000-LIF2 Class A2
     7.200% due 10/15/33                           500           553
PNC Mortgage Acceptance Corp.
  Series 2000-C2 Class A2
     7.300% due 09/12/10                           400           443
PNC Mortgage Securities Corp.
  Series 2000-4 Class CB2
     6.820% due 06/25/30                           348           348
  Series 2000-4 Class CB3
     6.820% due 06/25/30                           193           185
Resolution Trust Corp.
  Series 1994 - C2 Class G
     8.000% due 04/25/25                           346           346
  Series 1994-1 Class M-2
     7.750% due 09/25/29                           288           287
Salomon Brothers Mortgage Secs VII
  Series 1994-16 Class A
     8.000% due 11/25/24 (b)                       107           109
  Series 1999-NC3 Class A
     3.000% due 07/25/29 (b)                     1,099         1,101
  Series 1999-NC4 Class A
     2.000% due 09/25/29 (b)                     1,555         1,560
  Series 2000-C3 Class A2
     6.592% due 10/18/10                           500           535
  Pass-Thru Certificate
  Series 2001-C1 Class A3
     6.428% due 12/18/35                           250           265
Vendee Mortgage Trust
  Series 2000-1 Class 2G
     7.250% due 06/15/09                           260           279
                                                             -------
                                                             205,983
                                                             -------

                                                       Fixed Income III Fund 125

FIXED INCOME III FUND

                                                                October 31, 2001

                                         PRINCIPAL        MARKET
                                           AMOUNT          VALUE
                                           (000)           (000)
                                             $               $
                                        -----------       -------
NON-US BONDS - 3.4%
Callahan Nordrhein Westfalen
    14.125% due 07/15/11                EUR      50            26
Colt Telecom Group PLC
  Series DBC
    7.625% due 07/31/08                 EUR      75            24
Coral Group Holdings PLC
  Series B
    13.500% due 09/30/09                GBP      12            18
Diamond Holdings PLC
    10.000% due 02/01/08                GBP      10            11
Energis PLC
    9.500% due 06/15/09                 GBP      55            61
Germany, Federal Republic of
  Series 136
    5.000% due 08/19/05                 EUR  13,200        12,449
  Series 137
    5.000% due 02/17/06                 EUR     300           283
HMV Media Group PLC
  Series B
    10.875% due 05/15/08                GBP      10            11
Hungary, Government of
    9.500% due 01/12/02                 HUF  19,400            68
  Series 02/K
    9.500% due 06/12/02                 HUF 143,700           505
  Series 02/I
    12.500% due 09/24/02                HUF   8,170            29
  Series 02/L
    9.000% due 11/24/02                 HUF   8,940            31
Jones Lang LaSalle Finance
    9.000% due 06/15/07                 EUR      10             9
Kappa Beheer BV
    10.625% due 07/15/09                EUR      30            29
  Series WW
    12.500% due 07/15/09                EUR      50            47
Kappa Beheer BV
  Step Up Bond
    13.000% due 07/15/09 (b)            EUR       5             4
Koninklijke KPN NV
  Series E
    7.250% due 04/12/06                 EUR      15            12
KPNQwest BV
    8.875% due 02/01/08                 EUR      50            30
Lesotho Highlands Water
    12.000% due 12/01/05                ZAR     650            73
    13.000% due 09/15/10                EUR     850           101
Marconi Corp. PLC
    5.625% due 03/30/05                 EUR      25             9
Ono Finance PLC
    14.000% due 02/15/11                EUR      75            46

Philippines, Republic of
    10.625% due 03/16/25                EUR     125           107
Poland, Government of
  Series 1202
  Zero Coupon due 12/21/02              PLN     264            57
Poland, Government of
  Zero Coupon due 04/21/03              PLN     510           106
  Series 0803
  Zero Coupon due 08/21/03              PLN   1,080           218
Premier International Foods PLC
  Series L
    12.250% due 09/01/09                GBP      15            23
PTC International Finance
    11.250% due 12/01/09                EUR      60            52
Regional Independent Media
  Step Up Bond
  Zero Coupon due 07/01/08 (b)          GBP      45            52
Sogerim SA
  Series E
    7.000% due 04/20/11                 EUR      20            18
South Africa, Republic of
  Series 184
    12.500% due 12/21/06                ZAR     958           111
Telewest Communications PLC
  Zero Coupon due 04/15/09 (b)          GBP      20            13
  Series GBP
    9.875% due 02/01/10                 EUR      50            53
TM Group Holdings
    11.000% due 05/15/08                EUR      20            21
United Pan-Europe Communications
    11.250% due 02/01/10                EUR      50             7
Vantico Group SA
  Series EUR
    12.000% due 08/01/10                EUR      15             9
                                                          -------
                                                           14,723
                                                          -------
UNITED STATES GOVERNMENT
AGENCIES - 2.3%
Federal National Mortgage Association
    5.125% due 02/13/04                       4,750         4,983
   Zero Coupon due 06/01/17 (g)               1,350           548
Small Business Administration
   Series 97-D
    7.500% due 04/01/17                       4,323         4,746
                                                          -------
                                                           10,277
                                                          -------
126 Fixed Income III Fund

FIXED INCOME III FUND

                                                                October 31, 2001

                                                PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
                                                 (000)         (000)
                                                   $             $
                                               ----------    ----------
UNITED STATES GOVERNMENT
TREASURIES - 9.0%
United States Inflation -
  Indexed Treasury Notes
    3.500% due 01/15/11                               204           212
    3.375% due 04/15/32                             1,125         1,171
United States Treasury Bond
  Principal Strip
  Zero Coupon due 11/15/21                          2,700           934
United States Treasury Bonds
    6.125% due 11/15/27                             2,000         2,306
    3.625% due 04/15/28                               549           589
    3.875% due 04/15/29                             4,970         5,573
    6.250% due 05/15/30                             8,820        10,499
United States Treasury Notes
    5.125% due 12/31/02 (g)                           550           569
    5.750% due 04/30/03                               410           431
    6.750% due 05/15/05                             3,960         4,426
    4.625% due 05/15/06                             4,250         4,445
    3.375% due 01/15/07 (g)                         4,821         4,985
    3.625% due 01/15/08                             2,197         2,296
    3.875% due 01/15/09                               108           115
    5.000% due 02/15/11                               900           950
                                                             ----------
                                                                 39,501
                                                             ----------
YANKEE BONDS - 2.4%
Abbey National PLC
    7.000% due 06/29/49 (b)(e)                        275           280
Abitibi-Consolidated, Inc.
    8.850% due 08/01/30                               735           724
Alberta Energy Co., Ltd.
    8.125% due 09/15/30                               340           376
Amvescap PLC
    6.600% due 05/15/05                               875           924
Avecia Group PLC
    11.000% due 07/01/09                               10            10
British Sky Broadcasting Group PLC
    8.200% due 07/15/09                               525           539
Carnival Corp.
    6.150% due 10/01/03                               175           178
    6.150% due 04/15/08                               225           212
Colt Telecom Group PLC
  Step Up Bond
    12.000% due 12/15/06 (b)                          170           138
Domtar, Inc.
    8.750% due 08/01/06                               325           355
    7.875% due 10/15/11                               275           286
    9.500% due 08/01/16                               150           175
Dynacare, Inc.
    10.750% due 01/15/06                               55            57
Edperbrascan Corp.
    7.125% due 12/16/03                               775           804
Glencore Nickel Party, Ltd.
    9.000% due 12/01/14                               250           158
Global Crossing Holdings, Ltd.
    9.125% due 11/15/06                               315            51
GT Group Telecom, Inc.
  Step Up Bond
    13.000% due 02/01/10 (b)                          445            82
Koninklijke KPN NV
    8.000% due 10/01/10                               200           170
    8.375% due 10/01/30                               425           336
National Westminster Bank PLC
    8.000% due 04/29/49 (e)                           475           521
Nortel Networks, Ltd.
    6.125% due 02/15/06                               300           229
NTL Communications Corp.
    12.375% due 02/01/08                               50            28
Quebec, Province of
    7.500% due 07/15/23                               600           697
Regional Independent Media
    10.500% due 07/01/08                               60            60
Royal Caribbean Cruises, Ltd.
    7.000% due 10/15/07                               750           533
    7.500% due 10/15/27                               100            57
Royal Caribbean Cruises, Ltd.
  Zero Coupon due 05/18/21                             75            19
Stagecoach Holdings PLC
    8.625% due 11/15/09                               275           267
Telus Corp.
    8.000% due 06/01/11                               435           474
TM Group Holdings
    11.000% due 05/15/08                               10            10
Tyco International Group SA
    6.000% due 06/15/03 (b)                           975         1,012
    6.375% due 06/15/05                               300           315
    6.750% due 02/15/11                               225           240
    7.000% due 06/15/28                                35            35
Vodafone Group PLC
    7.750% due 02/15/10                               100           111
  Series B
    7.875% due 02/15/30                               125           142
                                                             ----------
                                                                 10,605
                                                             ----------

TOTAL LONG-TERM INVESTMENTS
(cost $435,614)                                                 446,180
                                                             ----------

                                                       Fixed Income III Fund 127

FIXED INCOME III FUND

                                                                October 31, 2001

                                                  NATIONAL       MARKET
                                                   AMOUNT        VALUE
                                                   (000)         (000)
                                                     $             $
                                                 ---------     ---------
OPTIONS PURCHASED - 0.1%
Eurodollar Futures (c)
  Dec 92.50 Put                                        450             2
  Dec 94.25 Put                                         83             0
  Dec 95.00 Put                                        100             1
  Dec 95.25 Put                                        953             2
  Jun 93.75 Put                                      1,010             3
  Jun 94.75 Put                                      1,500             4
  Jun 95.00 Put                                        100             1
Eurodollar One Year Midcurve Futures (c)
  Dec 92.50 Put                                      1,230             6
  Jun 93.50 Put                                        225             2
Three Month LIBOR (c)
  May 4.00 Call                                     13,250           310
Twelve Month LIBOR (c)
  Sep 4.07 Call                                      9,850            83
United States Treasury Notes (c)
  Dec 104.23 Call                                    1,130             3
  Jan 99.44 Call                                     2,950           132
  Mar 103.05 Call                                      175             5
                                                               ---------
TOTAL OPTIONS PURCHASED
(cost $191)                                                          545
                                                               ---------

                                                  NUMBER
                                                    OF
                                                  SHARES
                                                 ---------
PREFERRED STOCKS - 0.4%
California Federal Preferred Capital Corp.              29           740
Equity Office Properties Trust (h)                      15           670
Paxson Communications Corp.                              1           364
Six Flags, Inc. (conv.)                                  6           119
                                                               ---------
TOTAL PREFERRED STOCKS
(cost $1,967)                                                      1,893
                                                               ---------

                                                 PRINCIPAL
                                                  AMOUNT
                                                   (000)
                                                     $
                                                 ---------
SHORT-TERM INVESTMENTS - 23.6%
BP Amoco Capital PLC
    2.640% due 11/01/01                             13,000
Federal Farm Credit Bank
   Discount Notes
    5.410% due 11/02/01                                250
    2.140% due 11/27/01                                205
    3.280% due 12/05/01                                100

                                                  PRINCIPAL       MARKET
                                                   AMOUNT         VALUE
                                                   (000)          (000)
                                                     $              $
                                                 ---------      ---------
Federal Home Loan Bank
   Discount Notes (f)
    3.430% due 11/02/01                                205           205
    2.300% due 11/07/01                                200           200
    3.390% due 11/09/01                                195           195
    3.320% due 11/14/01                                100           100
    2.290% due 11/19/01                              4,105         4,100
    2.250% due 11/23/01                                120           120
    3.160% due 12/10/01                                200           199
    2.100% due 01/22/02                                200           198
    3.340% due 02/08/02                                200           197
    3.320% due 02/13/02                                105           103
    3.980% due 04/18/02                                200           193
Federal Home Loan Mortgage Corp.
   Discount Notes (f)
    2.370% due 11/05/01                                262           262
    2.330% due 11/14/01                              4,025         4,022
    3.340% due 11/15/01                                147           147
Federal National Mortgage Association
   Discount Notes (f)
    2.480% due 11/01/01                              5,200         5,200
    3.320% due 11/21/01                                140           140
    3.290% due 11/05/01                                100           100
    2.400% due 11/06/01                                180           180
    2.350% due 11/09/01                                295           295
    2.330% due 11/14/01                             12,950        12,938
    2.270% due 11/23/01                                335           335
    2.240% due 11/27/01                                126           126
    3.200% due 11/29/01                                300           299
    2.290% due 12/03/01                                100           100
    2.270% due 12/10/01                                270           269
    2.080% due 12/13/01                              7,325         7,309
    5.334% due 12/14/01                                538           536
    2.250% due 12/17/01                                100           100
Frank Russell Investment Company
  Money Market Fund (a)                             45,888        45,888
General Electric Capital Corp.
  Commercial Paper
    6.570% due11/07/01 (f)                           1,800         1,797
Italy, Republic of
    3.500% due 11/01/01                ITL             800           720
Sears Roebuck Acceptance Corp.
    2.540% due 11/05/01                              1,400         1,399
United States Treasury Bills
    2.240% due 02/07/02 (f)(g)(i)                      300           297
Walt Disney Co.
    2.960% due 02/06/02                              1,400         1,387
                                                               ---------
TOTAL SHORT-TERM INVESTMENTS
(cost $103,198)                                                  103,211
                                                               ---------

See accompanying notes which are an integral part of the financial statements.

128 Fixed Income III Fund

FIXED INCOME III FUND

                                                                October 31, 2001

                                                                  MARKET
                                                  NUMBER          VALUE
                                                    OF            (000)
                                                  SHARES            $
                                                 -------        --------
WARRANTS - 0.0%
GT Group Telecom, Inc. (c)
  2010 Warrants                                      950              12
United Mexican States (c)
  2003 Warrants                                  484,000               2
                                                                --------
TOTAL WARRANTS
(cost $49)                                                            14
                                                                --------

TOTAL INVESTMENTS - 125.9%
(identified cost $541,019)                                       551,852

OTHER ASSETS AND LIABILITIES,
INCLUDING OPTIONS WRITTEN
NET - (25.9%)                                                   (113,374)
                                                                --------

NET ASSETS - 100.0%                                              438,478
                                                                ========

(a) At net asset value.
(b) Adjustable or floating rate security.
(c) Nonincome-producing security.
(d) Forward commitment.
(e) Perpetual floating rate note.
(f) Rate noted is yield-to-maturity from date of acquisition.
(g) Held as collateral in connection with options written and futures contracts purchased (sold) by the Fund.
(h) Real Estate Investment Trust (REIT).
(i) At amortized cost, which approximates market.

Abbreviations:
LIBOR - London Inter-Bank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

Foreign Currency Abbreviations
ARS - Argentine peso
BRL - Brazilian real
CLP - Chilean peso
CNY - Chinese renminbi yuan
COP - Colombian peso
CRC - Costa Rica colon
CZK - Czech koruna
EGP - Egyptian pound
EUR - Euro dollar
GBP - British pound sterling
GRD - Greek drachma
HUF - Hungarian forint
IRL - Italian lira
ILS - Israeli shekel
INR - Indian rupee
PY - Japanese yen
KES - Kenyan shilling
KRW - South Korean won
MXN - Mexican peso
PEN - Peruvian nouveau sol
PHP - Philippine peso
PLN - Polish zloty
RUB - Russian ruble
SKK - Slovakian koruna
TRL - Turkish lira
USD - United States dollar
VEB - Venezuelan bolivar
ZAR - South African rand

  See accompanying notes which are an integral part of the financial statements.

                                                       Fixed Income III Fund 129

FIXED INCOME III FUND

                                                                October 31, 2001


                                             NOTIONAL        UNREALIZED
                                              AMOUNT        APPRECIATION
                                               (000)       (DEPRECIATION)
FUTURES CONTRACTS                                $              (000)
                                             --------      -------------

LONG POSITIONS
Germany, Federal Republic
  5 Year Bonds
  expiration date 12/01                         3,732      $          70
  10 Year Bonds
  expiration date 12/01                         7,392                184

LIBOR
  expiration date 06/02                           360                  8
  expiration date 03/02                           720                 16
  expiration date 09/02                         4,184                 69
  expiration date 12/02                           715                 12


Municipal Bond Index
  expiration date 12/01                         4,556                102

United States Treasury Bonds
  expiration date 12/01                        23,965              1,192

United States Treasury 10 Year Notes
  expiration date 12/01                         7,025                290

SHORT POSITIONS
United States Treasury Bonds
  expiration 12/01                                552                (32)

United States Treasury 5 Year Notes
  expiration date 12/01                        17,578               (332)

United States Treasury 10 Year Notes
  expiration date 12/01                        19,181               (780)
                                                           -------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures

  Contracts                                                $         799
                                                           =============

                                             NOTIONAL          MARKET
                                              AMOUNT           VALUE
                                              (000)            (000)
OPTIONS WRITTEN                                 $                $
                                             --------      -------------

Eurodollar Futures
  Jun 97.00 Call                                   53                 35
  Dec 95.00 Put                                    43                 --
  Jun 95.75 Put                                 1,180                 18
  Dec 95.50 Put                                   155                 --
  Jun 95.50 Put                                 4,300                 43
  Dec 96.00 Put                                    45                 --
  Jun 96.00 Put                                   133                  3
Federal National Mortgage Association
  Dec 102.17 Call                               1,225                  3
Twelve Month LIBOR
  Sept 4.57 Put                                 9,850                 10
Swap Option Three Month LIBOR
  Oct 6.00 Call                                   700                 36
  Oct 5.97 Call                                 3,000                150
  Oct 6.00 Put                                    700                 26
  Oct 5.97 Put                                  3,000                113
United States Treasury Notes
  Jan 102.91 Call                               2,950                 63
  Mar 107.58 Call                                 175                  2
  Jan 95.97 Put                                 2,950                  2
  Mar 98.52 Put                                   175                  1
United States Treasury Notes
  10 Year Futures
  Feb 112.00 Call                                  16                 21
  Nov 108.00 Put                                    3                 --
                                                           -------------
Total Liability for Options Written
  (premiums received $1,885)                                         526
                                                           =============


See accompanying notes which are an integral part of the financial statements.

130 Fixed Income III Fund

FIXED INCOME III FUND

                                                                October 31, 2001

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                           UNREALIZED
 CONTRACTS TO         IN EXCHANGE                         APPRECIATION
   DELIVER                FOR            SETTLEMENT      (DEPRECIATION)
    (000)                (000)              DATE             (000)
-------------     ------------------     ----------     ---------------
USD        10     BRL             31     02/08/2002     $            --
USD        18     BRL             51     12/06/2001                   1
USD        41     BRL            110     02/08/2002                  (2)
USD        42     BRL            121     12/26/2001                   2
USD        70     BRL            188     02/08/2002                  (4)
USD        72     BRL            188     12/06/2001                  (3)
USD        --     CLP            169     12/12/2001                  --
USD        53     CLP         31,518     12/12/2001                  (9)
USD        99     CLP         58,984     12/13/2001                 (17)
USD       147     CLP         86,363     02/27/2002                 (28)
USD        11     CNY             91     12/04/2001                  --
USD        15     CNY            124     11/16/2001                  --
USD        17     CNY            141     11/05/2001                  --
USD        31     CNY            257     11/30/2001                  --
USD       149     CNY          1,234     11/15/2001                  --
USD       200     CNY          1,656     11/23/2001                  --
USD        39     COP         90,558     11/28/2001                  --
USD        44     COP        102,124     11/19/2001                  --
USD        49     COP        114,072     11/30/2001                  --
USD        57     COP        132,867     11/30/2001                  --
USD        71     COP        167,489     12/07/2001                   1
USD        92     COP        214,820     11/14/2001                   1
USD       110     COP        257,290     11/13/2001                   1
USD       154     COP        361,900     11/02/2001                   3
USD       156     COP        362,700     12/03/2001                  --
USD        17     CRC          5,800     12/17/2001                  --
USD        28     CRC          9,542     12/11/2001                  --
USD       140     CRC         47,515     11/23/2001                  --
EUR        26     CZK            877     12/10/2001                  --
EUR        26     CZK            877     12/10/2001                  --
EUR        56     CZK          1,897     11/13/2001                  (1)
EUR        56     CZK          1,897     11/13/2001                   1
EUR        63     CZK          2,130     11/09/2001                  (1)
EUR        63     CZK          2,130     11/09/2001                   1
EUR        67     CZK          2,248     12/17/2001                  (1)
EUR        67     CZK          2,248     12/17/2001                   1
EUR        92     CZK          3,099     11/13/2001                  (1)
EUR        92     CZK          3,099     11/13/2001                   2
EUR       207     CZK          7,063     02/13/2002                  --
EUR       207     CZK          7,063     02/13/2002                   2
EUR       218     CZK          7,460     12/10/2001                  --
EUR       218     CZK          7,460     12/10/2001                   4
USD        13     EGP             58     11/05/2001                  --
USD        19     EGP             81     11/08/2001                  --
USD        26     EGP            113     11/19/2001                  --
USD        38     EGP            164     11/13/2001                  --
USD        87     EGP            374     11/13/2001                  --
USD         8     EUR              8     01/31/2002                  --
USD        53     EUR             59     11/29/2001                  --
USD        69     EUR             78     01/31/2002                   1
USD       409     EUR            460     01/31/2002                   4
USD     2,517     EUR          2,746     01/11/2002                 (54)
USD       724     EUR            800      11/29/01                   (5)
USD        38     GBP             27     01/31/2002                   1
USD       101     ILS            431     01/22/2002                  (2)
USD        17     INR            823     11/05/2001                  --
USD        20     INR            977     12/18/2001                  --
USD       107     INR          5,122     11/06/2001                  --
USD       108     INR          5,314     12/10/2001                   3
USD       146     INR          6,973     11/20/2001                  (1)
USD       171     INR          8,186     11/06/2001                  --
USD       510     INR         24,414     11/06/2001                  (1)
USD        37     KES          2,938     11/15/2001                  --
USD        23     KRW         30,211     11/13/2001                  --
USD        64     KRW         84,102     11/13/2001                   1
USD        86     KRW        113,107     11/13/2001                   2
USD        97     KRW        125,518     11/13/2001                  --
USD       137     KRW        178,347     11/23/2001                   1
USD         9     MXN             85     06/11/2002                  --
USD        29     MXN            308     10/10/2002                   1
USD        45     MXN            480     03/12/2002                   6
USD        90     MXN            870     11/16/2001                   4
USD        95     MXN            880     11/30/2001                  --
USD        98     MXN            973     06/11/2002                   2
USD       100     MXN            930     11/27/2001                  --
USD       123     MXN          1,146     11/23/2001                  (1)
USD       147     MXN          1,526     12/19/2001                  16
USD       200     MXN          2,070     04/18/2002                  14
USD        53     PEN            185     12/17/2001                  --
USD        95     PEN            329     12/19/2001                  --
USD       158     PEN            556     12/07/2001                   3
USD        15     PHP            795     12/03/2001                  --
USD        48     PHP          2,534     12/11/2001                  --
USD        74     PHP          3,883     12/05/2001                  --
USD        77     PHP          4,036     11/13/2001                   1
USD        88     PHP          4,617     11/14/2001                   1
USD        97     PHP          4,993     11/05/2001                  (1)
USD        20     PLN            103     11/20/2001                   5
USD        43     PLN            199     09/30/2002                   2
USD        57     PLN            246     12/03/2001                   3
USD        76     PLN            337     11/20/2001                   6
USD        91     PLN            397     12/04/2001                   5
USD       201     PLN            997     12/07/2001                  40
USD       220     PLN          1,130     11/16/2001                  54
USD        25     RUB            763     01/23/2002                  --
USD        38     RUB          1,130     11/14/2001                  --

  See accompanying notes which are an integral part of the financial statements.

                                                       Fixed Income III Fund 131

FIXED INCOME III FUND

                                                                October 31, 2001

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                       UNREALIZED
CONTRACTS TO        IN EXCHANGE                       APPRECIATION
  DELIVER              FOR            SETTLEMENT     (DEPRECIATION)
  (000)               (000)              DATE            (000)
------------    ------------------   -----------     -------------

USD       50    RUB          1,490    11/27/2001           $   --
USD       55    RUB          1,636    11/05/2001               --
USD       86    RUB          2,580    12/17/2001               --
USD       90    RUB          2,677    11/20/2001               --
USD       92    RUB          2,737    11/19/2001               --
USD      180    RUB          5,345    11/06/2001               --
EUR       22    SKK            981    04/30/2002               (1)
EUR       22    SKK            981    04/30/2002                1
EUR       33    SKK          1,438    11/23/2001               (1)
EUR       33    SKK          1,438    11/23/2001                1
EUR       75    SKK          3,282    12/17/2001               (1)
EUR       75    SKK          3,282    12/17/2001                1
EUR      115    SKK          5,051    02/15/2002               (3)
EUR      115    SKK          5,051    02/15/2002                2
EUR      136    SKK          5,939    11/09/2001               (3)
EUR      136    SKK          5,939    11/09/2001                3
EUR      136    SKK          5,960    12/10/2001               (3)
EUR      136    SKK          5,960    12/10/2001                4
USD       42    SKK          2,109    12/21/2001                1
USD       67    SKK          3,285    12/27/2001                1
USD       91    SKK          4,516    12/18/2001                2
USD      185    TRL    306,101,000    11/07/2001              121
BRL       11    USD              4    12/26/2001               --
BRL      111    USD             43    12/26/2001                3
BRL      239    USD             93    12/06/2001                5
BRL      329    USD            135    02/08/2002               19
CLP   10,772    USD             16    12/13/2001                1
CLP   22,729    USD             34    12/13/2001                2
CLP   25,484    USD             41    12/13/2001                5
CLP   31,686    USD             51    12/12/2001                7
CLP   86,363    USD            126    02/27/2002                7
EGP       76    USD             18    11/13/2001               --
EGP      181    USD             42    11/13/2001               --
EUR        5    USD              4    01/31/2002               --
EUR        5    USD              5    01/31/2002               --
EUR        6    USD              6    01/31/2002               --
EUR        7    USD              7    01/31/2002               --
EUR       10    USD              9    01/31/2002               --
EUR       11    USD             10    01/31/2002               --
EUR       47    USD             42    12/21/2001               --
EUR       73    USD             67    12/27/2001                1
EUR      102    USD             91    12/18/2001               --
EUR      119    USD            106    01/31/2002               (1)
EUR      179    USD            159    01/31/2002               (1)
EUR    2,172    USD          1,932    01/31/2002              (15)
GBP        8    USD             12    01/31/2002               --
GBP       18    USD             26    01/31/2002               (1)
GBP       59    USD             83    01/31/2002               (2)
GBP      139    USD            198    01/31/2002               (4)
JPY    4,919    USD             40    01/31/2002               --
JPY   10,938    USD             90    01/31/2002               --
JPY   35,036    USD            288    01/31/2002               --
MXN      368    USD             38    04/18/2002               --
MXN      423    USD             43    06/11/2002               --
MXN      467    USD             50    12/19/2001               --
MXN      870    USD             94    11/16/2001               --
MXN      880    USD             94    11/30/2001               --
PHP    4,993    USD             96    11/05/2001               --
PLN      997    USD            234    12/07/2001               (7)
PLN    1,130    USD            272    11/16/2001               (3)
ZAR    1,546    USD            184    12/07/2001               21
GBP      103    USD            149      11/20/01               (1)
USD       54    VEB         40,716    11/19/2001               --
USD       76    VEB         57,114    11/26/2001               --
USD       85    VEB         64,388    11/09/2001                1
USD      166    VEB        125,579    12/14/2001               (1)
USD      232    VEB        175,972    11/06/2001                4
USD       35    ZAR            307    11/20/2001               (3)
USD      180    ZAR          1,672    12/18/2001               (3)
USD      186    ZAR          1,546    12/07/2001              (23)
                                                     ------------
                                                     $        200
                                                     ============

FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                       UNREALIZED
CONTRACTS TO        IN EXCHANGE                       APPRECIATION
  DELIVER              FOR            SETTLEMENT     (DEPRECIATION)
  (000)               (000)             DATE              (000)
------------    ------------------   -----------     -------------
USD        6    EUR              6      11/02/01     $         --
USD       10    EUR             11      11/01/01               --
EUR      800    USD            725      11/01/01                6
                                                     ------------
                                                     $          6
                                                     ============

See accompanying notes which are an integral part of the financial statements.

132 Fixed Income III Fund

FIXED INCOME III FUND

                                                                October 31, 2001

INTEREST RATE SWAPS


                                                                                        UNREALIZED
     NOTIONAL                                                                          APPRECIATION
      AMOUNT         FUND RECEIVES               FUND PAYS              TERMINATION   (DEPRECIATION)
      (000)           FIXED RATE                FLOATING RATE               DATE          (000)
------------------   -------------     -------------------------------  -----------   --------------
MXN            921     13.450%         Mexican Interbank 28-day          07/07/03      $        --
MXN          1,134     12.750%         Mexican Interbank 28-day          08/27/03               --
                                                                                       -----------
                                                                                       $        --
                                                                                       ===========

  See accompanying notes which are an integral part of the financial statements.

                                                       Fixed Income III Fund 133

FIXED III FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)

                                                                October 31, 2001

ASSETS
Investments at market (identified cost $541,019).......................................   $   551,852
Cash...................................................................................           478
Foreign currency holdings (identified cost $1,375).....................................         1,375
Unrealized appreciation on forward foreign currency exchange contracts.................           409
Unrealized appreciation on foreign currency exchange spot contracts....................             6
Receivables:
  Dividends and interest...............................................................         4,679
  Investments sold (regular settlement)................................................         1,799
  Investments sold (delayed settlement)................................................        23,430
  Fund shares sold.....................................................................           155
  Daily variation margin on futures contracts..........................................           296
                                                                                          -----------
    Total assets.......................................................................       584,479

LIABILITIES
Payables:
  Investments purchased (regular settlement)..............................  $    11,960
  Investments purchased (delayed settlement)..............................      132,648
  Fund shares redeemed....................................................          317
  Accrued fees to affiliates..............................................          249
  Other accrued expenses..................................................           92
Unrealized depreciation on forward foreign currency exchange contracts....          209
Options written, at market value (premiums received $1,885)...............          526
                                                                            -----------
    Total liabilities..................................................................       146,001
                                                                                          -----------
NET ASSETS.............................................................................   $   438,478
                                                                                          ===========

NET ASSETS CONSIST OF:
  Undistributed net investment income..................................................   $     6,924
  Accumulated distributions in excess of net realized gain.............................      (14,494)
  Unrealized appreciation (depreciation) on:
    Investments........................................................................        10,833
    Futures contracts..................................................................           799
    Options written....................................................................         1,359
    Foreign currency-related transactions..............................................           344
Shares of beneficial interest..........................................................           423
Additional paid-in capital.............................................................       432,290
                                                                                          -----------
NET ASSETS.............................................................................   $   438,478
                                                                                          ===========

NET ASSET VALUE, offering and redemption price per share:
  Class E ($6,037,072 divided by 582,167 shares of $.01 par value
    shares of beneficial interest outstanding).........................................   $     10.37
                                                                                          ===========
  Class I ($408,341,188 divided by 39,429,160 shares of $.01 par value
    shares of beneficial interest outstanding).........................................   $     10.36
                                                                                          ===========
  Class Y ($24,099,731 divided by 2,327,400 shares of $.01 par value
    shares of beneficial interest outstanding).........................................   $     10.35
                                                                                          ===========

See accompanying notes which are an integral part of the financial statements.

134 Fixed Income III Fund

FIXED III FUND

STATEMENT OF OPERATIONS

Amounts in thousands
                                      For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME
  Interest.........................................................  $    28,151
  Dividends from Money Market Fund.................................        2,161
  Dividends........................................................          201
                                                                     -----------
    Total investment income........................................       30,513

EXPENSES
  Advisory fees.........................................  $   2,274
  Administrative fees...................................        221
  Custodian fees........................................        484
  Transfer agent fees...................................        206
  Professional fees.....................................         43
  Registration fees.....................................         49
  Shareholder servicing fees - Class E..................         16
  Trustees' fees........................................         13
  Miscellaneous.........................................         36
                                                          ---------
  Expenses before reductions............................      3,342
  Expense reductions....................................        (27)
                                                          ---------
    Expenses, net..................................................        3,315
                                                                     -----------
Net investment income..............................................       27,198
                                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments...........................................     12,261
  Futures contracts.....................................       (724)
  Options written.......................................         92
  Foreign currency-related transactions.................         74       11,703
                                                          ---------
Net change in unrealized appreciation (depreciation) on:
  Investments...........................................     14,363
  Futures contracts.....................................        880
  Options written.......................................      1,298
  Foreign currency-related transactions.................        308       16,849
                                                          ---------  -----------
Net realized and unrealized gain (loss)............................       28,552
                                                                     -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS..............  $    55,750
                                                                     ===========

  See accompanying notes which are an integral part of the financial statements.

                                                              Fixed III Fund 135

FIXED III FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                      FISCAL YEAR ENDED   TEN MONTHS ENDED      YEAR ENDED
                                                                       OCTOBER 31, 2001   OCTOBER 31, 2000   DECEMBER 31, 1999
                                                                      -----------------   ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income.............................................  $          27,198   $         26,852   $          27,738
  Net realized gain (loss)..........................................             11,703             (1,870)            (18,472)
  Net change in unrealized appreciation (depreciation)..............             16,849              7,565             (10,950)
                                                                      -----------------   ----------------   -----------------
    Net increase (decrease) in net assets from operations...........             55,750             32,547              (1,684)
                                                                      -----------------   ----------------   -----------------

DISTRIBUTIONS
  From net investment income
    Class E.........................................................               (380)              (210)               (107)
    Class I.........................................................            (26,576)           (22,787)            (28,340)
    Class Y.........................................................             (1,401)              (665)                 --
                                                                      -----------------   ----------------   -----------------
      Net decrease in net assets from distributions.................            (28,357)           (23,662)            (28,447)
                                                                      -----------------   ----------------   -----------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions.....            (71,785)             4,350              37,576
                                                                      -----------------   ----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.........................            (44,392)            13,235               7,445

NET ASSETS
  Beginning of period...............................................            482,870            469,635             462,190
                                                                      -----------------   ----------------   -----------------
  End of period (including undistributed net investment income of
    $6,924 and $3,590 and accumulated distributions in excess of
    net investment income of $115, respectively)....................  $         438,478   $        482,870   $         469,635
                                                                      =================   ================   =================

See accompanying notes which are an integral part of the financial statements.

136 Fixed III Fund

FIXED III FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                     2001*     2000**   1999***
                                                    -------   -------  --------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $  9.77   $  9.61  $  10.12
                                                    -------   -------  --------
INCOME FROM OPERATIONS
  Net investment income (a).......................      .57       .51       .35
  Net realized and unrealized gain (loss).........      .61       .11      (.43)
                                                    -------   -------  --------
    Total income from operations..................     1.18       .62      (.08)
                                                    -------   -------  --------
DISTRIBUTIONS
  From net investment income......................     (.58)     (.46)     (.43)
                                                    -------   -------  --------
NET ASSET VALUE, END OF PERIOD....................  $ 10.37   $  9.77  $   9.61
                                                    =======   =======  ========

TOTAL RETURN (%)(b)...............................    12.47      6.55      (.83)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)........    6,037     5,362     2,367

  Ratios to average net assets (%)(c):
    Operating expenses, net.......................      .93       .99       .94
    Operating expenses, gross.....................      .94      1.15       .94
    Net investment income.........................     5.66      6.37      5.63

  Portfolio turnover rate (%).....................   165.41    108.08    131.38

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                              Fixed III Fund 137

FIXED III FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                             YEARS ENDED DECEMBER 31,
                                                                                   ------------------------------------------
                                                               2001*      2000**      1999      1998       1997       1996
                                                             ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . . .      $    9.76  $    9.59  $   10.22  $   10.42  $   10.17  $   10.34
                                                             ---------  ---------  ---------  ---------  ---------  ---------
Income From Operations
  Net investment income (a) . . . . . . . . . . . . . .            .59        .53        .59        .62        .63        .64
  Net realized and unrealized gain (loss) . . . . . . .            .63        .11       (.62)       .08        .32       (.16)
                                                             ---------  ---------  ---------  ---------  ---------  ---------
    Total income from operations  . . . . . . . . . . .           1.22        .64       (.03)       .70        .95        .48
                                                             ---------  ---------  ---------  ---------  ---------  ---------
DISTRIBUTIONS
  From net investment income  . . . . . . . . . . . . .           (.62)      (.47)      (.60)      (.62)      (.64)      (.65)
  From net realized gain  . . . . . . . . . . . . . . .             --         --         --       (.28)      (.06)        --
                                                             ---------  ---------  ---------  ---------  ---------  ---------
    Total distributions . . . . . . . . . . . . . . . .           (.62)      (.47)      (.60)      (.90)      (.70)      (.65)
                                                             ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD. . . . . . . . . . . . .      $   10.36  $    9.76  $    9.59  $   10.22  $   10.42  $   10.17
                                                             =========  =========  =========  =========  =========  =========
TOTAL RETURN (%)(b) . . . . . . . . . . . . . . . . . .          12.76       6.75       (.29)      6.80       9.64       4.88

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)  . . . . . .        408,341    456,160    467,268    462,190    382,433    292,077

  Ratios to average net assets (%)(c):
    Operating expenses, net. . . . .. . . . . . . . . .            .72        .73        .69        .67        .70        .73
    Operating expenses, gross . . . . . . . . . . . . .            .72        .74        .69        .67        .70        .73
    Net investment income . . . . . . . . . . . . . . .           5.87       6.58       5.91       5.91       6.13       6.32

  Portfolio turnover rate (%) . . . . . . . . . . . . .         165.41     108.08     131.38     342.49     274.84     144.26


*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Period less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

138 Fixed III Fund

FIXED III FUND

Financial Highlights - Class Y

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                            2001*      2000**
                                                         ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD...................  $    9.76   $    9.69
                                                         ---------   ---------
INCOME FROM OPERATIONS
  Net investment income (a)............................        .60         .25
  Net realized and unrealized gain (loss)..............        .62         .13
                                                         ---------   ---------
    Total income from operations.......................       1.22         .38
                                                         ---------   ---------
DISTRIBUTIONS
  From net investment income...........................       (.63)       (.31)
                                                         ---------   ---------
NET ASSET VALUE, END OF PERIOD.........................  $   10.35   $    9.76
                                                         =========   =========

TOTAL RETURN (%)(b)....................................      12.86        3.99

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).............     24,100      21,348
  Ratios to average net assets (%)(c):

    Operating expenses, net............................        .62         .64
    Operating expenses, gross..........................        .62         .74
    Net investment income..............................       5.94        6.73

  Portfolio turnover rate (%)..........................     165.41      108.08

*   For the fiscal year ended October 31, 2001.
**  For the period June 7, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periodsless than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                              Fixed III Fund 139

EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

OBJECTIVE: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios, by investing principally in equity securities.

INVESTS IN: Primarily emerging market equity securities.

STRATEGY: The Fund uses a multi-manager strategy intended to achieve higher returns with moderate risk when compared to either single country or region emerging markets investments. The Fund employed the investment management services of five managers with four separate approaches to global emerging markets investment.

                         GROWTH OF A $10,000 INVESTMENT

                   Emerging Markets -          IFC Investable
Dates                  Class S++                 Composite**
-----              ------------------          --------------
Inception*             $10,000                    $10,000
1993                   $12,150                    $14,489
1994                   $14,884                    $18,464
1995                   $12,176                    $14,120
1996                   $13,492                    $15,602
1997                   $13,448                    $14,035
1998                    $9,450                     $9,984
1999                   $11,371                    $14,297
2000                   $10,645                    $12,855
2001                    $8,102                    $10,131

                         YEARLY PERIODS ENDED OCTOBER 31

EMERGING MARKETS FUND - CLASS S

PERIODS ENDED              GROWTH OF            TOTAL
 10/31/01                   $10,000            RETURN
-------------             ------------      ----------
1 Year                    $   7,611          (23.89)%
5 Years                   $   6,005           (9.69)%(S)
Inception                 $   8,102           (2.37)%(S)


EMERGING MARKETS FUND - CLASS E (S)(S)

PERIODS ENDED              GROWTH OF            TOTAL
 10/31/01                   $10,000            RETURN
-------------             ------------       ---------
1 Year                    $   7,587           (24.13)%
5 Years                   $   5,961            (9.83)%(S)
Inception                 $   8,043            (2.46)%(S)


EMERGING MARKETS FUND - CLASS C (S)(S)(S)

PERIODS ENDED              GROWTH OF            TOTAL
 10/31/01                   $10,000            RETURN
-------------             ------------       ---------
1 Year                    $   7,530           (24.70)%
5 Years                   $   5,836           (10.21)%(S)
Inception                 $   7,874            (2.69)%(S)


IFC INVESTABLE COMPOSITE INDEX

PERIODS ENDED              GROWTH OF            TOTAL
 10/31/01                   $10,000            RETURN
-------------             ------------       ---------
1 Year                    $   7,889           (21.11)%
5 Years                   $   6,494            (8.25)%(S)
Inception                 $  10,131             0.16%(S)


140 Emerging Markets Fund

EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW
For the twelve months ended October 31, 2001, the Emerging Markets Fund Class S, Class E, and Class C shares declined by 23.89%, 24.13%, and 24.70%, respectively, as compared to a 21.11% loss for the IFC Investable Composite Index.

The technology sector was the weakest component within emerging markets during the past twelve months, followed closely by both business services and consumer services companies. While none of the economic sectors were in positive territory over the year, health care and capital goods were the strongest relative performers, declining significantly less than the broad index.

PORTFOLIO HIGHLIGHTS
Turkey and Argentina were the laggards during the fiscal period, due primarily to continuing concerns over the economic and fiscal stability of the markets. Turkey was off sharply beginning in November 2000, although an emergency loan package from the International Monetary Fund (IMF) helped to stabilize the market. Argentina trailed due to investors' fears over the country's high debt levels and consequent potential for default.

China was the strongest emerging markets performer during the period, benefiting from the improving outlook for its large conglomerates. Russia was also one of the strongest markets over the year, resulting from the resiliency of natural resource prices and ongoing marketplace reforms.

During a difficult environment for emerging markets investors, the Fund trailed its benchmark in large part due to its selection of technology and telecommunications companies during the second calendar quarter of 2001. The Fund was unable to make up the performance shortfall during the balance of the fiscal year.

During the past twelve months, the global economic climate helped illustrate the benefits of style diversification. While the Fund's growth and value managers alternated leads during the year, the value managers turned in the strongest absolute performance over the twelve-month period.

TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)                             October 31, 2001

Telefonos de Mexico SA Series L - ADR (Mexico)                        3.0%
Samsung Electronics (South Korea)                                     2.2
Taiwan Semiconductor Manufacturing
  Co., Ltd. - ADR (Taiwan)                                            1.8
China Telecom (Hong Kong), Ltd. (Hong Kong)                           1.7
America Movil SA de CV - ADR (Mexico)                                 1.5
Sasol, Ltd. (South Africa)                                            1.4
SK Telecom Co., Ltd. (South Korea)                                    1.3
Kookmin Bank (South Korea)                                            1.3
Genesis India Investment Co. (India)                                  1.1
Cemex SA de CV - ADR (Mexico)                                         0.9

PORTFOLIO CHARACTERISTICS

                                                                October 31, 2001

Current P/E Ratio                                                           9.0x
Portfolio Price/Book Ratio                                                 1.25x
Market Capitalization - $-Weighted Average                              6.50 Bil
Number of Holdings                                                           430

MONEY MANAGERS                                                       STYLES



Alliance Capital Management, LP Bernstein
  Investment Research & Management Unit                         Value
Foreign & Colonial Emerging Markets, Ltd.                       Market-Oriented
Genesis Asset Managers, Ltd.                                    Market-Oriented
Nicholas Applegate Capital Management                           Growth
Schroders Investment Mangement
  North America, Ltd.                                           Market-Oriented

* Emerging Markets Fund Class S assumes initial investment on January 29, 1993. IFC Index assumes initial investment on February 1, 1993.

** International Finance Corporation (IFC) Investable Composite Index is a market capitalization-weighted index of the performance of securities listed on the stock exchange(s) of the countries included in the index, calculated on a total-return basis. The investable index reflects the accessibility of markets and individual stocks to foreign investors.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

(S)       Annualized.

(S)(S)    Emerging Markets Fund Class S performance has been linked with Class
          E to provide historical perspective. For the period September 22, 1998 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)(S)(S) Emerging Markets Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in emerging market countries involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of more developed countries. Securities may be less liquid and more volatile than US or longer established international markets. Please see the Prospectus for further details.

                                                       Emerging Markets Fund 141

Emerging Markets Fund
Statement of Net Assets

                                                                October 31, 2001

                                                                 Market
                                                 NUMBER          VALUE
                                                   OF            (000)
                                                 SHARES            $
COMMON STOCKS - 83.9%                         ----------         -----
ARGENTINA - 0.8%
BBVA Banco Frances SA - ADR                       21,600           184
Central Costanera SA Class B (a)                 437,100           175
Inversiones y Representaciones SA
  Class B (a)                                    381,802           286
PC Holdings SA Class B                           509,000           555
Quilmes Industrial (Regd) (a)                    571,000           331
Siderca SAIC Class A                             350,000           420
Telecom Argentina SA Class B - ADR                35,000           219
                                                                 -----
                                                                 2,170
                                                                 -----
AUSTRALIA - 0.1%
Orogen Minerals, Ltd.                            545,000           349
                                                                 -----
BRAZIL - 1.5%
Brasil Telecom Participacoes SA - ADR             25,100           703
Centrais Eletricas Brasileiras SA              7,799,997           101
Centrais Eletricas Brasileiras SA
  Class B - ADR                                    7,000            43
Companhia Siderurgica Nacional                11,009,000           114
Companhia Siderurgica Nacional - ADR               4,500            46
Companhia Vale do Rio Doce                        37,500           735
Copel Parana Energ                            67,000,000           459
Embraer - Empresa Brasileira de
  Aeronautica SA                                  40,300           146
Embratel Participacoes SA                     15,196,000            47
Petroleo Brasileiro SA Petrobras - ADR            19,310           386
Souza Cruz                                        85,000           390
Tele Centro Sul Participacoes SA              20,469,000           112
Tele Norte Leste Participacoes SA             52,775,264           488
Ultrapar Participacoes SA - ADR                    9,900            57
Votorantim Celulose e Papel SA - ADR              24,600           357
                                                                 -----
                                                                 4,184
                                                                 -----
CHILE - 1.9%
Antofagasta Holdings PLC                         215,636         1,347
Banco de A. Edwards Series A - ADR                 7,244           109
Banco Santander Chile Series A - ADR               2,800            45
Banco Santiago - ADR                               6,000           126
BBV Banco BHIF - ADR                              33,600           427
Compania de Telecomunicaciones de
  Chile SA - ADR (a)                              81,769           842
Distribucion y Servicio D&S SA - ADR              66,000           716
Embotelladora Andina SA Series A - ADR            29,700           264
Embotelladora Andina SA Series B - ADR            58,000           422
Embotelladora Arica SA - ADR (a)                  79,300           400
Enersis SA - ADR                                  10,583           130
Quinenco SA (a)                                   95,700           579
                                                                 -----
                                                                 5,407
                                                                 -----
CHINA - 2.8%
Beijing Datang Power Generation Co., Ltd.
  Class H                                        816,000           298
Beijing Yanhua Petrochemical Co., Ltd.
  Class H                                      4,450,000           445
China Merchants Holdings
  International Co., Ltd.                        242,000           154
China Resources Enterprise, Ltd.                 481,000           484
China Shipping Development Co., Ltd.
  Class H                                        798,000           127
China Unicom, Ltd. - ADR (a)                      21,100           193
Guangdong Kelon Electrical
  Holdings Co., Ltd. Class H (a)               1,360,000           317
Huaneng Power International, Inc. Class H        652,000           401
Jiangsu Expressway Co., Ltd. Class H           4,395,000           958
New World China Land, Ltd. (a)                   843,800           233
PetroChina Co., Ltd. Class H                   4,272,000           805
Quingling Motors Co. Class H                   1,206,000           212
Shanghai Petrochemical Co., Ltd.
  Class H                                      5,430,000           557
Shenzhen Expressway Co., Ltd. Class H          4,800,000         1,040
Yanzhou Coal Mining Co., Ltd. Series H         3,488,000         1,084
Yizheng Chemical Fibre Class H                 1,278,000           157
Zhejiang Expressway Co., Ltd. Series H         1,700,000           397
                                                                 -----
                                                                 7,862
                                                                 -----
CROATIA - 0.3%
Pliva D.D. - GDR                                 112,000           935

CZECH REPUBLIC - 0.7%
Ceska Sporitelna AS (a)                           30,788           241
Ceske Energeticke Zavody AS                      329,800           671
Cesky Telecom AS                                  48,027           374
Komercni Banka AS (a)                              3,000            78
Phillip Morris CR AS                               3,500           637
                                                                 -----
                                                                 2,001
                                                                 -----
ECUADOR - 0.2%
La Cemento Nacional - GDR (144A)                     700            91
La Cemento National - GDR (a)                      4,800           624
                                                                 -----
                                                                   715
                                                                 -----

EGYPT - 0.4%
Al-Ahram Beverages Co. SAE - GDR (a)              39,600           287
Commercial International Bank                      6,550            50
Commercial International
  Bank (Regd) - GDR                                8,300            62
Egyptian Mobile Phone Network (a)                 29,818           259
Orascom Construction Industries                   64,980           518
                                                                 -----
                                                                 1,176
                                                                 -----


142 Emerging Markets Fund

EMERGING MARKETS FUND

                                                                October 31, 2001

                                                             MARKET
                                                NUMBER       VALUE
                                                  OF         (000)
                                                SHARES         $
                                              ---------      ------

GHANA - 0.2%
Ashanti Goldfields, Ltd. - ADR (a)              133,178         485
                                                             ------
GREECE - 0.6%
Aluminum Co. of Greece SA                         6,100         178
Attica Enterprises Holdings SA (a)              123,600         489
Credit Bank (Regd)                               10,300         186
Hellenic Telecommunication
  Organization SA - ADR                          16,000         132
Hellenic Telecommunication
  Organization SA - GDR                          35,824         580
                                                             ------
                                                              1,565
                                                             ------
HONG KONG - 3.3%
China Mobile (Hong Kong), Ltd. (a)            1,608,300       4,876
China Mobile, Ltd. - ADR (a)                     18,200         277
China Overseas Land & Investment              4,209,000         480
China Petroleum and Chemical Corp.            9,795,200       1,520
China Southern Airlines (a)                   1,154,000         291
China Unicom, Ltd. (a)                          388,000         363
Citic Pacific, Ltd.                             142,000         291
CNOOC, Ltd.                                     297,000         291
Legend Holdings, Ltd.                           991,000         416
New World Infrastructure, Ltd.                  688,600         234
TCL International Holdings Ltd.               1,674,000         219
                                                             ------
                                                              9,258
                                                             ------
HUNGARY - 1.9%
Egis Gyogyszergyar                                1,300          52
Gedeon Richter Rt.                                5,100         277
Gedeon Richter, Ltd. - GDR                       14,996         811
Magyar Tavkozlesi Rt - ADR                       88,982       1,384
Magyar Tavkozlesi Rt. (Regd)                    380,700       1,188
Mol Magyar Olaj-Es Gazipari Rt. - GDR            70,746       1,143
OTP Bank Rt.                                      9,634         506
                                                             ------
                                                              5,361
                                                             ------
INDIA - 3.5%
Bajaj Auto, Ltd. - GDR                           71,000         504
BSES, Ltd. - GDR (144A)                          27,000         324
Dr. Reddy's Laboratories, Ltd. - ADR (a)         14,000         349
Foreign & Colonial Emerging Markets
  Indian Investment Co. (a)                     276,089         828
Genesis India Investment Co. (a)                471,800       3,109
HDFC Bank, Ltd. - ADR (a)                        16,000         244
Hindalco Industries, Ltd. - GDR                  40,000         476
Hindustan Lever, Ltd. 2002 Warrants (a)          27,000         121
Housing Development Finance Corp., Ltd.
  2002 Warrants (a)                               5,000          73
ICICI Bank, Ltd. - ADR (a)                       32,000         223
ICICI Bank, Ltd. - ADR                           13,000          63
Indo Gulf Fertilisers & Chemicals - GDR          70,000          39
Indo Gulf Fertilizers & Chemicals -
  GDR (a)                                       349,000         192
Infosys Technologies, Ltd. - ADR                 16,700         788
Infosys Technologies, Ltd.
  2002 Warrants (a)                               3,130         262
ITC, Ltd. - GDR                                  12,400         183
Mahanagar Telephone Nigam,
   Ltd. - ADR (a)                                23,200         133
Perusahaan Persero Telekom - ADR                 32,616         170
Ranbaxy Laboratories, Ltd. - GDR                 16,000         260
Reliance Industries, Ltd. - GDR                  81,000         940
State Bank of India - GDR                        34,100         275
Videsh Sanchar Nigam, Ltd. - ADR                 49,601         480
                                                             ------
                                                             10,036
                                                             ------
INDONESIA - 1.9%
Gulf Indonesia Resources, Ltd. (a)               62,300         523
PT Bank Central Asia Tbk (a)                 11,190,000       1,362
PT Gudang Garam Tbk                             366,000         315
PT Hanjaya Mandala Sampoerna Tbk (a)            982,500         281
PT Indofood Sukses Makmur Tbk                 1,234,500          80
PT Matahari Putra Prima Tbk                  11,000,000         525
PT Ramayana Lestari Sentosa Tbk               2,418,000         606
PT Telekomunikasi Indonesia                   4,147,000       1,118
Semen Gresik                                    642,000         435
                                                             ------
                                                              5,245
                                                             ------
ISRAEL - 3.2%
Bank Hapoalim, Ltd.                             278,570         541
Bank Leumi Le-Israel                            642,451       1,147
Bezeq Israeli
  Telecommunication Corp., Ltd.                 371,821         393
Check Point Software
  Technologies, Ltd. (a)                         15,300         452
Elbit Systems, Ltd.                              17,000         323
Israel Chemicals, Ltd.                        1,285,000       1,165
Leumi Insurance Holdings                        134,899         130
Lumenis, Ltd. (a)                                11,000         219
Nice Systems, Ltd. - ADR (a)                      2,790          42
Orbotech, Ltd. (a)                               36,365         784
Scitex Corp., Ltd. (a)                           99,000         326
Supersol, Ltd.                                  305,583       1,155
Taro Pharmaceutical Industries, Ltd. (a)         17,050         718
Teva Pharmaceutical Industries, Ltd. - ADR       26,838       1,659
                                                             ------
                                                              9,054
                                                             ------
JORDAN - 0.3%
Arab Bank Group                                   2,710         792
                                                             ------

                                                       Emerging Markets Fund 143

EMERGING MARKETS FUND

                                                                October 31, 2001

                                                                MARKET
                                                  NUMBER        VALUE
                                                    OF          (000)
                                                  SHARES          $
                                                ---------     ---------

LUXEMBOURG - 0.2%
Millicom International Cellular SA (a)             25,500           282
Quilmes Industrial SA - ADR                        31,050           310
UBS AG 2002 Warrants (a)                           72,000            68
                                                              ---------
                                                                    660
                                                              ---------

MALAYSIA - 3.6%
Genting Berhad                                    205,000           502
Golden Hope Plantation                            519,000           448
IJM Corp. Berhad                                  570,000           627
Lam Soon Huat Development                         196,000           239
Malakoff Berhad                                   251,000           621
Malayan Banking Berhad                            853,800         1,596
Oriental Holdings Berhad                          148,200           116
Perusahaan Otomobil Nasional Berhad               146,000           211
Petronas Gas Berhad                                39,000            57
Public Bank Berhad                              1,141,400           682
Public Bank Berhad (Alien Market)               1,071,000           741
Resorts World Berhad                              208,000           285
Road Builder
  (Malaysia) Holdings Berhad                      440,000           509
Rothmans of Pall Mall
  (Malaysia) Berhad                                95,700           863
S P Setia Berhad Group                            316,000           183
Sime Darby Berhad                                 142,000           163
Tan Chong Motor Holdings                          800,000           265
Tanjong PLC                                        30,000            66
Telekom Malaysia Berhad                           420,044           967
Tenaga Nasional Berhad                            318,000           724
UMW Holdings Berhad                               215,000           365
YTL Corp. Berhad                                   91,000            98
                                                              ---------
                                                                 10,328
                                                              ---------

MEXICO - 12.1%
Alfa SA de CV Class A                              39,000            35
America Movil SA de CV - ADR                      276,074         4,140
Apasco SA de CV                                    27,400           118
Carso Global Telecom Series A1 (a)                379,809           711
Cemex SA de CV                                    302,232         1,385
Cemex SA de CV - ADR                              112,761         2,594
Cemex SA de CV - ADR
  2002 Warrants (a)                                20,000             5
Cifra SA de CV                                    568,600         1,228
Coca-Cola Femsa SA - ADR                           60,750         1,220
Compania Cervecerias Unidas SA - ADR               43,800           693
Consorico ARA SA de CV (a)                        219,400           298
Controladora Comercial Mexicana SA
  de CV Units                                   1,000,000           593
Corporacion Interamericana de
  Entretenimiento SA Series B (a)                 348,000           551
Cydsa SA Series A (a)                             277,000           105
Empresa Nacional de Electricidad
  SA - ADR                                         30,643           267
Fomento Economico Mexicano SA de CV                93,800           293
Fomento Economico Mexicano SA de CV
  Series B - ADR                                   52,150         1,617
Grupo Aeroportuario del Sureste SA
  de CV - ADR (a)                                  15,700           193
Grupo Elektra SA                                  125,000            61
Grupo Financiero Banorte SA de CV (a)             632,500         1,020
Grupo Financiero BBVA Bancomer
  SA de CV Series O (a)                         1,963,800         1,487
Grupo Financiero Inbursa SA de CV
  Class O (a)                                      57,200           142
Grupo Industrial Durango SA - ADR (a)              17,250            92
Grupo Iusacell SA de CV - ADR (a)                  79,444           207
Grupo Modelo SA de CV Series C                    258,800           595
Grupo Television SA de CV - GDR (a)                50,645         1,542
Hylsamex, SA de CV Class B (a)                    230,000            72
Kimberly-Clark, Mexico Class A                    272,600           741
Nuevo Grupo Mexico SA Series B                    225,100           267
Organizacion Soriana SA de CV
  Series B (a)                                    187,150           408
Panamerican Beverages, Inc. Class A                73,650         1,167
Pepsi-Gemex SA - GDR (a)                           52,200           267
Telefonos de Mexico SA Series L - ADR             244,174         8,317
Tubos de Acero de Mexico SA - ADR                  29,500           277
TV Azteca SA de CV - ADR                           29,100           140
Wal-Mart de Mexico SA de CV Series V              588,000         1,402
                                                              ---------
                                                                 34,250
                                                              ---------

NETHERLANDS ANTILLES - 0.2%
Merrill Lynch LEP Warrants TSMC
  2002 Rights (a)                                 270,603           478
                                                              ---------

PANAMA - 0.3%
Banco Latinoamericano de
  Exportaciones SA Class E                         24,600           718
                                                              ---------

PERU - 0.5%
Compania de Minas Buenaventura SA
  Series B                                         21,800           219
Compania de Minas Buenaventura
  Series B - ADR                                   46,050           933
Credicorp, Ltd.                                    12,150            98
Southern Peru Copper Corp.                          2,550            22
Volcan Compania Minera SA Series B                306,400            27
                                                              ---------
                                                                  1,299
                                                              ---------

144 Emerging Markets Fund

EMERGING MARKETS FUND

                                                                October 31, 2001

                                                                MARKET
                                                   NUMBER        VALUE
                                                     OF          (000)
                                                   SHARES          $
                                                 ---------     ---------

PHILIPPINES - 1.0%
Ayala Corp.                                        160,800            14
Ayala Land, Inc.                                 3,100,000           263
Equitable PCI Bank                                 620,200           215
Manila Electric Co. Class B (a)                  1,632,040         1,037
Metropolitan Bank & Trust Co. (a)                  133,870           425
Philippine Long Distance Telephone Co.              16,000           117
Philippine Long Distance Telephone
  Co. - ADR                                         16,000           115
SM Prime Holdings                                3,000,000           323
Universal Robina Corp.                           3,534,300           279
                                                               ---------
                                                                   2,788
                                                               ---------

POLAND - 2.0%
Bank Polska Kasa Opieki Grupa
  Pekao SA (a)                                      68,554         1,266
Bank Polska Kasa Opieki SA - GDR (a)                 9,600           175
Bank Zachodni WBK SA (a)                            18,730           194
BRE Bank SA                                          3,770            99
Elektrim Spolka Akcyjna SA (a)                      60,614           305
KGHM Polska Miedz SA - GDR                          14,504            81
Polski Koncern Naftowy Orlen SA                    100,000           456
Polski Koncern Naftowy SA - GDR                    109,081           992
Powszechny Bank Kredytowy - GDR                     15,080           347
Telekomunikacja Polska SA (a)                      120,000           447
Telekomunikacja Polska SA
  Class S - GDR (a)                                325,608         1,188
                                                               ---------
                                                                   5,550
                                                               ---------

RUSSIA - 3.2%
JSC Mining and Smelting Co. Norilsk
  Nickel - ADR (a)                                  23,650           278
Lukoil Oil Co. - ADR                                30,816         1,362
Mobile Telesystems - ADR (a)                        50,536         1,431
Mosenergo - ADR                                     65,400           209
OAO Gazprom - ADR (a)                               23,100           199
Surgutneftegaz SP - ADR                            191,866         2,433
Unified Energy Systems - ADR                        36,687           360
Unified Energy Systems - GDR                        43,738           429
Vimpel-Communications - ADR (a)                     55,766         1,104
YUKOS - ADR                                         23,900         1,336
                                                               ---------
                                                                   9,141
                                                               ---------

SINGAPORE - 0.0%
Golden Agri-Resources, Ltd. (a)                    814,300            36
                                                               ---------

SOUTH AFRICA - 8.3%
AECI, Ltd.                                         544,300           825
African Bank Investments, Ltd.                     631,500           586
Amalgamated Banks of South Africa                  397,367         1,398
Anglo American Platinum Corp., Ltd.                 42,930         1,402
Anglo American PLC                                  12,000           155
AngloGold, Ltd.                                      6,610           223
Anglovaal Industries, Ltd.                         110,000           141
Barlow, Ltd.                                        87,037           459
Billiton PLC                                        56,500           242
BOE, Ltd.                                          416,900           163
Driefontein Consolidated                           103,000           462
FirstRand, Ltd.                                  1,982,810         1,609
Forbes Group, Ltd.                                 489,368           739
Gencor, Ltd.                                        37,900           116
Harmony Gold Mining Co., Ltd.                       66,699           391
Impala Platinum Holdings, Ltd.                      27,950           994
Imperial Holdings, Ltd.                             43,941           266
Investec Group, Ltd.                                12,400           210
Iscor, Ltd. (a)                                     74,960           245
JD Group, Ltd.                                      59,400           207
Liberty Life Association of Africa                  18,021           102
M-Cell, Ltd.                                       136,200           216
Metro Cash & Carry, Ltd.                           558,762           110
Murray & Roberts Holdings, Ltd. (a)                150,900           121
Nasionale Pers Beperk Class N                       53,000           102
Nedcor, Ltd.                                        14,127           201
PepsiCo International, Inc. (a)                      1,190             5
Primedia, Ltd.                                     555,000           223
Profurn, Ltd. (a)                                  754,290            42
Rembrandt Group, Ltd. (a)                           38,900            72
Remgro, Ltd.                                       104,900           713
Sanlam, Ltd.                                     1,822,200         1,699
Sappi, Ltd.                                        221,600         2,065
Sasol, Ltd.                                        459,243         4,005
South African Breweries PLC                        157,600           975
Standard Bank Investment Corp., Ltd.               294,563           968
Steinhoff International Holdings, Ltd.             447,200           372
Super Group, Ltd.                                  111,700           108
Tongaat-Hulett Group, Ltd.                         103,000           475
                                                               ---------
                                                                  23,407
                                                               ---------

SOUTH KOREA - 15.3%
Daeduck Electronics Co., Ltd.                       60,400           449
Daelim Industrial Co.                              150,000         1,290
Good Morning Securities Co. (a)                    263,540           725
Hana Bank                                           30,400           237
Hanil Cement Manufacturing Co., Ltd.                54,500           815
Hankuk Glass Industries, Inc.                       60,750           769
Hanwha Chemical Corp. (a)                          107,000           221
Hite Brewery Co., Ltd.                               8,210           299
Hyundai Industrial Development
  & Construction                                   106,500           522
Hyundai Mobis                                       13,000           146
Hyundai Motor Co., Ltd.                             67,208         1,083
Hyundai Securities Co. (a)                         106,200           601


                                                       Emerging Markets Fund 145

EMERGING MARKETS FUND

                                                                October 31, 2001


                                                                MARKET
                                                  NUMBER        VALUE
                                                    OF          (000)
                                                  SHARES          $
                                                ---------     ---------

Kookmin Bank                                      226,188         3,504
Kookmin Credit Card Co., Ltd.                      26,996           724
Korea Electric Power Corp.                        133,968         2,117
Korea Electric Power Corp. - ADR                   13,148           115
Korea Telecom Corp.                                24,050           894
Korea Telecom Corp. - ADR                         111,479         2,323
Korea Telecom Freetel (a)                          57,000         1,545
Korea Tobacco & Ginseng Corp.                      40,600           579
Korea Tobacco & Ginseng Corp.
  2002 Warrants (a)                                16,000           223
LG Cable & Machinery, Ltd.                         46,960           480
LG Chemical, Ltd. (a)                              43,352           537
LG Electronics, Inc.                               63,920           666
LG Household & Health Care, Ltd. (a)               11,180           243
Lotte Confectionery Co.                             5,200         1,071
Lucky Development Co.                              19,200           171
Pohang Iron & Steel Co., Ltd.                      34,841         2,402
Pohang Iron & Steel Co., Ltd. - ADR                19,000           326
S-Oil Corp.                                        37,430         1,176
S1 Corp.                                           55,181           697
Samsung Display Devices Co.                         7,062           284
Samsung Electro-Mechanics Co.                      40,170           902
Samsung Electronics Co., Ltd.                      45,020         6,050
Samsung Electronics Co., Ltd. - GDR (a)            34,419           983
Samsung Electronics Co., Ltd. - GDR (a)             6,900           520
Samsung Fire & Marine Insurance                    21,790           684
Samsung Securities Co., Ltd. (a)                   42,498         1,104
Seoul City Gas Co., Ltd.                           17,000           209
Shinhan Financial Group Co., Ltd. (a)             157,860         1,363
SK Telecom Co., Ltd.                               19,400         3,688
SK Telecom Co., Ltd. - ADR                         23,900           504
Tae Young Corp.                                    11,439           230
                                                              ---------
                                                                 43,471
                                                              ---------

SRI LANKA - 0.1%
Development Finance Corp. of Ceylon               116,665           121
John Keells Holdings, Ltd.                        195,906           114
                                                              ---------
                                                                    235
                                                              ---------

SWITZERLAND - 0.0%
UBS AG 2001 Warrants (a)                           39,480            97
                                                              ---------

TAIWAN - 8.6%
Acer Communications &
  Multimedia, Inc.                                541,000           452
Acer, Inc. - GDR                                  315,494           480
Ambit Microsystems Corp.                          202,400           813
ASE Test, Ltd. (a)                                 17,800           146
Asia Cement Corp. - GDR                           189,639           465
Asustek Computer, Inc.                            111,000           380
Asustek Computer, Inc. - GDR (Regd)               165,075           570
Bank Sinopac                                      450,000           181
Cathay Life Insurance                           1,093,235         1,261
China Development Industrial Bank               1,470,016           771
China Steel Corp.                               1,308,000           510
China Steel Corp. - GDS (a)                        84,587           664
Chinatrust Commercial Bank                        739,766           375
Chung Hwa Pulp Corp.                              749,000           132
Chunghwa Telecom Co., Ltd.                        150,000           204
Compal Electronics, Inc. - GDR                     99,860           409
Compeq Manufacturing Co., Ltd. (a)                 81,000            81
Far Eastern Textile Co., Ltd.                   1,800,000           522
Far Eastern Textile, Ltd. - GDR                     3,469            10
Faraday Technology Corp.                          122,500           479
First Commercial Bank                             253,000           128
Foreign & Colonial Emerging Markets
  Taiwan Investment Co. (a)                       191,200         1,321
Formosa Plastics Corp.                            274,000           222
Hon Hai Precision Industry Co.                    112,000           416
Hon Hai Precision Industry Co.,
  Ltd. - GDR                                       69,200           543
Macronix International Co., Ltd.                  174,000           104
MediaTek, Inc.                                     62,600           539
Nan Ya Plastic Corp.                              400,000           214
Phoenixtec Power Co., Ltd.                        491,532           258
Quanta Computer, Inc.                             214,500           460
Realtek Semiconductor Corp.                        70,000           206
Ritek Corp. - GDR                                 109,133           207
Salomon Smith Barney (a)                          237,000           731
Sunplus Technology Co., Ltd.                      359,100           697
Sunplus Technology Co., Ltd. - GDR                 10,549            40
Taiwan Semiconductor Manufacturing
  Co., Ltd. (a)                                 2,811,900         4,971
Topco Scientific Co., Ltd. (a)                     44,000           136
United Microelectronics Corp. (a)               2,062,600         1,698
United Microelectronics Corp. - ADR (a)           285,890         1,630
Via Technologies, Inc.                             88,000           219
Winbond Electronics Corp. - GDR                    87,147           288
Yageo Corp. (a)                                   580,000           338
Yuanta Core Pacific Securities Co.                458,000           202
                                                              ---------
                                                                 24,473
                                                              ---------

THAILAND - 1.2%
Advanced Info Service PLC (a)                     508,000           472
Advanced Info Service PLC - Receipt (a)            62,000            57
Bangkok Expressway PLC (Alien Market)             225,000            44
BEC World Public Co., Ltd.
  (Alien Market)                                  158,800           675
Electricity Generating Public Co., Ltd.
  (Alien Market)                                   54,000            43
National Petrochemical PLC
  (Alien Market)                                  594,000           379


146 Emerging Markets Fund

EMERGING MARKETS FUND

                                                                October 31, 2001


                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                     -----------       ---------

PTT Exploration and Production
  Public Co., Ltd.                                       314,600             693
Siam Cement Public Co., Ltd.
  (Alien Market) (a)                                       8,900              96
Siam City Cement Public Co., Ltd.
  (Alien Market)                                         145,000             441
Siam Makro Public Co., Ltd.
  (Alien Market)                                           3,000               3
TelecomAsia Public Co., Ltd.
  (Alien Market) (a)                                     353,000              69
Thai Farmers Bank (Alien Market) (a)                     949,300             356
Thai Union Frozen Products PLC                            22,500              35
                                                                       ---------
                                                                           3,363
                                                                       ---------

TURKEY - 2.5%
Akbank TAS                                            84,946,080             168
Anadolu Efes Biracilik ve Malt
  Sanayii AS                                          48,696,520             962
Arcelik AS                                            21,987,570             145
Brisa Bridgestone Sabanci Lastik San
  Ve Tic AS                                           12,650,000             206
Dogan Sirketler Grubu Holding AS                      23,086,500              17
ENKA Holding                                           3,993,000             269
Ford Otomotiv Sanayi AS                               38,742,750             267
Haci Omer Sabanci Holding AS (a)                      83,655,928             267
Haci Omer Sabanci Holding AS - ADR                       181,855             164
Koc Holding AS                                        19,140,772             342
Migros Turk TAS                                       13,599,666             844
Sasa Suni ve Sentetik Elyaf Sanayii
  Anonim Sirketi                                       5,000,000              38
Tofas Turk Otomobil Fabrikasi AS (a)                  56,000,000             344
Tupras - Turkiye Petrol Rafinerileri AS              120,866,660             796
Turkcell Iletisim Hizmetleri AS (a)                   84,061,601             416
Turkcell Iletisim Hizmetleri AS - ADR (a)                 11,056             139
Turkiye Garanti Bankasi AS (a)                        82,956,056              83
Turkiye Is Bankasi                                    88,905,978             318
Vestel Elektronik Sanayi ve Ticaret AS               101,679,000             175
Yapi ve Kredi Bankasi AS (a)                         571,006,360           1,038
                                                                       ---------
                                                                           6,998
                                                                       ---------

UNITED KINGDOM - 0.8%
Billiton PLC                                              57,600             245
Dimension Data Holdings PLC (a)                          274,105             299
Genesis Smaller Companies Fund (a)                       144,535           1,698
Merrill Lynch & Co. 2002 Warrants (a)                     52,000              92
                                                                       ---------
                                                                           2,334
                                                                       ---------

VENEZUELA - 0.2%
Companhia Anonima Nacional
  Telefonos de Venezuela - ADR                            21,200             480
Siderurgica Venezolana "Sivensa"
  SACA Class A (a)                                     1,290,366               3
                                                                       ---------
                                                                             483
                                                                       ---------

ZIMBABWE - 0.2%
Delta Corp.                                            1,010,343             492
OK Zimbabwe (a)                                        3,361,654              64
                                                                       ---------
                                                                             556
                                                                       ---------

TOTAL COMMON STOCKS
(cost $292,915)                                                          237,260
                                                                       ---------

                                                       NOTIONAL
                                                        AMOUNT
                                                         (000)
                                                           $
                                                     -----------

OPTIONS PURCHASED - 0.3% (a)
Bovespa Index Futures (Brazil)
  Dec 11,670.00 Call                                          --              40
  Dec 11,118.00 Call                                          --              22
                                                                       ---------
                                                                              62
                                                                       ---------

All Share Index Futures (South Africa)
  Mar 8,780.72 Call                                            1              41
  Mar 8,486.00 Call                                            1              28
  Mar 8,999.66 Call                                           --              12
  Mar 8,190.00 Call                                            1              29
  Mar 8,317.60 Call                                            1              26
                                                                       ---------
                                                                             136
                                                                       ---------

Kospi 200 Index Futures (South Korea)
  Dec 57.2475 Call                                        36,000             561
  Dec 56.10 Call                                          10,000             155
                                                                       ---------
                                                                             716
                                                                       ---------

TOTAL OPTIONS PURCHASED
(cost $911)                                                                  914
                                                                       ---------

                                                        NUMBER
                                                          OF
                                                        SHARES
                                                     -----------

PREFERRED STOCKS - 7.5%
BRAZIL - 6.2%
Aracruz Celulose SA - ADR                                 26,350             461
Banco Bradesco SA                                    262,243,856             995
Banco Itau SA                                         17,840,880           1,132
Brasil Telecom SA                                     18,663,884              71
Centrais Electricas Brasilieras SA                    19,000,000             234
CIA Energetica De Minas Gerais (a)                    25,367,000             251


                                                       Emerging Markets Fund 147

EMERGING MARKETS FUND

                                                                October 31, 2001


                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                     -----------       ---------

Companhia Brasileira de Distribuicao
  Grupo Pao de Acucar - ADR                               57,520             873
Companhia de Bebidas
  das Americas                                         6,313,710           1,027
Companhia de Bebidas
  das Americas - ADR                                      48,800             793
Companhia Paranaense de Energia -
  Copel Class B                                       73,014,000             362
Companhia Paranaense de Energia -
  Copel Class B - ADR                                     11,150              54
Companhia Vale Do Rio Doce Series A                       87,100           1,815
Coteminas (Cia Tec)                                    5,069,518             263
Duratex SA                                             5,401,680              78
Eletropaulo Metropolitana-
  Electricidade de Sao Paulo SA                       12,723,000             306
Embraer Aircraft Corp. - ADR                              11,860             204
Embratel Participacoes SA                             15,852,500              45
Embratel Participacoes SA - ADR                           26,000              70
Gerdau SA                                             26,855,000             188
Itausa Investimentos Itau SA                           1,128,781             794
Petroleo Brasileiro Petrobras SA - ADR                    90,775           1,752
Petroleo Brasileiro SA                                    93,920           1,804
Tele Celular Sul Participacoes SA                     69,313,296              74
Tele Centro Oeste Celular
  Participacoes SA                                    50,953,000              87
Tele Centro Sul Participacoes SA                      29,353,200             162
Tele Norte Leste Participacoes SA                     36,010,753             363
Tele Norte Leste Participacoes SA - ADR                  102,296           1,039
Telecomunicacoes Brasileiras SA - ADR                      9,200             238
Telemig Celular Participacoes SA                      92,041,000             111
Telesp Celular Participacoes SA                      131,868,180             267
Telesp Celular Participacoes SA - ADR                     10,600              54
Uniao de Bancos Brasileiros SA (Units)                 5,807,000             182
Usinas Siderurgicas de Minas Gerais SA                   216,200             316
Votorantim Celulose e Papel SA - ADR                  35,390,000           1,058
                                                                       ---------
                                                                          17,523
                                                                       ---------

RUSSIA - 0.3%
Lukoil Holding Oil Co. - ADR                              34,560             691
                                                                       ---------

SOUTH KOREA - 0.5%
Daishin Securities                                        85,300             388
Samsung Electronic, Ltd.                                  18,990           1,084
                                                                       ---------
                                                                           1,472
                                                                       ---------

THAILAND - 0.5%
Siam Commercial Bank Public
  Co., Ltd. (a)                                        4,421,100           1,459
                                                                       ---------

TOTAL PREFERRED STOCKS
(cost $26,810)                                                            21,145
                                                                       ---------

                                                      PRINCIPAL          MARKET
                                                       AMOUNT            VALUE
                                                        (000)            (000)
                                                          $                $
                                                     -----------       ---------
LONG-TERM INVESTMENTS - 0.0%
TAIWAN - 0.0%
Far Eastern Textile, Ltd. (conv.)(a)
  Zero Coupon due 01/26/05                                    65              62
                                                                       ---------
TOTAL LONG-TERM INVESTMENTS
(cost $65)                                                                    62
                                                                       ---------
SHORT-TERM INVESTMENTS - 7.1%
UNITED STATES - 7.1%
Frank Russell Investment Company
  Money Market Fund (b)                                   17,731          17,731
United States Treasury Bills (c)(d)(e)
  Zero Coupon due 12/20/01                                 2,400           2,392
                                                                       ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $20,123)                                                            20,123
                                                                       ---------

TOTAL INVESTMENTS - 98.8%
(identified cost $340,824)                                               279,504

OTHER ASSETS AND LIABILITIES,
NET - 1.2%                                                                 3,318
                                                                       ---------

NET ASSETS - 100.0%                                                      282,822
                                                                       =========

(a)  Nonincome-producing security.
(b)  At net asset value.
(c)  At amortized cost, which approximates market.
(d) Held as collateral in connection with futures contracts purchased by the Fund.
(e)  Rate noted is yield-to-maturity from date of acquisition.

Abbreviations:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
GDS - Global Depositary Share
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

See accompanying notes which are an integral part of the financial statements.

148 Emerging Markets Fund

EMERGING MARKETS FUND

                                                                October 31, 2001


                                               NOTIONAL       UNREALIZED
                                                AMOUNT       APPRECIATION
                                                (000)       (DEPRECIATION)
FUTURES CONTRACTS                                 $             (000)
                                               -------      --------------
SIMEX Index
  Futures Contracts (Taiwan)
  expiration date 11/01                          1,908      $         (98)

DAX Index
  Futures Contracts (Germany)
  expiration date 12/01                          1,237                (35)

Hang Seng Index
Futures Contracts (Hong Kong)
  expiration date 11/01                          1,672                (56)
                                                            -------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                       $        (189)
                                                            =============

                                               NOTIONAL         MARKET
                                                AMOUNT          VALUE
                                                (000)           (000)
OPTIONS WRITTEN                                   $               $
                                               -------      -------------
Bovespa Index Futures (Brazil)
  Dec 11,670.00 Put                                 --                 66
  Dec 11,118.33 Put                                 --                 10

Kospi 200 Index Futures (South Korea)
  Dec 57.2475 Put                                   36                333
  Dec 56.10 Put                                     10                 82

All Share Index Futures (South Africa)
  Mar 8,780.72 Put                                   1                 81
  Mar 8,486.00 Put                                   1                 41
  Mar 8,999.66 Put                                  --                 28
  Mar 8,190.00 Put                                   1                 27
  Mar 8,317.60 Put                                   1                 31
                                                            -------------

Total Liability for Options Written
  (premiums received $551)                                            699
                                                            =============

                                                                MARKET
                                                 % OF           VALUE
                                                  NET           (000)
INDUSTRY DIVERSIFICATION                        ASSETS            $
                                               -------      -------------
Auto & Transportation                              2.1%             5,919
Consumer Discretionary                             5.3             14,891
Consumer Staples                                   7.0             19,920
Energy                                             8.7             24,778
Financial Services                                19.2             54,171
Health Care                                        1.9              5,279
Materials & Processing                            11.8             33,239
Miscellaneous                                      0.6              1,759
Producer Durables                                  5.7             16,052
Technology                                         7.9             22,270
Utilities                                         21.2             60,127
Options Purchased                                  0.3                914
Short-Term Investments                             7.1             20,123
Long-Term Investments                              0.0                 62
                                               -------      -------------
Total Investments                                 98.8            279,504
Other Assets and Liabilities, net                  1.2              3,318
                                               -------      -------------

NET ASSETS                                       100.0%           282,822
                                               =======      =============

                                                                MARKET
                                                 % OF           VALUE
                                                  NET           (000)
GEOGRAPHIC DIVERSIFICATION                      ASSETS            $
                                               -------      -------------
Europe                                             6.6%            18,502
Latin America                                     23.6             66,751
Pacific Basin                                     38.9            110,103
Middle East                                        9.6             27,115
Africa                                             9.1             25,623
Other                                              3.6             10,311
Options Purchased                                  0.3                914
Short-Term Investments                             7.1             20,123
Long-Term Investments                              0.0                 62
                                               -------      -------------

Total Investments                                 98.8            279,504
Other Assets and Liabilities, net                  1.2              3,318
                                               -------      -------------

NET ASSETS                                       100.0%           282,822
                                               =======      =============


  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund 149

EMERGING MARKETS FUND

                                                                October 31, 2001


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                        UNREALIZED
CONTRACTS TO          IN EXCHANGE                      APPRECIATION
  DELIVER                 FOR          SETTLEMENT     (DEPRECIATION)
   (000)                 (000)            DATE            (000)
------------       ----------------    ----------     -------------
USD      463       BRL        1,300     12/12/01      $           5
USD    1,682       BRL        4,700     12/12/01                  8
USD      269       EUR          300     12/12/01                 --
USD      459       EUR          500     12/12/01                (10)
USD    1,199       EUR        1,300     12/12/01                (32)
USD      307       KRW      400,000     12/12/01                  2
USD    1,538       KRW    2,000,000     12/12/01                  7
EUR      600       USD          551     12/12/01                 13
USD      211       ZAR        2,000     12/12/01                  1
USD      535       ZAR        5,000     12/12/01                 (6)
USD    1,826       ZAR       16,000     12/12/01               (132)
                                                      -------------
                                                      $        (144)
                                                      =============

FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS
                                                        UNREALIZED
CONTRACTS TO          IN EXCHANGE                      APPRECIATION
  DELIVER                 FOR          SETTLEMENT     (DEPRECIATION)
   (000)                 (000)            DATE            (000)
------------       ----------------    ----------     -------------
USD       65       BRL          172     11/05/01      $          (1)
USD       65       BRL          177     11/01/01                 --
USD       25       CZK          957     11/01/01                 --
USD       93       CZK        3,447     11/02/01                 (1)
USD      148       CZK        5,581     11/01/01                  1
USD       39       GBP           26     11/01/01                 --
USD       14       HKD          109     11/01/01                 --
USD       21       HKD          164     11/01/01                 --
USD       40       HKD          314     11/01/01                 --
USD       57       HKD          443     11/01/01                 --
USD      108       HKD          846     11/01/01                 --
USD      115       HKD          895     11/01/01                 --
USD      159       HKD        1,242     11/01/01                 --
USD      171       HKD        1,335     11/01/01                 --
USD      217       HKD        1,690     11/01/01                 --
USD      216       HUF       61,075     11/05/01                 --
USD      257       HUF       71,978     11/06/01                 (4)
USD       16       THB          709     11/01/01                 --
USD      117       TRL  116,718,799     11/01/01                 --
BRL       19       USD            7     11/01/01                 --
BRL       32       USD           12     11/05/01                 --
BRL      115       USD           43     11/01/01                 --
BRL      176       USD           64     11/05/01                 (1)
HKD        5       USD            1     11/01/01                 --
HUF    6,362       USD           22     11/05/01                 --
HUF   11,133       USD           39     11/07/01                 --
HUF   15,904       USD           57     11/05/01                  1
HUF   69,517       USD          245     11/08/01                 --
KRW   99,900       USD           77     11/01/01                 --
MXN       17       USD            2     11/01/01                 --
MXN      118       USD           13     11/01/01                 --
MXN      252       USD           27     11/01/01                 --
MXN      310       USD           33     11/01/01                 --
MXN    1,353       USD          146     11/01/01                 --
MYR        3       USD            1     11/01/01                 --
MYR       87       USD           23     11/05/01                 --
ZAR        4       USD           --     11/06/01                 --
ZAR        9       USD            1     11/01/01                 --
ZAR       37       USD            4     11/05/01                 --
ZAR      130       USD           14     11/06/01                 --
ZAR      168       USD           18     11/02/01                 --
ZAR      268       USD           28     11/01/01                 --
ZAR      577       USD           61     11/06/01                 --
ZAR      581       USD           61     11/06/01                 --
ZAR      636       USD           67     11/05/01                 --
ZAR    1,021       USD          110     11/02/01                  2
ZAR    1,067       USD          113     11/05/01                 --
USD        5       ZAR           43     11/02/01                 --


See accompanying notes which are an integral part of the financial statements.

150 Emerging Markets Fund

EMERGING MARKETS FUND

                                                                October 31, 2001


FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS


                                                   UNREALIZED
CONTRACTS TO     IN EXCHANGE                      APPRECIATION
  DELIVER           FOR          SETTLEMENT      (DEPRECIATION)
   (000)           (000)            DATE             (000)
------------     -----------     ----------      --------------
USD        5     ZAR      44      11/05/01       $           --
USD        6     ZAR      55      11/06/01                   --
USD       35     ZAR     325      11/01/01                   --
                                                 --------------

                                                 $           (3)
                                                 ==============


  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund 151

EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                 October 31, 2001

ASSETS
Investments at market (identified cost $340,824) .................................................    $ 279,504
Cash .............................................................................................        1,690
Foreign currency holdings (identified cost $3,728) ...............................................        3,949
Unrealized appreciation on forward foreign currency exchange contracts ...........................           36
Unrealized appreciation on foreign currency exchange spot contracts ..............................            4
Receivables:
  Dividends and interest .........................................................................          337
  Investments sold ...............................................................................        3,932
  Fund shares sold ...............................................................................          746
                                                                                                      ---------
    Total assets .................................................................................      290,198


LIABILITIES
Payables:
  Investments purchased ..............................................................   $   5,365
  Fund shares redeemed ...............................................................         344
  Accrued fees to affiliates .........................................................         533
  Other accrued expenses .............................................................         244
  Daily variation margin on futures contracts ........................................           4
Unrealized depreciation on forward foreign currency exchange contracts ...............         180
Unrealized depreciation on foreign currency exchange spot contracts ..................           7
Options written, at market value (premiums received $551) ............................         699
                                                                                         ---------

    Total liabilities .............................................................................       7,376
                                                                                                      ---------

NET ASSETS ........................................................................................   $ 282,822
                                                                                                      =========

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income ......................................   $  (1,269)
Accumulated net realized gain (loss) ..............................................................    (132,339)
Unrealized appreciation (depreciation) on:
  Investments .....................................................................................     (61,320)
  Futures contracts ...............................................................................        (189)
  Options written .................................................................................        (148)
  Foreign currency-related transactions ...........................................................          23
Shares of beneficial interest .....................................................................         401
Additional paid-in capital ........................................................................     477,663
                                                                                                      ---------

NET ASSETS ........................................................................................   $ 282,822
                                                                                                      =========
NET ASSET VALUE, offering and redemption price per share:
  Class C ($2,377,457 divided by 344,821 shares of $.01 par value
    shares of beneficial interest outstanding) ....................................................   $    6.89
                                                                                                      =========
  Class E ($6,958,637 divided by 992,108 shares of
    $.01 par value shares of beneficial interest outstanding) .....................................   $    7.01
                                                                                                      =========
  Class S ($273,486,308 divided by 38,811,326 shares of $.01 par value
    shares of beneficial interest outstanding) ....................................................   $    7.05
                                                                                                      =========

See accompanying notes which are an integral part of the financial statements.

152 Emerging Markets Fund

EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME
  Dividends....................................................................................................   $          8,262
  Dividends from Money Market Fund.............................................................................                773
  Less foreign taxes withheld..................................................................................               (743)
                                                                                                                  ----------------

    Total investment income....................................................................................              8,292

EXPENSES
  Advisory fees...........................................................................     $          3,767
  Administrative fees.....................................................................                  188
  Custodian fees..........................................................................                1,124
  Distribution fees - Class C.............................................................                   18
  Transfer agent fees.....................................................................                1,497
  Professional fees.......................................................................                   98
  Registration fees.......................................................................                   67
  Shareholder servicing fees - Class C....................................................                    6
  Shareholder servicing fees - Class E....................................................                   18
  Trustees' fees..........................................................................                   15
  Miscellaneous...........................................................................                  104
                                                                                               ----------------

  Expenses before reductions..............................................................                6,902
  Expense reductions......................................................................                  (12)
                                                                                               ----------------

    Expenses, net..............................................................................................              6,890
                                                                                                                  ----------------

Net investment income..........................................................................................              1,402
                                                                                                                  ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments.............................................................................              (62,819)
  Futures contracts.......................................................................                 (758)
  Options written ........................................................................                 (212)
  Foreign currency-related transactions...................................................               (1,898)           (65,687)
                                                                                               ----------------
Net change in unrealized appreciation (depreciation) on:
  Investments.............................................................................              (23,295)
  Futures contracts.......................................................................                 (189)
  Options written.........................................................................                 (148)
  Foreign currency-related transactions...................................................                   87            (23,545)
                                                                                               ----------------   ----------------

Net realized and unrealized gain (loss)........................................................................            (89,232)
                                                                                                                  ----------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS..........................................................   $        (87,830)
                                                                                                                  ================

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund 153

EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                  FISCAL YEAR ENDED   TEN MONTHS ENDED      YEAR ENDED
                                                                  OCTOBER 31, 2001    OCTOBER 31, 2000   DECEMBER 31, 1999
                                                                  -----------------   ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income .......................................   $           1,402   $             91   $             879
  Net realized gain (loss) ....................................             (65,687)             6,888              (4,225)
  Net change in unrealized appreciation (depreciation) ........             (23,545)          (130,418)            153,335
                                                                  -----------------   ----------------   -----------------

    Net increase (decrease) in net assets from operations .....            (87,830)           (123,439)            149,989
                                                                  -----------------   ----------------   -----------------

DISTRIBUTIONS
  From net investment income
    Class C ...................................................                  --                 (3)                 --
    Class E ...................................................                  --                (22)                (16)
    Class S ...................................................                  --             (2,029)             (3,161)
                                                                  -----------------   ----------------   -----------------
      Net decrease in net assets from distributions ...........                  --             (2,054)             (3,177)
                                                                  -----------------   ----------------   -----------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share
    transactions...............................................               2,835             54,571              (2,461)
                                                                  -----------------   ----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN  NET ASSETS ..................             (84,995)           (70,922)            144,351

NET ASSETS
  Beginning of period .........................................             367,817            438,739             294,388
                                                                  -----------------   ----------------   -----------------
  End of period (including accumulated distributions in
    excess of net investment income of $1,269, $1,218
    and $2,814, respectively) .................................   $         282,822   $        367,817   $         438,739
                                                                  =================   ================   =================


See accompanying notes which are an integral part of the financial statements.

154 Emerging Markets Fund

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                     2001*        2000**      1999***
                                                    -------      -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD ...........    $  9.15      $ 12.47      $  8.07

INCOME FROM OPERATIONS
  Net investment income (a) ....................       (.04)        (.10)        (.12)
  Net realized and unrealized gain (loss) ......      (2.22)       (3.20)        4.57
                                                    -------      -------      -------

    Total income from operations ...............      (2.26)       (3.30)        4.45
                                                    -------      -------      -------
DISTRIBUTIONS
  From net investment income ...................         --         (.02)        (.05)
                                                    -------      -------      -------

NET ASSET VALUE, END OF PERIOD .................    $  6.89      $  9.15      $ 12.47
                                                    =======      =======      =======

TOTAL RETURN (%)(b) ............................     (24.70)      (26.51)       55.43

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .....      2,377        2,228        1,631
  Ratios to average net assets (%)(c):
    Operating expenses, net ....................       3.08         2.91         2.91
    Operating expenses, gross ..................       3.09         2.92         2.91
    Net investment income ......................       (.55)       (1.02)       (1.23)

  Portfolio turnover rate (%) ..................      83.74        73.11        94.85

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
***  For the period January 27, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                       Emerging Markets Fund 155

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                           YEARS ENDED DECEMBER 31,
                                                                           ------------------------
                                                   2001*       2000**       1999            1998***
                                                  -------     -------      ------           -------
NET ASSET VALUE, BEGINNING OF PERIOD ...........  $  9.24     $ 12.51      $ 8.48           $  7.37
                                                  -------     -------      ------           -------
INCOME FROM OPERATIONS
  Net investment income (a) ....................      .02        (.03)       (.04)             (.02)
  Net realized and unrealized gain (loss) ......    (2.25)      (3.20)       4.14              1.13
                                                  -------     -------      ------           -------

    Total income from operations ...............    (2.23)      (3.23)       4.10              1.11
                                                  -------     -------      ------           -------
DISTRIBUTIONS
  From net investment income ...................       --        (.04)       (.07)               --
                                                  -------     -------      ------           -------
NET ASSET VALUE, END OF PERIOD .................  $  7.01     $  9.24      $12.51           $  8.48
                                                  =======     =======      ======           =======

TOTAL RETURN (%)(b) ............................   (24.13)     (25.90)      48.71             15.06

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .....    6,959       6,388       6,314                39

  Ratios to average net assets (%)(c)(d):
    Operating expenses, net ....................     2.33        2.16        2.17                --
    Operating expenses, gross ..................     2.33        2.17        2.17                --
    Net investment income ......................      .21        (.30)       (.40)               --

  Portfolio turnover rate (%) ..................    83.74       73.11       94.85             59.35

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
***  For the period September 22, 1998 (commencement of sale) to December 31,
     1998.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d) The ratios for the period ended December 31, 1998 are not meaningful due the Class's short period of operation.

156 Emerging Markets Fund

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                      YEARS ENDED DECEMBER 31,
                                                                           -----------------------------------------------
                                                   2001*        2000**       1999         1998         1997         1996
                                                 --------     --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD ..........  $   9.25     $  12.52     $   8.48     $  11.79     $  12.35     $  11.16
                                                 --------     --------     --------     --------     --------     --------

INCOME FROM OPERATIONS
  Net investment income (a)*** ................       .04           --          .03          .12          .14          .10
  Net realized and unrealized gain (loss) .....     (2.24)       (3.21)        4.10        (3.35)        (.56)        1.26
                                                 --------     --------     --------     --------     --------     --------

    Total income from operations ..............     (2.20)       (3.21)        4.13        (3.23)        (.42)        1.36
                                                 --------     --------     --------     --------     --------     --------

DISTRIBUTIONS
  From net investment income ..................        --         (.06)        (.09)        (.08)        (.14)        (.17)
                                                 --------     --------     --------     --------     --------     --------

NET ASSET VALUE, END OF PERIOD ................  $   7.05     $   9.25     $  12.52     $   8.48     $  11.79     $  12.35
                                                 ========     ========     ========     ========     ========     ========

TOTAL RETURN (%)(b) ...........................    (23.89)      (25.79)       49.03       (27.57)       (3.45)       12.26

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ....   273,486      359,201      430,794      294,349      333,052      271,490

  Ratios to average net assets (%)(c):
    Operating expenses, net ...................      2.09         1.91         1.91         1.75         1.64         1.71
    Operating expenses, gross .................      2.09         1.92         1.91         1.75         1.64         1.72
    Net investment income .....................       .44         (.02)         .26         1.20          .87          .77

  Portfolio turnover rate (%) .................     83.74        73.11        94.85        59.35        50.60        34.62

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
***  Less than $.01 per share for the period ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                       Emerging Markets Fund 157

REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)


OBJECTIVE: To generate a high level of total return through above-average current income, while maintaining the potential for capital appreciation.

INVESTS IN: Equity securities of companies in the real estate industry.

STRATEGY: The Fund uses a multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of three managers with distinct approaches to investing in real estate equity security.

                         GROWTH OF A $10,000 INVESTMENT

                     Real Estate
                     Securities -              NAREIT
Dates                  Class S              Equity REIT**
-----                ------------           -------------
Inception*            $10,000                 $10,000
1992                  $12,042                 $11,738
1993                  $15,756                 $15,466
1994                  $14,877                 $14,541
1995                  $16,575                 $16,316
1996                  $20,744                 $20,348
1997                  $27,313                 $27,017
1998                  $24,112                 $23,561
1999                  $23,051                 $21,902
2000                  $28,815                 $25,906
2001                  $31,545                 $29,608

                         YEARLY PERIODS ENDED OCTOBER 31

REAL ESTATE SECURITIES FUND - CLASS S

  PERIODS ENDED     GROWTH OF        TOTAL
     10/31/01        $10,000         RETURN
-----------------  -----------     ----------
 1 Year             $ 10,948         9.48%
 5 Years            $ 15,207         8.74%(S)
10 Years            $ 31,545        12.16%(S)


REAL ESTATE SECURITIES FUND - CLASS E++

   PERIODS ENDED     GROWTH OF       TOTAL
      10/31/01        $10,000        RETURN
-----------------  -----------     ----------
 1 Year             $10,923          9.23%
 5 Years            $14,918          8.32%(S)
10 Years            $30,946         11.95%(S)


REAL ESTATE SECURITIES FUND - CLASS C++++

  PERIODS ENDED      GROWTH OF        TOTAL
     10/31/01         $10,000        RETURN
-----------------   -----------    ----------
     1 Year          $10,841         8.41%
     5 Years         $14,619         7.89%(S)
    10 Years         $30,325        11.72%(S)


NAREIT EQUITY REIT INDEX

  PERIODS ENDED      GROWTH OF        TOTAL
     10/31/01         $10,000        RETURN
-----------------   -----------    ----------
     1 Year          $11,429        14.29%
     5 Years         $14,551         7.79%(S)
    10 Years         $29,608        11.47%(S)



158 REAL ESTATE SECURITIES FUND

REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW
For the year ended October 31, 2001, the Real Estate Securities Fund Class S, Class E and Class C shares gained 9.48%, 9.23%, and 8.41%, respectively. The Fund's benchmark, the NAREIT Equity REIT Index, returned 14.29% for the same period.

The Fund's performance during the period reinforced the reasons for including real estate in a diversified portfolio. As the equities market continued to face increasing challenges over the past year, particularly from the technology sector, real estate showed improving strength as investors looked for an asset class to hedge against the volatility in the stock market.

PORTFOLIO HIGHLIGHTS
For most of the fiscal year, the best performing REIT stocks were last year's laggards. During the past fiscal year, the performance spread between sectors was extreme. The health care, self storage, and retail sectors of the REIT market have all performed exceptionally well, while the lodging and resorts sector was especially hard hit, with the majority of losses occurring in the wake of the September 11 terrorist attacks.

During much of the past twelve months, the market maintained a cautious view, and rewarded those REITs with higher yields, lower valuations, and higher interest rate sensitivities. The consensus among the Fund's three managers was that the most attractive longer-term opportunities within the REIT market were in the office and industrial properties sector.Each of the Fund's managers was focused on identifying high quality properties that, in their views, had the best prospects for future dividend growth. As a result of the market's emphasis on near term caution, this strategy was not rewarded in 2001.

Each of the Fund's three managers continued to have confidence in their methodologies, and continued to emphasize high earnings quality, income growth potential, and quality of cash flow generated.

TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)             October 31, 2001

Equity Office Properties Trust                             7.4%
Avalonbay Communities, Inc.                                5.4
Boston Properties, Inc.                                    4.5
Simon Property Group, Inc.                                 4.3
Equity Residential Properties Trust                        4.2
Vornado Realty Trust                                       4.0
Apartment Investment & Management Co. Class A              3.9
Archstone-Smith Trust                                      3.8
Arden Realty Group, Inc.                                   3.5
Public Storage, Inc.                                       2.8

PORTFOLIO CHARACTERISTICS

                                                October 31, 2001

Current P/E Ratio                                          15.9x
Portfolio Price/Book Ratio                                 1.51x
Market Capitalization - $-Weighted Average              3.22 Bil
Number of Holdings                                            54


MONEY MANAGERS

AEW Management & Advisors, LP
Cohen & Steers Capital Management, Inc.
Security Capital Global Capital
  Management Group, Inc.

* Real Estate Securities Fund Class S assumes initial investment on November 1, 1991.

** NAREIT Equity REIT Index is an index composed of all the data based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market value-weighted. The total-return calculation is based upon whether it is 1-month, 3-months or 12-months. Only those REITs listed for the entire period are used in the total return calculation.

++ Real Estate Securities Fund Class S performance has been linked with Class E to provide historical perspective. For the period, November 4, 1996 (commencement of sale) through May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Real Estate Securities Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                 Real Estate Securities Fund 159

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                                MARKET
                                                  NUMBER        VALUE
                                                    OF          (000)
                                                  SHARES          $
                                                ----------    ----------
COMMON STOCKS (b) - 91.7%
APARTMENT - 26.1%
Amli Residential Properties Trust                 138,100         3,222
Apartment Investment & Management Co.
  Class A                                         576,615        24,201
Archstone-Smith Trust (a)                         983,124        23,792
Avalonbay Communities, Inc.                       737,800        33,496
Camden Property Trust                             155,429         5,409
Chateau Communities, Inc.                         138,100         4,350
Equity Residential Properties Trust             1,022,976        26,546
Essex Property Trust, Inc.                        272,800        12,781
Post Properties, Inc.                             288,746         9,806
Smith (Charles E.) Residential
  Realty, Inc.                                    255,050        12,102
Summit Properties, Inc.                           122,500         2,774
Sun Communities, Inc.                             111,000         4,162
                                                              ---------
                                                                162,641
                                                              ---------
HEALTH CARE - 2.6%
Health Care Property Investors, Inc.              225,300         8,386
Nationwide Health Properties, Inc.                400,100         7,882
                                                              ---------
                                                                 16,268
                                                              ---------
HOTELS/LEISURE - 0.9%
Hospitality Properties Trust                      169,500         4,205
Starwood Hotels & Resorts
  Worldwide, Inc. Class B                          70,400         1,552
                                                              ---------
                                                                  5,757
                                                              ---------
OFFICE/INDUSTRIAL - 37.9%
AMB Property Corp.                                671,600        16,327
Arden Realty Group, Inc.                          883,750        21,767
Boston Properties, Inc.                           794,850        28,098
Brandywine Realty Trust                           333,900         6,591
Brookfield Properties Corp.                       547,400         8,786
Cabot Industrial Trust                             73,700         1,756
CarrAmerica Realty Corp.                          234,000         6,625
Crescent Real Estate Equities, Co.                135,500         2,386
Duke-Weeks Realty Corp.                           166,019         3,827
Equity Office Properties Trust                  1,620,121        46,173
Highwoods Properties, Inc.                        114,700         2,707
Kilroy Realty Corp.                               358,300         8,388
Liberty Property Trust                            545,100        14,609
Mack-Cali Realty Corp.                            407,500        12,633
Plum Creek Timber Co., Inc.                        95,700         2,644
Prentiss Properties Trust                         558,000        14,173
ProLogis Trust                                    798,118        15,906
PS Business Parks, Inc.                            43,700         1,227
Reckson Associates Realty Corp.                   514,200        11,827
SL Green Realty Corp.                             213,900         6,377
Trizec Hahn Corp.                                 249,000         3,981
                                                              ---------
                                                                236,808
                                                              ---------
OUTLET CENTERS - 1.0%
Chelsea Property Group, Inc.                      142,000         6,362
                                                              ---------
REGIONAL MALLS - 10.2%
CBL & Associates Properties, Inc.                 105,300         3,066
General Growth Properties, Inc.                   384,800        14,091
Macerich Co. (The)                                 84,100         2,035
Rouse Co. (The)                                   277,900         7,300
Simon Property Group, Inc.                        982,700        27,024
Taubman Centers, Inc.                             736,000         9,907
                                                              ---------
                                                                 63,423
                                                              ---------
SELF STORAGE - 3.1%
Public Storage, Inc.                              528,856        17,394
Shurgard Storage Centers, Inc. Class A             75,100         2,258
                                                              ---------
                                                                 19,652
                                                              ---------
SHOPPING CENTER - 9.9%
Capital Automotive                                 46,400           898
Developers Diversified Realty Corp.               182,400         3,320
Federal Realty Investment Trust                   550,200        12,005
Kimco Realty Corp.                                114,600         5,603
Pan Pacific Retail Properties, Inc.               448,700        12,451
Philips International Realty Corp.                 92,700           273
Regency Centers Corp.                              84,800         2,099
Vornado Realty Trust                              645,400        25,300
                                                              ---------
                                                                 61,949
                                                              ---------
TOTAL COMMON STOCKS
(cost $496,232)                                                 572,860
                                                              ---------

160 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

                                                                October 31, 2001

                                                 PRINCIPAL      MARKET
                                                  AMOUNT        VALUE
                                                   (000)        (000)
                                                     $            $
                                                ----------    ----------
SHORT-TERM INVESTMENTS - 8.5%
Frank Russell Investment Company
   Money Market Fund (c)                           53,125        53,125
                                                              ----------
TOTAL SHORT-TERM INVESTMENTS
(cost $53,125)                                                   53,125
                                                              ----------
TOTAL INVESTMENTS - 100.2%
(identified cost $549,357)                                      625,985

OTHER ASSETS AND LIABILITIES,
NET - (0.2%)                                                    (1,572)
                                                              ----------
NET ASSETS - 100.0%                                             624,413
                                                              ==========

(a)  Nonincome-producing security.
(b) All common stocks held are Real Estate Investment Trusts (REIT) with the exception of the following:
       Archstone-Smith Trust
       Brookfield Properties Corp.
       Chateau Communities, Inc.
       Chelsea Property Group, Inc.
       Plum Creek Timber Co., Inc.
       Starwood Hotels & Resorts Worldwide, Inc. Class B
       Trizek Hahn Corp.
(c)  At net asset value.

See accompanying notes which are an integral part of the financial statements.

                                                 Real Estate Securities Fund 161

REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                 October 31, 2001

ASSETS
Investments at market (identified cost $549,357)...................................................   $      625,985
Receivables:
  Dividends........................................................................................            1,296
  Investments sold.................................................................................           17,680
  Fund shares sold.................................................................................            1,525
                                                                                                      --------------

    Total assets...................................................................................          646,486

LIABILITIES
Payables:
  Investments purchased.........................................................      $      20,180
  Fund shares redeemed..........................................................              1,038
  Accrued fees to affiliates....................................................                748
  Other accrued expenses........................................................                107
                                                                                      -------------


    Total liabilities..............................................................................           22,073
                                                                                                      --------------

NET ASSETS                                                                                            $      624,413
                                                                                                      ==============

NET ASSETS CONSIST OF:
Undistributed net investment income................................................................   $        1,254
Accumulated net realized gain (loss)...............................................................           (8,276)
Unrealized appreciation (depreciation) on investments..............................................           76,628
Shares of beneficial interest......................................................................              229
Additional paid-in capital.........................................................................          554,578
                                                                                                      --------------

NET ASSETS                                                                                            $      624,413
                                                                                                      ==============

NET ASSET VALUE, offering and redemption price per share:
  Class C ($5,717,972 divided by 212,045 shares of $.01 par value
    shares of beneficial interest outstanding).....................................................   $        26.97
                                                                                                      ==============
  Class E ($11,415,238 divided by 420,671 shares of $.01 par value
    shares of beneficial interest outstanding).....................................................   $        27.14
                                                                                                      ==============
  Class S ($607,279,522 divided by 22,238,481 shares of $.01 par value
    shares of beneficial interest outstanding).....................................................   $        27.31
                                                                                                      ==============

See accompanying notes which are an integral part of the financial statements.

162 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME
  Dividends..............................................................................   $  41,674
  Dividends from Money Market Fund ......................................................       1,363
                                                                                            ---------
    Total investment income..............................................................      43,037

EXPENSES
  Advisory fees ..............................................................  $  5,384
  Administrative fees ........................................................       367
  Custodian fees .............................................................       287
  Distribution fees - Class C.................................................        34
  Transfer agent fees.........................................................     1,661
  Professional fees ..........................................................        60
  Registration fees ..........................................................        90
  Shareholder servicing fees - Class C .......................................        12
  Shareholder servicing fees - Class E .......................................        26
  Trustees' fees .............................................................        16
  Miscellaneous ..............................................................        81
                                                                                --------
   Expenses before reductions ................................................     8,018
   Expense reductions ........................................................        (6)
                                                                                --------

     Expenses, net ......................................................................       8,012
                                                                                            ---------
Net investment income ...................................................................      35,025
                                                                                            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ................................................................    24,629
  Foreign currency-related transactions ......................................         2       24,631
                                                                                --------

Net change in unrealized appreciation (depreciation) on investments...........                  4,162
                                                                                            ---------
Net realized and unrealized gain (loss) ......................................                 28,793
                                                                                            ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.........................              $  63,818
                                                                                            =========


  See accompanying notes which are an integral part of the financial statements.

                                                 Real Estate Securities Fund 163

REAL ESTATE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                      FISCAL YEAR ENDED  TEN MONTHS ENDED       YEAR ENDED
                                                                      OCTOBER 31, 2001   OCTOBER 31, 2000   DECEMBER 31, 1999
                                                                      -----------------  ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income...............................................  $     35,025       $     27,581        $      33,298
  Net realized gain (loss)............................................        24,631             (9,932)             (22,242)
  Net change in unrealized appreciation (depreciation) ...............         4,162             94,886              (10,653)
                                                                        ------------       ------------        -------------
    Net increase (decrease) in net assets from operations.............        63,818            112,535                  403
                                                                        ------------       ------------        -------------
DISTRIBUTIONS
  From net investment income
    Class C...........................................................          (195)               (78)                 (67)
    Class E...........................................................          (503)              (266)                (358)
    Class S...........................................................       (32,506)           (21,539)             (42,467)
                                                                        ------------       ------------        -------------
      Net decrease in net assets from distributions ..................       (33,204)           (21,883)             (42,892)
                                                                        ------------       ------------        -------------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions ......       (88,217)            (6,841)              63,525
                                                                        ------------       ------------        -------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS...........................       (57,603)            83,811               21,036

NET ASSETS
  Beginning of period.................................................       682,016            598,205              577,169
                                                                        ------------       ------------        -------------
  End of period (including undistributed net investment income of
    $1,254 and accumulated distributions in excess of net investment
    income of $570 and $6,282, respectively)..........................  $    624,413       $    682,016        $     598,205
                                                                        ============       ============        =============

See accompanying notes which are an integral part of the financial statements.

164 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                    2001*       2000**        1999***
                                                                ---------     ---------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . .  $   25.93     $   22.69      $   24.13
                                                                ---------     ---------      ---------
INCOME FROM OPERATIONS
  Net investment income (a). . . . . . . . . . . . . . . . .         1.16           .84           1.08
  Net realized and unrealized gain (loss) . . . . . . . . . .        1.02          3.11          (1.06)
                                                                ---------     ---------      ---------
    Total income from operations. . . . . . . . . . . . . . .        2.18          3.95            .02
                                                                ---------     ---------      ---------
DISTRIBUTIONS
  From net investment income . . . . . . . . . . . . . . . .        (1.14)         (.71)         (1.46)
                                                                ---------     ---------      ---------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . .  $   26.97     $   25.93      $   22.69
                                                                =========     =========      =========
TOTAL RETURN (%)(b) . . . . . . . . . . . . . . . . . . . . .        8.41         17.54            .19

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) . . . . . . . . .        5,718         3,393          1,771

  Ratios to average net assets (%)(c):
    Operating expenses . . . . . . . . . . . . . . . . . . .         2.17          2.16           2.14
    Net investment income . . . . . . . . . . . . . . . . . .        4.20          4.06           5.12

  Portfolio turnover rate (%). . . . . . . . . . . . . . . .        44.50         53.30          42.69

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.



                                                 Real Estate Securities Fund 165

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                  YEARS ENDED DECEMBER 31,
                                                                                        -----------------------------------------
                                                               2001*        2000**       1999       1998       1997       1996***
                                                              -------       ------      ------     ------     ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD ......................   $ 26.07       $ 22.76     $ 24.27    $ 31.02    $ 29.18     $ 26.67
                                                              -------       -------     -------    -------    -------     -------
INCOME FROM OPERATIONS
  Net investment income (a) ...............................      1.38           .98        1.28       1.26       1.14         .24
  Net realized and unrealized gain (loss) .................      1.03          3.14       (1.24)     (6.12)      3.95        3.85
                                                              -------       -------     -------    -------    -------     -------
    Total income from operations ..........................      2.41          4.12         .04      (4.86)      5.09        4.09
                                                              -------       -------     -------    -------    -------     -------
DISTRIBUTIONS
  From net investment income ..............................     (1.34)         (.81)      (1.55)     (1.43)     (1.04)       (.32)
  From net realized gain ..................................        --            --          --       (.46)     (2.21)      (1.26)
                                                              -------       -------     -------    -------    -------     -------
    Total distributions ...................................     (1.34)         (.81)      (1.55)     (1.89)     (3.25)      (1.58)
                                                              -------       -------     -------    -------    -------     -------
NET ASSET VALUE, END OF PERIOD ............................   $ 27.14       $ 26.07     $ 22.76    $ 24.27    $ 31.02     $ 29.18
                                                              =======       =======     =======    =======    =======     =======
TOTAL RETURN (%)(b) .......................................      9.23         18.24         .30     (16.25)     18.20       15.75

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ................    11,415         9,094       7,134        843        388         101

  Ratios to average net assets (%)(c):
    Operating expenses ....................................      1.42          1.41        1.39       1.47       1.71        1.77
    Net investment income .................................      4.96          4.78        5.42       4.90       3.94        5.31

  Portfolio turnover rate (%)..............................     44.50         53.30       42.69      42.58      49.40       51.75

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

166 REAL ESTATE SECURITIES FUND

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                      YEARS ENDED DECEMBER 31,
                                                                           --------------------------------------------
                                                     2001*      2000**       1999        1998        1997        1996
                                                   --------    --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD ...........   $  26.22    $  22.86    $  24.44    $  30.86    $  29.19    $  23.51
                                                   --------    --------    --------    --------    --------    --------
INCOME FROM OPERATIONS
   Net investment income (a) ...................       1.46        1.04        1.30        1.34        1.36        1.39
   Net realized and unrealized gain (loss)             1.03        3.15       (1.20)      (6.13)       3.93        6.89
                                                   --------    --------    --------    --------    --------    --------
     Total income from operations ..............       2.49        4.19         .10       (4.79)       5.29        8.28
                                                   --------    --------    --------    --------    --------    --------
DISTRIBUTIONS
   From net investment income ..................      (1.40)       (.83)      (1.68)      (1.17)      (1.41)      (1.34)
   From net realized gain ......................         --          --          --        (.46)      (2.21)      (1.26)
                                                   --------    --------    --------    --------    --------    --------
     Total distributions .......................      (1.40)       (.83)      (1.68)      (1.63)      (3.62)      (2.60)
                                                   --------    --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD .................   $  27.31    $  26.22    $  22.86    $  24.44    $  30.86    $  29.19
                                                   ========    ========    ========    ========    ========    ========
TOTAL RETURN (%)(b) ............................       9.48       18.53         .55      (15.94)      18.99       36.81

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).....    607,280     669,529     589,300     576,326     615,483     445,619

   Ratios to average net assets (%)(c):
     Operating expenses, net ...................       1.17        1.16        1.14        1.05        1.02        1.04
     Operating expenses, gross .................       1.18        1.16        1.14        1.05        1.02        1.04
     Net investment income .....................       5.19        5.00        5.41        4.93        4.57        5.64

   Portfolio turnover rate (%) .................      44.50       53.30       42.69       42.58       49.40       51.75

*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                 Real Estate Securities Fund 167

SHORT-TERM BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)


OBJECTIVE: The preservation of capital and the generation of current income consistent with the preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

INVESTS IN: Fixed-income securities with low-volatility characteristics.

STRATEGY: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk relative to other short-term bond investments. The Fund employed the investment management services of four managers using two approaches to investment in short-term fixed-income securities.

                         GROWTH OF A $10,000 INVESTMENT

                  Short Term Bond -
Dates                 Class S++             ML 1-2.99**
-----             -----------------          -----------
Inception*            $10,000                 $10,000
1992                  $10,591                 $10,819
1993                  $11,250                 $11,449
1994                  $11,368                 $11,585
1995                  $12,327                 $12,622
1996                  $13,019                 $13,368
1997                  $13,811                 $14,234
1998                  $14,720                 $15,331
1999                  $15,140                 $15,790
2000                  $16,060                 $16,749
2001                  $17,788                 $18,563

                        YEARLY PERIODS ENDED OCTOBER 31


SHORT TERM BOND FUND - CLASS S

 PERIODS ENDED     GROWTH OF       TOTAL
   10/31/01         $10,000       RETURN
---------------   -----------   ----------
1 Year              $11,076       10.76%
5 Years             $13,663        6.44%(S)
10 Years            $17,788        5.92%(S)


SHORT TERM BOND FUND - CLASS E++++

 PERIODS ENDED     GROWTH OF       TOTAL
   10/31/01         $10,000       RETURN
---------------   -----------   ----------
 1 Year             $11,054       10.54%
 5 Years            $13,572        6.30%(S)
 10 Years           $17,669        5.85%(S)


SHORT TERM BOND FUND - CLASS C ++++++

 PERIODS ENDED     GROWTH OF       TOTAL
   10/31/01         $10,000       RETURN
---------------   -----------   ----------
1 Year              $10,977        9.77%
5 Years             $13,309        5.88%(S)
10 Years            $17,327        5.65%(S)


MERRILL LYNCH 1-2.99 YEARS TREASURY INDEX

 PERIODS ENDED     GROWTH OF       TOTAL
   10/31/01         $10,000       RETURN
---------------   -----------   ----------
1 Year              $11,083       10.83%
5 Years             $13,887        6.79%(S)
10 Years            $18,563        6.38%(S)

168 Short-Term Bond Fund

SHORT-TERM BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW
For the twelve months ended October 31, 2001, the Short-Term Bond Fund Class S, Class E, and Class C shares reflected total returns of 10.76%, 10.54%, and 9.77%, respectively. This compared to a 10.83% return for the Merrill Lynch 1-2.99 Years Treasury Index.

The Fund's excess returns within the asset backed and agency sectors were largely offset by its mortgage and high yield holdings. Accordingly, the Fund produced returns very near its benchmark over the period.

PORTFOLIO HIGHLIGHTS
As a result of the continued slowing of the US economy during the latter part of 2000, investors waited in anticipation for the Federal Reserve Board (Fed) to cut interest rates. As 2001 began, the Fed wasted little time, as it slashed 50 basis points off the federal funds rate on the first trading day of the new year. After that initial action, the Fed made an unprecedented eight additional cuts during the fiscal period, dropping the key interest rate by 400 basis points in 10 months. Although the impact of the consecutive rate cuts was much more significant in the short end of the market, the US Treasury's October 2001 announcement that it would cease issuance of the 30-year bond dramatically lowered yields on the long end, and, to a lesser extent, within the intermediate range of the yield curve.

During the period, asset backed securities and government agency issues were among the strongest sectors of the fixed-income market. The Fund was rewarded for its overweight holdings of asset backed issues. During the past twelve months, as concerns of an impending economic slowdown and other threats to US interests caused investors to bid up the price of US Treasury issues, the Fund's performance was dampened, as it maintained an underweight allocation to the sector. Additionally, the Fund's positions within the more aggressive sectors of the market, such as high yield and emerging markets, also negatively impacted returns, as these sectors trailed due to concerns about the strength of the US economy.

TOP TEN ISSUERS
(as a percent of Total Investments)             October 31, 2001

Government National Mortgage Association                 14.0%
Federal National Mortgage Association                     7.2
United States Treasury                                    5.1
Federal Home Loan Mortgage Corp.                          3.7
General Motors Acceptance Corp.                           2.6
Ford Motor Credit Co.                                     2.1
Peoplefirst.com Automobile Receivables Owner Trust        2.0
National Westminster Bank                                 1.9
Household Finance Corp.                                   1.7
CIT Group, Inc.                                           1.6

PORTFOLIO CHARACTERISTICS

                                                October 31, 2001

Weighted Average Quality Diversification                   AA
Weighted Average Years-to-Maturity                  3.6 Years
Weighted Average Duration                           1.6 Years
Current Yield (SEC 30-day standardized)
  Class S                                                 4.6%
  Class E                                                 4.4%
  Class C                                                 3.6%
Number of Issues                                          292
Number of Issuers                                         222


MONEY MANAGERS                                     STYLES

BlackRock Financial Management, Inc.             Mortgage/
                                                 Asset Backed
Merganser Capital Management, LP                 Sector Rotation
Pacific Investment Management Company, LLC       Sector Rotation
STW Fixed Income Management, Ltd.                Sector Rotation

*      Short-Term Bond Fund Class S assumes initial investment on November 1,
       1990.

** Merrill Lynch 1-2.99 Years Treasury Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing US Treasury debt. Issues must carry a term to maturity of at least one year, and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Short-Term Bond Fund Class S performance has been linked with Class E to provide historical perspective. From February 18, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++++ Short-Term Bond Fund Class S and Class E performance has been linked with
       Class C to provide historical perspective. From March 3, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                        Short-Term Bond Fund 169

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                 PRINCIPAL      MARKET
                                                  AMOUNT        VALUE
                                                   (000)        (000)
                                                     $            $
                                                ----------    ----------
LONG-TERM INVESTMENTS - 96.1%
ASSET-BACKED SECURITIES - 21.8%
American Express Credit Account
  Master Trust
  Series 1997-1, Class A
    6.400% due 04/15/05                             4,000        4,125
Arcadia Automobile Receivables Trust
  Series 1998-E Class A3
    5.750% due 10/15/06                             2,500        2,582
Boston Edison Co.
  Series 1999-1 Class A2
    6.450% due 09/15/05                             3,241        3,366
California Infrastructure SCE-1
  Series 1997-1 Class A4
    6.220% due 03/25/04                             2,479        2,499
California Infrastructure SDG&E-1
  Series 1997-1 Class A5
    6.190% due 09/25/05                             2,850        2,959
Chase Manhattan Automobile
  Owner Trust
  Series 1998-B Class A4
    5.800% due 02/17/03                               740          749
  Series 2000-A Class A3
    6.210% due 12/15/04                             3,700        3,838
  Series 2000-A Class A4
    6.260% due 06/15/07                               600          637
Chevy Chase Automobile
  Receivables Trust
  Series 1997-3, Class A
    6.200% due 03/20/04                                98           98
  Series 2000-1 Class A4
    7.470% due 07/15/05                             1,370        1,489
Chevy Chase Home Loan Trust
  Series 1996-1 Class A
    7.150% due 05/15/15                               776          810
Citibank Credit Card Master Trust I
  Series 1998-3 Class A
    5.800% due 02/07/05                             1,500        1,555
CNH Equipment Trust
  Series 2000-B Class A3
    6.880% due 03/15/05                             2,000        2,070
Conseco Finance Securitizations Corp.
  Series 2000-2 Class A3
    8.070% due 12/01/30                             1,150        1,232
Contimortgage Home Equity Loan Trust
  Series 1998-2 Class A7
    6.570% due 03/15/23                             1,000        1,049
Copelco Capital Funding Corp.
  Series 1999-A Class A5
    5.950% due 06/15/04                             1,250        1,300
DaimlerChrysler Auto Trust
  Series 2000-A Class A3
    7.090% due 12/06/03                             3,300        3,374
  Series 2000-B Class A4
    7.630% due 06/08/05                               600          647
  Series 2000-D Class A3
    6.660% due 01/08/05                             1,300        1,358
  Series 2000-E Class A3
    6.110% due 11/08/04                               600          628
Dealer Automobile Receivables Trust
  Series 2000-1 Class A3
    7.070% due 05/17/04                             3,000        3,099
Discover Card Master Trust I
  Series 1998-7 Class A
    5.600% due 05/16/06                             1,500        1,562
  Series 1999-1 Class B
    5.550% due 08/15/04                               650          658
  Series 2001-5 Class A
    5.300% due 11/15/06                             1,025        1,071
Fleetwood Credit Corp. Grantor Trust
  Series 1997-B Class A
    6.400% due 05/15/13                             2,000        2,084
Ford Credit Automobile Owner Trust
  Series 2001-D Class A3
    4.310% due 06/15/05                             1,250        1,280
Ford Credit Automobile Owner Trust
  Series 2000-E Class A5
    6.770% due 10/15/04                             2,000        2,126
  Series 2001-B Class A5
    5.360% due 06/15/05                             1,075        1,120
  Series 2001-C Class A4
    4.830% due 02/15/05                             1,300        1,340
Green Tree Financial Corp.
  Series 1995-9 Class A5
    6.800% due 12/15/25                               797          825
  Series 1997-3 Class A5
    7.140% due 07/15/28                               990        1,046
  Series 1999-3 Class A4
    5.950% due 02/01/31                             1,000        1,034
Honda Automobile Lease Trust
  Series 1999-A Class A4
    6.450% due 09/16/02                               352          353
IMC Home Equity Loan Trust
  Series 1998-1 Class A3
    6.410% due 04/20/18                               146          147
J.C. Penney Master Credit Card Trust
  Series E Class A
    6.000% due 06/15/07 (a)                         3,000        3,115
MBNA Master Credit Card Trust
  Series F Class A
    6.600% due 11/15/04                             2,000        2,048

170 Short Term Bond Fund

SHORT TERM BOND FUND

                                                                October 31, 2001

                                                 PRINCIPAL      MARKET
                                                  AMOUNT        VALUE
                                                   (000)        (000)
                                                     $            $
                                                ----------    ----------
Mellon Automobile Grantor Trust
  Series 2000-1 Class A
    7.180% due 10/15/06                               877          919
  Series 2000-2 Class A
    6.390% due 07/15/07                             2,276        2,386
Newcourt Equipment Trust Securities
  Series 1998-1 Class A3
    5.240% due 12/20/02                                42           42
  Series 1998-2 Class A3
    5.450% due 10/15/02                                17           17
Nissan Automobile Receivables
  Owner Trust
  Series 2000-C Class A3
    6.720% due 08/16/04                             1,000        1,038
  Series 2001-B Class A4
    5.350% due 10/15/06                               925          964
  Series 2001-C Class A3
    4.310% due 05/16/05                               900          922
  Series 2001-C Class A4
    4.800% due 02/15/07                             1,275        1,317
Onyx Acceptance Automobile Trust
  Series 2000-D Class A4
    6.850% due 08/15/07                             3,500        3,747
Peco Energy Transition Trust
  Series 1999-A Class A4
    5.800% due 03/01/07                             2,000        2,112
Peoplefirst.com Automobile
  Receivables Owner Trust
  Series 2000-1 Class A4
    7.405% due 12/15/06                             8,500        9,082
Premier Automobile Trust
  Series 1999-3 Class A4
    6.430% due 03/08/04                             1,600        1,655
Railcar Trust
  Series 1992-1 Class A
    7.750% due 06/01/04                             2,114        2,228
Ryder Vehicle Lease Trust
  Series 1999-A Class A3
    6.680% due 04/15/04                               857          872
Standard Credit Card Master Trust
  Series 1995-1 Class A
    8.250% due 01/07/07                             1,125        1,272
The Money Store Home Equity Trust
  Series 1995-B Class A6
    7.500% due 01/15/26                               921          954
The Money Store Small Business
  Administration Loan Trust
  Series 1996-2 Class A
    6.000% due 04/15/24 (a)                           477          481
  Series 1997-1 Class A
    5.000% due 01/15/25 (a)                           708          716
  Series 1997-1 Class B
    5.000% due 01/15/25 (a)                           472          466
USAA Automobile Loan Grantor Trust
  Series 1999-1 Class A
    6.100% due 02/15/06                               705          724
Wilshire Funding Corp.
  Series 1998-WFC2 Class A3
    7.000% due 12/28/37                               331          338
                                                              --------
                                                                91,525
                                                              --------
CORPORATE BONDS AND NOTES - 29.3%
ABN - Amro Bank
    7.250% due 05/31/05                             1,000        1,095
Amerada Hess Corp.
    5.300% due 08/15/04                               510          521
Associates Corp. of North America
  Series G
    8.440% due 10/27/04                             3,000        3,379
AT&T Corp.
    6.750% due 04/01/04                             3,500        3,695
Avalon Properties, Inc.
    7.375% due 09/15/02                               500          515
Avalonbay Communities, Inc.
    6.250% due 01/15/03                               500          514
Bank of America Corp.
  Series H
    4.000% due 08/26/05 (a)                           100          100
Bank One Corp.
    6.400% due 08/01/02                             2,725        2,794
    5.625% due 02/17/04                             1,000        1,042
    7.625% due 08/01/05                             1,000        1,108
Bear Stearns Companies, Inc. (The)
    6.125% due 02/01/03                             1,500        1,556
British Telecommunications PLC
    4.000% due 12/15/03 (a)                           200          202
Chrysler Financial Corp.
  Series R
    3.000% due 06/18/03 (a)                           400          398
CIT Group, Inc.
    5.625% due 10/15/03                             3,800        3,945
    7.500% due 11/14/03                             3,000        3,224
Citigroup, Inc.
    5.700% due 02/06/04                             4,000        4,194
CSX Corp.
  Series C
    5.850% due 12/01/03                             1,000        1,040
DaimlerChrysler North America
  Holding Corp.
    4.000% due 08/23/02 (a)                         2,250        2,247
    4.000% due 12/16/02 (a)                           300          298
Dominion Resources, Inc.
    6.000% due 01/31/03                               625          645
DTE Energy Co.
    6.000% due 06/01/04                               250          262

                                                        Short Term Bond Fund 171

SHORT TERM BOND FUND

                                                         October 31, 2001

                                                 PRINCIPAL      MARKET
                                                  AMOUNT        VALUE
                                                   (000)        (000)
                                                     $            $
                                                ----------    ----------
Duke Energy Corp.
    7.125% due 09/03/02                             1,750        1,806
Enron Corp.
    7.875% due 06/15/03                             1,000          841
EOP Operating, LP
    6.375% due 02/15/03                             1,500        1,557
    7.375% due 11/15/03                               625          664
ERP Operating, LP
    6.650% due 11/15/03                             1,000        1,055
First Union Corp.
    6.950% due 11/01/04                             4,500        4,869
Firstar Corp.
    6.500% due 07/15/02                             1,600        1,639
Ford Motor Credit Co.
    3.000% due 06/23/03 (a)                           500          493
    6.700% due 07/16/04                             5,600        5,799
    5.750% due 02/23/04                             2,000        2,035
    6.875% due 02/01/06                               885          906
General Electric Capital Corp.
    8.850% due 04/01/05                             1,000        1,161
    8.500% due 07/24/08                             1,000        1,216
  Series A
    5.880% due 05/19/03                             4,000        4,199
General Electric Capital Corp.
  Step Up Bond
  Series A
    8.125% due 04/01/08                               500          596
General Motors Acceptance Corp.
    7.500% due 06/06/02                             1,000        1,025
    8.500% due 01/01/03                             1,500        1,574
    5.800% due 03/12/03                             6,100        6,223
    4.000% due 08/04/03 (a)                         1,200        1,182
    5.750% due 11/10/03                               750          766
    3.000% due 07/21/04 (a)                           300          291
    6.750% due 01/15/06                               450          459
Household Finance Corp.
    6.000% due 07/15/02                             1,000        1,018
    8.000% due 05/09/05                             6,000        6,620
HRPT Properties Trust
    6.875% due 08/26/02                               500          513
  Series CL-A
    6.750% due 12/18/02                               500          513
Ingersoll-Rand Co.
    5.750% due 02/14/03                             1,500        1,553
International Lease Finance Corp.
    5.625% due 05/01/02                             1,000        1,013
  Series G
    8.260% due 02/15/05                             1,875        2,064
John Deere Capital Corp.
  Series D
    5.520% due 04/30/04                             2,000        2,081
KeyCorp
    7.300% due 02/03/03                               440          463
Lehman Brothers Holdings, Inc.
    7.750% due 01/15/05                             2,000        2,162
MCI WorldCom, Inc.
    7.550% due 04/01/04                               500          529
National Westminster Bank
    9.375% due 11/15/03                             7,500        8,352
NationsBank Corp.
    8.125% due 06/15/02                             2,750        2,833
Nisource Finance Corp.
    5.750% due 04/15/03                             1,000        1,032
Sears Roebuck Acceptance Corp.
  Series 4
    6.720% due 09/17/03                             2,550        2,664
  Series III
    7.010% due 09/19/02                             1,000        1,030
    6.560% due 11/20/03                             1,000        1,042
Southern California Edison Co.
    7.200% due 11/03/03                             4,000        3,880
Spieker Properties, LP
    6.950% due 12/15/02                             1,000        1,036
Starwood Hotels & Resorts
    6.750% due 11/15/03                             1,500        1,519
Summit Bancorp
    8.625% due 12/10/02                               600          634
SuperValu, Inc.
    7.800% due 11/15/02                             2,000        2,042
Swiss Bank Corp. New York
    7.250% due 09/01/06                             1,500        1,662
UpJohn Co. - Employee Stock
  Ownership Trust
  Series A
    9.790% due 02/01/04                               563          598
Viacom, Inc.
    6.875% due 09/01/03                               400          424
Waste Management, Inc.
    7.100% due 08/01/26                             1,175        1,228
WorldCom, Inc.
    7.875% due 05/15/03                             1,500        1,583
                                                              ----------
                                                               123,218
                                                              ----------
EURODOLLAR BONDS - 3.6%
AIG SunAmerica Funding
  Series E
    6.250% due 06/02/04                             4,000        4,262
British Telecommunications PLC
    7.625% due 12/15/05                             1,100        1,202
Deutsche Telekom International
  Finance BV
    8.000% due 06/15/05                             1,050        1,133

172 Short Term Bond Fund

SHORT TERM BOND FUND

                                                                October 31, 2001

                                                  PRINCIPAL      MARKET
                                                   AMOUNT        VALUE
                                                    (000)        (000)
                                                      $            $
                                                  ---------     -------

European Investment Bank
     5.625% due 01/24/06                              575           611
   Series E
     5.625% due 02/03/05                            1,300         1,372
Goldman Sachs Group LP
     3.000% due 04/08/05 (a)                        1,200         1,179
International Bank for Reconstruction
   & Development
     6.015% due 06/21/04                              375           402
John Hancock Global Funding
     7.500% due 01/31/05                            1,000         1,101
Ontario, Province of
     7.375% due 01/27/03                            1,000         1,062
Telefonica Europe BV
     7.350% due 09/15/05                            2,500         2,684
                                                                 ------
                                                                 15,008
                                                                 ------
MORTGAGE-BACKED SECURITIES - 29.5%
Asset Securitization Corp.
   Series 1997-D4 Class A1C
     7.420% due 04/14/29                            2,000         2,182
Bank One Mortgage-backed Pass-Thru
   Series 2000-2 Class 4A
     6.612% due 03/15/30                              720           735
Bear Stearns Adjustable Rate
   Mortgage Trust
   Series 2000-1 Class A1
     7.000% due 12/25/30 (a)                        2,003         2,035
Bear Stearns Commercial Mortgage
   Securities, Inc.
   Series 2001-TOP4 Class A1
     5.060% due 12/15/10                              500           501
Chase Commercial Mortgage
   Securities Corp.
   Series 1997-2 Class A1
     6.450% due 12/19/04                              821           865
   Series 1999-2 Class A1
     7.032% due 10/15/08                              327           353
Federal Home Loan Mortgage Corp.
     7.000% due 2027 (a)                               25            25
Federal Home Loan Mortgage Corp.
   Participation Certificate
     9.000% due 2005                                   41            43
     6.250% due 2007                                   14            14
     5.500% due 2008                                  884           910
     6.500% due 2008                                1,203         1,253
     5.500% due 2009                                1,688         1,738
     6.000% due 2009                                  484           504
     6.000% due 2010                                1,127         1,174
     8.000% due 2010                                  589           618
     6.000% due 2011                                3,360         3,485
     7.000% due 2011                                  863           910
     6.000% due 2014                                1,151         1,189
     7.000% due 2022 (a)                               30            31
     6.000% due 2029 (a)                            1,642         1,669
   Series 1645 Class PD
     4.500% due 09/15/08                              818           832
Federal National Mortgage Association
     7.000% due 2004                                  207           212
     8.750% due 2004                                    7             7
     6.500% due 2008                                1,036         1,088
     5.500% due 2009                                9,980        10,280
     7.000% due 2009                                  972         1,027
     8.000% due 2009                                  312           330
     6.000% due 2010                                1,303         1,356
     6.000% due 2013                                  562           582
     5.500% due 2014                                  881           896
     7.000% due 2014 (a)                              432           456
     7.500% due 2014                                  824           871
     7.000% due 2018 (a)                              866           888
     8.000% due 2022 (a)                              594           608
     8.000% due 2024 (a)                            1,361         1,392
     6.000% due 2029 (a)                            1,257         1,282
     6.000% due 2030 (a)                               69            70
     7.500% due 2030                                1,300         1,361
   Series 1996-M6 Class B
     7.412% due 09/17/08                              428           455
First Republic Mortgage Loan Trust
   Series 2000-FRB1 Class A2
     7.695% due 06/25/30                              591           598
Government National Mortgage Association
     6.500% 30 Year TBA (c)                        13,000        13,427
     7.500% 30 Year TBA (c)                        21,000        22,070
     7.250% due 2006                                  663           680
     7.000% due 2007                                   40            42
     6.000% due 2008                                  571           592
     7.000% due 2008                                  560           593
     7.000% due 2009                                1,313         1,392
     8.250% due 2009                                  419           448
     7.000% due 2011                                  292           309
     7.000% due 2012                                  288           305
     7.500% due 2013                                  730           773
     9.500% due 2017                                    3             4
     8.000% due 2022 (a)                              884           915
     6.000% due 2024 (a)                              419           431
     8.000% due 2027                                  171           177
     7.500% due 2029                               11,458        12,055
     8.000% due 2030                                7,391         7,818
     7.000% due 2031                                1,000         1,044
Long Beach Mortgage Loan Trust
   Series 2000-1 Class AV1
     4.000% due 01/01/31 (a)                        2,400         2,402

                                                        Short Term Bond Fund 173

SHORT TERM BOND FUND

                                                                October 31, 2001

                                                          PRINCIPAL      MARKET
                                                           AMOUNT        VALUE
                                                            (000)        (000)
                                                              $            $
                                                          ---------    ---------
Morgan Stanley Capital I, Inc.
  Series 1998-WF2 Class A1
    6.340% due 11/15/07                                         755          800
Residential Accredit Loans, Inc.
  Series 2000-QS12 Class A1
    7.750% due 10/25/30                                         791          827
Residential Funding Mortgage Securities I
  Series 2000-S13 Class A1
    7.750% due 10/25/30                                         760          773
  Series 2000-S14 Class A1
    7.500% due 11/25/30                                          41           42
Residential Funding Mortgage Securities II
  Series 2000-HI4 Class AI3
    7.490% due 10/25/13                                       3,000        3,179
Resolution Trust Corp. Mortgage
  Pass-Thru Certificate
  Series 1995-2, Class C1
    7.450% due 05/25/29                                         242          247
Structured Asset Mortgage Investments, Inc.
  Series 1998-9 Class 2A2
    6.125% due 11/25/13                                       1,011        1,046
Union Planters Mortgage Finance Corp.
  Series 1998-A, Class A1
    6.350% due 01/25/28                                          17           17
  Series 1999-1 Class A1
    6.250% due 04/01/29                                         329          336
United Mortgage Securities Corp.
  Collateral Interest Only Strip
  Series 1993-1 Class AA
    7.000% due 09/25/33 (a)                                     510          527
  Series 1994-1 Class A2
    7.000% due 06/25/32 (a)                                   1,592        1,581
Vendee Mortgage Trust
  Series 1994-1 Class 2E
    6.500% due 01/15/17                                       1,297        1,322
  Series 2000-1 Class 2B
    7.250% due 12/15/20                                       1,000        1,042
Washington Mutual Mortgage
  Securities Corp.
  Series 2001-9 Class 1A1
    7.000% due 04/25/28 (a)                                     807          819
Washington Mutual Step Up Bond
  Series 2000-1 Class A1
    6.000% due 06/25/24 (a)                                   1,155        1,155
Washington Mutual, Inc. Collateral
  Interest Only Strip
  Series 2001-1 Class A
    6.020% due 01/25/41 (a)                                     238          240
Wilshire Funding Corp.
  Series 1997-WFC1, Class AI
    7.250% due 08/25/27                                           4            3
                                                                       ---------
                                                                         124,258
                                                                       ---------
MUNICIPAL BONDS - 0.1%
Missouri Higher Education Loan Authority
  Series 97 Class P
    4.000% due 07/25/08 (a)                                     585          582

UNITED STATES GOVERNMENT AGENCIES - 1.9%
Federal Home Loan Mortgage Corp.
    7.000% due 07/15/05                                       2,000        2,233
Federal National Mortgage Association
    5.250% due 01/15/03                                       1,000        1,037
    5.125% due 02/13/04                                       3,275        3,435
    5.500% due 02/15/06                                         150          160
United States Department Veteran
  Affairs (REMIC)
  Series 2001-E Class J
    6.500% due 11/15/31                                       1,000        1,051
                                                                       ---------
                                                                           7,916
                                                                       ---------
UNITED STATES GOVERNMENT
TREASURIES - 5.5%
United States Inflation-Indexed
  Treasury Notes
    3.500% due 01/15/11                                         102          106
United States Treasury Notes
    5.875% due 11/15/04                                      13,405       14,526
    5.750% due 11/15/05                                       2,855        3,107
    3.375% due 01/15/07                                       4,145        4,286
    3.625% due 01/15/08                                         659          689
    3.875% due 01/15/09                                         216          230
                                                                       ---------
                                                                          22,944
                                                                       ---------
YANKEE BONDS - 4.4%
African Development Bank
    9.750% due 12/15/03                                       1,720        1,939
Edperbrascan Corp.
    7.375% due 10/01/02                                       2,000        2,055
Hydro-Quebec
  Series B
    6.520% due 02/26/06                                       1,000        1,100
Landesbank Baden-Wuerttemberg
    7.875% due 04/15/04                                       2,500        2,748
Manitoba, Province of
  Series CZ
    6.750% due 03/01/03                                       3,000        3,178
Quebec, Province of
    6.500% due 01/17/06                                       1,000        1,098
Tyco International, Ltd.
    6.500% due 11/01/01                                       3,000        3,000
Vodafone Group PLC
    7.625% due 02/15/05                                       3,000        3,266
                                                                       ---------
                                                                          18,384
                                                                       ---------

174 Short Term Bond Fund

SHORT TERM BOND FUND

                                                                October 31, 2001

                                              PRINCIPAL      MARKET
                                               AMOUNT        VALUE
                                                (000)        (000)
                                                  $            $
                                              ---------     -------
TOTAL LONG-TERM INVESTMENTS
(cost $392,657)                                             403,835
                                                            -------
SHORT-TERM INVESTMENTS - 10.9%

BP Amoco Capital PLC
     2.640% due 11/01/01                         4,500        4,500
Federal National Mortgage
   Association Discount Note
     2.480% due 11/01/01 (d)                     4,500        4,500
Frank Russell Investment Company
   Money Market Fund (b)                        33,428       33,428
Heller Financial, Inc.
   Series J
     3.000% due 01/22/02 (a)                     3,000        3,000
HRPT Properties Trust
     6.875% due 08/26/02                           520          534
                                                            -------
TOTAL SHORT-TERM INVESTMENTS
(cost $45,428)                                               45,962
                                                            -------
TOTAL INVESTMENTS - 107.0%
(identified cost $438,085)                                  449,797

OTHER ASSETS AND LIABILITIES,
NET - (7.0%)                                                (29,266)
                                                            -------
NET ASSETS - 100.0%                                         420,531
                                                            =======

(a)  Adjustable or floating rate security.
(b)  At net asset value.
(c)  Forward commitment.
(d)  The rate noted is yield-to-maturity from date of acquisition.

Abbreviations:
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

Foreign Currency Abbreviations:
GBP - British pound
JPY - Japanese yen
USD - United States dollar

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                UNREALIZED
   CONTRACTS TO    IN EXCHANGE                 APPRECIATION
     DELIVER           FOR       SETTLEMENT   (DEPRECIATION)
      (000)           (000)        DATE           (000)
   ------------    -----------   ---------    --------------
   USD       21    JPY   2,568   11/05/01        $     --
   USD       25    JPY   3,053   12/05/01              (1)
                                                 --------
                                                 $     (1)
                                                 ========


  See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund 175

SHORT TERM BOND FUND

                                                                October 31, 2001



INTEREST RATE SWAPS

                                                                                      UNREALIZED
    NOTIONAL                                                                         APPRECIATION
     AMOUNT                                                          TERMINATION    (DEPRECIATION)
     (000)              FUND RECEIVES            FUND PAYS              DATE             (000)
----------------   ----------------------   ----------------------   -----------    --------------
GBP        6,000   5.500%                   Six Month LIBOR           03/02/04        $     156
GBP          500   5.500%                   Six Month LIBOR           03/15/04               12
GBP        1,800   5.500%                   Six Month LIBOR           03/15/04               43
JPY       60,000   Six Month LIBOR          1.810%                    01/11/11              (17)
                                                                                      ---------
                                                                                      $     194
                                                                                      =========

See accompanying notes which are an integral part of the financial statements.

176 Short Term Bond Fund

SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)

                                                                October 31, 2001



ASSETS
Investments at market (identified cost $438,085) .........................................   $449,797
Cash .....................................................................................        310
Receivables:
  Dividends and interest .................................................................      4,818
  Fund shares sold .......................................................................      2,697
  From Advisor ...........................................................................        169
Receivable for interest rate swaps .......................................................        211
                                                                                             --------
    Total assets .........................................................................    458,002


LIABILITIES
Payables:

   Investments purchased (regular settlement) ..................................  $    401
   Investments purchased (delayed settlement) ..................................    35,650
   Fund shares redeemed ........................................................     1,095
   Accrued fees to affiliates ..................................................       194
   Other accrued expenses ......................................................       113
Unrealized depreciation on forward foreign currency exchange contracts .........         1
Liability for interest rate swaps ..............................................        17
                                                                                  --------

     Total liabilities ...................................................................     37,471
                                                                                             --------
NET ASSETS ...............................................................................   $420,531
                                                                                             ========

NET ASSETS CONSIST OF:
Undistributed net investment income ......................................................   $  2,021

Accumulated net realized gain (loss)......................................................    (16,438)
Unrealized appreciation (depreciation) on:
   Investments ...........................................................................     11,712
   Interest rate swaps ...................................................................        194
Shares of beneficial interest ............................................................        221
Additional paid-in capital ...............................................................    422,821
                                                                                             --------
NET ASSETS ...............................................................................   $420,531
                                                                                             ========

NET ASSET VALUE, offering and redemption price per share:
   Class C ($1,709,034 divided by 89,900 shares of $.01 par value
     shares of beneficial interest outstanding) ..........................................   $  19.01
                                                                                             ========
   Class E ($17,685,629 divided by 929,777 shares of $.01 par value
     shares of beneficial interest outstanding) ..........................................   $  19.02
                                                                                             ========
   Class S ($401,136,814 divided by 21,118,688 shares of $.01 par value
     shares of beneficial interest outstanding) ..........................................   $  18.99
                                                                                             ========

 See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund 177

SHORT TERM BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME
  Interest ........................................................  $ 24,517
  Dividends from Money Market Fund ................................     1,291
                                                                     --------

    Total investment income .......................................    25,808

EXPENSES
  Advisory fees .........................................   $ 1,822
  Administrative fees ...................................       190
  Custodian fees ........................................       260
  Distribution fees - Class C ...........................         7
  Transfer agent fees ...................................       242
  Professional fees .....................................        61
  Registration fees .....................................        76
  Shareholder servicing fees - Class C ..................         2
  Shareholder servicing fees - Class E ..................        32
  Trustees' fees ........................................        20
  Miscellaneous .........................................        67
                                                           --------

  Expenses before reductions ............................     2,779
  Expense reductions ....................................      (600)
                                                           --------
    Expenses, net .................................................     2,179
                                                                     --------
Net investment income .............................................    23,629
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ...........................................     4,498
  Foreign currency-related transactions .................        (1)    4,497
                                                           --------
Net change in unrealized appreciation (depreciation) on:
  Investments ...........................................    13,948

  Interest rate swaps ...................................       194    14,142
                                                           --------  --------

Net realized and unrealized gain (loss) ...........................    18,639
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ....           $ 42,268
                                                                     ========

See accompanying notes which are an integral part of the financial statements.

178 Short Term Bond Fund

SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                     FISCAL YEAR ENDED     TEN MONTHS ENDED         YEAR ENDED
                                                                      OCTOBER 31, 2001     OCTOBER 31, 2000      DECEMBER 31, 1999
                                                                     -----------------     ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income...........................................   $          23,629     $         22,844      $          23,916
  Net realized gain (loss)........................................               4,497               (2,847)                (2,426)
  Net change in unrealized appreciation (depreciation)............              14,142                4,814                 (7,220)
                                                                     -----------------     ----------------      -----------------

    Net increase (decrease) in net assets from operations.........              42,268               24,811                 14,270
                                                                     -----------------     ----------------      -----------------

DISTRIBUTIONS
  From net investment income......................................
    Class C.......................................................                 (53)                 (33)                   (24)
    Class E.......................................................                (771)                (425)                  (303)
    Class S.......................................................             (23,892)             (19,499)               (24,023)
                                                                     -----------------     ----------------      -----------------

      Net decrease in net assets from distributions...............             (24,716)             (19,957)               (24,350)
                                                                     -----------------     ----------------      -----------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions...             (30,475)             (28,484)               206,625
                                                                     -----------------     ----------------      -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                    (12,923)             (23,630)               196,545

NET ASSETS
  Beginning of period.............................................             433,454              457,084                260,539
                                                                     -----------------     ----------------      -----------------
  End of period (including undistributed net investment income of
    $2,021 and $3,055 and $168, respectively).....................   $         420,531     $        433,454      $         457,084
                                                                     =================     ================      =================

  See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund 179

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                              2001*          2000**        1999***
                                                           -----------    -----------    -----------

NET ASSET VALUE, BEGINNING OF PERIOD ..................    $     18.23    $     18.13    $     18.36
                                                           -----------    -----------    -----------
INCOME FROM OPERATIONS
  Net investment income (a) ...........................            .85            .79            .68
  Net realized and unrealized gain (loss) .............            .89            .04           (.31)
                                                           -----------    -----------    -----------
    Total income from operations ......................           1.74            .83            .37
                                                           -----------    -----------    -----------
DISTRIBUTIONS
  From net investment income ..........................           (.96)          (.73)          (.60)
                                                           -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD ........................    $     19.01    $     18.23    $     18.13
                                                           ===========    ===========    ===========
TOTAL RETURN (%)(b) ...................................           9.77           4.67           2.02

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ............          1,709            672            801

  Ratios to average net assets (%)(c):
    Operating expenses, net ...........................           1.52           1.64           1.72
    Operating expenses, gross .........................           1.66           1.66           1.72
    Net investment income .............................           4.72           5.01           4.41

  Portfolio turnover rate (%) .........................         260.94          92.31         177.08


*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period March 3, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

180 Short Term Bond Fund

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                         2001*         2000**      1999***
                                                                       --------       --------    --------

NET ASSET VALUE, BEGINNING OF PERIOD ...........................       $  18.24       $  18.08    $  18.51
                                                                       --------       --------    --------

INCOME FROM OPERATIONS
  Net investment income (a) ...................................            1.02            .88         .80
  Net realized and unrealized gain (loss) .....................             .85            .07        (.34)
                                                                       --------       --------    --------
    Total income from operations ..............................            1.87            .95         .46
                                                                       --------       --------    --------

DISTRIBUTIONS
  From net investment income ..................................           (1.09)          (.79)       (.89)
                                                                       --------       --------    --------

NET ASSET VALUE, END OF PERIOD .................................       $  19.02       $  18.24    $  18.08
                                                                       ========       ========    ========

TOTAL RETURN (%)(B) ............................................          10.54           5.36        2.53

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands ......................         17,685          9,898       8,693

  Ratios to average net assets (%)(c):
    Operating expenses, net ....................................            .77            .89         .97
    Operating expenses, gross ..................................            .91            .91         .97
    Net investment income ......................................           5.48           5.77        5.05

  Portfolio turnover rate (%) ..................................         260.94          92.31      177.08


*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
*** For the period February 18, 1999 (commencement of sale) to December 31,1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                         YEARS ENDED DECEMBER 31,
                                                                                -----------------------------------------
                                                            2001*      2000**     1999       1998       1997       1996
                                                          --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ...................  $  18.22   $  18.03   $  18.46   $  18.35   $  18.36   $  18.55
                                                          --------   --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (a) ............................      1.07        .91        .90        .99       1.08       1.04
  Net realized and unrealized gain (loss) ..............       .83        .09       (.36)       .11         --       (.19)
                                                          --------   --------   --------   --------   --------   --------
    Total income from operations .......................      1.90       1.00        .54       1.10       1.08        .85
                                                          --------   --------   --------   --------   --------   --------
DISTRIBUTIONS
   From net investment income ..........................     (1.13)      (.81)      (.97)      (.99)     (1.09)     (1.04)
                                                          --------   --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD .........................  $  18.99   $  18.22   $  18.03   $  18.46   $  18.35   $  18.36
                                                          ========   ========   ========   ========   ========   ========
TOTAL RETURN (%)(b) ....................................     10.76       5.64       3.03       6.09       6.02       4.76

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .............   401,137    422,884    447,590    260,539    229,470    222,983

  Ratios to average net assets (%)(c):
    Operating expenses, net ............................       .52        .64        .74        .66        .66        .70
    Operating expenses, gross ..........................       .67        .66        .74        .66        .66        .70
    Net investment income ..............................      5.76       6.00       5.22       5.37       5.70       5.70

  Portfolio turnover rate (%) ..........................    260.94      92.31     177.08     129.85     213.14     264.40


*    For the fiscal year ended October 31, 2001.
**   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

182 Short Term Bond Fund

SELECT GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

OBJECTIVE: To provide capital appreciation.

INVESTS IN: Primarily US equity securities.

STRATEGY: The Fund employs a multi-mangager to invest in stocks that appear to be undervalued on the basis of earnings, cash flow, or private market value.

                      GROWTH OF A $10,000 INVESTMENT

Dates             Select Growth - Class I++      Russell 1000 Growth**
-----             ------------------------       ---------------------
Inception*               $10,000                     $10,000
2001                      $6,710                      $6,804

                     YEARLY PERIODS ENDED OCTOBER 31


SELECT GROWTH FUND - CLASS S
   PERIOD ENDED      GROWTH OF     TOTAL
      10/31/01        $10,000     RETURN
-------------------  ---------   --------
Inception             $6,710     (32.90)%


SELECT GROWTH FUND - CLASS E
   PERIOD ENDED      GROWTH OF    TOTAL
      10/31/01        $10,000     RETURN
-------------------  ---------   --------
Inception             $6,680     (33.20)%


SELECT GROWTH FUND - CLASS C
   PERIOD ENDED      GROWTH OF     TOTAL
      10/31/01        $10,000     RETURN
-------------------  ---------   --------
Inception             $6,650     (33.50)%


SELECT GROWTH FUND - CLASS I
   PERIOD ENDED      GROWTH OF     TOTAL
      10/31/01        $10,000     RETURN
-------------------  ---------   --------
Inception             $6,710      (32.90)%


RUSSELL 1000(R) GROWTH FUND
   PERIOD ENDED      GROWTH OF     TOTAL
      10/31/01        $10,000     RETURN
-------------------  ---------   --------
Inception             $6,804     (31.96)%

184 Select Growth Fund

SELECT GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW
Since the Fund's inception on January 31, 2001 to
October 31, 2001, the Select Value Fund Class I, Class S, Class E and Class C shares lost 32.90%, 32.90%, 33.20% and 33.50%, respectively, as compared to the Russell 1000(R) Growth Index, which declined 31.96%.

The Fund's performance trailed its benchmark in a hostile environment for growth stocks marked by unusually difficult events. The terrorist attacks on September 11, 2001 caused investor confidence to plummet. This was preceded by a heavy slate of sluggish economic news and declining corporate earnings announcements. This fiscal year also witnessed a reversal in monetary policy. At the beginning of the period, financial markets were still feeling the negative effects of the multiple interest rate hikes made by the Federal Reserve Board
(Fed) during early 2000. By the end of the period, market participants were anxiously waiting for the numerous rate cuts during fiscal 2001 to gain traction, and help revive the struggling economy.

These events caused growth investments to underperform their value counterparts. Start-up costs also dampened the Fund's performance during this nine-month period.

PORTFOLIO HIGHLIGHTS
Major shifts in political leadership, monetary policy, economic standing and national security during the fiscal period impacted the Fund's performance. This environment characterized by a flight to perceived quality and defensive issues, favored value investing at the expense of growth.

From inception through the end of the second calendar quarter 2001, the Fund either tracked or outperformed relative to its benchmark, the Russell 1000(R) Growth Index. Outperforming managers during this start-up period were Fuller & Thaler, TCW and Turner. Fuller & Thaler was helped by its focus on microcap issues, TCW had strong selection among financial stocks, and Turner's returns were boosted by its selection of high technology companies.

Fuller & Thaler again outperformed in the third calendar quarter of 2001 along with Capital Works and Strong. Turner and TCW gave back some of their positive early returns in the latter part of the reporting period.

TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)        October 31, 2001

Pfizer, Inc.                                          3.9%
General Electric Co.                                  3.4
Wal-Mart Stores, Inc.                                 3.4
Intel Corp.                                           2.9
Cisco Systems, Inc.                                   2.5
Johnson & Johnson                                     2.3
Progressive Corp.                                     2.3
American International Group, Inc.                    2.2
Home Depot, Inc. (The)                                2.2
Amgen, Inc.                                           2.0

PORTFOLIO CHARACTERISTICS

                                           October 31, 2001

Current P/E Ratio                                     32.7x
Portfolio Price/Book Ratio                            4.45x
Market Capitalization - $-Weighted Average        82.40 Bil
Number of Holdings                                      261


MONEY MANAGERS                                  STYLE

CapitalWorks Investment Partners, LLC          Growth
Fuller & Thaler Asset Management, Inc.         Growth
Strong Capital Management, Inc.                Growth
TCW Investment Management Co.                  Growth
Turner Investment Partners, Inc.               Growth

 * The Fund commenced operations on January 31, 2001. Index comparison began February 1, 2001.

 ** The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) Index companies with higher price-to-book ratios and higher forecasted growth values.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                          Select Growth Fund 185

SELECT GROWTH FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                                 MARKET
                                                 NUMBER          VALUE
                                                   OF            (000)
                                                 SHARES            $
                                                --------        --------

COMMON STOCKS - 93.5%
AUTO AND TRANSPORTATION - 1.0%
BE Aerospace, Inc. (a)                              100              1
Harley-Davidson, Inc.                             3,200            145
Magna Entertainment Corp. (a)                     2,100             12
Mercury Air Group, Inc. (a)                       6,200             35
OMI Corp. (a)                                    13,900             56
Southwest Airlines Co.                           11,100            176
Werner Enterprises, Inc.                          3,500             76
                                                                ------
                                                                   501
                                                                ------

CONSUMER DISCRETIONARY - 14.6%
Action Performance Companies, Inc. (a)            3,700             97
Aldila, Inc. (a)                                  4,300              5
Alliance Gaming Corp. (a)                        10,900            216
AOL Time Warner, Inc. (a)                        27,860            870
Applebee's International, Inc.                    2,250             68
Bed Bath & Beyond, Inc. (a)                       2,600             65
Best Buy Co. (a)                                  6,610            363
Bon-Ton Stores, Inc. (The) (a)                   12,000             30
Carriage Services, Inc. Class A (a)              11,600             69
CDW Computer Centers, Inc. (a)                      800             37
CellStar Corp. (a)                               30,200             36
ChoicePoint, Inc. (a)                               800             34
Christopher & Banks Corp. (a)                     2,000             66
CKE Restaurants, Inc. (a)                         7,200             52
Clear Channel Communications, Inc. (a)            1,500             57
Cross (A.T.) Co. Class A (a)                      9,600             52
Direct Focus, Inc. (a)                            2,850             69
EarthLink, Inc. (a)                               8,800            129
eBay, Inc. (a)                                    1,100             58
Electronic Arts, Inc. (a)                         2,100            108
Fastenal Co.                                      1,500             89
Franklin Covey Co. (a)                            7,400             26
Gadzooks, Inc. (a)                                3,000             39
GTECH Holdings Corp. (a)                          1,400             56
Home Depot, Inc.(The)                            28,660          1,095
Hot Topic, Inc. (a)                               2,200             56
House2Home, Inc. (a)                              2,700              1
infoUSA, Inc. (a)                                16,300             78
International Game Technology (a)                 1,000             51
JAKKS Pacific, Inc. (a)                           4,300             81
K-Swiss, Inc. Class A                             2,400             67
Kohl's Corp. (a)                                  4,600            256
Lowe's Companies., Inc.                           4,200            143
Pep Boys - Manny, Moe & Jack                      8,000             94
Pixar, Inc. (a)                                   5,200            192
Racing Champions Corp. (a)                        8,300             74
Rawlings Sporting Goods Co., Inc. (a)             5,800             19
Southern Energy Homes, Inc. (a)                  29,000             51
THQ, Inc. (a)                                       500             25
United Auto Group, Inc. (a)                         500              8
Venator Group, Inc. (a)                           4,800             70
Viacom, Inc. Class B (a)                          6,130            225
Wal-Mart Stores, Inc.                            33,360          1,714
Waste Management, Inc.                            2,300             56
Water Pik Technologies, Inc. (a)                  1,200             10
Yahoo!, Inc. (a)                                  7,800             85
                                                                ------
                                                                 7,142
                                                                ------

CONSUMER STAPLES - 4.6%
Constellation Brands, Inc. Class A (a)            1,700             70
D & K Healthcare Resources, Inc.                  1,200             67
Dial Corp.                                        4,270             71
Duane Reade, Inc. (a)                               700             21
Golden State Vintners, Inc. Class B (a)           3,500             18
Kraft Foods, Inc.                                 6,790            229
PepsiCo, Inc.                                    12,910            629
Philip Morris Cos., Inc.                          2,100             98
Procter & Gamble Co.                              8,080            596
Suiza Foods Corp. (a)                               200             12
Walgreen Co.                                     13,000            421
                                                                ------
                                                                 2,232
                                                                ------
FINANCIAL SERVICES - 12.0%
Advent Software, Inc. (a)                         1,000             39
Affiliated Computer Services, Inc.
  Class A (a)                                     1,400            123
Affiliated Managers Group, Inc. (a)               1,200             74
American International Group, Inc.               14,380          1,130
BARRA, Inc. (a)                                     700             32
Citigroup, Inc.                                  12,340            562
Columbia Banking System, Inc. (a)                 2,860             34
Concord EFS, Inc. (a)                            11,880            325
Federal Home Loan Mortgage Corp.                  1,500            102
Federal National Mortgage Association             1,100             89
First Data Corp.                                  1,900            128
Fiserv, Inc. (a)                                  2,400             89
Goldman Sachs Group, Inc.                         4,590            359
IndyMac Bancorp, Inc. (a)                         1,700             44
Investment Technology Group (a)                     300             19
Investors Financial Services Corp.                  500             26
Lehman Brothers Holdings, Inc.                    1,100             69
Morgan Stanley Dean Witter & Co.                  1,000             49
Paychex, Inc.                                     9,200            295
PICO Holdings, Inc. (a)                           1,100             12
Principal Financial Group, Inc.
  (The) New (a)                                   3,200             72
Progressive Corp.                                 8,200          1,137
Republic First Bancorp, Inc. (a)                  4,500             23
Schwab (Charles) Corp.                           41,200            531
Scottish Annuity & Life Holdings, Ltd.            6,000             98

186 Select Growth Fund

SELECT GROWTH FUND

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER         VALUE
                                                     OF           (000)
                                                   SHARES           $
                                                   ------         -----

Stilwell Financial, Inc.                           14,700           296
SunGard Data Systems (a)                            1,600            40
USA Education, Inc.                                 1,100            90
                                                                 ------
                                                                  5,887
                                                                 ------
HEALTH CARE - 22.6%
Abaxis, Inc. (a)                                   10,500            40
Abbott Laboratories                                 8,960           475
Abgenix, Inc. (a)                                   3,300            98
American Home Products Corp.                        1,600            89
Amgen, Inc. (a)                                    18,150         1,031
Baxter International, Inc.                          6,070           294
Biogen, Inc. (a)                                    5,500           303
Biomet, Inc.                                        5,250           160
Biovail Corp. (a)                                   1,100            52
Bristol-Myers Squibb Co.                            4,200           224
Bruker Daltonics, Inc. New (a)                      1,300            30
Cardinal Health, Inc.                                 900            60
Caremark Rx, Inc. (a)                               1,100            15
Celgene Corp. (a)                                   4,300           142
Cephalon, Inc. (a)                                    800            50
Charles River Laboratories
  International, Inc. (a)                           3,200           108
Chiron Corp. (a)                                    3,500           188
Enzon, Inc. (a)                                     1,200            74
First Health Group Corp. (a)                        3,700           100
Forest Labs, Inc. (a)                               6,380           475
Genentech, Inc. (a)                                15,890           830
Genzyme Corp. (a)                                   2,600           140
Guidant Corp. (a)                                   6,220           258
IDEC Pharmaceuticals Corp. (a)                      2,870           179
Johnson & Johnson                                  20,420         1,182
Kendle International, Inc. (a)                      3,400            67
King Pharmaceuticals, Inc. (a)                      6,993           273
Laboratory Corp. of
  America Holdings (a)                              2,100           181
LifePoint Hospitals, Inc. (a)                       1,700            53
Lilly (Eli) & Co.                                   2,500           191
McKesson HBOC, Inc.                                 2,100            78
Medicis Pharmaceutical Corp.
  Class A (a)                                       3,200           185
MedImmune, Inc. (a)                                 1,600            63
Medtronic, Inc.                                       900            36
OrthoLogic Corp. (a)                               20,700            83
OSI Pharmaceuticals, Inc. (a)                       1,300            59
Pfizer, Inc.                                       47,390         1,985
Possis Medical, Inc. (a)                            7,000            91
PSS World Medical, Inc. (a)                        10,700            97
Quest Diagnostics, Inc. (a)                         1,600           105
Renal Care Group, Inc. (a)                          5,000           157
ResMed, Inc. (a)                                      700            39
Respironics, Inc. (a)                               3,000           101
SangStat Medical Corp. (a)                          4,500           102
Sierra Health Services, Inc. (a)                   11,400            84
St. Jude Medical, Inc. (a)                          1,100            78
Tenet Healthcare Corp. (a)                            900            52
Teva Pharmaceutical
  Industries, Ltd. - ADR                              300            19
Thoratec Laboratories Corp. (a)                     5,200           101
UnitedHealth Group, Inc.                            1,300            85
Wellpoint Health Networks, Inc. (a)                   600            67
                                                                 ------
                                                                 11,029
                                                                 ------
INTEGRATED OILS - 0.6%
ChevronTexaco Corp. (a)                             2,040           181
Kerr-McGee Corp.                                      900            52
Murphy Oil Corp.                                      900            72
                                                                 ------
                                                                    305
                                                                 ------
MATERIALS AND PROCESSING - 1.4%
Elcor Chemical Corp.                                2,100            49
Finish Line (The), Inc. Class A (a)                 6,300            64
Foamex International, Inc. (a)                      4,800            36
Griffon Corp. (a)                                   2,530            29
Nucor Corp.                                         1,100            45
PPG Industries, Inc.                                1,800            88
Rohm & Haas Co.                                     2,500            81
RTI International Metals (a)                        6,500            64
Tyco International, Ltd.                            4,500           221
                                                                 ------
                                                                    677
                                                                 ------

MISCELLANEOUS - 4.0%
General Electric Co.                               47,160         1,717
Illinois Tool Works, Inc.                           1,600            92
Minnesota Mining & Manufacturing Co.                1,300           136
                                                                 ------
                                                                  1,945
                                                                 ------

OTHER ENERGY - 2.0%
Anadarko Petroleum Corp.                              600            34
Arch Coal, Inc.                                     2,700            60
Baker Hughes, Inc.                                  1,100            39
Calpine Corp. (a)                                   2,600            64
Cooper Cameron Corp. (a)                            2,000            78
El Paso Corp.                                       1,000            49
Enron Corp.                                         2,300            32
FuelCell Energy, Inc. (a)                           3,200            50
Global Marine, Inc. (a)                             3,700            60
Hanover Compressor Co. (a)                          3,500            97
Massey Energy Co.                                   1,300            27
Nabors Industries, Inc. (a)                         1,800            55
Patterson-UTI Energy, Inc. (a)                      5,700           103
Schlumberger, Ltd.                                  1,000            48

                                                          Select Growth Fund 187

SELECT GROWTH FUND

                                                                October 31, 2001

                                                                  MARKET
                                                   NUMBER         VALUE
                                                     OF           (000)
                                                   SHARES           $
                                                   ------        ------
Smith International, Inc. (a)                       2,800           132
Westport Resources Corp. (a)                        1,732            30
                                                                 ------
                                                                    958
                                                                 ------
PRODUCER DURABLES - 3.7%
Applied Materials, Inc. (a)                        16,720           570
Celestica, Inc. (a)                                 8,950           307
Encore Wire Corp. (a)                               8,400            97
Engineered Support Systems, Inc.                    1,700            85
FLIR Systems, Inc. (a)                              3,700           171
Itron, Inc. (a)                                     7,400           208
KLA Tencor Corporation (a)                          1,900            78
Lockheed Martin Corp.                               1,600            78
MICROS Systems, Inc. (a)                            2,500            54
Polycom, Inc. (a)                                   2,300            69
RF Micro Devices, Inc. (a)                          2,100            43
Tellium, Inc. (a)                                   4,700            31
                                                                 ------
                                                                  1,791
                                                                 ------
TECHNOLOGY - 25.3%
3Com Corp. (a)                                     17,500            72
Activision, Inc. (a)                                2,100            76
Analog Devices, Inc. (a)                            3,100           118
ANSYS, Inc. (a)                                     4,300            90
Automatic Data Processing, Inc.                     1,300            67
BEA Systems, Inc. (a)                               3,700            45
Borland Software Corp. (a)                          6,900            77
Broadcom Corp. Class A (a)                          9,870           340
Brocade Communications
  Systems, Inc. (a)                                13,410           329
Cisco Systems, Inc. (a)                            74,890         1,266
ClickAction, Inc. (a)                               3,000             1
Computer Network Technology Corp. (a)               5,300            77
Dell Computer Corp. (a)                            39,410           944
Digi International, Inc. (a)                        1,800             8
Digital Generation Systems, Inc. (a)                5,000             7
Documentum, Inc. (a)                                4,500            66
DRS Technologies, Inc. (a)                          1,000            40
Electronic Data Systems Corp.                       1,400            90
EMC Corp. (a)                                       4,400            54
Encad, Inc. (a)                                     3,800             4
Epicor Software Corp. (a)                          11,200            11
Exar Corp. (a)                                      4,000            90
Flextronics International, Ltd. (a)                13,400           267
Genesis Microchip, Inc. (a)                         3,500           162
Homeseekers.com, Inc. (a)                          87,300            12
HPL Technologies, Inc. New (a)                      2,400            28
i2 Technologies, Inc. (a)                          19,500            89
Integrated Circuit Systems, Inc. New (a)            1,500            26
Intel Corp.                                        59,940         1,463
International Business Machines Corp.               1,300           140
JDS Uniphase Corp. (a)                             28,860           231
Juniper Networks, Inc. (a)                         18,900           421
L-3 Communications Holdings, Inc. (a)                 400            35
Maxim Integrated Products, Inc. (a)                11,000           503
McDATA Corp. (a)                                      700            11
Microchip Technology, Inc. (a)                      2,100            66
Micron Technology, Inc. (a)                        14,670           334
Microsoft Corp. (a)                                15,100           878
National Semiconductor Corp. (a)                    1,600            42
Neoforma, Inc. (a)                                  3,960            32
Netegrity, Inc. (a)                                 2,300            27
NetIQ Corp. (a)                                     1,200            34
Network Appliance, Inc. (a)                        13,600           181
Network Associates, Inc. (a)                        4,200            81
Optimal Robotics Corp. (a)                          2,700            80
Oracle Corp. (a)                                    5,200            71
Paradyne Networks, Inc. (a)                        17,500            61
Pegasystems, Inc. (a)                               1,600             6
Perot Systems Corp. Class A (a)                     2,300            39
Pixelworks, Inc. New (a)                            5,500            56
Precise Software Solutions, Ltd. (a)                2,000            38
QUALCOMM, Inc. (a)                                 16,320           802
Raytheon Co.                                        2,000            65
Register.com, Inc. (a)                              5,400            46
Riverstone Networks, Inc. New (a)                   7,100            90
Scientific-Atlanta, Inc.                            2,100            44
Siebel Systems, Inc. (a)                           18,100           296
SmartForce PLC - ADR (a)                            4,000            66
Sun Microsystems, Inc. (a)                          9,600            97
Texas Instruments, Inc.                            17,590           492
Three-Five Systems, Inc. (a)                        1,900            29
UTStarcom, Inc. (a)                                 4,200            99
VeriSign, Inc. (a)                                  7,480           290
Veritas Software Corp. (a)                          4,400           125
ViaSat, Inc. (a)                                    2,700            40
Virage, Inc. (a)                                    6,800            19
Virata Corp. (a)                                    7,500            90
Xilinx, Inc. (a)                                   13,300           405
                                                                 ------
                                                                 12,381
                                                                 ------
UTILITIES - 1.7%
AirGate PCS, Inc. (a)                                 300            15
AT&T Wireless Services, Inc. (a)                   20,270           293
Nextel Communications, Inc. Class A (a)             8,000            64
Nokia Corp. - ADR                                   3,200            66
Sprint Corp. (PCS Group) (a)                       12,290           274
US Unwired, Inc. New (a)                            2,200            27
Vodafone Group PLC - ADR                            3,200            74
                                                                 ------
                                                                    813
                                                                 ------
TOTAL COMMON STOCKS
(cost $49,658)                                                   45,661
                                                                 ------

188 Select Growth Fund

SELECT GROWTH FUND

                                                                October 31, 2001

                                                       PRINCIPAL       MARKET
                                                        AMOUNT          VALUE
                                                        (000)           (000)
                                                          $               $
                                                       ---------      --------
SHORT-TERM INVESTMENTS - 9.9%
Frank Russell Investment Company
  Money Market Fund (b)                                    4,258         4,258
United States Treasury Bills
  1.880% due 12/20/01 (c)(d)(e)                              600           598
                                                                      --------
TOTAL SHORT-TERM INVESTMENTS
(cost $4,856)                                                            4,856
                                                                      --------
TOTAL INVESTMENTS - 103.4%
(identified cost $54,514)                                               50,517

OTHER ASSETS AND LIABILITIES,

NET - (3.4%)                                                           (1,670)
                                                                      --------
NET ASSETS - 100.0%                                                     48,847
                                                                      ========

                                                       NOTIONAL      UNREALIZED
                                                        AMOUNT      APPRECIATION
                                                         (000)     (DEPRECIATION)
                                                           $            (000)
                                                       ---------    ------------
FUTURES CONTRACTS
Nasdaq 100 Index
  expiration date 12/01                                      958    $      (30)

S&P Barra Growth Index
  expiration date 12/01                                    1,369            43

S&P 500 Index
  expiration date 12/01                                      530           (17)
                                                                    -----------
 Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                              $       (4)
                                                                    ===========


(a) Nonincome-producing security.
(b) At net asset value.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) Rate noted is yield-to-maturity from date of acquisition.
(e) At amortized cost, which approximates market.

Abbreviations:
ADR - American Depositary Receipt


See accompanying notes which are an integral part of the financial statements.

                                                          Select Growth Fund 189

SELECT GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)

                                                                October 31, 2001


ASSETS
Investments at market (identified cost $54,514)  ..............................      $ 50,517
Receivables:
  Dividends ...................................................................            24
  Investments sold ............................................................         1,476
  Fund shares sold ............................................................           172
  From Advisor ................................................................             9
  Daily variation margin on futures contracts .................................            26
                                                                                     --------
    Total assets ..............................................................        52,224

LIABILITIES
Payables:
  Investments purchased ...........................................     $ 3,337
  Accrued fees to affiliates ......................................           2
  Other accrued expenses ..........................................          38
                                                                        --------
    Total liabilities .........................................................         3,337
                                                                                     --------
NET ASSETS ....................................................................      $ 48,847
                                                                                     ========
NET ASSETS CONSIST OF:
  Accumulated net realized gain (loss) ........................................      $(17,155)
Unrealized appreciation (depreciation) on:
  Investments .................................................................        (3,997)
  Futures contracts ...........................................................            (4)
Shares of beneficial interest .................................................            73
Additional paid-in capital ....................................................        69,930
                                                                                     --------
NET ASSETS ....................................................................      $ 48,847
                                                                                     ========
NET ASSET VALUE, offering and redemption price per share:
  Class C ($1,016,991 divided by 152,992 shares of $.01 par value
    shares of beneficial interest outstanding) ................................      $   6.65
                                                                                     ========
  Class E ($2,714,072 divided by 406,181 shares of $.01 par value
    shares of beneficial interest outstanding) ................................      $   6.68
                                                                                     ========
  Class I ($21,043,767 divided by 3,135,597 shares of $.01 par value
    shares of beneficial interest outstanding) ................................      $   6.71
                                                                                     ========
  Class S ($24,071,968 divided by 3,588,662 shares of $.01 par value
    shares of beneficial interest outstanding) ................................      $   6.71
                                                                                     ========

See accompanying notes which are an integral part of the financial statements.

190 Select Growth Fund

SELECT GROWTH FUND

STATEMENT OF OPERATIONS

Amounts in thousands
                    For the Period January 31, 2001 (commencement of operations)
                                                             to October 31, 2001

INVESTMENT INCOME
  Dividends from Money Market Fund ........................................    $    165
  Dividends ...............................................................         146
  Interest ................................................................          16
                                                                               --------
    Total investment income ...............................................         327

EXPENSES
  Advisory fees .................................................   $   303
  Administrative fees ...........................................        19
  Custodian fees ................................................       140
  Distribution fees - Class C ...................................         6
  Transfer agent fees ...........................................        26
  Professional fees .............................................        38
  Registration fees .............................................       109
  Shareholder servicing fees - Class C ..........................         2
  Shareholder servicing fees - Class E ..........................         3
  Trustees' fees ................................................         9
  Miscellaneous .................................................        27
                                                                    -------
  Expenses before reductions ....................................       682
  Expense reductions ............................................      (317)
                                                                    -------
    Expenses, net .........................................................         365
                                                                               --------
Net investment loss .......................................................         (38)
                                                                               --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ...................................................    (15,334)
  Futures contracts .............................................     (1,821)   (17,155)
                                                                    --------
Net change in unrealized appreciation (depreciation) on:
  Investments ...................................................     (3,997)
  Futures contracts .............................................         (4)    (4,001)
                                                                    --------   --------
Net realized and unrealized gain (loss) ...................................     (21,156)
                                                                               --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .....................    $(21,194)
                                                                               ========

  See accompanying notes which are an integral part of the financial statements.

                                                          Select Growth Fund 191

SELECT GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                           JANUARY 31, 2001*
                                                                                TO
                                                                           OCTOBER 31, 2001
                                                                           -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income (loss) ...........................................     $    (38)
  Net realized gain (loss) ...............................................      (17,155)
  Net change in unrealized appreciation (depreciation) ...................       (4,001)
                                                                               --------
    Net increase (decrease) in net assets from operations ................      (21,194)
                                                                               --------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions ..........       70,041
                                                                               --------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..............................       48,847
                                                                               --------
NET ASSETS
  Beginning of period ....................................................           --
                                                                               --------
  End of period ..........................................................     $ 48,847
                                                                               ========

*    Commencement of operations.

See accompanying notes which are an integral part of the financial statements.

192 Select Growth Fund

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                      2001*
                                                                    -------
NET ASSET VALUE, BEGINNING OF PERIOD .............................  $ 10.00
                                                                    -------
INCOME FROM OPERATIONS

  Net investment income (loss)(a) ................................     (.08)
  Net realized and unrealized gain (loss) ........................    (3.27)
                                                                    -------
    Total income from operations .................................    (3.35)
                                                                    -------
NET ASSET VALUE, END OF PERIOD ...................................  $  6.65
                                                                    =======

TOTAL RETURN (%)(b) ..............................................   (33.50)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .......................    1,017

  Ratios to average net assets (%)(c):
    Operating expense, net .......................................     2.17
    Operating expense, gross .....................................     2.97
    Net investment income (loss) .................................    (1.32)

  Portfolio turnover rate (%) ....................................   169.36

* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

Select Growth Fund 193

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                         2001*
                                                                        -------
NET ASSET VALUE, BEGINNING OF PERIOD .................................  $ 10.00
                                                                        -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a) ....................................     (.02)
  Net realized and unrealized gain (loss) ............................    (3.30)
                                                                        -------
    Total income from operations .....................................    (3.32)
                                                                        -------
NET ASSET VALUE, END OF PERIOD........................................  $  6.68
                                                                        =======
TOTAL RETURN (%)(b) ..................................................   (33.20)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ...........................    2,714

  Ratios to average net assets (%)(c):
    Operating expense, net ...........................................     1.29
    Operating expense, gross .........................................    2 .05
    Net investment income (loss) .....................................     (.45)

  Portfolio turnover rate (%)  .......................................   169.36

* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Not annualized.
(c)  Annualized.

194 Select Growth Fund

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                        2001*
                                                                       -------
NET ASSET VALUE, BEGINNING OF PERIOD ...............................   $ 10.00
                                                                       -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)** ................................        --
  Net realized and unrealized gain (loss) ..........................     (3.29)
                                                                       -------
    Total income from operations ...................................     (3.29)
                                                                       -------
NET ASSET VALUE, END OF PERIOD .....................................   $  6.71
                                                                       =======
TOTAL RETURN (%)(b) ................................................    (32.90)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .........................    21,044

  Ratios to average net assets (%)(c):
    Operating expense, net .........................................       .89
    Operating expense, gross .......................................      1.75
    Net investment income (loss) ...................................      (.03)

  Portfolio turnover rate (%)  .....................................    169.36

* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
**   Less than $.01 per share for the period ended October 31, 2001.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Not annualized.
(c)  Annualized.

                                                          Select Growth Fund 195

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                      2001*
                                                                                   --------
NET ASSET VALUE, BEGINNING OF PERIOD ...........................................   $  10.00
                                                                                   --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)** ............................................         --
  Net realized and unrealized gain (loss) ......................................      (3.29)
                                                                                   --------
    Total income from operations ...............................................      (3.29)
                                                                                   --------
NET ASSET VALUE, END OF PERIOD .................................................   $   6.71
                                                                                   ========
TOTAL RETURN (%)(b) ............................................................     (32.90)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .....................................     24,072

  Ratios to average net assets (%)(c):
    Operating expense, net .....................................................        .94
    Operating expense, gross ...................................................       1.74
    Net investment income (loss) ...............................................       (.09)

  Portfolio turnover rate (%)  .................................................     169.36

* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
**   Less than $.01 per share for the period ended October 31, 2001.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Not annualized.
(c)  Annualized.

196 Select Growth Fund

SELECT VALUE FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)



OBJECTIVE: To provide capital appreciation.

INVESTS IN: Primarily US equity securities.

STRATEGY: The Fund employs a multi-manager strategy to invest in stocks with above average growth rates and favorable earnings momentum.

                      GROWTH OF A $10,000 INVESTMENT

Dates             Select Value - Class I++       Russell 1000 Value(R)**
-----             ------------------------       -----------------------
Inception*               $10,000                      $10,000
2001                      $8,608                       $8,683

                     YEARLY PERIODS ENDED OCTOBER 31


SELECT VALUE FUND - CLASS S

   PERIOD ENDED          GROWTH OF          TOTAL
    10/31/01             $10,000            RETURN
   ------------          ---------         --------
Inception                $   8,596         (14.04)%


SELECT VALUE FUND - CLASS E

   PERIOD ENDED          GROWTH OF          TOTAL
    10/31/01             $10,000            ETURN
   ------------          ---------         --------
Inception                $   8,567         (14.33)%


SELECT VALUE FUND - CLASS C

   PERIOD ENDED          GROWTH OF          TOTAL
     10/31/01             $10,000           RETURN
   ------------          ---------         --------
Inception                 $  8,524         (14.76)%


SELECT VALUE FUND - CLASS I

   PERIOD ENDED          GROWTH OF          TOTAL
     10/31/01             $10,000           RETURN
   ------------          ---------         --------
Inception                 $  8,608        (13.92)%


RUSSELL 1000(R) VALUE FUND

   PERIOD ENDED          GROWTH OF          TOTAL
     10/31/01             $10,000           RETURN
   ------------          ---------         --------
Inception                 $  8,683        (13.17)%

198 Select Value Fund

SELECT VALUE FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)

PERFORMANCE REVIEW

Since the Fund's inception on January 31, 2001 to October 31, 2001, the Select Value Fund Class I, Class S, Class E and Class C shares lost 13.92%, 14.04%, 14.33% and 14.76%, respectively, as compared to the Russell 1000(R) Value Index, which declined 13.17%.

The Fund's performance trailed its benchmark in an environment marked by unusually difficult events. These included terrorist attacks on September 11,2001 that caused investor confidence to plummet. The attacks came after a heavy slate of sluggish economic news and declining corporate earnings announcements. This fiscal year also witnessed a reversal in monetary policy. At the beginning of the period, financial markets were still feeling the negative effects of the multiple interest rate hikes made by the Federal Reserve Board
(Fed) during early 2000. By the end of the period, market participants were anxiously waiting for the numerous rate cuts during fiscal 2001 to gain traction, and help revive the struggling economy.

These events caused value investing to outperform growth. Yet, due to the high level of cross-sectional volatility among the value economic sectors, active managers had difficulty outperforming the benchmarks. Start-up costs also dampened the Fund's performance during this nine-month period.

PORTFOLIO HIGHLIGHTS

Major shifts in political leadership, monetary policy, economic standing and national security during the fiscal period impacted the Fund's performance. This environment, characterized by a flight to perceived quality and defensive issues, favored value investing.

MFS was the Fund's leading manager in terms of performance during the first two months following it's inception. In the second calendar quarter of 2001, the Fund outperformed its benchmark with Systematic's small cap portfolio contributing the best returns. Systematic's large cap portfolio strategy was added in early May.

Iridian ended the period favoring insurance holdings and underweighting utilities. MFS maintained its defensive strategy, while incrementally increasing holdings in cyclical stocks. Systematic's large cap portfolio maintained its focus on fundamental analysis while keeping its sector weights close in line with the index weights. Systematic's small cap portfolio made several sector shifts during the period as they sold out of consumer discretionary and health care in favor of industrials and some technology.

The Fund, in aggregate, favored companies with slightly discounted price-to-earnings ratios and above average expected earnings growth. At the end of the fiscal year, the Fund was underweight in utilities and integrated oils and overweight in health care and other energy. The capitalization bias indicated a 4% underweight to the largest capitalization tier of value stocks in the Russell 1000(R) Value Index.

TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)                          October 31, 2001

Citigroup, Inc.                                                    2.8%
International Business Machines Corp.                              1.7
Exxon Mobil Corp.                                                  1.6
ChevronTexaco Corp.                                                1.5
Marsh & McLennan Cos., Inc.                                        1.4
Bank of America Corp.                                              1.3
Lincoln National Corp.                                             1.3
Federal Home Loan Mortgage Corp.                                   1.3
Comcast Corp. Special Class A                                      1.2
Hartford Financial Services Group, Inc.                            1.2
(The)

PORTFOLIO CHARACTERISTICS
                                                             October 31, 2001

Current P/E Ratio                                                       18.1x
Portfolio Price/Book Ratio                                              2.39x
Market Capitalization - $-Weighted Average                          47.83 Bil
Number of Holdings                                                        243


MONEY MANAGERS                                                     STYLE

Iridian Asset Management, LLC                                      Value
MFS International Advisors, Inc.                                   Value
Systematic Financial Management, L.P.                              Value

* The Fund commenced operations on January 31, 2001. Index comparison began February 1, 2001.

** The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) Index securities with higher price-to-book ratios and higher forecasted growth values.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                           Select Value Fund 199

SELECT VALUE FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                                Market
                                                   Number        Value
                                                     of          (000)
                                                   Shares          $
                                                   ------       ------
COMMON STOCKS - 91.5%
AUTO AND TRANSPORTATION - 1.8%
Canadian National Railway Co.                        2,700           107
Delphi Automotive Systems Corp.                     29,800           346
Landstar Systems, Inc. (a)                           1,300            93
Lear Corp. (a)                                       1,900            58
Navistar International Corp.                         2,100            63
Norfolk Southern Corp.                              13,100           219
Tidewater, Inc.                                      8,700           263
                                                                 -------
                                                                   1,149
                                                                 -------

CONSUMER DISCRETIONARY - 8.4%
Abercrombie & Fitch Co. Class A (a)                  5,000            94
AnnTaylor Stores Corp. (a)                           2,500            55
BJ's Wholesale Club, Inc. (a)                        2,000           102
Buca, Inc. (a)                                       3,900            53
Cendant Corp. (a)                                   37,200           482
Circuit City Stores - Circuit City Group            19,500           268
Disney (Walt) Co.                                   18,000           335
F.Y.I., Inc. (a)                                     1,700            61
FTI Consulting, Inc. (a)                             2,200            65
Gannett Co., Inc.                                    3,500           221
Gillette Co. (The)                                  10,500           326
Ikon Office Solutions, Inc.                          7,200            70
Insight Communications Co., Inc. Class A (a)         3,600            74
International Flavors & Fragrances, Inc.             8,700           248
Kimberly-Clark Corp.                                 9,700           538
Liberty Media Corp. (a)                             27,700           324
Maxwell Shoe Company, Inc. Class A (a)               4,700            67
McDonald's Corp.                                     6,200           162
Movado Group, Inc.                                   5,900            96
Office Depot, Inc. (a)                              16,500           224
Phillips-Van Heusen Corp.                            8,300            71
Reebok International, Ltd. (a)                       2,600            54
Sears Roebuck & Co.                                  9,900           384
Target Corp.                                         5,900           184
TETRA Technologies, Inc. (a)                         1,900            32
Tommy Hilfiger Corp. (a)                             8,000            92
Tribune Co.                                          2,500            76
Universal Electronics, Inc. (a)                      5,700            84
Viacom, Inc. Class B (a)                             9,384           343
Waste Management, Inc.                              11,600           284
                                                                 -------
                                                                   5,469
                                                                 -------

CONSUMER STAPLES - 5.7%
Anheuser-Busch Cos., Inc.                            7,200           300
Clorox Co. (The)                                    10,900           389
Coca-Cola Co. (The)                                  5,100           244
Diageo PLC - ADR                                     2,200            90
Interstate Bakeries Corp.                            3,400            80
J.M. Smucker Co., (The)                              7,100           237
Kellogg Co.                                          6,200           189
Kraft Foods, Inc.                                    7,300           246
Kroger Co. (a)                                      15,700           384
PepsiCo, Inc.                                        5,340           260
Philip Morris Cos., Inc.                             9,700           454
Procter & Gamble Co.                                 9,300           686
Safeway, Inc. (a)                                    2,600           108
Standard Commercial Corp.                            4,300            80
                                                                 -------
                                                                   3,747
                                                                 -------

FINANCIAL SERVICES - 27.8%
Allstate Corp.                                       7,900           248
American Express Co.                                 3,700           109
American International Group, Inc.                   3,800           299
AON Corp.                                           16,000           609
Astoria Financial Corp.                              2,700           141
Bank of America Corp.                               14,500           855
Bear Stearns Cos., Inc. (The)                        5,200           281
CBL & Associates Properties, Inc. (e)                3,200            93
Chubb Corp. (The)                                    9,300           635
CIGNA Corp.                                          8,300           605
Citigroup, Inc.                                     40,200         1,830
Coastal Bancorp, Inc.                                2,300            68
Cobalt Corp. (a)                                     6,600            36
Countrywide Credit Industries, Inc.                  4,200           168
Cullen Frost Bankers, Inc.                           2,300            62
Dime Community Bancorp, Inc.                         2,700            65
Doral Financial Corp.                                2,400            84
Equity Office Properties Trust (e)                   9,800           279
Equity Residential Properties Trust (e)              7,400           192
FactSet Research Systems, Inc.                       2,300            57
Federal Home Loan Mortgage Corp.                    12,300           834
Federal National Mortgage Association                9,100           737
FleetBoston Financial Corp.                         17,200           565
Franklin Resources, Inc.                             8,500           273
Gallagher (Arthur J.) & Co.                          2,800           102
Golden West Financial Corp.                          3,400           165
Hartford Financial Services
  Group, Inc. (The)                                 14,300           772
Household International, Inc.                        7,900           413
IndyMac Bancorp, Inc. (a)                            2,500            64
Innkeepers USA Trust                                 8,300            58
Jefferson-Pilot Corp.                                4,900           203
Lehman Brothers Holdings, Inc.                       5,900           369
Lincoln National Corp.                              20,100           851
Mack-Cali Realty Corp. (e)                           3,100            96
Marsh & McLennan Cos., Inc.                          9,300           900
Mellon Financial Corp.                              22,100           743
Merrill Lynch & Co., Inc.                            4,000           175
Metris Companies, Inc.                               3,700            60
MGIC Investment Corp.                                3,700           191

200 Select Value Fund

SELECT VALUE FUND

                                                                October 31, 2001

                                                                  MARKET
                                                    NUMBER        VALUE
                                                      OF          (000)
                                                    SHARES          $
                                                    ------        ------
Morgan Stanley Dean Witter & Co.                    11,200           548
Odyssey Re Holdings Corp.                            3,800            57
PNC Bank Corp.                                      11,200           615
Principal Financial Group, Inc.
  (The) New (a)                                        650            15
Raymond James Financial, Inc.                        3,000            88
RenaissanceRe Holdings, Ltd.                         1,100           106
Republic Bancorp, Inc.                               5,100            75
Republic Bancorp, Inc.                               2,200            27
Ryder System, Inc.                                   2,800            52
SAFECO Corp.                                         3,700           114
Seacoast Banking Corp. of Florida                    1,017            43
SouthTrust Corp.                                     5,500           125
Sovereign Bancorp, Inc.                              5,700            56
St. Paul Cos., Inc.                                  9,600           441
Triad Guaranty, Inc. (a)                             2,000            66
USA Education, Inc.                                  6,600           538
Wachovia Corp. (a)                                  11,600           332
Washington Mutual, Inc.                              8,600           260
Wells Fargo & Co.                                    6,100           241
Whitney Holding Corp.                                2,100            82
                                                                  ------
                                                                  18,168
                                                                  ------
HEALTH CARE - 7.7%
Abbott Laboratories                                  5,800           307
American Home Products Corp.                         4,500           251
Biogen, Inc. (a)                                    10,300           567
Boston Scientific Corp. (a)                         25,866           588
Edwards Lifesciences Corp. (a)                       4,000           102
Guidant Corp. (a)                                    4,200           174
HCA-The Healthcare Co.                              10,900           432
Johnson & Johnson                                    3,700           214
Lifecore Biomedical, Inc. (a)                        2,200            28
LifePoint Hospitals, Inc. (a)                        3,000            94
Lilly (Eli) & Co.                                    2,600           199
Merck & Co., Inc.                                    3,200           204
Merit Medical Systems, Inc. (a)                      6,625           101
Novartis AG - ADR                                    4,800           181
Pfizer, Inc.                                         2,100            88
Pharmaceutical Resources, Inc. (a)                   1,200            41
Priority Healthcare Corp. Class B (a)                2,900            84
Quest Diagnostics, Inc. (a)                          2,000           131
Schering-Plough Corp.                               14,600           543
Tenet Healthcare Corp. (a)                          11,800           679
                                                                  ------
                                                                   5,008
                                                                  ------
INTEGRATED OILS - 4.4%
ChevronTexaco Corp. (a)                             11,253           996
Exxon Mobil Corp.                                   26,600         1,049
Occidental Petroleum Corp.                           1,700            43
Phillips Petroleum Co.                               9,500           517
Royal Dutch Petroleum Co.                            1,500            76
Unocal Corp.                                         5,900           190
                                                                  ------
                                                                   2,871
                                                                  ------
MATERIALS AND PROCESSING - 6.6%
Air Products & Chemicals, Inc.                       6,200           248
AKZO Nobel - ADR                                     5,400           222
Alcoa, Inc.                                         21,100           681
Apogee Enterprises, Inc.                             2,000            28
Applied Films Corp. (a)                              5,000           103
Archer-Daniels-Midland Co.                          19,020           265
Ball Corp.                                             900            55
Dow Chemical Co.                                     6,200           206
Elcor Chemical Corp.                                 2,100            49
EMCOR Group, Inc. (a)                                2,500            98
International Paper Co.                              5,000           179
P.H. Glatfelter Co.                                  6,400            96
Packaging Corp. of America (a)                       5,100            90
PPG Industries, Inc.                                 8,400           410
Praxair, Inc.                                        2,300           109
Syngenta AG - ADR (a)                               16,500           170
Temple-Inland, Inc.                                  5,900           295
Tyco International, Ltd.                            13,100           644
Weyerhaeuser Co.                                     7,300           364
                                                                  ------
                                                                   4,312
                                                                  ------
MISCELLANEOUS - 1.5%
General Electric Co.                                 8,500           309
Hillenbrand Industries, Inc.                         3,000           159
Honeywell International, Inc.                        8,900           263
Minnesota Mining & Manufacturing Co.                 2,400           251
                                                                  ------
                                                                     982
                                                                  ------
OTHER ENERGY - 5.2%
Anadarko Petroleum Corp.                             2,800           160
Apache Corp.                                         8,100           418
Arch Coal, Inc.                                      3,700            82
Devon Energy Corp.                                   4,900           188
El Paso Corp.                                       13,800           677
Forest Oil Corp. (a)                                 2,700            74
GulfMark Offshore, Inc. (a)                          2,400            68
Noble Drilling Corp. (a)                             3,400           104
Schlumberger, Ltd.                                  11,100           537
Valero Energy Corp.                                  8,600           323
Williams Cos. (The)                                 25,900           748
                                                                  ------
                                                                   3,379
                                                                  ------
PRODUCER DURABLES - 3.4%
Alstom - ADR                                         3,380            52
Boeing Co. (The)                                    17,900           584
Caterpillar, Inc.                                    1,900            85

                                                           Select Value Fund 201

SELECT VALUE FUND

                                                                 MARKET
                                                    NUMBER       VALUE
                                                      OF         (000)
                                                    SHARES         $
                                                    ------      --------
Danaher Corp.                                        3,500           195
Deere & Co.                                         15,200           562
FSI International, Inc. (a)                          3,500            29
KLA Tencor Corporation (a)                           3,700           151
Kulicke & Soffa Industries, Inc. (a)                 3,500            53
Lockheed Martin Corp.                                5,200           254
LTX Corp. (a)                                        3,100            51
Ryland Group, Inc. (The)                             1,600            86
Tollgrade Communications, Inc. (a)                   2,000            51
TRC Companies, Inc. (a)                              1,500            63
                                                                --------
                                                                   2,216
                                                                --------

TECHNOLOGY - 7.2%
Accenture, Ltd. New (a)                                700            12
Adaptec, Inc. (a)                                    2,700            33
Analog Devices, Inc. (a)                             3,300           125
Applied Innovation, Inc. (a)                           900             7
Avnet, Inc.                                          7,600           157
BEI Technologies, Inc.                               5,000            81
CryptoLogic, Inc. (a)                                3,700            49
DRS Technologies, Inc. (a)                           1,300            52
DSP Group, Inc. (a)                                  3,200            67
Electronic Data Systems Corp.                        9,000           579
Flextronics International, Ltd. (a)                  3,300            66
General Dynamics Corp.                               3,600           294
Hutchinson Technology, Inc. (a)                      2,300            42
II-VI, Inc. (a)                                        200             3
Integrated Silicon Solution, Inc. (a)                7,200            75
International Business Machines Corp.               10,000         1,081
International Rectifier Corp. (a)                    1,900            67
KEMET Corp. (a)                                      3,000            54
LSI Logic Corp. (a)                                 10,500           178
Microsoft Corp. (a)                                  1,300            76
Motorola, Inc.                                       9,800           160
Motorola, Inc. (a)                                   3,700           182
National Semiconductor Corp. (a)                    12,400           322
Oracle Corp. (a)                                     9,900           134
Pixelworks, Inc. New (a)                             4,000            40
Planar Systems, Inc. (a)                             1,700            25
Raytheon Co.                                         1,200            39
Rockwell International Corp.                         6,000            83
Silicon Storage Technology, Inc. (a)                 6,600            59
Sun Microsystems, Inc. (a)                          16,500           167
Texas Instruments, Inc.                              6,100           171
Three-Five Systems, Inc. (a)                         2,600            40
Vishay Intertechnology, Inc. (a)                    10,900           206
                                                                --------
                                                                   4,726
                                                                --------

UTILITIES - 11.8%
AGL Resources, Inc.                                  5,000           103
Alltel Corp.                                         4,400           251
AT&T Corp.                                          46,100           703
AT&T Wireless Services, Inc. (a)                    10,541           152
BroadWing, Inc. (a)                                 16,400           152
Cascade Natural Gas Corp.                            6,000           121
Comcast Corp. Special Class A (a)                   21,800           781
Cox Communications, Inc. Class A (a)                 4,600           176
Dominion Resources, Inc.                             1,300            79
Duke Energy Corp.                                    9,400           361
Exelon Corp.                                         4,600           194
FirstEnergy Corp.                                    2,700            93
FPL Group, Inc.                                      2,100           112
Idacorp, Inc.                                        2,100            80
Mirant Corp. New (a)                                 3,900           101
National Fuel Gas Co.                               10,100           236
NICOR, Inc.                                          4,100           159
NiSource, Inc.                                       5,600           133
Nokia Corp. - ADR                                   10,300           211
NSTAR                                                5,200           214
Pinnacle West Capital Corp.                          4,300           181
Qwest Communications International, Inc.            24,700           320
SBC Communications, Inc.                            18,800           716
Sprint Corp. (Fon Group)                            29,500           590
Verizon Communications, Inc.                        15,500           772
Vodafone Group PLC - ADR                            14,600           338
WGL Holdings, Inc.                                   5,100           138
WorldCom, Inc. - WorldCom Group (a)                 15,800           213
                                                                --------
                                                                   7,680
                                                                --------
TOTAL COMMON STOCKS
(cost $64,569)                                                    59,707
                                                                --------

202 Select Value Fund

SELECT VALUE FUND

                                                                October 31, 2001

                                                    PRINCIPAL       MARKET
                                                      AMOUNT        VALUE
                                                      (000)         (000)
                                                        $             $
                                                    ----------  --------------
SHORT-TERM INVESTMENTS - 7.9%
Frank Russell Investment Company
  Money Market Fund (b)                                  4,564          4,564
United States Treasury Bills
  2.070% due 12/20/01 (c)(d)(f)                            600            598
                                                                -------------
                                                                        5,162
                                                                -------------

TOTAL SHORT-TERM INVESTMENTS
(cost $5,162)                                                           5,162
                                                                -------------
TOTAL INVESTMENTS - 99.4%
(identified cost $69,731)                                              64,869

OTHER ASSETS AND LIABILITIES,
NET - 0.6%                                                                401
                                                                -------------
NET ASSETS - 100.0%                                                    65,270
                                                                =============


                                                     NOTIONAL     UNREALIZED
                                                      AMOUNT     APPRECIATION
                                                      (000)     (DEPRECIATION)
FUTURES CONTRACTS                                       $           (000)
                                                    ----------  --------------
S&P Barra Value Index
  expiration date 12/01                                  1,796  $          19

S&P 500 Index
  expiration date 12/01                                  3,447            (15)
                                                                -------------
Total Unrealized Appreciation
   (Depreciation) on Open Futures

   Contracts Purchased                                          $           4
                                                                =============


(a)  Nonincome-producing security.
(b)  At net asset value.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d)  Rate noted is yield-to-maturity from date of acquisition.
(e)  Real Estate Investment Trust (REIT).
(f)  At amortized cost, which approximates market.

Abbreviations:
ADR - American Depositary Receipt

  See accompanying notes which are an integral part of the financial statements.

                                                           Select Value Fund 203

SELECT VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
                                                                October 31, 2001
Amounts in thousands (except per share amounts)

ASSETS
Investments at market (identified cost $69,731) ...........................................   $      64,869
Cash ......................................................................................             398
Receivables:
  Dividends ...............................................................................              95
  Investments sold ........................................................................              85
  Fund shares sold ........................................................................             319
  From Advisor ............................................................................              10
  Daily variation margin on futures contracts .............................................               4
                                                                                              -------------
    Total assets ..........................................................................          65,780

LIABILITIES
Payables:
  Investments purchased ......................................................  $       460
  Accrued fees to affiliates .................................................           17
  Other accrued expenses .....................................................           32
  Daily variation margin on futures contracts ................................            1
                                                                                -----------
    Total liabilities .....................................................................             510
                                                                                              -------------
NET ASSETS ................................................................................   $      65,270
                                                                                              =============
NET ASSETS CONSIST OF:
Undistributed net investment income .......................................................   $          83
Accumulated net realized gain (loss) ......................................................          (4,890)
Unrealized appreciation (depreciation) on:
  Investments .............................................................................          (4,862)
  Futures contracts .......................................................................               4
Shares of beneficial interest .............................................................              77
Additional paid-in capital ................................................................          74,858
                                                                                              -------------
NET ASSETS ................................................................................   $      65,270
                                                                                              =============
NET ASSET VALUE, offering and redemption price per share:
  Class C ($1,843,588 divided by 216,751 shares of $.01 par value
    shares of beneficial interest outstanding) ............................................   $        8.51
                                                                                              =============
  Class E ($3,154,803 divided by 369,879 shares of $.01 par value
    shares of beneficial interest outstanding) ............................................   $        8.53
                                                                                              =============
  Class I ($28,983,223 divided by 3,395,535 shares of $.01 par value
    shares of beneficial interest outstanding) ............................................   $        8.54
                                                                                              =============
  Class S ($31,288,114 divided by 3,668,405 shares of $.01 par value
    shares of beneficial interest outstanding) ............................................   $        8.53
                                                                                              =============

See accompanying notes which are an integral part of the financial statements.

204 Select Value Fund

SELECT VALUE FUND

STATEMENT OF OPERATIONS

Amounts in thousand
                     For the Period January 31, 2001(commencement of operations)
                                                             to October 31, 2001

INVESTMENT INCOME
  Dividends .............................................................................    $   657
  Dividends from Money Market Fund ......................................................        209
  Interest ..............................................................................         16
                                                                                             -------
    Total investment income .............................................................        882

EXPENSES
  Advisory fees ...............................................................   $   298
  Administrative fees .........................................................        22
  Custodian fees ..............................................................       111
  Distribution fees - Class C .................................................         8
  Transfer agent fees .........................................................        34
  Professional fees ...........................................................        38
  Registration fees ...........................................................       109
  Shareholder servicing fees - Class C ........................................         3
  Shareholder servicing fees - Class E ........................................         4
  Trustees' fees ..............................................................         9
  Miscellaneous ...............................................................        25
                                                                                  -------
  Expenses before reductions ..................................................       661
  Expense reductions ..........................................................      (285)
                                                                                  -------
    Expenses, net .......................................................................         376
                                                                                              -------
Net investment income ....................................................................        506
                                                                                              -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments .................................................................    (3,584)
  Futures contracts ...........................................................    (1,306)     (4,890)
                                                                                  -------
Net change in unrealized appreciation (depreciation) on:
  Investments .................................................................    (4,862)
  Futures contracts ...........................................................         4      (4,858)
                                                                                  -------      ------
Net realized and unrealized gain (loss) ..................................................     (9,748)
                                                                                              -------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ....................................    $(9,242)
                                                                                              =======

  See accompanying notes which are an integral part of the financial statements.

                                                           Select Value Fund 205

SELECT VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                              January 31, 2001*
                                                                                      to
                                                                              October 31, 2001
                                                                              ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income ................................................          $    506
  Net realized gain (loss) .............................................            (4,890)
  Net change in unrealized appreciation (depreciation) .................            (4,858)
                                                                                  --------
    Net increase (decrease) in net assets from operations ..............            (9,242)
                                                                                  --------
DISTRIBUTIONS
  From net investment income
    Class C ............................................................                (7)
    Class E ............................................................              (216)
    Class I ............................................................                (2)
    Class S ............................................................              (198)
                                                                                  --------
      Net decrease in net assets from distributions ....................              (423)
                                                                                  --------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions ........            74,935
                                                                                  --------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ............................            65,270

NET ASSETS
  Beginning of period ..................................................                --
                                                                                  --------
  End of period (including undistributed net investment income of
    $83 at October 31, 2001)  ..........................................          $ 65,270
                                                                                  ========

*    Commencement of operations.

See accompanying notes which are an integral part of the financial statements.

206 Select Value Fund

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                           2001*
                                                                                          -------
NET ASSET VALUE, BEGINNING OF PERIOD ..................................................   $ 10.00
                                                                                          -------
INCOME FROM OPERATIONS
  Net investment income (a)** .........................................................        --
  Net realized and unrealized gain (loss) .............................................     (1.48)
                                                                                          -------
    Total income from operations  .....................................................     (1.48)
                                                                                          -------
DISTRIBUTIONS
  From net investment income  .........................................................      (.01)
                                                                                          -------
NET ASSET VALUE, END OF PERIOD  .......................................................   $  8.51
                                                                                          =======
TOTAL RETURN (%)(b) ...................................................................    (14.76)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)  ...........................................     1,844

  Ratios to average net assets (%)(c):
    Operating expense, net  ...........................................................      2.00
    Operating expense, gross  .........................................................      2.64
    Net investment income .............................................................       .00

  Portfolio turnover rate (%) .........................................................     71.75

* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
**  Less than $.01 per share for the period ended October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

                                                           Select Value Fund 207

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                         2001*
                                                                        -------
NET ASSET VALUE, BEGINNING OF PERIOD................................    $ 10.00
                                                                        -------

INCOME FROM OPERATIONS
  Net investment income (a) ........................................        .05
  Net realized and unrealized gain (loss) ..........................      (1.48)
                                                                        -------

    Total income from operations ...................................      (1.43)
                                                                        -------

DISTRIBUTIONS
  From net investment income .......................................       (.04)
                                                                        -------

NET ASSET VALUE, END OF PERIOD .....................................    $  8.53
                                                                        =======

TOTAL RETURN (%)(b)  ...............................................     (14.33)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .........................      3,155

  Ratios to average net assets (%)(c):
    Operating expense, net .........................................       1.25
    Operating expense, gross .......................................       1.85
    Net investment income ..........................................        .76

  Portfolio turnover rate (%)  .....................................      71.75

 * For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

208 Select Value Fund

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                               2001*
                                                                                             -------
NET ASSET VALUE, BEGINNING OF PERIOD ....................................................    $ 10.00
                                                                                             -------
INCOME FROM OPERATIONS
  Net investment income (a) .............................................................        .09
  Net realized and unrealized gain (loss) ...............................................      (1.48)
                                                                                             -------
    Total income from operations ........................................................      (1.39)
                                                                                             -------
DISTRIBUTIONS
  From net investment income ............................................................       (.07)
                                                                                             -------
NET ASSET VALUE, END OF PERIOD ..........................................................    $  8.54
                                                                                             =======
TOTAL RETURN (%)(b) .....................................................................     (13.92)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ..............................................     28,983

  Ratios to average net assets (%)(c):
    Operating expense, net ..............................................................        .79
    Operating expense, gross ............................................................       1.48
    Net investment income ...............................................................       1.25

  Portfolio turnover rate (%) ...........................................................      71.75

 * For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

                                                           Select Value Fund 209

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                                       2001*
                                                                                                     --------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................................   $ 10.00
                                                                                                     -------
INCOME FROM OPERATIONS
   Net investment income (a)......................................................................        08
   Net realized and unrealized gain (loss)........................................................     (1.48)
                                                                                                     -------
     Total income from operations.................................................................     (1.40)
                                                                                                     -------
DISTRIBUTIONS
   From net investment income.....................................................................      (.07)
                                                                                                     -------
NET ASSET VALUE, END OF PERIOD....................................................................   $  8.53
                                                                                                     =======

TOTAL RETURN (%)(B)...............................................................................    (14.04)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).......................................................    31,288

   Ratios to average net assets (%)(c):
     Operating expense, net.......................................................................        86
     Operating expense, gross.....................................................................      1.50
     Net investment income........................................................................      1.18

   Portfolio turnover rate (%)....................................................................     71.75

 * For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

210 Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2001

1. ORGANIZATION
   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 31 different investment portfolios referred to as "Funds." These financial statements report on twelve Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   On November 22, 1999, the Investment Company's Board of Trustees approved a change in the Funds' fiscal year end from December 31 to October 31.

   On February 26, 1999, the Fixed Income II Fund acquired all the net assets of the Volatility Constrained Bond Fund pursuant to a plan of reorganization approved by the Volatility Constrained Bond Fund shareholders. The acquisition was accomplished by a tax-free exchange of 8,934,738 shares of the Fixed Income II Fund (valued at $163,684,403) for the 8,932,673 shares of the Volatility Constrained Bond Fund on February 26, 1999. The Volatility Constrained Bond Fund's net assets of $163,684,403, including $495,215 of unrealized depreciation, were combined with those of the Fixed Income II Fund which changed its name to Short Term Bond Fund. The aggregate net assets of the Fixed Income II Fund and the Volatility Constrained Bond Fund immediately before the acquisition were $320,538,146 and $163,684,403, respectively.

   In addition, the Short Term Bond Fund made a reclassification among certain of its capital accounts to reflect the acquisition of the Volatility Constrained Bond Fund, without impacting its net asset value. The following reclassification has been made for the year ended December 31, 1999:



                             UNDISTRIBUTED NET      ACCUMULATED NET        ADDITIONAL
                             INVESTMENT INCOME    REALIZED GAIN (LOSS)   PAID-IN CAPITAL
                             -----------------    --------------------   ---------------
   Short Term  Bond Fund      $    42,226          $    (9,588,387)       $    9,546,161

2. SIGNIFICANT ACCOUNTING POLICIES
   The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

   International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

   Short-term investments held by the Funds maturing within 60 days of the valuation date are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

                                               Notes to Financial Statements 211

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

  REVISED AICPA AUDIT AND ACCOUNTING GUIDE: In November 2001, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2001. The revised Guide will require the Funds to classify gains and losses realized on prepayments received on mortgage-backed securities presently included in realized gain/loss, as part of interest income. Adopting this accounting principle will not affect the net asset value of the Funds, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations and Changes in Net Assets. The Funds expect that the impact of the adoption of the principle of reclassifying gains and losses realized on prepayments received on mortgage-backed securities will not be material to the financial statements.

  AMORTIZATION AND ACCRETION: All premiums and discounts, including original issue discounts, for the Funds are amortized/ accreted for both tax and financial reporting purposes.

  FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

  It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Funds.

  At October 31, 2001, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                    10/31/02        10/31/03       10/31/04       10/31/05
                                ---------------   ------------   ------------   ------------
    Equity I                    $            --   $         --   $         --   $         --
    Equity II                                --             --             --             --
    Equity III                               --             --             --             --
    Equity Q                                 --             --             --             --
    International                            --             --             --             --
    Fixed Income III                         --             --             --             --
    Emerging Markets                         --      2,887,175        348,806             --
    Real Estate Securities                   --             --             --             --
    Short Term Bond                   5,004,287      2,834,049      1,947,924        574,853
    Select Growth                            --             --             --             --
    Select Value                             --             --             --             --

                                    10/31/06        10/31/07       10/31/08       10/31/09        Totals
                                ---------------   ------------   ------------   ------------   ------------
    Equity I                    $            --   $         --   $         --   $132,776,510   $132,776,510
    Equity II                                --             --             --     22,280,399     22,280,399
    Equity III                               --             --      9,290,945             --      9,290,945
    Equity Q                                 --             --             --    104,770,466    104,770,466
    International                            --             --             --    158,167,832    158,167,832
    Fixed Income III                         --      1,303,422      7,309,954             --      8,613,376
    Emerging Markets                 56,335,865     30,325,300      6,163,374     63,634,607    159,695,127
    Real Estate Securities                   --     15,587,051     10,165,234             --     25,752,285
    Short Term Bond                      51,911      3,481,990      2,691,693             --     16,586,707*
    Select Growth                            --             --             --     15,489,408     15,489,408
    Select Value                             --             --             --      4,577,864      4,577,864

    * A portion of the loss carryforward was acquired from the Volatility Constrained Bond Fund (See Note 1) and may be limited to offset future capital gains of the Fund to the extent provided by regulations.

212 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

  The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2001 are as follows:


                                                                                                                 Net
                                                             Gross                    Gross                  Unrealized
                                Federal Tax               Unrealized              Unrealized                Appreciation
                                   Cost                  Appreciation           (Depreciation)             (Depreciation)
                              ---------------           -------------           ---------------            --------------
  Equity I                      $   855,433,457           $ 176,725,380           $  (52,285,027)            $  124,440,353
  Equity II                         715,928,736              70,316,475              (46,439,233)                23,877,242
  Equity III                         71,716,934              13,512,825               (5,214,532)                 8,298,293
  Equity Q                        1,379,594,183             180,660,185              (90,499,073)                90,161,112
  International                   1,103,616,945             185,861,986             (248,116,970)              (62,254,984)
  Fixed Income I                  1,660,124,835              52,275,306               (2,618,994)                49,656,312
  Fixed Income III                  545,066,932               9,139,949               (2,353,710)                 6,786,239
  Emerging Markets                  315,222,345              28,966,709              (64,685,464)               (35,718,755)
  Real Estate Securities            531,900,644              94,990,697                 (906,488)                94,084,209
  Short Term Bond                   437,935,938              12,422,007                 (552,650)                11,869,357
  Select Growth                      56,182,568               3,025,454               (8,691,250)                (5,665,796)
  Select Value                       70,039,469               1,621,473               (6,791,471)                (5,169,998)

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the equity Funds, annually for the International Fund, and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

  The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

  The following reclassifications have been made to reflect activity for the year ended October 31, 2001:


                              Undistributed Net       Accumulated Net         Additional
                              Investment Income    Realized Gain (Loss)   Paid-in Capital
                              -----------------   ---------------------  -----------------
  Equity I                      $          (2,939)  $               2,939  $              --
  Equity II                                88,890                 (88,710)              (180)
  Equity Q                               (302,813)                302,813                 --
  International                        (3,723,094)              2,014,922          1,708,172
  Fixed Income I                         (542,718)                542,718                 --
  Fixed Income III                      4,493,323              (4,493,323)                --
  Emerging Markets                     (1,452,291)                502,650            949,641
  Real Estate Securities                    2,482                  (4,278)             1,796
  Short Term Bond                          32,469                 (32,469)                --
  Select Growth                            38,004                      --            (38,004)
  Select Value                                 (9)                      9                 --


                                               Notes to Financial Statements 213

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

  EXPENSES: The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund or Class are allocated among all Funds and/or Classes principally based on their relative net assets.

  FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain \
   (or loss) on debt obligations.

   DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional information, the funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Emerging Markets, Fixed Income I and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at October 31, 2001, are presented on the Statement of Net Assets for the applicable Funds.

214 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

  FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

  INVESTMENT IN EMERGING MARKETS: Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

  OPTIONS: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances. When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

  The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

  FUTURES CONTRACTS: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Fixed Income III Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

                                               Notes to Financial Statements 215

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

3. INVESTMENT TRANSACTIONS
   SECURITIES: During the year ended October 31, 2001, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                    PURCHASES             SALES
                               -----------------   -----------------
   Equity I                    $   1,681,099,806   $   1,888,084,973
   Equity II                       1,004,044,711       1,030,850,890
   Equity III                        121,905,016         161,842,870
   Equity Q                        1,402,502,855       1,052,727,926
   International                   1,317,992,786       1,182,911,988
   Fixed Income I                  1,000,943,315         927,726,887
   Fixed Income III                  364,739,466         350,267,097
   Emerging Markets                  336,464,636         294,759,768
   Real Estate Securities            288,060,079         398,375,460
   Short Term Bond                   275,110,231         374,051,790
   Select Growth                     144,141,761          79,150,603
   Select Value                      106,490,762          38,338,194

   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                                    PURCHASES             SALES
                               -----------------   -----------------
   Short Term Bond             $     803,371,130   $     733,573,967
   Fixed Income I                  1,746,385,575       1,650,195,825
   Fixed Income III                  479,560,646         535,595,346

   WRITTEN OPTIONS CONTRACTS: Fund transactions in written options contracts for the year ended October 31, 2001 were as follows:


                                                      FIXED INCOME I
                                         -------------------------------------
                                          NOTIONAL VALUE (1)        PREMIUMS
                                               (000)                RECEIVED
                                         -------------------     -------------
   Outstanding October 31, 2000          $            45,500     $     267,670
   Opened                                            119,849           389,523
   Closed                                            (78,464)         (288,979)
   Expired                                           (54,610)         (261,843)
                                         -------------------     -------------
   Outstanding October 31, 2001          $            32,275     $     106,371
                                         ===================     =============

                                                    EMERGING MARKETS
                                         -------------------------------------
                                          NOTIONAL VALUE            PREMIUMS
                                              (000)                 RECEIVED
                                         -------------------     -------------
   Outstanding October 31, 2000          $                --     $          --
   Opened                                             13,080           890,505
   Closed                                             (5,585)         (338,881)
   Expired                                                --                --
                                         -------------------     -------------
   Outstanding October 31, 2001          $             7,495     $     551,624
                                         ===================     =============

                                                   FIXED INCOME III
                                         -----------------------------------
                                         NOTIONAL VALUE (1)       PREMIUMS
                                              (000)               RECEIVED
                                         -------------------     -------------
                                         $            40,093     $     245,710
                                                      82,931         2,253,197
                                                     (49,655)         (252,541)
                                                      42,717          (361,277)
                                         -------------------     -------------
                                         $           116,086     $   1,885,089
                                         ===================     =============

(1) Each $100,000 notional value represents 1 contract.

216 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by securities lending agent in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the securities lending agent and is recorded as income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of October 31, 2001, the value outstanding securities on loan and the value of collateral amounted to as follows:

                              VALUE OF             VALUE OF
                         SECURITIES ON LOAN       COLLATERAL
                         ------------------     ---------------
   Equity I                $   32,222,720       $    34,128,192
   Equity II                   65,004,255            68,278,836
   Equity III                     182,360               192,467
   Equity Q                    52,213,384            55,102,044
   Fixed I                    130,757,692           134,371,537

   As of October 31, 2001, the cash collateral received for the securities on loan are invested as follows:

                              FRIC MONEY         DEUTSCHE BANK
                                MARKET            IDA FUND (1)
                          -----------------     ---------------
   Equity I                    23,093,672            11,061,927
   Equity II                   46,202,537            22,131,132
   Equity III                     130,237                62,384
   Equity Q                    37,286,140            17,860,155
   Fixed I                     88,065,149            42,183,429

   (1) The Deutsche Bank IDA Fund investment balance includes pending items that account for the difference between the total amount invested and the total cash collateral amount.

   As of October 31, 2001, the value of the non-cash collateral received for the securities on loan in the Fixed Income I Fund is $4,227,474. The non-cash collateral consists of a pool of US Government securities.

4. RELATED PARTIES
   ADVISOR AND ADMINISTRATOR: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of the Investment Company not presented herein). As of October 31, 2001, $690,950,000 of the Money Market Fund's net assets represents investments by these Funds and $375,457,000 represents the investments of other affiliated Funds not presented herein. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $345,000,000 is invested in the Money Market Fund.

                                               Notes to Financial Statements 217

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

  The advisory and administrative fees (excluding Class Y), which are based upon the average daily net assets of each Fund and the rates specified in the table below. Class Y shares pay administrative fees to FRIMCo at cost. The advisory and administrative fees are payable monthly and total $45,418,794 and $3,522,681, respectively, for the year ended October 31, 2001. FRIMCo reduces its advisory fees for each Fund by advisory fees incurred on assets invested in the Money Market Fund.

                                   ANNUAL RATE                                               ANNUAL RATE
                            ---------------------------                               ---------------------------
                              ADVISOR    ADMINISTRATOR                                  ADVISOR    ADMINISTRATOR
                            ----------  ---------------                               ----------  ---------------
   Equity I                     0.55%         0.05%        Fixed Income III               0.50%         0.05%
   Equity II                    0.70          0.05         Emerging Markets               1.15          0.05
   Equity III                   0.55          0.05         Real Estate Securities         0.80          0.05
   Equity Q                     0.55          0.05         Short Term Bond                0.45          0.05
   International                0.70          0.05         Select Growth                  0.80          0.05
   Fixed Income I               0.25          0.05         Select Value                   0.70          0.05

  The advisor has contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees for the Short Term Bond Fund, and to reimburse the Fund to the extent that fund level expenses exceed 0.52% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the year ended October 31, 2001 was $575,014. There were no reimbursements for the year ended October 31, 2001.

  Effective December 7, 2000 the Advisor has contractually agreed to waive up to the full amount of its 0.85% combined advisory and administrative fees for the Select Growth Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.83% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the year ended October 31, 2001 was $306,973. There were no reimbursements for the year ended October 31, 2001.

  Effective December 7, 2000 the Advisor has contractually agreed to waive up to the full amount of its 0.75% combined advisory and administrative fees for the Select Value Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.73% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the year ended October 31, 2001 was $275,006. There were no reimbursements for the year ended October 31, 2001.

  In accordance with the special servicing agreement entered into in February 1999 by the Advisor, the Fund of Funds (a group of five Fund of Funds and the Tax-Managed Global Equity Fund which invest in a combination of Class S shares of the Investment Company's portfolios) and the Funds listed below, the "Underlying Funds" in which the Fund of Funds invest, expenses from the operation of the Fund of Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any Fund of Fund, the Advisor will reimburse the respective Underlying Funds.

  For the year ended October 31, 2001, the special servicing expense charged to the Underlying Funds amounted to:

                                      AMOUNT
    UNDERLYING FUNDS                   PAID
  ----------------------------     -----------
  Emerging Markets                 $   100,073
  Short-Term Bond                       81,476
  Real Estate Securities               121,173

218 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

  CUSTODIAN: The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the year ended October 31, 2001, the Fund's custodian fees were reduced by the following amounts under these arrangements:

  Equity I            $  8,157         Fixed Income III            $  27,444
  Equity II             11,502         Emerging Markets               12,163
  Equity III               606         Real Estate Securities          6,486
  Equity Q               2,875         Short Term Bond                25,427
  International          9,972         Select Growth                     669
  Fixed Income I        66,502         Select Value                      656

  ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the Advisor. The amount of this fee for the year ended October 31, 2001 was $163,293.

  TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the Funds reported herein for the year ended October 31, 2001 were $5,660,094. In addition, FRIMCo has contractually agreed to waive a portion of its transfer agency fees to the extent that those fees would affect "Other Expenses" of certain Funds by one basis point or more. The total transfer agent fee waiver for the year ended October 31, 2001 were as follows:

                                 TA FEE
      FUND                   WAIVER AMOUNT
  ------------------        ------------------
  Select Value              $        9,614
  Select Growth                      9,250

  DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company was authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

  In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C and Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C and Class E shares on an annual basis.

  BROKERAGE COMMISSIONS: The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Amounts retained by Frank Russell Securities, Inc. for the year ended October 31, 2001 were as follows:

  UNDERLYING FUNDS    AMOUNT        UNDERLYING FUNDS             AMOUNT
  ----------------   ---------      ----------------           ----------
  Equity I            $ 22,799      Emerging Markets           $   38,307
  Equity II             13,930      Real Estate Securities         23,722
  Equity III             4,373      Select Growth                   4,957
  Equity Q              14,070      Select Value                    3,257
  International        142,807


  Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

  BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $55,000 per year plus out-of-pocket expenses. Total Trustee expenses for the year ended October 31, 2001 were $158,790 and were allocated to each Fund where appropriate.

                                               Notes to Financial Statements 219

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

5. FUND SHARE TRANSACTIONS Share transactions for the year ended October 31, 2001, the ten months ended October 31, 2000, and the year ended December 31, 1999 were as follows:



                                                                   SHARES                                 DOLLARS (000)
                                                -----------------------------------------   ----------------------------------------
                                                     2001           2000         1999           2001          2000            1999
                                                -----------------------------------------   ----------------------------------------
EQUITY I
  CLASS E (a)
  Proceeds from shares sold                        492,649        292,724     1,354,362    $   14,962     $  10,564      $   51,240
  Proceeds from reinvestment of distributions       18,775         28,057       115,629           573           959           4,159
  Payments for shares redeemed                    (523,801)      (408,715)     (155,939)      (15,760)      (14,560)         (5,805)
                                               -----------    -----------    ----------    ----------     ---------      ----------
  Net increase (decrease)                          (12,377)       (87,934)    1,314,052          (225)       (3,037)         49,594
                                               -----------    -----------    ----------    ----------     ---------      ----------
  CLASS I
  Proceeds from shares sold                      9,861,980      9,605,512    14,156,753       292,201       341,223         524,846
  Proceeds from reinvestment of distributions      641,926        922,166     4,034,855        19,561        31,556         145,015
  Payments for shares redeemed                 (19,617,361)   (12,744,159)  (13,888,434)     (586,263)     (456,221)       (518,304)
                                               -----------    -----------    ----------    ----------     ---------      ----------
  Net increase (decrease)                       (9,113,455)    (2,216,481)    4,303,174      (274,501)      (83,442)        151,557
                                               -----------    -----------    ----------    ----------     ---------      ----------
  CLASS Y (b)
  Proceeds from shares sold                      4,752,542      1,235,053            --       142,206        45,543              --
  Proceeds from reinvestment of distributions       44,502          5,910            --         1,274           212              --
  Payments for shares redeemed                     (59,883)      (187,340)           --        (1,795)       (6,840)             --
                                               -----------    -----------    ----------    ----------     ---------      ----------
  Net increase (decrease)                        4,737,161      1,053,623            --       141,685        38,915              --
                                               -----------    -----------    ----------    ----------     ---------      ----------
  Total net increase (decrease)                 (4,388,671)    (1,250,792)    5,617,226    $ (133,041)    $ (47,564)     $  201,151
                                               ===========    ===========    ==========    ==========     =========      ==========


EQUITY II
  CLASS E (a)
  Proceeds from shares sold                        500,042        300,361      1,114,666   $   15,775     $  11,258      $   35,655
  Proceeds from reinvestment of distributions      137,660         17,907         42,280        4,283           654           1,407
  Payments for shares redeemed                    (513,953)      (330,935)      (218,128)     (16,642)      (12,420)         (7,131)
                                               -----------    -----------    ----------    ----------     ---------      ----------
  Net increase (decrease)                          123,749        (12,667)       938,818        3,416          (508)         29,931
                                               -----------    -----------    ----------    ----------     ---------      ----------
  CLASS I
  Proceeds from shares sold                      7,140,976      4,981,555      8,372,629      225,472       186,942         260,038
  Proceeds from reinvestment of distributions    2,825,235        398,533      1,054,369       87,865        14,595          34,320
  Payments for shares redeemed                  (9,353,044)    (6,397,360)    (5,608,745)    (294,045)     (243,582)       (177,851)
                                               -----------    -----------    ----------    ----------     ---------      ----------
  Net increase (decrease)                          613,167     (1,017,272)     3,818,253       19,292       (42,045)        116,507
                                               -----------    -----------    ----------    ----------     ---------      ----------
  CLASS Y (b)
  Proceeds from shares sold                      3,076,212      1,304,621             --       96,999        50,609              --
  Proceeds from reinvestment of distributions      204,656          3,437             --        6,367           132              --
  Payments for shares redeemed                    (107,217)        (1,366)            --       (3,456)          (50)             --
                                               -----------    -----------    ----------    ----------     ---------      ----------
  Net increase (decrease)                        3,173,651      1,306,692             --       99,910        50,691              --
                                               -----------    -----------    ----------    ----------     ---------      ----------
  Total net increase (decrease)                  3,910,567        276,753      4,757,071   $  122,618     $   8,138      $  146,438
                                               ===========    ===========    ==========    ==========     =========      ==========

(a) Share transactions for Class E are for the period May 14, 1999 (commencement of sale) to December 31, 1999.
(b) Share transactions for Class Y are for the period March 29, 2000 (commencement of sale) to October 31, 2000.

220 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY INSTITUTIONAL FUNDS

October 31, 2001

                                                             SHARES                             DOLLARS (000)
                                               -----------------------------------   -----------------------------------
EQUITY III                                         2001       2000        1999         2001        2000          1999
                                               ----------- ---------- ------------   ----------  ----------  -----------
  CLASS E (a)
  Proceeds from shares sold                         18,005     50,554     337,230    $      455  $    1,226  $    9,867
  Proceeds from reinvestment of distributions        1,691      2,224      22,539            42          56         577
  Payments for shares redeemed                     (82,674)  (115,186)    (56,941)       (2,049)     (2,795)     (1,592)
                                               ----------- ---------- -----------    ----------  ----------  ----------
  Net increase (decrease)                          (62,978)   (62,408)    302,828        (1,552)     (1,513)      8,852
                                               ----------- ---------- -----------    ----------  ----------  ----------

  CLASS I
  Proceeds from shares sold                      1,816,884  1,725,589   1,957,585        46,104      41,982      55,751
  Proceeds from reinvestment of distributions       32,910     41,095     577,930           808       1,031      15,142
  Payments for shares redeemed                  (3,388,076)(3,283,293) (3,331,811)      (85,430)    (80,591)    (94,786)
                                               ----------- ---------- -----------    ----------  ----------  ----------
  Total net increase (decrease)                 (1,538,282)(1,516,609)   (796,296)      (38,518)    (37,578)    (23,893)
                                               ----------- ---------- -----------    ----------  ----------  ----------
  Total net increase (decrease)                 (1,601,260)(1,579,017)   (493,468)   $  (40,070) $  (39,091) $  (15,041)
                                               =========== ========== ===========    ==========  ==========  ==========


EQUITY Q
  CLASS E (a)
  Proceeds from shares sold                        383,965    325,867     891,875    $   13,306  $   13,267  $   38,092
  Proceeds from reinvestment of distributions       23,637     18,406     101,824           838         702       4,077
  Payments for shares redeemed                    (288,267)  (464,372)   (254,253)       (9,887)    (18,889)    (10,726)
                                               ----------- ---------- -----------    ----------  ----------  ----------
  Net increase (decrease)                          119,335   (120,099)    739,446         4,257      (4,920)     31,443
                                               ----------- ---------- -----------    ----------  ----------  ----------

  CLASS I
  Proceeds from shares sold                     11,400,288  8,964,765   9,489,238       389,327     363,852     402,156
  Proceeds from reinvestment of distributions    1,248,635    740,589   4,403,495        44,164      28,430     176,157
  Payments for shares redeemed                 (12,910,464)(9,208,522)(10,314,554)     (445,884)   (377,361)   (437,835)
                                               ----------- ---------- -----------    ----------  ----------  ----------
  Total net increase (decrease)                   (261,541)   496,832   3,578,179       (12,393)     14,921     140,478
                                               ----------- ---------- -----------    ----------  ----------  ----------

  CLASS Y (b)
  Proceeds from shares sold                     14,772,890  1,112,199          --       498,306      46,997          --
  Proceeds from reinvestment of distributions       94,110      5,356          --         3,074         221          --
  Payments for shares redeemed                    (474,299)  (163,724)         --       (16,821)     (6,824)         --
                                               ----------- ---------- -----------    ----------  ----------  ----------
  Net increase (decrease)                       14,392,701    953,831          --       484,559      40,394          --
                                               ----------- ---------- -----------    ----------  ----------  ----------
  Total net increase (decrease)                 14,250,495  1,330,564   4,317,625    $  476,423  $   50,395  $  171,921
                                               =========== ========== ===========    ==========  ==========  ==========


(a) Share transactions for Class E are for the period May 14, 1999 (commencement of sale) to December 31, 1999.
(b) Share transactions for Class Y are for the period March 29, 2000 (commencement of sale) to October 31, 2000.

                                               Notes to Financial Statements 221

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

                                                                   SHARES                         DOLLARS (000)
                                                  -------------------------------------  -------------------------------
INTERNATIONAL                                           2001         2000        1999       2001       2000        1999
                                                  -----------   ----------   ----------  ---------  ---------  ---------
  CLASS E (a)
  Proceeds from shares sold                           289,559      178,343      799,750  $   9,980  $   7,646  $  31,654
  Proceeds from reinvestment of distributions          30,084       18,560       29,732      1,107        818      1,314
  Payments for shares redeemed                       (291,193)    (193,483)    (175,179)    (9,989)    (8,483)    (7,644)
                                                  -----------   ----------   ----------  ---------  ---------  ---------
  Net increase (decrease)                              28,450        3,420      654,303      1,098        (19)    25,324
                                                  -----------   ----------   ----------  ---------  ---------  ---------

  CLASS I
  Proceeds from shares sold                        10,818,690    7,484,295    8,507,370    359,380    323,366    342,619
  Proceeds from reinvestment of distributions       1,344,057      807,189    1,496,665     49,433     35,605     64,808
  Payments for shares redeemed                    (16,834,122)  (7,478,950)  (9,584,595)  (568,258)  (326,652)  (389,449)
                                                  -----------   ----------   ----------  ---------  ---------  ---------
  Net increase (decrease)                          (4,671,375)     812,534      419,440   (159,445)    32,319     17,978
                                                  -----------   ----------   ----------  ---------  ---------  ---------

  CLASS Y (b)
  Proceeds from shares sold                        11,741,983    2,117,122           --    388,248     93,469         --
  Proceeds from reinvestment of distributions         110,072           --           --      4,050         --         --
  Payments for shares redeemed                       (220,522)    (145,771)          --     (6,308)    (6,200)        --
                                                  -----------   ----------   ----------  ---------  ---------  ---------
  Net increase (decrease)                          11,631,533    1,971,351           --    385,990     87,269         --
                                                  -----------   ----------   ----------  ---------  ---------  ---------
  Total net increase (decrease)                     6,988,608    2,787,305    1,073,743  $ 227,643  $ 119,569  $  43,302
                                                  ===========   ==========   ==========  =========  =========  =========


EMERGING MARKETS
  CLASS C (c)
  Proceeds from shares sold                           137,117      140,959      147,290  $   1,123  $   1,606  $   1,466
  Proceeds from reinvestment of distributions              --          228           45         --          3         --
  Payments for shares redeemed                        (35,899)     (28,302)     (16,617)      (284)      (319)      (167)
                                                  -----------   ----------   ----------  ---------  ---------  ---------
  Net increase (decrease)                             101,218      112,885      130,718        839      1,290      1,299
                                                  -----------   ----------   ----------  ---------  ---------  ---------

  CLASS E
  Proceeds from shares sold                           567,859      288,875      852,482      4,705      3,222      8,575
  Proceeds from reinvestment of distributions              --        1,435        1,091         --         19         13
  Payments for shares redeemed                       (266,754)    (103,971)    (353,467)    (2,184)    (1,246)    (3,674)
                                                  -----------   ----------   ----------  ---------  ---------  ---------
  Net increase (decrease)                             301,105      186,339      500,106      2,521      1,995      4,914
                                                  -----------   ----------   ----------  ---------  ---------  ---------

  CLASS S
  Proceeds from shares sold                        16,388,682   13,110,992   14,900,682    135,632    150,574    140,982
  Proceeds from reinvestment of distributions             424      131,179      281,096          3      1,688      2,639
  Payments for shares redeemed                    (16,408,954)  (8,818,705) (15,483,258)  (136,160)  (100,976)  (152,294)
                                                  -----------   ----------   ----------  ---------  ---------  ---------
  Net increase (decrease)                             (19,848)   4,423,466     (301,480)      (525)    51,286     (8,673)
                                                  -----------   ----------   ----------  ---------  ---------  ---------
  Total net increase (decrease)                       382,475    4,722,690      329,344  $   2,835  $  54,571  $  (2,460)
                                                  ===========   ==========   ==========  =========  =========  =========

(a) Share transactions for Class E are for the period May 14, 1999 (commencement of sale) to December 31, 1999.
(b) Share transactions for Class Y are for the period March 29, 2000 (commencement of sale) to October 31, 2000.
(c) Share transactions for Class C are for the period January 27,1999 (commencement of sale) to December 31, 1999.

222 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

                                                                    SHARES                            DOLLARS (000)
                                                    -------------------------------------   -----------------------------------
REAL ESTATE SECURITIES                                     2001         2000      1999          2001         2000        1999
                                                    -----------   ----------  -----------   ----------   ----------  ----------
  CLASS C (a)
  Proceeds from shares sold                             103,276       64,749       84,921   $    2,875   $    1,594  $    2,034
  Proceeds from reinvestment of distributions             6,912        3,034        2,678          192           76          59
  Payments for shares redeemed                          (29,021)     (14,954)      (9,550)        (804)        (367)       (227)
                                                    -----------   ----------  -----------   ----------   ----------  ----------
  Net increase (decrease)                                81,167       52,829       78,049        2,263        1,303       1,866
                                                    -----------   ----------  -----------   ----------   ----------  ----------

  CLASS E
  Proceeds from shares sold                             212,123      142,796      378,070        5,932        3,584       9,451
  Proceeds from reinvestment of distributions            16,648        9,694       13,837          465          243         312
  Payments for shares redeemed                         (156,979)    (117,101)    (113,177)      (4,398)      (2,906)     (2,588)
                                                    -----------   ----------  -----------   ----------   ----------  ----------
  Total net increase (decrease)                          71,792       35,389      278,730        1,999          921       7,175
                                                    -----------   ----------  -----------   ----------   ----------  ----------

  CLASS S
  Proceeds from shares sold                           5,249,657    6,443,988   10,307,873      147,150      156,960     247,786
  Proceeds from reinvestment of distributions           928,495      687,466    1,500,692       26,005       17,315      34,444
  Payments for shares redeemed                       (9,472,152)  (7,381,200)  (9,610,223)     265,634)    (183,340)   (227,746)
                                                    -----------   ----------  -----------   ----------   ----------  ----------
  Total net increase (decrease)                      (3,294,000)    (249,746)   2,198,342      (92,479)      (9,065)     54,484
                                                    -----------   ----------  -----------   ----------   ----------  ----------
  Total net increase (decrease)                      (3,141,041)    (161,528)   2,555,121   $  (88,217)  $   (6,841) $   63,525
                                                    ===========   ==========  ===========   ==========   ==========  ==========


SHORT TERM BOND
  CLASS C (b)
  Proceeds from shares sold                              78,584       22,477      104,488   $    1,467   $      408  $    1,907
  Proceeds from reinvestment of distributions             2,381        1,599        1,225           44           29          22
  Payments for shares redeemed                          (27,890)     (31,409)     (61,555)        (514)        (571)     (1,119)
                                                    -----------   ----------  -----------   ----------   ----------  ----------
  Net increase (decrease)                                53,075      (7,333)       44,158          997         (134)        810
                                                    -----------   ----------  -----------   ----------   ----------  ----------

  CLASS E (c)
  Proceeds from shares sold                             564,628      116,497      550,310       10,581        2,122      10,084
  Proceeds from reinvestment of distributions            36,645       22,134       14,963          680          401         271
  Payments for shares redeemed                         (214,143)     (76,745)     (84,513)      (4,004)      (1,395)     (1,538)
                                                    -----------   ----------  -----------   ----------   ----------  ----------
  Total net increase (decrease)                         387,130       61,886      480,760        7,257        1,128       8,817
                                                    -----------   ----------  -----------   ----------   ----------  ----------

  CLASS S
  Proceeds from shares sold                           8,965,303    6,650,792   12,497,701      167,732      120,544     229,357
  Shares issued in connection with acquisition
    of Volatility Constrained Bond Fund                      --           --    8,934,738           --           --     163,684
  Proceeds from reinvestment of distributions           970,821      866,714    1,023,507       17,951       15,671      18,557
  Payments for shares redeemed                      (12,032,878)  (9,120,589) (11,748,485)    (224,412)    (165,693)   (214,600)
                                                    -----------   ----------  -----------   ----------   ----------  ----------
  Total net increase (decrease)                      (2,096,754)  (1,603,083)  10,707,461      (38,729)     (29,478)    196,998
                                                    -----------   ----------  -----------   ----------   ----------  ----------
  Total net increase (decrease)                      (1,656,549)  (1,548,530)  11,232,379    $ (30,475)  $  (28,484) $  206,625
                                                    ===========   ==========  ===========   ==========   ==========  ==========


(a) Share transactions for Class C are for the period January 27, 1999 (commencement of sale) to December 31, 1999.
(b) Share transactions for Class C are for the period March 3, 1999 (commencement of sale) to December 31, 1999.
(c) Share transactions for Class E are for the period February 18, 1999 (commencement of sale) to December 31, 1999.


                                               Notes to Financial Statements 223

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

                                                                   SHARES                                DOLLARS (000)
                                                  --------------------------------------  -----------------------------------------
                                                       2001         2000         1999          2001          2000          1999
                                                  -----------   -----------  -----------  ------------  ------------  -------------
FIXED INCOME I
  CLASS E (a)
  Proceeds from shares sold                           439,031       287,075    2,062,938  $      9,440  $      5,884  $      43,403
  Proceeds from reinvestment of distributions          86,139        73,480       61,886         1,840         1,510          1,272
  Payments for shares redeemed                       (554,449)     (529,190)    (353,494)      (11,933)      (10,865)        (7,315)
                                                  -----------   -----------  -----------  ------------  ------------  -------------
  Net increase (decrease)                             (29,279)     (168,635)   1,771,330          (653)       (3,471)        37,360
                                                  -----------   -----------  -----------  ------------  ------------  -------------

  CLASS I
  Proceeds from shares sold                        16,817,236    13,437,770   18,807,025       361,700       275,936        402,034
  Proceeds from reinvestment of distributions       2,217,992     1,813,302    2,614,237        47,346        37,248         54,266
  Payments for shares redeemed                    (25,395,832)  (23,696,396) (14,519,562)     (549,198)     (487,272)      (310,433)
                                                  -----------   -----------  -----------  ------------  ------------  -------------
  Total net increase (decrease)                    (6,360,604)   (8,445,324)   6,901,700      (140,152)     (174,088)       145,867
                                                  -----------   -----------  -----------  ------------  ------------  -------------

  CLASS Y (b)
  Proceeds from shares sold                        18,533,028     8,093,084           --       399,111       166,798             --
  Proceeds from reinvestment of distributions         916,492       357,248           --        19,721         7,332             --
  Payments for shares redeemed                     (3,074,749)   (1,523,097)          --       (67,817)      (31,454)            --
                                                  -----------   -----------  -----------  ------------  ------------  -------------
  Net increase (decrease)                          16,374,771     6,927,235           --       351,015       142,676             --
                                                  -----------   -----------  -----------  ------------  ------------  -------------
  Total net increase (decrease)                     9,984,888    (1,686,724)   8,673,030  $    210,210  $    (34,883) $     183,227
                                                  ===========   ===========  ===========  ============  ============  =============

FIXED INCOME III
  CLASS E (a)
  Proceeds from shares sold                           649,990       302,624      308,301  $      6,540  $      2,938  $       3,102
  Proceeds from reinvestment of distributions          35,736        21,605       10,658           359           210            104
  Payments for shares redeemed                       (652,317)      (21,824)     (72,605)       (6,561)         (211)          (709)
                                                  -----------   -----------  -----------  ------------  ------------  -------------
  Net increase (decrease)                              33,409       302,405      246,354           338         2,937          2,497
                                                  -----------   -----------  -----------  ------------  ------------  -------------

  CLASS I
  Proceeds from shares sold                        10,393,451    13,341,673   20,354,848       104,693       129,017        204,642
  Proceeds from reinvestment of distributions       2,569,885     2,241,863    2,728,636        25,588        21,725         26,843
  Payments for shares redeemed                    (20,257,459)  (17,594,072) (19,561,642)     (203,805)     (170,578)      (196,406)
                                                  -----------   -----------  -----------  ------------  ------------  -------------
  Total net increase (decrease)                    (7,294,123)   (2,010,536)   3,521,842       (73,524)      (19,836)        35,079
                                                  -----------   -----------  -----------  ------------  ------------  -------------

  CLASS Y (c)
  Proceeds from shares sold                                --     2,118,163           --            --        20,584             --
  Proceeds from reinvestment of distributions         140,589        68,648           --         1,401           665             --
  Payments for shares redeemed                             --            --           --            --            --             --
                                                  -----------   -----------  -----------  ------------  ------------  -------------
  Net increase (decrease)                             140,589     2,186,811           --         1,401        21,249             --
                                                  -----------   -----------  -----------  ------------  ------------  -------------
  Total net increase (decrease)                    (7,120,126)      478,680    3,768,196  $    (71,785)      $ 4,350  $      37,576
                                                  ===========   ===========  ===========  ============  ============  =============

(a) Share transactions for Class E are for the period May 14, 1999 (commencement of sale) to December 31, 1999.

(b) Share transactions for Class Y are for the period March 29, 2000 (commencement of sale) to October 31, 2000.

(c) Share transactions for Class Y are for the period June 7, 2000 (commencement of sale) to October 31, 2000.

224 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

                                                      SHARES      DOLLARS (000)
                                                  -------------   -------------
                                                       2001           2001
SELECT GROWTH (a)                                 -------------   -------------
  CLASS C
  Proceeds from shares sold                             166,964   $       1,561
  Proceeds from reinvestment of distributions                --              --
  Payments for shares redeemed                          (13,972)           (102)
                                                  -------------   -------------
  Net increase (decrease)                               152,992           1,459
                                                  -------------   -------------
  CLASS E
  Proceeds from shares sold                             406,916           3,499
  Proceeds from reinvestment of distributions                --              --
  Payments for shares redeemed                             (735)             (6)
                                                  -------------   -------------
  Total net increase (decrease)                         406,191           3,493
                                                  -------------   -------------
  CLASS I
  Proceeds from shares sold                           3,258,910          31,629
  Proceeds from reinvestment of distributions                --              --
  Payments for shares redeemed                         (123,313)           (842)
                                                  -------------   -------------
  Net increase (decrease)                             3,135,597          30,787
                                                  -------------   -------------
  CLASS S
  Proceeds from shares sold                           3,737,572          35,271
  Proceeds from reinvestment of distributions                --              --
  Payments for shares redeemed                         (148,910)           (969)
                                                  -------------   -------------
  Net increase (decrease)                             3,588,662          34,302
                                                  -------------   -------------
  Total net increase (decrease)                       7,283,442   $      70,041
                                                  =============   =============

                                                      SHARES      DOLLARS (000)
                                                  -------------   -------------
                                                       2001           2001
SELECT VALUE (a)                                  -------------   -------------
  CLASS C
  Proceeds from shares sold                             223,038   $       2,153
  Proceeds from reinvestment of distributions               181               2
  Payments for shares redeemed                           (6,468)            (55)
                                                  -------------   -------------
  Net increase (decrease)                               216,751           2,100
                                                  -------------   -------------
  CLASS E
  Proceeds from shares sold                             394,890           3,786
  Proceeds from reinvestment of distributions               811               7
  Payments for shares redeemed                          (25,822)           (250)
                                                  -------------   -------------
  Total net increase (decrease)                         369,879           3,543
                                                  -------------   -------------
  CLASS I
  Proceeds from shares sold                           3,434,442          33,635
  Proceeds from reinvestment of distributions            19,957             180
  Payments for shares redeemed                          (58,864)           (515)
                                                  -------------   -------------
  Net increase (decrease)                             3,395,535          33,300
                                                  -------------   -------------
  CLASS S
  Proceeds from shares sold                           3,961,683          38,602
  Proceeds from reinvestment of distributions            24,255             216
  Payments for shares redeemed                         (317,533)         (2,826)
                                                  -------------   -------------
  Net increase (decrease)                             3,668,405          35,992
                                                  -------------   -------------
  Total net increase (decrease)                       7,650,570   $      74,935
                                                  =============   =============

(a) Share transactions for all Classes are for the period January 31, 2001 (commencement of operations) to October 31, 2001.

                                               Notes to Financial Statements 225

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

6. LINE OF CREDIT
   The Investment Company (the "Participants"), excluding Select Growth Fund and Select Value Fund, share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 27, 2001. The Funds did not have any drawdowns for the year ended October 31, 2001.

7. DIVIDENDS
   On December 6, 2001, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on December 11, 2001 to shareholders of record December 7, 2001.

                             NET INVESTMENT      SHORT-TERM       LONG-TERM
                                 INCOME        CAPITAL GAINS    CAPITAL GAINS
                             --------------    -------------    -------------
   Fixed I - Class I            0.3145            0.1602            0.1090
   Fixed I - Class E            0.3029              --                --
   Fixed I - Class Y            0.3185              --                --
   Fixed III - Class I          0.2853              --                --
   Fixed III - Class E          0.2802              --                --

8. BENEFICIAL INTEREST
   As of October 31, 2001, the following Funds have one or more shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                                %            %            %
                                            ----------   ----------   ----------
   Equity I                                    24.2          --           --
   Equity II                                   28.4          --           --
   Equity III                                  17.4          12.7         11.1
   Equity Q                                    25.0          23.4         --
   International                               21.6          19.3         --
   Fixed Income I                              15.8          14.3         12.0
   Fixed Income III                            36.7          10.3         --
   Emerging Markets                            25.0          --           --
   Real Estate Securities                      28.6          --           --
   Short Term Bond                             23.7          --           --
   Select Growth                               82.5          --           --
   Select Value                                66.0          13.1         --

226 Notes to Financial Statements

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of assets and liabilities, including the statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the series of Frank Russell Investment Company (in this report comprised of Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I, Fixed Income III, Emerging Markets, Real Estate Securities, Short Term Bond, Select Growth, and Select Value (the "Funds")) at October 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Seattle, Washington
December 14, 2001

                                           Report of Independent Accountants 227

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

TAX INFORMATION

October 31, 2001 (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended October 31, 2001:

                                      TOTAL LONG-TERM
                                       CAPITAL GAINS
                                      ---------------
Equity I                              $    15,209,806
Equity II                                  68,775,573
Equity Q                                   40,205,687
International                              46,558,576

The Emerging Markets Fund and International Fund paid foreign taxes of $743,098 and $2,496,730, and recognized $6,013,226 and $21,676,403 of foreign source income, respectively, during the taxable year ended October 31, 2001. Pursuant to Section 853 of the Internal Revenue Code, the Emerging Markets Fund and International Fund designates $0.0185 and $0.0666 per share of foreign taxes paid and $0.1498 and $0.5780 of gross income earned from foreign sources, respectively, in the taxable year ended October 31, 2001.

228 Tax Information

INSTITUTIONAL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES
  Lynn L. Anderson, Chairman
  Paul E. Anderson
  Paul Anton, PhD
  William E. Baxter
  Kristianne Blake
  Lee C. Gingrich
  Eleanor W. Palmer
  Raymond P. Tennison, Jr.

TRUSTEES EMERITUS
  George F. Russell, Jr.

OFFICERS
  Lynn L. Anderson, Chairman of the Board and President
  Mark Amberson, Manager of Short Term Investment Funds
  Mark E. Swanson, Treasurer and Chief Accounting Officer
  Randall P. Lert, Director of Investments
  Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, WA 98402

CONSULTANT
  Frank Russell Company
  909 A Street
  Tacoma, WA 98402

CUSTODIAN
  State Street Bank and Trust Company
  Allan Forbes Building
  150 Newport Avenue AFB35
  North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
  909 A Street
  Tacoma, WA 98402
  (800) RUSSEL4
  (800) 787-7354

LEGAL COUNSEL
  Stradley, Ronon, Stevens & Young, LLP
  2600 One Commerce Square
  Philadelphia, PA 19103-7098

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  999 Third Avenue
  Suite 1800
  Seattle, WA 98104

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  909 A Street
  Tacoma, WA 98402

MONEY MANAGERS
EQUITY I FUND
  Alliance Capital Management L.P., Minneapolis, MN
  Alliance Capital Management L.P. through it's Bernstein
    Investment Research and Management Unit, New York, NY
  Barclays Global Investors, San Francisco, CA
  Jacobs Levy Equity Management, Inc., Florham Park, NJ
  Marsico Capital Management, LLC, Denver, CO
  MFS Institutional Advisors, Inc., Boston, MA
  Peachtree Asset Management,  Atlanta, GA
  Strong Capital Management, Inc., Menomonee Falls, WI
  Suffolk Capital Management, Inc., New York, NY
  Turner Investment Partners, Inc., Berwyn, PA
  Westpeak Global Advisors, L.P., Boulder, CO

EQUITY II FUND
  CapitalWorks Investment Partners, LLC, San Diego, CA
  David J. Greene and Company, LLC, New York, NY
  Delphi Management, Inc., Boston, MA
  GlobeFlex Capital, L.P., San Diego, CA
  Jacobs Levy Equity Management, Inc., Florham Park, NJ
  Sirach Capital Management, Inc., Seattle, WA
  Suffolk Capital management, Inc., New York, NY
  TimesSquare Capital Management, Inc., New York, NY
  Westpeak Global Advisors, L.P., Boulder, CO

EQUITY III FUND
  Barclays  Global Investors, San Francisco, CA
  Iridian Asset Management LLC, Westport, CT
  Westpeak Global Advisors, L.P., Boulder, CO

EQUITY Q FUND
  Barclays Global Investors, San Francisco, CA
  Franklin Portfolio Associates, LLC, Boston, MA
  Jacobs Levy Equity Management, Inc., Florham Park, NJ
  J.P. Morgan Investment Management, Inc., New York, NY

INTERNATIONAL FUND
  Alliance Capital Management L.P. through it's Bernstein
    Investment Research and Management Unit, New York, NY
  Capital International, Inc., Los Angeles, CA
  Delaware International Advisers Ltd., London, England
  Driehaus Capital Management, Inc., Chicago, IL
  Fidelity Management & Research Company, Boston, MA
  J.P. Morgan Investment Management, Inc., New York, NY
  Marvin & Palmer Associates, Inc., Wilmington, DE
  Mastholm Asset Management, LLC, Bellevue, WA
  Oechsle International Advisors, LLC, Boston, MA
  The Boston Company Asset Management, LLC, Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers 229

INSTITUTIONAL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

EMERGING MARKETS FUND
  Alliance Capital Management L.P. through it's Bernstein
    Investment Research and Management Unit, New York, NY
  Foreign & Colonial Emerging Markets Limited,
    London, England
  Genesis Asset Managers Limited, London, England
  Nicholas Applegate Capital Management, San Diego, CA
  Schroder Investment Management North America Limited,
    New York, NY

REAL ESTATE SECURITIES FUND
  AEW Management and Advisors, L.P., Boston, MA
  Cohen & Steers Capital Management, Inc., New York, NY
  Security Capital Global Capital Management Group Inc.,
    Chicago, IL

SHORT TERM BOND FUND
  BlackRock Financial Management, Inc., New York, NY
  Merganser Capital Management L.P., Cambridge, MA
  Pacific Investment Management Company, LLC,
    Newport Beach, CA
  STW Fixed Income Management, Santa Barbara, CA

FIXED INCOME I FUND
  Lincoln Capital Management Company, Chicago, IL
  Pacific Investment Management Company, LLC,
    Newport Beach, CA
  Standish Mellon Asset Management Company LLC,
    Boston, MA

FIXED INCOME III FUND
  Lazard Asset Management, a Division of Lazard Freres
    & Co. LLC, New York, NY
  Morgan Stanley Investments LP, West Conshohocken, PA
  Pacific Investment Management Company, LLC,
    Newport Beach, CA
  Standish Mellon Asset Management Company LLC,
    Boston, MA

SELECT GROWTH FUND
  CapitalWorks Investment Partners, LLC, San Diego, CA
  Fuller & Thaler Asset Management, Inc., San Mateo, CA
  Strong Capital Management, Inc., Menomonee Falls, WI
  TCW Investment Management Company, Los Angeles, CA
  Turner Investment Partners, Inc., Berwyn, PA

SELECT VALUE FUND
  Iridian Asset Management LLC, Westport,  CT
  MFS Institutional Advisors, Inc., Boston, MA
  Systematic Financial Management, L.P., Teaneck, NJ

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

230 Manager, Money Managers and Service Providers

[LOGO OF RUSSELL)

FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com